UNITED STATES

SECURITIES AND EXCHANGE COMMISSION

Washington, D.C. 20549

FORM N-CSR

CERTIFIED SHAREHOLDER REPORT OF REGISTERED MANAGEMENT

INVESTMENT COMPANIES

Investment Company Act file number             811-08004

                         Aston Funds

(Exact name of registrant as specified in charter)

120 North LaSalle Street, 25th Floor

                             Chicago, IL 60602

(Address of principal executive offices) (Zip code)

Stuart D. Bilton, President

Aston Funds

120 North LaSalle Street, 25th Floor

                             Chicago, IL 60602

(Name and address of agent for service)

Registrant’s telephone number, including area code:  (312) 268-1400

Date of fiscal year end:   October 31

Date of reporting period:   April 30, 2014

Form N-CSR is to be used by management investment companies to file reports with the Commission not later than 10 days after the transmission to stockholders of any report that is required to be transmitted to stockholders under Rule 30e-1 under the Investment Company Act of 1940 (17 CFR 270.30e-1). The Commission may use the information provided on Form N-CSR in its regulatory, disclosure review, inspection, and policymaking roles.

A registrant is required to disclose the information specified by Form N-CSR, and the Commission will make this information public. A registrant is not required to respond to the collection of information contained in Form N-CSR unless the Form displays a currently valid Office of Management and Budget (“OMB”) control number. Please direct comments concerning the accuracy of the information collection burden estimate and any suggestions for reducing the burden to Secretary, Securities and Exchange Commission, 100 F Street, NE, Washington, DC 20549. The OMB has reviewed this collection of information under the clearance requirements of 44 U.S.C. § 3507.

Item 1. Reports to Stockholders.

The Report to Shareholders is attached herewith.

Semi Annual Report 2014

April 30, 2014

Class N, I & R Shares

Equity

Fixed Income

Alternative

International

Sector

Balanced

This Privacy Statement is not part of the Semi Annual Report

PRIVACY STATEMENT

At Aston Funds, we appreciate the privacy concerns and expectations of our customers and we have established the following policies to maintain the privacy of information you share with us.

INFORMATION WE COLLECT

We collect and retain nonpublic personal information about you that may include:

•	Information we receive on your account applications or other forms such as your name, address, financial information and/or social security number;

•	Information we receive about your mutual fund transactions, such as purchases, sales, exchanges and account balances; and

•	Information we collect through the use of Internet “cookies” when you access our website. Cookies are software files we use to track which of our sites you visit.

INFORMATION WE MAY SHARE

We do not sell any of your nonpublic personal information to third parties. We may share the information we collect with affiliates or with non-affiliated third parties only when those parties are acting on our behalf in servicing your account, or as required by law. These third parties may include:

•	Administrative service providers who, for example, process transactions for your account, print checks or prepare account statements;

•	Companies that provide services for us to help market our products to you; and

•	Governmental or other legal agencies, as required by law

When information is shared with third parties, they are legally obligated to maintain the confidentiality of the information and to limit their use of it to servicing your account, except as permitted or required by law.

CONFIDENTIALITY AND SECURITY

We restrict access to your nonpublic personal information to authorized employees who need to access such information in order to provide services or products to you. We maintain physical, electronic and procedural safeguards to protect your nonpublic personal information.

As previously mentioned, we may collect information through the use of Internet “cookies” on our Web site. In addition, in order to provide you with access to your account via the web, it is necessary for us to collect certain nonpublic personal information such as your name, social security number and account information. Special measures such as data encryption and authentication apply to all nonpublic personal information and communications on our Web site.

APPLICABILITY

Our privacy policies apply only to those individual investors who have a direct customer relationship with us. If you are an individual shareholder of record of any of the Funds, the Funds consider you to be their customer. Shareholders purchasing or owning shares of any of the Funds through their bank, broker, or other financial institution should also consult that financial institution’s privacy policies.

Aston Funds values your business. We understand the importance of maintaining the integrity of your personal information and are committed to keeping your trust. Please contact us at 800-992-8151 if you have any questions concerning our policy, or visit us at www.astonfunds.com for additional copies of this policy.

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Aston Funds

Large Cap

ASTON/Montag & Caldwell Growth Fund

ASTON/TAMRO Diversified Equity Fund

ASTON/Herndon Large Cap Value Fund

ASTON/Cornerstone Large Cap Value Fund

Equity Income

ASTON/River Road Dividend All Cap Value Fund

ASTON/River Road Dividend All Cap Value Fund II

Mid Cap

ASTON/Fairpointe Mid Cap Fund

ASTON/Montag  & Caldwell Mid Cap Growth Fund

Small Cap

ASTON/LMCG Small Cap Growth Fund

ASTON/Silvercrest Small Cap Fund

ASTON/TAMRO Small Cap Fund

ASTON/River Road Select Value Fund

ASTON/River Road Small Cap Value Fund

ASTON/River Road Independent Value Fund

Fixed Income

ASTON/DoubleLine Core Plus Fixed Income Fund ASTON/TCH Fixed Income Fund

Alternative

ASTON/Lake Partners LASSO Alternatives Fund

ASTON/Anchor Capital Enhanced Equity Fund

ASTON/River Road Long-Short Fund

International

ASTON/Barings International Fund

ASTON/Guardian Capital Global Dividend Fund

ASTON/LMCG Emerging Markets Fund

ASTON/Pictet International Fund

Sector

ASTON/Harrison Street Real Estate Fund

Balanced

ASTON/Montag & Caldwell Balanced Fund

This report is submitted for general information to the shareholders of the funds. It is not authorized for distribution to prospective investors in the funds unless preceded or accompanied by an effective prospectus which includes details regarding the funds’ objectives, policies, expenses and other information.

Aston Funds are distributed by Foreside Funds Distributors LLC, 400 Berwyn Park, 899 Cassatt Road, Berwyn, PA 19312

Shareholder Services 800-992-8151  •  www.astonfunds.com

NOT FDIC INSURED   •   NO BANK GUARANTEE  •  MAY LOSE VALUE

1

Aston Funds

As of April 30, 2014

Performance Summary (unaudited)

			Average Annual Total Returns
	Class	Six Month Total Return (a)	One Year	Five Year	Ten Year	Since Inception	Total Expense Ratio (b)	Net Expense Ratio (b)	Inception Date
Equity
ASTON/Montag & Caldwell Growth Fund	N	4.65%	12.19%	14.73%	6.98%	9.17%	1.05%	1.05%	11/02/94
	I	4.76	12.47	15.02	7.25	7.63	0.80	0.80	06/28/96
	R	4.52	11.91	14.45	6.72	7.50	1.30	1.30	12/31/02

ASTON/TAMRO Diversified Equity Fund (c)	N	6.19	17.64	16.89	7.45	6.60	1.46	1.20	11/30/00
	I	6.38	17.98	NA	NA	14.98	1.21	0.95	03/02/12

ASTON/Herndon Large Cap Value Fund (c)	N	9.75	19.41	NA	NA	13.59	1.31	1.31	03/31/10
	I	9.87	19.71	NA	NA	13.08	1.06	1.06	03/02/11

ASTON/Cornerstone Large Cap Value Fund (c)	N	8.67	19.83	17.18	8.01	8.19	1.49	1.31	01/04/93
	I	8.68	20.10	17.47	NA	7.44	1.24	1.06	09/20/05

ASTON/River Road Dividend All Cap Value Fund	N	3.94	13.42	17.75	NA	8.48	1.10	1.10	06/28/05
	I	4.07	13.66	18.03	NA	6.04	0.85	0.85	06/28/07

ASTON/River Road Dividend All Cap Value Fund II (c)	N	3.95	12.98	NA	NA	18.91	1.38	1.31	06/27/12
	I	4.07	13.25	NA	NA	19.19	1.13	1.06	06/27/12

ASTON/Fairpointe Mid Cap Fund	N	10.52	30.74	24.74	11.29	13.37	1.12	1.12	09/19/94
	I	10.66	31.04	25.05	NA	11.42	0.87	0.87	07/06/04

ASTON/Montag & Caldwell Mid Cap Growth Fund (c)	N	4.90	18.34	18.23	NA	4.80	1.86	1.26	11/02/07

ASTON/LMCG Small Cap Growth Fund (c)	N	2.77	21.14	NA	NA	15.13	2.04	1.36	11/03/10
	I	2.86	21.39	NA	NA	10.22	1.79	1.11	06/01/11

ASTON/Silvercrest Small Cap Fund (c)	N	2.55	20.15	NA	NA	19.21	2.06	1.41	12/27/11
	I	2.65	20.39	NA	NA	19.51	1.81	1.16	12/27/11

ASTON/TAMRO Small Cap Fund	N	-4.53	8.14	16.86	8.44	10.73	1.31	1.31	11/30/00
	I	-4.42	8.36	17.14	NA	8.51	1.06	1.06	01/04/05

ASTON/River Road Select Value Fund	N	0.11	10.78	15.43	NA	5.12	1.47	1.47	03/29/07
	I	0.22	11.03	15.76	NA	4.82	1.22	1.22	06/28/07

ASTON/River Road Small Cap Value Fund	N	1.43	14.30	15.15	NA	7.69	1.37	1.37	06/28/05
	I	1.56	14.60	15.44	NA	4.64	1.12	1.12	12/13/06

ASTON/River Road Independent Value Fund (c)	N	2.12	6.39	NA	NA	7.03	1.48	1.47	12/31/10
	I	2.19	6.63	NA	NA	5.10	1.23	1.22	06/01/11

Fixed Income
ASTON/DoubleLine Core Plus Fixed Income Fund (c)	N	2.65	0.24	NA	NA	6.39	1.05	0.95	07/18/11
	I	2.78	0.50	NA	NA	6.65	0.80	0.70	07/18/11

ASTON/TCH Fixed Income Fund (c)	N	2.93	0.55	8.37	5.75	5.90	1.13	0.95	12/13/93
	I	3.06	0.75	8.55	5.97	6.19	0.88	0.70	07/31/00

2

Aston Funds

As of April 30, 2014

Performance Summary (unaudited) – continued

			Average Annual Total Returns
	Class	Six Month Total Return (a)	One Year	Five Year		Ten Year		Since Inception		Total Expense Ratio (b)	Net Expense Ratio (b)	Inception Date
Alternative
ASTON/Lake Partners LASSO Alternatives Fund (c)	N	3.35%	5.24%	NA	%	NA	%	5.49%		3.22%	3.22%	03/03/10
	I	3.49	5.46	7.62		NA		7.81		2.97	2.97	04/01/09

ASTON/Anchor Capital Enhanced Equity Fund (c)	N	0.91	6.01	10.32		NA		4.67		1.23	1.23	01/15/08
	I	1.03	6.26	NA		NA		7.26		0.98	0.98	03/03/10

ASTON/River Road Long-Short Fund (c)	N	-1.99	5.47	NA		NA		7.52		2.59	2.43	05/04/11
	I	-1.82	5.83	NA		NA		6.71		2.34	2.18	03/04/13

International
ASTON/Barings International Fund (c)	N	1.71	9.57	NA		NA		6.97		1.67	1.40	03/03/10
	I	1.96	9.98	11.02		NA		-2.10		1.42	1.15	11/02/07

ASTON/Guardian Capital Global Dividend Fund (c)	N	NA	NA	NA		NA		3.50	(d)	5.15	1.31	04/14/14
	I	NA	NA	NA		NA		3.50	(d)	4.90	1.06	04/14/14

ASTON/LMCG Emerging Markets Fund (c)	N	-3.82	-7.00	NA		NA		-6.60		7.31	1.72	03/28/13
	I	-3.63	-6.63	NA		NA		-6.25		7.06	1.47	03/28/13

ASTON/Pictet International Fund (c)	N	NA	NA	NA		NA		1.90	(d)	2.47	1.41	04/14/14
	I	NA	NA	NA		NA		1.90	(d)	2.22	1.16	04/14/14

Sector
ASTON/Harrison Street Real Estate Fund (c)	N	4.50	-3.06	22.02		9.42		8.70		2.22	1.37	12/30/97
	I	4.61	-2.83	22.30		NA		5.88		1.37	1.12	09/20/05

Balanced
ASTON/Montag & Caldwell Balanced Fund (c)	N	3.27	6.78	10.26		5.68		7.68		1.53	1.36	11/02/94
	I	3.33	6.90	10.40		5.86		4.15		1.28	1.11	12/31/98

The performance data quoted represents past performance. Past performance does not guarantee future results. Investment return and principal value will fluctuate so that an investor’s shares, upon redemption may be worth more or less than their original cost. Current performance may be lower or higher than the performance data quoted. For performance data current to the most recent month-end, please visit our website at www.astonfunds.com.

Performance figures do not reflect the deduction of taxes that a shareholder would pay on Fund distributions or redemptions of Fund shares.

(a)	Not annualized.
(b)	The expense ratios presented above may vary from the expense ratios presented in other sections of this report that are based on expenses incurred during the period covered by this report.
(c)

Certain expenses were subsidized or recouped. If these subsidies or recoupment were not in effect, the returns would have been lower or higher, respectively. The Adviser is contractually obligated to waive management fees and/or reimburse expenses through February 28, 2015 for the Funds, other than Guardian Capital Global Dividend Fund and Pictet International Fund, with respect to which the Advisor is contractually obligated to waive management fees and/or reimburse expenses through April 9, 2015.

(d)	Returns are cumulative since inception and are not annualized.

The stocks of small- and mid-cap companies may be subject to a higher degree of market risk because they tend to be more volatile and less liquid. Bond and balanced funds have the same interest rate, high yield, and credit risks associated with the underlying bonds in the portfolio, all of which could reduce a fund’s value. By selling covered call options, a fund limits its opportunity to profit from an increase in the price of the underlying stock above the exercise price, but continues to bear the risk of a decline in the stock. Sector funds may be subject to a higher degree of market risk because of concentration in a specific industry sector. International investing may include the risk of social and political instability, market illiquidity and currency volatility. Emerging markets securities tend to be more volatile and less liquid than securities traded in developed countries. Hedged mutual funds may use derivative instruments, short selling, leveraging and investing in commodities, commodity-linked instruments and non-U.S. companies that involve significant risks.

3

Aston Funds

ASTON/Montag & Caldwell Growth Fund	April 30, 2014

Schedule of Investments (unaudited)

Shares		Market Value

COMMON STOCKS – 92.50%

	Consumer Discretionary – 10.63%
1,070,000	NIKE, Class B	$78,056,500
55,000	Priceline.com *	63,676,250
560,000	Ralph Lauren	84,767,200
1,730,000	Starbucks	122,172,600
1,550,000	TJX	90,179,000
923,500	Yum! Brands	71,100,265

		509,951,815

	Consumer Staples – 20.85%
2,330,800	Colgate-Palmolive	156,862,840
612,800	Costco Wholesale	70,888,704
2,000,000	Estee Lauder, Class A	145,140,000
5,210,000	Mondelez International, Class A	185,736,500
1,290,800	PepsiCo	110,866,812
2,173,300	Procter & Gamble	179,405,915
2,231,300	Walgreen	151,505,270

		1,000,406,041

	Energy – 4.46%
1,850,000	Occidental Petroleum	177,137,500
360,000	Schlumberger	36,558,000

		213,695,500

	Financials – 6.58%
1,550,000	American Express	135,516,500
670,000	State Street	43,255,200
2,760,000	Wells Fargo	137,006,400

		315,778,100

	Healthcare – 23.09%
3,806,100	Abbott Laboratories	147,448,314
1,015,700	Allergan	168,443,688

Shares		Market Value

	Healthcare (continued)
1,400,000	AmerisourceBergen	$91,252,000
580,556	Biogen Idec *	166,689,238
2,569,500	Gilead Sciences *	201,680,055
998,085	McKesson	168,866,001
621,300	Stryker	48,306,075
1,008,400	Thermo Fisher Scientific	114,957,600

		1,107,642,971

	Industrials – 6.87%
3,884,500	General Electric	104,454,205
375,658	Union Pacific	71,536,553
1,560,000	United Parcel Service, Class B	153,660,000

		329,650,758

	Information Technology – 16.88%
1,259,900	Accenture, Class A (Ireland)	101,069,178
2,850,000	eBay *	147,715,500
181,891	Google, Class A *	97,289,858
85,000	Google, Class C *	44,766,100
5,350,000	Juniper Networks *	132,091,500
1,950,000	QUALCOMM	153,484,500
658,749	Visa, Class A	133,469,135

		809,885,771

	Materials – 3.14%
1,360,000	Monsanto	150,552,000

	Total Common Stocks (Cost $3,664,586,709)	4,437,562,956

INVESTMENT COMPANY – 6.86%

329,413,091	BlackRock Liquidity Funds TempCash Portfolio	329,413,091

	Total Investment Company (Cost $329,413,091)	329,413,091

Total Investments – 99.36% (Cost $3,993,999,800)**		4,766,976,047

Net Other Assets and Liabilities – 0.64%		30,549,294

Net Assets – 100.00%		$4,797,525,341

*	Non-income producing security.
**	At April 30, 2014, cost is identical for book and Federal income tax purposes.

Gross unrealized appreciation	$796,241,835
Gross unrealized depreciation	(23,265,588)

Net unrealized appreciation	$772,976,247

See accompanying Notes to Financial Statements.

4

Aston Funds

ASTON/TAMRO Diversified Equity Fund	April 30, 2014

Schedule of Investments (unaudited)

Shares		Market Value

COMMON STOCKS – 98.62%

	Consumer Discretionary – 11.63%
5,184	Amazon.com *	$1,576,610
22,621	CarMax *	990,347
9,924	Home Depot	789,057
7,829	Keurig Green Mountain	733,421
16,339	Macy’s	938,349
484	NVR *	521,268
12,781	Red Robin Gourmet Burgers *	868,852

		6,417,904

	Consumer Staples – 8.03%
9,266	Constellation Brands, Class A *	739,797
24,672	Mondelez International, Class A	879,557
15,588	Sysco	567,871
17,886	United Natural Foods *	1,234,671
14,916	Walgreen	1,012,796

		4,434,692

	Energy – 9.21%
8,682	Continental Resources *	1,202,631
10,475	Kinder Morgan	342,113
5,585	Occidental Petroleum	534,764
7,986	Phillips 66	664,595
13,402	Range Resources	1,212,211
37,768	Ultra Petroleum (Canada) *	1,125,486

		5,081,800

	Financials – 17.68%
13,260	American Express	1,159,322
25,181	American International Group	1,337,866
13,761	American Tower, REIT	1,149,319
18,595	Bank of the Ozarks	1,113,840
8,391	Berkshire Hathaway, Class B *	1,081,180
23,943	Citigroup	1,147,109

Shares		Market Value

	Financials (continued)
46,170	FirstMerit	$895,236
22,361	Ocwen Financial Corp *	847,482
18,032	Portfolio Recovery Associates *	1,030,529

		9,761,883

	Healthcare – 16.39%
6,152	Allergan	1,020,248
4,717	Athenahealth *	583,210
41,715	Auxilium Pharmaceuticals *	939,005
15,047	DaVita HealthCare Partners *	1,042,757
22,441	DexCom *	727,986
12,781	Edwards Lifesciences *	1,041,268
15,460	Express Scripts *	1,029,327
22,447	Gilead Sciences *	1,761,865
8,903	Johnson & Johnson	901,785

		9,047,451

	Industrials – 15.21%
39,845	American Airlines Group *	1,397,364
8,632	Boeing	1,113,701
15,014	Chicago Bridge & Iron (Netherlands)	1,202,171
16,343	Cintas	963,093
16,951	Colfax *	1,220,133
12,673	Danaher	929,945
4,155	Middleby *	1,049,054
9,129	Spirit Airlines *	518,892

		8,394,353

	Information Technology – 17.11%
6,299	Baidu, SP ADR *	969,101
42,949	Cisco Systems	992,551
25,254	Facebook, Class A *	1,509,684
1,110	Google, Class A *	593,717
1,110	Google, Class C *	584,593
29,792	Hewlett-Packard	984,924
16,031	Pandora Media *	375,446
14,970	QUALCOMM	1,178,289
19,451	Seagate Technology (Ireland)	1,022,734
29,982	Skyworks Solutions *	1,230,761

		9,441,800

	Materials – 3.36%
4,269	CF Industries Holdings	1,046,631
7,283	Monsanto	806,228

		1,852,859

	Total Common Stocks (Cost $42,206,971)	54,432,742

See accompanying Notes to Financial Statements.

5

Aston Funds

ASTON/TAMRO Diversified Equity Fund	April 30, 2014

Schedule of Investments (unaudited) – continued

Shares		Market Value

INVESTMENT COMPANY – 1.65%

911,216	BlackRock Liquidity Funds TempCash Portfolio	$911,216

	Total Investment Company (Cost $911,216)	911,216

Total Investments – 100.27% (Cost $43,118,187)**		55,343,958

Net Other Assets and Liabilities – (0.27)%		(147,563)

Net Assets – 100.00%		$55,196,395

*	Non-income producing security.
**	At April 30, 2014, cost is identical for book and Federal income tax purposes.

Gross unrealized appreciation	$13,495,745
Gross unrealized depreciation	(1,269,974)

Net unrealized appreciation	$12,225,771

REIT	Real Estate Investment Trust
SP ADR	Sponsored American Depositary Receipt

See accompanying Notes to Financial Statements.

6

Aston Funds

ASTON/Herndon Large Cap Value Fund	April 30, 2014

Schedule of Investments (unaudited)

Shares		Market Value

COMMON STOCKS – 95.04%

	Consumer Discretionary – 7.84%
45,833	Coach	$2,046,443
37,562	Ross Stores	2,557,221
71,335	TJX	4,150,270
36,184	Yum! Brands	2,785,806

		11,539,740

	Consumer Staples – 9.76%
85,808	Altria Group	3,441,759
57,205	Campbell Soup	2,602,255
54,104	Colgate-Palmolive	3,641,199
29,981	Kellogg	2,003,630
31,359	Philip Morris International	2,678,999

		14,367,842

	Energy – 20.67%
32,049	Apache	2,781,853
31,704	Chevron	3,979,486
21,366	ConocoPhillips	1,587,707
24,467	Continental Resources *	3,389,170
30,670	Exxon Mobil	3,140,915
63,409	HollyFrontier	3,334,679
46,522	Marathon Petroleum	4,324,220
41,698	Murphy Oil	2,644,904
61,341	Oasis Petroleum *	2,852,970
32,049	SM Energy	2,375,792

		30,411,696

	Financials – 20.60%
63,409	Aflac	3,977,013
145,427	American Capital Agency, REIT	3,302,647
96,836	Apartment Investment & Management, Class A, REIT	2,985,454

Shares		Market Value

	Financials (continued)
77,193	CBOE Holdings	$4,119,018
64,098	Discover Financial Services	3,583,078
69,956	Eaton Vance	2,523,313
38,596	McGraw-Hill	2,853,402
111,654	SLM	2,875,091
60,652	Waddell & Reed Financial, Class A	4,090,977

		30,309,993

	Healthcare – 6.09%
36,529	Baxter International	2,658,946
75,125	Mylan *	3,814,848
24,812	United Therapeutics *	2,481,448

		8,955,242

	Industrials – 10.19%
3,790	Caterpillar	399,467
9,649	Copa Holdings SA, Class A (Panama)	1,305,317
59,618	Joy Global	3,599,735
25,846	Lockheed Martin	4,242,362
34,806	Rockwell Collins	2,702,686
27,913	United Parcel Service, Class B	2,749,431

		14,998,998

	Information Technology – 12.31%
7,236	Apple	4,269,891
17,919	International Business Machines	3,520,546
85,119	Microsoft	3,438,808
42,042	NeuStar, Class A *	1,081,320
44,455	Western Digital	3,917,819
118,547	Western Union	1,881,341

		18,109,725

	Materials – 6.65%
11,372	CF Industries Holdings	2,788,074
36,184	LyondellBasell Industries NV, Class A, (Netherlands)	3,347,020
8,270	Newmarket	3,079,086
18,953	Southern Copper	571,243

		9,785,423

	Utilities – 0.93%
94,768	AES	1,369,398

	Total Common Stocks (Cost $119,086,211)	139,848,057

See accompanying Notes to Financial Statements.

7

Aston Funds

ASTON/Herndon Large Cap Value Fund	April 30, 2014

Schedule of Investments (unaudited) – continued

Shares		Market Value

INVESTMENT COMPANY – 4.70%

6,916,272	BlackRock Liquidity Funds TempCash Portfolio	$6,916,272

	Total Investment Company (Cost $6,916,272)	6,916,272

Total Investments – 99.74% (Cost $126,002,483)**		146,764,329

Net Other Assets and Liabilities – 0.26%		383,648

Net Assets – 100.00%		$147,147,977

*	Non-income producing security.
**	At April 30, 2014, cost is identical for book and Federal income tax purposes.

Gross unrealized appreciation	$22,841,595
Gross unrealized depreciation	(2,079,749)

Net unrealized appreciation	$20,761,846

REIT	Real Estate Investment Trust

See accompanying Notes to Financial Statements.

8

Aston Funds

ASTON/Cornerstone Large Cap Value Fund	April 30, 2014

Schedule of Investments (unaudited)

Shares		Market Value

COMMON STOCKS – 97.11%

	Consumer Discretionary – 12.87%
57,485	Bed Bath & Beyond *	$3,571,542
69,850	Gap	2,745,105
57,175	Hasbro	3,159,491
116,425	Mattel	4,565,606

		14,041,744

	Consumer Staples – 3.57%
48,925	Wal-Mart Stores	3,899,811

	Energy – 10.70%
35,950	Chevron	4,512,443
33,025	Exxon Mobil	3,382,090
48,125	Royal Dutch Shell PLC, ADR	3,789,363

		11,683,896

	Financials – 15.81%
38,500	ACE (Switzerland)	3,939,320
46,875	Capital One Financial	3,464,063
64,550	Citigroup	3,092,591
59,550	JPMorgan Chase	3,333,609
103,175	Unum Group	3,427,474

		17,257,057

	Healthcare – 6.59%
52,475	Baxter International	3,819,655
33,300	Johnson & Johnson	3,372,957

		7,192,612

	Industrials – 20.03%
22,625	3M	3,146,911
26,525	Cummins	4,001,296
66,325	Emerson Electric	4,522,039
8,320	Grainger (W.W.)	2,116,608

Shares		Market Value

	Industrials (continued)
37,150	Norfolk Southern	$3,511,790
35,950	Parker Hannifin	4,561,336

		21,859,980

	Information Technology – 27.54%
4,100	Apple	2,419,369
142,290	EMC	3,671,082
2,390	Google, Class A *	1,278,363
2,005	Google, Class C *	1,055,953
122,775	Intel	3,276,865
11,255	International Business Machines	2,211,270
92,550	Microsoft	3,739,020
112,150	Oracle	4,584,692
54,225	QUALCOMM	4,268,050
40,250	Western Digital	3,547,233

		30,051,897

	Total Common Stocks (Cost $95,342,386)	105,986,997

INVESTMENT COMPANY – 2.80%

3,055,848	BlackRock Liquidity Funds TempCash Portfolio	3,055,848

	Total Investment Company (Cost $3,055,848)	3,055,848

Total Investments – 99.91% (Cost $98,398,234)**		109,042,845

Net Other Assets and Liabilities – 0.09%		94,801

Net Assets – 100.00%		$109,137,646

*	Non-income producing security.
**	At April 30, 2014, cost is identical for book and federal income tax purposes.

Gross unrealized appreciation	$11,138,005
Gross unrealized depreciation	(493,394)

Net unrealized appreciation	$10,644,611

ADR	American Depositary Receipt

See accompanying Notes to Financial Statements.

9

Aston Funds

ASTON/River Road Dividend All Cap Value Fund	April 30, 2014

Schedule of Investments (unaudited)

Shares		Market Value

COMMON STOCKS – 97.84%

	Consumer Discretionary – 16.33%
510,605	Bob Evans Farms	$23,932,056
446,015	Cinemark Holdings	13,210,964
348,650	Coach	15,567,223
331,595	Darden Restaurants	16,483,587
484,515	Hasbro	26,774,299
459,900	Kohl’s	25,197,921
677,690	National CineMedia	10,294,111
540,150	Shaw Communications, Class B (Canada)	13,087,834
1,263,035	Staples	15,787,937
350,345	Target	21,633,804
576,665	Thomson Reuters (Canada)	20,863,740

		202,833,476

	Consumer Staples – 13.30%
565,575	Dr Pepper Snapple Group	31,344,167
159,800	Energizer Holdings	17,848,062
219,905	Kimberly-Clark	24,684,336
294,235	Molson Coors Brewing, Class B	17,645,273
261,075	PepsiCo	22,423,732
190,730	Procter & Gamble	15,744,761
616,655	Sysco	22,464,742
163,215	Wal-Mart Stores	13,009,868

		165,164,941

	Energy – 9.44%
169,985	Chevron	21,336,517
309,550	Ensco, Class A (United Kingdom)	15,616,797
587,150	Memorial Production Partners LP	13,762,796
349,240	Occidental Petroleum	33,439,730
149,990	Transmontaigne Partners LP	6,854,543

Shares		Market Value

	Energy – (continued)
508,165	Williams Partners LP	$26,211,151

		117,221,534

	Financials – 13.52%
64,485	BlackRock	19,409,985
310,545	CME Group	21,859,263
411,905	Compass Diversified Holdings	7,616,123
529,675	Geo Group, REIT	17,760,003
46,613	OneBeacon Insurance Group, Class A (Bermuda)	719,705
196,425	PartnerRe (Bermuda)	20,703,195
346,240	PNC Financial Services Group	29,098,010
831,128	Sabra Health Care, REIT	24,908,906
68,650	Safety Insurance Group	3,687,191
542,055	U.S. Bancorp	22,105,003

		167,867,384

	Healthcare – 4.11%
151,360	Becton, Dickinson	17,108,221
516,827	Owens & Minor	17,334,378
295,585	Quest Diagnostics	16,532,069

		50,974,668

	Industrials – 12.56%
210,725	ABM Industries	5,708,540
516,980	ADT	15,633,475
668,470	Aircastle (Berumda)	11,745,018
299,605	Emerson Electric	20,427,069
267,725	General Dynamics	29,302,501
597,619	Iron Mountain	16,996,284
129,415	Norfolk Southern	12,233,600
527,325	Republic Services	18,503,834
257,705	United Parcel Service, Class B	25,383,943

		155,934,264

	Information Technology – 14.79%
578,105	CA	17,424,085
1,536,675	Corning	32,131,874
1,479,685	Intel	39,492,793
353,695	j2 Global	16,397,300
722,745	Microsoft	29,198,898
365,425	QUALCOMM	28,762,602
1,280,020	Western Union	20,313,917

		183,721,469

	Materials – 3.64%
344,480	Bemis	13,861,875
60,607	Compass Minerals International	5,551,601
167,925	Innophos Holdings	9,477,687
315,230	Nucor	16,313,153

		45,204,316

	Telecommunication Services – 6.14%
134,800	Atlantic Tele-Network	7,976,116
672,395	Rogers Communications, Class B (Canada)	26,707,529

See accompanying Notes to Financial Statements.

10

Aston Funds

ASTON/River Road Dividend All Cap Value Fund	April 30, 2014

Schedule of Investments (unaudited) – continued

Shares		Market Value

	Telecommunication Services (continued)
645,630	Verizon Communications	$30,170,290
299,596	Vodafone Group, SP ADR (United Kingdom)	11,372,664

		76,226,599

	Utilities – 4.01%
357,895	AmeriGas Partners LP	16,599,170
450,925	National Fuel Gas	33,206,117

		49,805,287

	Total Common Stocks (Cost $994,441,751)	1,214,953,938

INVESTMENT COMPANY – 2.12%

26,390,240	BlackRock Liquidity Funds TempCash Portfolio	26,390,240

	Total Investment Company (Cost $26,390,240)	26,390,240

Total Investments – 99.96% (Cost $1,020,831,991)*		1,241,344,178

Net Other Assets and Liabilities – 0.04%		467,948

Net Assets – 100.00%		$1,241,812,126

*	At April 30, 2014, cost is identical for book and Federal income tax purposes.

Gross unrealized appreciation	$235,028,977
Gross unrealized depreciation	(14,516,790)

Net unrealized appreciation	$220,512,187

LP	Limited Partnership
REIT	Real Estate Investment Trust
SP ADR	Sponsored American Depositary Receipt

See accompanying Notes to Financial Statements.

11

Aston Funds

ASTON/River Road Dividend All Cap Value Fund II	April 30, 2014

Schedule of Investments (unaudited)

Shares		Market Value

COMMON STOCKS – 97.27%

	Consumer Discretionary – 15.78%
25,108	Bob Evans Farms	$1,176,811
43,022	Cinemark Holdings	1,274,312
34,204	Coach	1,527,209
33,445	Darden Restaurants	1,662,551
47,045	Hasbro	2,599,707
44,972	Kohl’s	2,464,016
52,879	Shaw Communications, Class B (Canada)	1,281,258
122,045	Staples	1,525,563
34,314	Target	2,118,890
56,621	Thomson Reuters (Canada)	2,048,548

		17,678,865

	Consumer Staples – 14.34%
54,649	Dr Pepper Snapple Group	3,028,647
15,635	Energizer Holdings	1,746,273
21,398	Kimberly-Clark	2,401,926
29,054	Molson Coors Brewing, Class B	1,742,368
25,653	PepsiCo	2,203,336
18,119	Procter & Gamble	1,495,723
60,274	Sysco	2,195,782
15,759	Wal-Mart Stores	1,256,150

		16,070,205

	Energy – 9.01%
16,860	Chevron	2,116,266
29,066	Ensco, Class A (United Kingdom)	1,466,380
25,779	Memorial Production Partners LP	604,260
34,841	Occidental Petroleum	3,336,026
49,814	Williams Partners LP	2,569,406

		10,092,338

Shares		Market Value

	Financials – 11.09%
5,673	BlackRock	$1,707,572
30,118	CME Group	2,120,006
51,203	Geo Group, REIT	1,716,837
18,766	PartnerRe (Bermuda)	1,977,936
33,143	PNC Financial Services Group	2,785,338
52,075	U.S. Bancorp	2,123,619

		12,431,308

	Healthcare – 4.11%
14,679	Becton, Dickinson	1,659,167
39,835	Owens & Minor	1,336,066
28,835	Quest Diagnostics	1,612,742

		4,607,975

	Industrials – 13.39%
21,523	ABM Industries	583,058
50,656	ADT	1,531,837
58,421	Aircastle (Bermuda)	1,026,457
27,404	Emerson Electric	1,868,405
25,830	General Dynamics	2,827,094
57,784	Iron Mountain	1,643,377
12,946	Norfolk Southern	1,223,785
52,660	Republic Services	1,847,839
24,914	United Parcel Service, Class B	2,454,029

		15,005,881

	Information Technology – 16.06%
55,526	CA	1,673,554
152,933	Corning	3,197,829
147,357	Intel	3,932,958
31,607	j2 Global	1,465,301
70,644	Microsoft	2,854,018
36,523	QUALCOMM	2,874,725
125,604	Western Union	1,993,335

		17,991,720

	Materials – 3.48%
32,562	Bemis	1,310,295
5,753	Compass Minerals International	526,975
9,667	Innophos Holdings	545,605
29,178	Nucor	1,509,962

		3,892,837

	Telecommunication Services – 6.01%
66,811	Rogers Communications, Class B (Canada)	2,653,733
63,930	Verizon Communications	2,987,449
28,781	Vodafone Group SP ADR	1,092,527

		6,733,709

See accompanying Notes to Financial Statements.

12

Aston Funds

ASTON/River Road Dividend All Cap Value Fund II	April 30, 2014

Schedule of Investments (unaudited) – continued

Shares		Market Value

	Utilities – 4.00%
25,255	AmeriGas Partners LP	$1,171,327
45,011	National Fuel Gas	3,314,610

		4,485,937

	Total Common Stocks (Cost $100,196,434)	108,990,775

INVESTMENT COMPANY – 4.77%

5,347,988	BlackRock Liquidity Funds TempCash Portfolio	5,347,988

	Total Investment Company (Cost $5,347,988)	5,347,988

Total Investments – 102.04% (Cost $105,544,422)*		114,338,763

Net Other Assets and Liabilities – (2.04)%		(2,284,408)

Net Assets – 100.00%		$112,054,355

*	At April 30, 2014, cost is identical for book and Federal income tax purposes.

Gross unrealized appreciation	$10,658,345
Gross unrealized depreciation	(1,864,004)

Net unrealized appreciation	$8,794,341

LP	Limited Partnership
REIT	Real Estate Investment Trust
SP ADR	Sponsored American Depositary Receipt

See accompanying Notes to Financial Statements.

13

Aston Funds

ASTON/Fairpointe Mid Cap Fund	April 30, 2014

Schedule of Investments (unaudited)

Shares		Market Value

COMMON STOCKS – 95.43%

	Consumer Discretionary – 21.37%
634,000	BorgWarner	$39,396,760
6,284,800	Cooper Tire & Rubber	158,062,720
3,066,300	DeVry	138,075,488
3,593,500	Gannett	97,635,395
8,029,768	Interpublic Group	139,878,559
991,600	Lear	82,362,296
3,042,500	Mattel	119,311,638
9,275,454	New York Times, Class A	149,149,300
2,586,798	Scholastic	85,131,522
14,284,300	Staples	178,553,750

		1,187,557,428

	Consumer Staples – 3.53%
1,143,900	Bunge	91,111,635
1,749,286	Molson Coors Brewing, Class B	104,904,681

		196,016,316

	Energy – 4.88%
2,970,192	FMC Technologies *	168,409,886
14,212,100	McDermott International *	102,753,483

		271,163,369

	Financials – 5.89%
1,137,800	Cincinnati Financial	55,456,372
1,532,185	Eaton Vance	55,265,913
1,657,400	Northern Trust	99,858,350
2,347,200	Raymond James Financial	116,655,840

		327,236,475

	Healthcare – 10.43%
1,062,719	Charles River Laboratories *	57,089,265
1,927,900	Edwards Lifesciences *	157,066,013

Shares		Market Value

	Healthcare (continued)
2,841,295	Hospira *	$130,131,311
1,969,300	Quest Diagnostics	110,142,949
1,572,300	Varian Medical Systems *	125,076,465

		579,506,003

	Industrials – 16.07%
3,163,300	AGCO	176,195,810
2,781,100	Con-way	118,141,128
885,644	ManpowerGroup	72,038,283
3,352,400	Owens Corning	136,945,540
4,287,035	Polypore International *	148,674,374
3,935,600	Werner Enterprises	100,751,360
3,721,800	Xylem	139,902,462

		892,648,957

	Information Technology – 27.17%
2,418,800	Akamai Technologies *	128,365,716
2,726,500	Citrix Systems *	161,708,715
2,308,300	Cree *	108,882,511
753,600	FactSet Research Systems	80,258,400
680,300	First Solar *	45,913,447
773,100	Harris	56,838,312
3,584,148	Itron *	136,197,624
7,540,200	Jabil Circuit	130,143,852
6,327,200	Juniper Networks *	156,218,568
1,858,000	Lexmark International, Class A	79,894,000
10,114,000	Nuance Communications *	162,734,260
6,643,300	NVIDIA	122,701,751
3,354,218	Unisys *	81,742,293
838,400	Zebra Technologies, Class A *	58,218,496

		1,509,817,945

	Materials – 6.09%
9,500,000	Alcoa	127,965,000
432,400	FMC	33,294,800
658,600	Sigma-Aldrich	63,363,906
4,370,800	United States Steel	113,728,216

		338,351,922

	Total Common Stocks (Cost $4,109,024,240)	5,302,298,415

INVESTMENT COMPANY – 4.61%

256,314,516	BlackRock Liquidity Funds TempCash Portfolio	256,314,516

	Total Investment Company (Cost $256,314,516)	256,314,516

Total Investments – 100.04% (Cost $4,365,338,756)**		5,558,612,931

Net Other Assets and Liabilities – (0.04)%		(2,329,908)

Net Assets – 100.00%		$5,556,283,023

See accompanying Notes to Financial Statements.

14

Aston Funds

ASTON/Fairpointe Mid Cap Fund	April 30, 2014

Schedule of Investments (unaudited) – continued

*	Non-income producing security.
**	At April 30, 2014, cost is identical for book and Federal income tax purposes.

Gross unrealized appreciation	$1,267,485,162
Gross unrealized depreciation	(74,210,987)

Net unrealized appreciation	$1,193,274,175

See accompanying Notes to Financial Statements.

15

Aston Funds

ASTON/Montag & Caldwell Mid Cap Growth Fund	April 30, 2014

Schedule of Investments (unaudited)

Shares		Market Value

COMMON STOCKS – 96.49%

	Consumer Discretionary – 28.04%
4,430	BorgWarner	$275,280
3,790	Dick’s Sporting Goods	199,582
5,000	Dollar Tree *	260,350
3,800	Dunkin’ Brands Group	172,938
2,600	Harman International Industries	284,986
8,090	LKQ *	235,581
4,830	Marriott International, Class A	279,802
2,230	Michael Kors Holdings (Hong Kong) *	203,376
2,040	O’Reilly Automotive *	303,532
974	Panera Bread, Class A *	148,993
2,070	PVH	259,930
989	Ralph Lauren	149,705
3,880	Ross Stores	264,150
2,250	Tractor Supply	151,290

		3,189,495

	Consumer Staples – 6.08%
4,040	Church & Dwight	278,800
2,120	Mead Johnson Nutrition	187,111
3,360	Monster Beverage *	224,986

		690,897

	Energy – 3.70%
897	Core Laboratories (Netherlands)	168,349
3,440	Oceaneering International	252,083

		420,432

	Financials – 8.86%
6,490	First Republic Bank	329,432
897	IntercontinentalExchange	183,383
5,160	Raymond James Financial	256,452
2,010	Signature Bank New York NY *	238,828

		1,008,095

Shares		Market Value

	Healthcare – 10.61%
1,950	Henry Schein *	$222,749
1,970	IDEXX Laboratories *	249,087
2,880	MEDNAX *	170,640
1,837	Perrigo (Ireland)	266,108
2,580	Quintiles Transnational Holdings *	121,595
3,540	ResMed	176,469

		1,206,648

	Industrials – 20.71%
5,575	AMETEK	293,914
6,130	Donaldson	258,012
1,950	IHS, Class A *	235,229
2,650	J.B. Hunt Transport Services	201,665
2,580	Jacobs Engineering Group *	148,866
7,660	Robert Half International	343,168
1,130	Roper Industries	157,014
2,400	Stericycle *	279,456
3,470	Verisk Analytics, Class A *	208,512
3,080	Wabtec	229,614

		2,355,450

	Information Technology – 18.49%
2,100	Amphenol, Class A	200,235
1,740	ANSYS *	132,779
2,070	F5 Networks *	217,702
2,570	FactSet Research Systems	273,705
12,300	Juniper Networks *	303,687
3,624	Teradata *	164,747
7,280	Trimble Navigation *	279,770
3,120	WEX *	299,426
4,890	Xilinx	230,759

		2,102,810

	Total Common Stocks (Cost $9,051,631)	10,973,827

INVESTMENT COMPANY – 2.64%

300,253	BlackRock Liquidity Funds TempCash Portfolio	300,253

	Total Investment Company (Cost $300,253)	300,253

Total Investments – 99.13% (Cost $9,351,884)**		11,274,080

Net Other Assets and Liabilities – 0.87%		99,481

Net Assets – 100.00%		$11,373,561

*	Non-income producing security.
**	At April 30, 2014, cost is identical for book and Federal income tax purposes.

Gross unrealized appreciation	$2,009,654
Gross unrealized depreciation	(87,458)

Net unrealized appreciation	$1,922,196

See accompanying Notes to Financial Statements.

16

Aston Funds

ASTON/LMCG Small Cap Growth Fund	April 30, 2014

Schedule of Investments (unaudited)

Shares		Market Value

COMMON STOCKS – 96.72%

	Consumer Discretionary – 23.13%
2,881	Asbury Automotive Group *	$177,873
13,851	Brunswick	556,672
26,701	Burlington Stores *	693,959
6,982	Del Frisco’s Restaurant Group *	181,602
12,406	Hibbett Sports *	668,063
14,435	Life Time Fitness *	692,880
21,799	Lithia Motors, Class A	1,619,230
3,104	Lumber Liquidators Holdings *	270,545
195,978	Office Depot *	801,550
15,252	Red Robin Gourmet Burgers *	1,036,831
29,806	SeaWorld Entertainment	895,968
8,529	Sinclair Broadcast Group, Class A	227,980
8,454	Sotheby’s	355,575
12,431	Vitamin Shoppe *	595,196

		8,773,924

	Consumer Staples – 2.57%
106,254	Fairway Group Holdings *	736,340
3,073	Susser Holdings *	237,789

		974,129

	Energy – 4.65%
15,518	Goodrich Petroleum *	390,278
5,635	Gulfport Energy *	415,130
56,109	Halcon Resources *	309,722
50,915	Kodiak Oil & Gas (Canada) *	647,130

		1,762,260

	Financials – 3.27%
17,396	Geo Group, REIT	583,288
19,571	JGWPT Holdings, Class A *	277,321

Shares		Market Value

	Financials (continued)
33,692	WisdomTree Investments *	$380,383

		1,240,992

	Healthcare – 18.05%
9,015	Acadia Pharmaceuticals *	181,472
6,519	Aegerion Pharmaceuticals *	288,531
6,009	Align Technology *	302,793
7,721	Alnylam Pharmaceuticals *	382,421
3,436	athenahealth *	424,827
41,052	Community Health Systems *	1,555,460
6,696	ICON PLC (Ireland) *	259,604
1,187	Intercept Pharmaceuticals *	313,510
11,126	InterMune *	356,922
7,217	Isis Pharmaceuticals *	192,044
8,319	Medidata Solutions *	302,063
276,603	Merge Healthcare *	630,655
26,976	PAREXEL International *	1,223,362
3,172	Puma Biotechnology *	239,613
2,836	WellCare Health Plans *	191,345

		6,844,622

	Industrials – 12.14%
2,760	Acuity Brands	343,813
27,640	Continental Building Products *	469,880
17,053	Herman Miller	525,744
8,861	Hexcel	369,415
60,563	Kforce *	1,400,217
15,215	Korn/Ferry International *	441,996
3,804	Trex *	298,690
8,566	Woodward	384,014
13,614	XPO Logistics *	369,484

		4,603,253

	Information Technology – 28.16%
27,824	Aruba Networks *	550,080
10,608	Cardtronics *	355,156
1,760	CoStar Group *	283,166
36,238	ExlService Holdings *	1,025,354
13,754	Fleetmatics Group PLC (Ireland) *	413,033
8,276	Fortinet *	181,906
30,977	Global Eagle Entertainment *	341,676
25,490	Heartland Payment Systems	1,043,561
8,806	Imperva *	201,481
229,588	Internap Network Services *	1,542,831
5,252	Netscout Systems *	204,618
9,925	Qlik Technologies *	218,152
50,919	Synchronoss Technologies *	1,549,974
5,287	Ultimate Software Group *	632,484
55,513	Vantiv, Class A *	1,707,025
9,705	Varonis Systems *	245,245
4,214	WebMD Health *	185,795

		10,681,537

See accompanying Notes to Financial Statements.

17

Aston Funds

ASTON/LMCG Small Cap Growth Fund	April 30, 2014

Schedule of Investments (unaudited) – continued

Shares		Market Value

	Materials – 3.60%
39,854	Boise Cascade *	$997,147
2,969	Martin Marietta Materials	369,136

		1,366,283

	Telecommunication Services – 1.15%
12,636	Cogent Communications Group	435,563

	Total Common Stocks (Cost $36,934,012)	36,682,563

WARRANTS – 0.00%

	Energy – 0.00%
11,820	Magnum Hunter Resources, Strike Price $8.50, Expiration 04/15/16	0

	Total Warrants (Cost $—)	0

INVESTMENT COMPANY – 4.41%
1,670,533	BlackRock Liquidity Funds TempCash Portfolio	1,670,533

	Total Investment Company (Cost $1,670,533)	1,670,533

Total Investments – 101.13% (Cost $38,604,545)**		38,353,096

Net Other Assets and Liabilities – (1.13)%		(428,407)

Net Assets – 100.00%		$37,924,689

*	Non-income producing security.
**	At April 30, 2014, cost is identical for book and Federal income tax purposes.

Gross unrealized appreciation	$2,552,048
Gross unrealized depreciation	(2,803,497)

Net unrealized depreciation	$(251,449)

REIT	Real Estate Investment Trust

See accompanying Notes to Financial Statements.

18

Aston Funds

ASTON/Silvercrest Small Cap Fund	April 30, 2014

Schedule of Investments (unaudited)

Shares		Market Value

COMMON STOCKS – 98.99%

	Consumer Discretionary – 6.99%
34,650	Hillenbrand	$1,053,360
40,890	La-Z-Boy	990,765
15,470	Lithia Motors, Class A	1,149,112
42,280	ReachLocal *	422,800

		3,616,037

	Consumer Staples – 4.00%
9,814	J & J Snack Foods	918,590
12,144	Lancaster Colony	1,152,223

		2,070,813

	Energy – 6.43%
16,430	Bonanza Creek Energy *	798,827
30,870	Forum Energy Technologies *	921,778
29,250	Matador Resources *	840,060
16,159	Rosetta Resources *	764,967

		3,325,632

	Financials – 22.01%
47,700	BancorpSouth	1,114,272
11,470	Bank of the Ozarks	687,053
63,810	CVB Financial	922,693
18,928	EastGroup Properties, REIT	1,197,196
47,264	Horace Mann Educators	1,421,228
11,909	Iberiabank	749,076
32,913	Independent Bank/Rockland MA	1,221,731
14,464	Mid-America Apartment Communities, REIT	1,007,418
25,070	PacWest Bancorp	987,006
34,890	Pebblebrook Hotel Trust, REIT	1,201,612
18,600	Stifel Financial *	869,922

		11,379,207

Shares		Market Value

	Healthcare – 10.72%
12,097	Analogic	$908,243
31,240	Cambrex *	640,108
19,430	Greatbatch *	894,363
13,214	ICU Medical *	737,077
17,930	Integra LifeSciences Holdings *	817,249
18,930	STERIS	909,586
14,636	West Pharmaceutical Services	634,910

		5,541,536

	Industrials – 22.58%
32,135	Altra Holdings	1,097,732
19,543	Applied Industrial Technologies	936,501
17,910	Beacon Roofing Supply *	637,238
90,320	CBIZ *	774,042
21,506	EMCOR Group	989,061
37,600	EnerNOC *	887,360
51,420	Knoll	935,330
18,529	MSA Safety	977,405
10,877	Standex International	645,767
23,810	United Stationers	893,589
31,259	US Ecology	1,395,714
14,350	Watts Water Technologies, Class A	763,420
36,550	Wesco Aircraft Holdings *	740,503

		11,673,662

	Information Technology – 13.31%
11,429	ACI Worldwide *	653,167
72,970	Entegris *	809,237
6,997	FEI	556,401
14,195	Littelfuse	1,285,357
49,630	M/A-COM Technology Solutions Holdings *	869,021
40,920	Mentor Graphics	847,044
31,015	MKS Instruments	873,072
69,690	Vishay Intertechnology	990,992

		6,884,291

	Materials – 6.26%
14,642	HB Fuller	678,364
43,233	PH Glatfelter	1,103,306
13,549	Sensient Technologies	732,323
12,460	Stepan	720,562

		3,234,555

	Utilities – 6.69%
23,243	MGE Energy	888,347
22,270	ONE Gas	814,637
24,369	Portland General Electric	815,630
25,653	UIL Holdings	942,235

		3,460,849

	Total Common Stocks (Cost $47,737,556)	51,186,582

See accompanying Notes to Financial Statements.

19

Aston Funds

ASTON/Silvercrest Small Cap Fund	April 30, 2014

Schedule of Investments (unaudited) – continued

Shares		Market Value

INVESTMENT COMPANY – 1.34%
691,700	BlackRock Liquidity Funds TempCash Portfolio	$691,700

	Total Investment Company (Cost $691,700)	691,700

Total Investments – 100.33% (Cost $48,425,831)**		51,878,282

Net Other Assets and Liabilities – (0.33)%		(172,395)

Net Assets – 100.00%		$51,705,887

*	Non-income producing security.
**	At April 30, 2014 cost is identical for book and Federal income tax purposes.

Gross unrealized appreciation	$4,184,268
Gross unrealized depreciation	(731,817)

Net unrealized appreciation	$3,452,451

REIT	Real Estate Investment Trust

See accompanying Notes to Financial Statements.

20

Aston Funds

ASTON/TAMRO Small Cap Fund	April 30, 2014

Schedule of Investments (unaudited)

Shares		Market Value

COMMON STOCKS – 98.47%

	Consumer Discretionary – 15.39%
606,008	Five Below *	$24,428,183
882,635	Francesca’s Holdings *	14,439,910
507,495	Grand Canyon Education *	21,883,185
493,517	Monro Muffler Brake	27,834,360
446,634	Pool	26,360,340
2,663,883	Quiksilver *	17,102,130
346,141	Red Robin Gourmet Burgers *	23,530,666
893,269	Texas Roadhouse	22,099,475

		177,678,249

	Consumer Staples – 8.80%
557,664	Diamond Foods *	17,047,788
281,940	Sanderson Farms	23,195,204
575,696	Tootsie Roll Industries (a)	16,228,870
216,770	TreeHouse Foods *	16,223,067
418,489	United Natural Foods *	28,888,296

		101,583,225

	Energy – 5.99%
483,076	Carrizo Oil & Gas *	26,578,842
93,249	Geospace Technologies *	5,420,564
201,744	SEACOR Holdings *	16,823,432
308,736	Unit *	20,361,139

		69,183,977

	Financials – 22.36%
504,320	Bank of the Ozarks	30,208,768
150,594	BofI Holding *	12,139,382
1,154,192	Colony Financial, REIT	25,103,676
496,876	First Cash Financial Services *	24,232,643
1,098,195	FirstMerit	21,294,001
917,037	Glacier Bancorp	23,531,169
435,948	Greenhill	21,862,792

Shares		Market Value

	Financials (continued)
413,867	Hanover Insurance Group (The)	$24,190,526
712,399	LaSalle Hotel Properties, REIT	23,566,159
415,082	Portfolio Recovery Associates *	23,721,936
485,425	Stifel Financial *	22,703,327
76,918	World Acceptance *	5,584,247

		258,138,626

	Healthcare – 13.90%
282,360	Analogic	21,199,589
1,151,090	Auxilium Pharmaceuticals *	25,911,036
948,691	Bruker *	19,599,956
418,000	Cepheid *	18,174,640
112,575	Clovis Oncology *	6,086,930
906,967	DexCom *	29,422,009
1,244,296	HMS Holdings *	20,120,266
195,502	Ligand Pharmaceuticals *	12,349,861
432,295	Tandem Diabetes Care *	7,595,423

		160,459,710

	Industrials – 17.91%
342,147	Advisory Board *	19,591,337
234,630	Applied Industrial Technologies	11,243,470
482,841	Barnes Group	18,599,035
152,382	Chart Industries *	10,395,500
247,133	Corporate Executive Board	17,057,120
460,090	Franklin Electric	17,791,680
1,477,756	Hawaiian Holdings *	21,353,574
402,090	Landstar System	25,327,649
175,786	Polypore International *	6,096,258
306,734	Proto Labs *	18,569,676
716,107	TrueBlue *	19,155,862
1,614,837	Wabash National *	21,574,222

		206,755,383

	Information Technology – 13.62%
559,628	Cavium *	23,711,438
352,670	CommVault Systems *	17,069,228
231,374	Diodes *	6,101,332
639,451	Manhattan Associates *	20,161,890
242,416	Microsemi *	5,701,624
315,588	OpenTable *	21,194,890
328,888	Synaptics *	20,440,389
267,074	Tyler Technologies *	21,806,592
628,628	VeriFone Systems *	21,021,320

		157,208,703

	Materials – 0.50%
221,045	Kraton Performance Polymers *	5,758,222

	Total Common Stocks (Cost $891,222,479)	1,136,766,095

See accompanying Notes to Financial Statements.

21

Aston Funds

ASTON/TAMRO Small Cap Fund	April 30, 2014

Schedule of Investments (unaudited) – continued

Shares		Market Value

INVESTMENT COMPANY – 0.76%
8,724,963	BlackRock Liquidity Funds TempCash Portfolio	$8,724,963

	Total Investment Company (Cost $8,724,963)	8,724,963

Total Investments – 99.23% (Cost $899,947,442)**		1,145,491,058

Net Other Assets and Liabilities – 0.77%		8,913,479

Net Assets – 100.00%		$1,154,404,537

*	Non-income producing security.
**	At April 30, 2014, cost is identical for book and Federal income tax purposes.

Gross unrealized appreciation	$287,274,200
Gross unrealized depreciation	(41,730,584)

Net unrealized appreciation	$245,543,616

(a)	This security has been determined by the Subadviser to be an illiquid security. At April 30, 2014, this security amounted to $16,228,870 or 1.41% of net assets.

REIT	Real Estate Investment Trust

See accompanying Notes to Financial Statements.

22

Aston Funds

ASTON/River Road Select Value Fund	April 30, 2014

Schedule of Investments (unaudited)

Shares		Market Value

COMMON STOCKS – 96.68%

	Consumer Discretionary – 19.19%
98,350	Abercrombie & Fitch, Class A	$3,615,346
282,800	Ascena Retail Group *	4,864,160
48,800	Ascent Capital Group, Class A *	3,355,976
54,020	Big Lots *	2,133,790
68,290	Bob Evans Farms	3,200,752
55,690	Children’s Place Retail Stores	2,673,120
260,290	International Game Technology	3,266,640
100,420	International Speedway, Class A	3,157,205
38,710	Madison Square Garden, Class A *	2,113,566
74,330	Murphy USA *	3,159,025
51,970	Outerwall *	3,604,120
174,360	Pep Boys—Manny, Moe, & Jack *	1,781,959
41,670	Rent-A-Center	1,217,181
110,380	Stage Stores	2,117,088

		40,259,928

	Consumer Staples – 2.11%
34,280	Industrias Bachoco, SP ADR (Mexico)	1,511,748
45,526	Ingles Markets, Class A	1,046,643
76,970	Village Super Market, Class A	1,861,904

		4,420,295

	Energy – 8.23%
207,910	Denbury Resources	3,497,046
385,699	Miller Energy Resources *	1,859,069
82,038	Nuverra Environmental Solutions (Canada) *	1,395,466
185,650	Ocean Rig UDW (Cyprus) *	3,063,225
218,700	TETRA Technologies *	2,733,750
185,774	Vaalco Energy *	1,712,836
141,100	WPX Energy *	3,002,608

		17,264,000

Shares		Market Value

	Financials – 14.40%
8,595	Alleghany *	$3,506,588
80,664	Capital Southwest	2,831,306
106,720	Dime Community Bancshares	1,739,536
154,450	Forest City Enterprises, Class A *	2,920,649
117,254	Geo Group, REIT	3,931,527
116,820	Hilltop Holdings *	2,609,759
23,800	Navigators Group *	1,355,886
150,830	PICO Holdings *	3,506,798
13,125	White Mountains Insurance Group (Bermuda)	7,825,913

		30,227,962

	Healthcare – 8.76%
17,508	Bio-Rad Laboratories, Class A *	2,157,161
78,377	Ensign Group	3,331,023
19,560	ICU Medical *	1,091,057
76,345	Myriad Genetics *	3,222,522
131,720	Nordion (Canada) *	1,525,318
43,740	Orthofix International (Curacao) *	1,320,948
131,900	Owens & Minor	4,423,926
27,460	STERIS	1,319,453

		18,391,408

	Industrials – 20.77%
176,900	ADT	5,349,456
351,940	Air Transport Services Group *	2,755,690
131,660	Aircastle (Bermuda)	2,313,266
155,344	Brink’s	3,951,951
64,580	Cubic	3,063,029
71,450	Forward Air	3,160,233
28,501	Heartland Express	620,182
110,470	Insperity	3,541,668
47,570	Korn/Ferry International *	1,381,909
117,243	Marten Transport	2,750,521
136,890	Progressive Waste Solutions (Canada)	3,336,009
108,123	SP Plus *	2,640,364
38,960	UniFirst	3,749,510
199,960	UTi Worldwide	1,957,608
117,540	Werner Enterprises	3,009,024

		43,580,420

	Information Technology – 12.54%
167,478	Blackhawk Network Holdings *	4,017,797
211,480	Convergys	4,555,279
159,720	CSG Systems International	4,210,219
31,120	Dolby Laboratories, Class A *	1,240,132
10,490	DST Systems	967,073
30,970	j2 Global	1,435,769
130,784	NeuStar, Class A *	3,363,764
195,999	Rovi *	4,368,818
108,440	Sykes Enterprises *	2,146,028

		26,304,879

	Materials – 5.33%
194,380	American Vanguard	3,461,908
322,880	AuRico Gold (Canada)	1,343,181

See accompanying Notes to Financial Statements.

23

Aston Funds

ASTON/River Road Select Value Fund	April 30, 2014

Schedule of Investments (unaudited) – continued

Shares		Market Value

	Materials (continued)
47,270	Innophos Holdings	$2,667,919
80,310	Intrepid Potash *	1,309,053
91,961	Kraton Performance Polymers *	2,395,584

		11,177,645

	Telecommunication Services – 2.90%
31,650	Atlantic Tele-Network	1,872,731
155,150	Telephone & Data Systems	4,218,529

		6,091,260

	Utilities – 2.45%
69,900	National Fuel Gas	5,147,436

	Total Common Stocks (Cost $180,666,248)	202,865,233

INVESTMENT COMPANY – 3.84%

8,050,769	BlackRock Liquidity Funds TempCash Portfolio	8,050,769

	Total Investment Company (Cost $8,050,769)	8,050,769

Total Investments – 100.52% (Cost $188,717,017)**		210,916,002

Net Other Assets and Liabilities – (0.52)%		(1,092,324)

Net Assets – 100.00%		$209,823,678

*	Non-income producing security.
**	At April 30, 2014, cost is identical for book and Federal income tax purposes.

Gross unrealized appreciation	$28,458,684
Gross unrealized depreciation	(6,259,699)

Net unrealized appreciation	$22,198,985

REIT	Real Estate Investment Trust
SP ADR	Sponsored American Depositary Receipt

See accompanying Notes to Financial Statements.

24

Aston Funds

ASTON/River Road Small Cap Value Fund	April 30, 2014

Schedule of Investments (unaudited)

Shares		Market Value

COMMON STOCKS – 90.92%

	Consumer Discretionary – 16.99%
139,310	Abercrombie & Fitch, Class A	$5,121,036
359,078	Ascena Retail Group *	6,176,142
79,544	Ascent Capital Group, Class A *	5,470,241
81,060	Big Lots *	3,201,870
100,180	Bob Evans Farms	4,695,437
83,560	Children’s Place Retail Stores	4,010,880
151,710	International Speedway, Class A	4,769,762
121,699	Monarch Casino & Resort *	1,952,052
113,420	Murphy USA *	4,820,350
90,750	Outerwall *	6,293,513
244,700	Pep Boys – Manny, Moe, & Jack *	2,500,834
52,619	Rent-A-Center	1,537,001
163,080	Stage Stores	3,127,874

		53,676,992

	Consumer Staples – 3.61%
71,820	Industrias Bachoco, SP ADR (Mexico)	3,167,262
213,369	Ingles Markets, Class A	4,905,353
137,281	Village Super Market, Class A	3,320,827

		11,393,442

	Energy – 8.18%
623,483	Evolution Petroleum (a)	7,357,099
682,488	Miller Energy Resources *	3,289,592
125,310	Nuverra Environmental Solutions (Canada) *	2,131,523
240,990	Ocean Rig UDW (Cyprus) *	3,976,335
44,051	PHI *	1,973,485
325,429	TETRA Technologies *	4,067,863
329,595	Vaalco Energy *	3,038,866

		25,834,763

Shares		Market Value

	Financials – 14.19%
76,820	1st Source	$2,265,422
139,334	Capital Southwest	4,890,623
200,482	Dime Community Bancshares	3,267,857
16,765	First Citizens BancShares, Class A	3,770,281
195,285	Geo Group, REIT	6,547,906
174,120	Hilltop Holdings *	3,889,841
40,397	Navigators Group *	2,301,417
228,505	PICO Holdings *	5,312,741
28,538	Tompkins Financial	1,345,281
18,838	White Mountains Insurance Group (Bermuda)	11,232,346

		44,823,715

	Healthcare – 7.69%
103,272	Ensign Group	4,389,060
30,919	ICU Medical *	1,724,662
117,632	Myriad Genetics *	4,965,247
335,740	Nordion (Canada) *	3,887,869
62,607	Orthofix International (Curacao) *	1,890,731
156,080	Owens & Minor	5,234,923
45,570	STERIS	2,189,639

		24,282,131

	Industrials – 17.58%
560,669	Air Transport Services Group *	4,390,038
171,480	Aircastle (Bermuda)	3,012,904
237,064	Brink’s	6,030,908
82,197	Cubic	3,898,604
83,670	Forward Air	3,700,724
96,610	Heartland Express	2,102,234
137,718	Insperity	4,415,239
58,700	Korn/Ferry International *	1,705,235
178,819	Marten Transport	4,195,094
208,430	Progressive Waste Solutions (Canada)	5,079,439
164,093	SP Plus *	4,007,151
57,103	UniFirst	5,495,593
317,430	UTi Worldwide (British Virgin Islands)	3,107,640
172,030	Werner Enterprises	4,403,968

		55,544,771

	Information Technology – 14.11%
251,151	Blackhawk Network Holdings *	6,025,112
132,985	Computer Services (a)	4,587,982
302,320	Convergys	6,511,973
207,040	CSG Systems International	5,457,574
23,357	DST Systems	2,153,282
167,743	Electro Rent	2,709,049
63,600	Heartland Payment Systems	2,603,784
186,330	NeuStar, Class A *	4,792,408
272,540	Rovi *	6,074,917
184,193	Sykes Enterprises *	3,645,179

		44,561,260

	Materials – 5.87%
296,470	American Vanguard	5,280,131
340,610	AuRico Gold (Canada)	1,416,938

See accompanying Notes to Financial Statements.

25

Aston Funds

ASTON/River Road Small Cap Value Fund	April 30, 2014

Schedule of Investments (unaudited) – continued

Shares		Market Value

	Materials (continued)
80,930	Innophos Holdings	$4,567,689
176,630	Intrepid Potash *	2,879,069
168,790	Kraton Performance Polymers *	4,396,979

		18,540,806

	Telecommunication Services – 2.70%
47,120	Atlantic Tele-Network	2,788,090
211,490	Telephone & Data Systems	5,750,413

		8,538,503

	Total Common Stocks (Cost $222,991,807)	287,196,383

INVESTMENT COMPANY – 9.10%
28,743,187	BlackRock Liquidity Funds TempFund Portfolio	28,743,187

	Total Investment Company (Cost $28,743,187)	28,743,187

Total Investments – 100.02% (Cost $251,734,994)**		315,939,570

Net Other Assets and Liabilities – (0.02)%		(72,963)

Net Assets – 100.00%		$315,866,607

*	Non-income producing security.
**	At April 30, 2014, cost is identical for book and Federal income tax purposes.

Gross unrealized appreciation	$69,940,695
Gross unrealized depreciation	(5,736,119)

Net unrealized appreciation	$64,204,576

(a)	These securities have been determined by the Subadviser to be illiquid securities. At April 30, 2014, these securities amounted to $11,945,081 or 3.78 % of net assets.
REIT	Real Estate Investment Trust
SP ADR	Sponsored American Depositary Receipt

See accompanying Notes to Financial Statements.

26

Aston Funds

ASTON/River Road Independent Value Fund	April 30, 2014

Schedule of Investments (unaudited)

Shares		Market Value

COMMON STOCKS – 26.91%

	Consumer Staples – 0.05%
47,760	Cott (Canada)	$387,811

	Energy – 5.25%
50,108	Contango Oil & Gas *	2,407,188
582,308	QEP Resources	17,871,032
860,106	WPX Energy *	18,303,056

		38,581,276

	Financials – 1.28%
139,978	Baldwin & Lyons, Class B	3,640,828
149,855	Potlatch, REIT	5,728,957

		9,369,785

	Healthcare – 0.43%
93,196	Owens & Minor	3,125,794

	Industrials – 1.49%
318,272	FTI Consulting *	10,916,729

	Information Technology – 8.09%
243,307	Benchmark Electronics *	5,639,856
435,622	Convergys	9,383,298
455,633	CSG Systems International	12,010,486
286,459	EPIQ Systems	3,663,811
167,381	Mantech International, Class A	4,992,975
1,197,486	Sykes Enterprises *	23,698,248

		59,388,674

	Materials – 9.45%
5,621,677	AuRico Gold (Canada)	23,386,176
2,455,625	New Gold (Canada) *	12,450,019
2,125,775	Pan American Silver (Canada)	27,550,044
608,399	Silver Standard Resources (Canada) *	6,029,234

		69,415,473

Shares		Market Value

	Utilities – 0.87%
262,237	Empire District Electric	$6,377,604

	Total Common Stocks (Cost $183,584,675)	197,563,146

INVESTMENT COMPANY – 72.37%

531,305,290	BlackRock Liquidity Funds Treasury Trust Fund Portfolio	531,305,290

	Total Investment Company (Cost $531,305,290)	531,305,290

Total Investments – 99.28% (Cost $714,892,418)**		728,868,436

Net Other Assets and Liabilities – 0.72%		5,271,065

Net Assets – 100.00%		$734,139,501

*	Non-income producing security.
**	At April 30, 2014, cost is identical for book and Federal income tax purposes.

Gross unrealized appreciation	$19,562,277
Gross unrealized depreciation	(5,586,259)

Net unrealized appreciation	$13,976,018

REIT	Real Estate Investment Trust

See accompanying Notes to Financial Statements.

27

Aston Funds

ASTON/DoubleLine Core Plus Fixed Income Fund	April 30, 2014

Schedule of Investments (unaudited)

At April 30, 2014, 29% of the Total Net Assets of the Fund were comprised of securities of issuers located outside the United States.

Par Value		Market Value

CORPORATE NOTES AND BONDS – 40.15%

	Consumer Discretionary – 2.38%
$45,000	American Axle & Manufacturing 6.625%, 10/15/22	$48,994
200,000	Automotores Gildemeister SA (Chile) 8.250%, 05/24/21	138,000
45,000	Cinemark USA 7.375%, 06/15/21	50,175
300,000	Cosan Luxembourg SA (Luxembourg) 5.000%, 03/14/23 (a)	285,750
195,000	DIRECTV Holdings 4.450%, 04/01/24	198,144
295,000	Ford Motor Senior Unsecured Notes 7.450%, 07/16/31	385,602
45,000	Goodyear Tire & Rubber 7.000%, 05/15/22	49,838
45,000	Gray Television 7.500%, 10/01/20	48,600
600,000	Grupo Idesa SA de CV (Mexico) 7.875%, 12/18/20 (a)	632,250
50,000	Hawk Acquisition Sub Secured Notes 4.250%, 10/15/20 (a)	49,400
210,000	Macy’s Retail Holdings 2.875%, 02/15/23	199,259
175,000	Mattel Senior Unsecured Notes 2.500%, 11/01/16	180,827
45,000	MGM Resorts International 6.625%, 12/15/21	49,570

Par Value		Market Value

	Consumer Discretionary (continued)
$30,000	NCL (Bermuda) 5.000%, 02/15/18	$31,125
45,000	Sally Holdings 5.750%, 06/01/22	48,038
50,000	Smithfield Foods Senior Unsecured Notes 5.875%, 08/01/21 (a)	52,688
205,000	Teva Pharmaceutical Finance Co BV (Cook Islands) 2.950%, 12/18/22	195,516
45,000	Toll Brothers Finance 5.875%, 02/15/22	48,488
50,000	WCI Communities Unsecured Notes 6.875%, 08/15/21 (a)	51,625
230,000	Wynn Las Vegas 7.750%, 08/15/20	255,323

		2,999,212

	Consumer Staples – 3.57%
415,000	Altria Group 2.850%, 08/09/22	395,545
150,000	Camposol SA 9.875%, 02/02/17 (a)	155,250
175,000	Coca-Cola Senior Unsecured Notes 1.800%, 09/01/16	179,470
400,000	Corp Azucarera del Peru SA 6.375%, 08/02/22	367,000
200,000	Corp Lindley SA (Peru) Senior Unsecured Notes 4.625%, 04/12/23 (a)	193,200
	Corp Pesquera Inca SAC (Peru)
200,000	9.000%, 02/10/17	209,500
100,000	9.000%, 02/10/17 (a)	104,750
200,000	Diageo Capital (United Kingdom) 1.500%, 05/11/17	202,376
	Glencore Funding
95,000	2.500%, 01/15/19 (a)	93,018
200,000	3.125%, 04/29/19 (a)	201,000
153,000	Kellogg Senior Unsecured Notes 7.450%, 04/01/31	193,707
285,000	Kroger Senior Unsecured Notes 3.400%, 04/15/22	284,639
200,000	Maestro Peru SA 6.750%, 09/26/19	183,500
	Minerva Luxembourg SA (Luxembourg)
400,000	7.750%, 01/31/23	412,500
300,000	8.750%, 12/29/49 (a) (b)	299,325
45,000	Post Holdings 7.375%, 02/15/22 (a)	48,263
50,000	Revlon Consumer Products 5.750%, 02/15/21	50,625

See accompanying Notes to Financial Statements.

28

Aston Funds

ASTON/DoubleLine Core Plus Fixed Income Fund	April 30, 2014

Schedule of Investments (unaudited) – continued

Par Value		Market Value

	Consumer Staples (continued)
$50,000	Reynolds Group Issuer Senior Secured Notes, 5.750%, 10/15/20	$52,250
45,000	Safway Group Holding Secured Notes 7.000%, 05/15/18 (a)	47,925
50,000	Service Corp International Senior Unsecured Notes, 5.375%, 01/15/22	51,250
365,000	Tyson Foods 4.500%, 06/15/22	386,853
	Wal-Mart Stores Senior Unsecured Notes
225,000	3.250%, 10/25/20	235,589
145,000	3.300%, 04/22/24	144,899

		4,492,434

	Energy – 4.93%
50,000	Atlas Pipeline Partners 4.750%, 11/15/21	47,750
	BP Capital Markets (United Kingdom)
80,000	4.750%, 03/10/19	89,606
100,000	2.500%, 11/06/22	94,623
150,000	ConocoPhillips 6.500%, 02/01/39	201,773
	Devon Energy Senior Unsecured Notes
200,000	6.300%, 01/15/19	234,339
130,000	4.000%, 07/15/21	137,066
200,000	Gazprom Neft OAO Via GPN Capital SA (Luxemburg) Senior Unsecured Notes 6.000%, 11/27/23 (a)	181,500
900,000	Gazprom OAO Via Gaz Capital SA (Luxembourg) Senior Unsecured Notes 4.950%, 02/06/28	744,750
160,000	Halliburton Senior Unsecured Notes 6.150%, 09/15/19	190,462
150,000	Kinder Morgan Energy Partners Senior Unsecured Notes 6.950%, 01/15/38	182,357
160,000	Marathon Petroleum Senior Secured Notes 5.125%, 03/01/21	179,589
45,000	Newfield Exploration Senior Unsecured Notes 5.750%, 01/30/22	48,488
45,000	Oasis Petroleum 6.875%, 03/15/22 (a)	49,050
200,000	Oleoducto Central SA Senior Unsecured Notes,) 4.000%, 05/07/21 (a)	198,734
176,000	ONEOK Partners 6.125%, 02/01/41	203,156

Par Value		Market Value

	Energy (continued)
	Pacific Rubiales Energy (Canada)
$250,000	7.250%, 12/12/21	$274,375
750,000	5.125%, 03/28/23	728,438
355,000	Pemex Project Funding Master Trust 6.625%, 06/15/35	399,375
165,000	Phillips 66 5.875%, 05/01/42	196,033
50,000	Regency Energy Partners 5.500%, 04/15/23	50,875
500,000	Reliance Industries Senior Unsecured Notes, 5.875%, 02/28/49	475,250
200,000	Rosneft Oil Co via Rosneft International Finance (Ireland) Senior Unsecured Notes 4.199%, 03/06/22	168,000
40,000	SM Energy Senior Unsecured Notes 5.000%, 01/15/24 (a)	39,400
210,000	TransCanada PipeLines Senior Unsecured Notes, 4.625%, 03/01/34	220,331
600,000	Transportadora de Gas Internacional SA ESP (Colombia) Senior Unsecured Notes, 5.700%, 03/20/22	641,250
45,000	Ultra Petroleum (Canada) Senior Unsecured Notes 5.750%, 12/15/18 (a)	47,475
150,000	Valero Energy 6.125%, 02/01/20	176,274

		6,200,319

	Financials – 10.64%
300,000	Agromercantil Senior Trust 6.250%, 04/10/19 (a)	306,375
	American Express Credit Senior Unsecured Notes
225,000	2.125%, 07/27/18	228,063
145,000	2.125%, 03/18/19	145,239
375,000	Australia & New Zealand Banking Group (Australia) Senior Unsecured Notes 4.875%, 01/12/21 (a)	417,820
	Banco de Bogota SA (Colombia)
400,000	5.375%, 02/19/23	407,500
400,000	5.375%, 02/19/23 (a)	407,500
200,000	Banco de Credito del Peru (Peru) 6.125%, 04/24/27 (a) (b)	210,400
400,000	Banco do Brasil SA/Cayman Islands (Belize) 8.500%, 10/20/99 (b)	460,000
250,000	Banco GNB Sudameris SA (Colombia) 7.500%, 07/30/22	265,000

See accompanying Notes to Financial Statements.

29

Aston Funds

ASTON/DoubleLine Core Plus Fixed Income Fund	April 30, 2014

Schedule of Investments (unaudited) – continued

Par Value		Market Value

	Financials (continued)
	Banco Internacional del Peru SAA (Peru)
$200,000	6.625%, 03/19/29 (a) (b)	$205,750
300,000	8.500%, 04/23/70 (b)	319,494
150,000	Banco Regional SAECA (Paraguay) Senior Unsecured Notes 8.125%, 01/24/19 (a)	161,437
400,000	Bank of Montreal (Canada) Senior Unsecured Notes 1.400%, 09/11/17	400,409
150,000	Bantrab Senior Trust Senior Secured Notes, 9.000%, 11/14/20	150,187
200,000	BB&T Senior Unsecured Notes 2.250%, 02/01/19	200,802
600,000	BBVA Bancomer SA (Grand Cayman) 6.008%, 05/17/22	620,250
175,000	Boston Properties Senior Unsecured Notes, REIT 4.125%, 05/15/21	186,326
	Cementos Progreso Trust (Cayman Islands)
200,000	7.125%, 11/06/23	213,000
300,000	7.125%, 11/06/23 (a)	319,500
50,000	CIT Group Senior Unsecured Notes 5.000%, 08/15/22	51,312
300,000	Comcel Trust (Cayman Islands) 6.875%, 02/06/24 (a)	314,625
	CorpGroup Banking SA (Chile) Senior Unsecured Notes
250,000	6.750%, 03/15/23 (a)	247,430
250,000	6.750%, 03/15/23	247,518
200,000	Credito Real SAB de CV Senior Unsecured Notes, 7.500%, 03/13/19 (a)	211,000
350,000	General Electric Capital Senior Unsecured Notes 2.900%, 01/09/17	366,874
125,000	Goldman Sachs Group Senior Unsecured Notes 5.750%, 01/24/22	142,801
900,000	Grupo Aval (Cayman Islands) 4.750%, 09/26/22	882,000
50,000	Icahn Enterprises 4.875%, 03/15/19 (a)	50,813
	Industrial Senior Trust (Cayman Islands)
300,000	5.500%, 11/01/22 (a)	290,625
500,000	5.500%, 11/01/22	484,375
	JPMorgan Chase Senior Unsecured Notes
225,000	4.500%, 01/24/22	243,765
150,000	3.250%, 09/23/22	148,421
375,000	Korea Development Bank (South Korea) Senior Unsecured Notes 4.375%, 08/10/15	392,349
224,000	Liberty Mutual Group 6.500%, 05/01/42 (a)	272,982

Par Value		Market Value

	Financials (continued)
$200,000	Magnesita Finance 8.625%, 04/29/49	$192,880
400,000	MetLife Senior Unsecured Notes 4.125%, 08/13/42	383,238
225,000	Morgan Stanley Senior Unsecured Notes 3.750%, 02/25/23	225,524
25,000	MPT Operating Partnership, REIT 6.375%, 02/15/22	26,938
345,000	National Rural Utilities Cooperative Finance 10.375%, 11/01/18	466,883
50,000	Nuveen Investments Senior Unsecured Notes 9.500%, 10/15/20 (a)	59,875
200,000	Oversea-Chinese Banking 4.000%, 10/15/24 (a) (b)	199,335
	PNC Funding
86,000	4.375%, 08/11/20	93,790
275,000	3.300%, 03/08/22	278,986
25,000	Realogy Group 4.500%, 04/15/19 (a)	25,250
	Simon Property Group, REIT Senior Unsecured Notes
75,000	5.650%, 02/01/20	87,428
110,000	4.375%, 03/01/21	120,485
100,000	SUAM Finance 4.875%, 04/17/24 (a)	100,250
800,000	VTB Bank OJSC Via VTB Capital SA (Luxembourg) 6.950%, 10/17/22	770,000
	Wells Fargo Senior Unsecured Notes
275,000	4.600%, 04/01/21	305,001
75,000	3.500%, 03/08/22	77,082

		13,384,887

	Healthcare – 2.04%
45,000	Alere 6.500%, 06/15/20	47,475
85,000	Baxter International Senior Unsecured Notes 3.200%, 06/15/23	83,295
280,000	Becton Dickinson Senior Unsecured Notes 3.125%, 11/08/21	285,968
45,000	Biomet 6.500%, 08/01/20	49,444
200,000	Celgene Senior Unsecured Notes 3.250%, 08/15/22	197,444
600,000	CFR International SpA 5.125%, 12/06/22	596,303
240,000	Covidien International Finance SA (Luxembourg) 2.950%, 06/15/23	231,079

See accompanying Notes to Financial Statements.

30

Aston Funds

ASTON/DoubleLine Core Plus Fixed Income Fund	April 30, 2014

Schedule of Investments (unaudited) – continued

Par Value		Market Value

	Healthcare (continued)
$45,000	DaVita HealthCare Partners 5.750%, 08/15/22	$47,813
35,000	Forest Laboratories Senior Unsecured Notes 4.375%, 02/01/19 (a)	37,275
280,000	Gilead Sciences Senior Unsecured Notes, 3.700%, 04/01/24	284,589
25,000	HCA Senior Secured Notes, 3.750%, 03/15/19	25,250
35,000	IASIS Healthcare 8.375%, 05/15/19	37,275
180,000	Novartis Capital 3.400%, 05/06/24	182,011
50,000	Select Medical 6.375%, 06/01/21	51,750
45,000	Valeant Pharmaceuticals International (Canada) Senior Unsecured Notes 7.500%, 07/15/21 (a)	50,400
360,000	WellPoint Senior Unsecured Notes 2.300%, 07/15/18	363,466

		2,570,837

	Industrials – 6.91%
150,000	Aeropuerto Internacional de Tocumen SA 5.750%, 10/09/23 (c)	153,375
400,000	Avianca Holdings SA 8.375%, 05/10/20 (a)	419,000
50,000	Avis Budget Car Rental 5.500%, 04/01/23	50,750
185,000	Boeing Senior Unsecured Notes 6.875%, 03/15/39	259,637
195,000	Burlington Northern Santa Fe Senior Unsecured Notes 3.000%, 03/15/23	188,661
600,000	Cencosud SA (Colombia) 4.875%, 01/20/23 (a)	588,896
150,000	Daimler Finance North America 1.125%, 03/10/17 (a)	149,943
50,000	Dana Holding Senior Unsecured Notes, 5.375%, 09/15/21	51,875
180,000	Delphi 4.150%, 03/15/24	184,472
	ESAL GmbH (American Samoa)
800,000	6.250%, 02/05/23 (a)	768,000
200,000	6.250%, 02/05/23	192,000
200,000	Ferreycorp SAA (Peru) 4.875%, 04/26/20 (a)	195,000
800,000	Fresnillo (United Kingdom) Senior Unsecured Notes 5.500%, 11/13/23 (a)	824,000

Par Value		Market Value

	Industrials (continued)
$100,000	Grupo Elektra SAB DE CV (Mexico) 7.250%, 08/06/18	$104,750
700,000	Grupo KUO SAB De CV (Mexico) 6.250%, 12/04/22	712,250
45,000	HD Supply 7.500%, 07/15/20	48,938
50,000	Hexion US Finance Senior Secured Notes 6.625%, 04/15/20	52,188
175,000	Illinois Tool Works Senior Unsecured Notes 3.375%, 09/15/21	180,669
45,000	Louisiana-Pacific 7.500%, 06/01/20	49,950
45,000	Manitowoc 8.500%, 11/01/20	50,738
150,000	Metalsa SA de CV 4.900%, 04/24/23	142,125
200,000	Minsur SA (Peru) Senior Unsecured Notes 6.250%, 02/07/24 (a)	212,500
	OAS Financial (Belize)
200,000	8.875%, 04/29/49	193,500
400,000	8.875%, 12/29/49 (a) (b)	387,000
	Odebrecht Finance (Cayman Island)
400,000	7.125%, 06/26/42	409,000
500,000	7.500%, 09/29/49	515,000
	Pesquera Exalmar S.A.A. (Peru) Senior Unsecured Notes
200,000	7.375%, 01/31/20 (a)	185,250
400,000	7.375%, 01/31/20	370,500
45,000	RR Donnelley & Sons Senior Unsecured Notes 7.875%, 03/15/21	51,750
200,000	SMU SA (Colombia) 7.750%, 02/08/20 (a)	143,000
	Southwest Airlines Senior Unsecured Notes
26,000	5.750%, 12/15/16	28,805
225,000	5.125%, 03/01/17	246,413
44,000	Spectrum Brands 6.625%, 11/15/22	48,290
45,000	Terex 6.000%, 05/15/21	48,375
45,000	United Rentals North America 7.625%, 04/15/22	50,850
150,000	United Technologies Senior Unsecured Notes 3.100%, 06/01/22	151,731
230,000	Waste Management 6.125%, 11/30/39	285,023

		8,694,204

	Information Technology – 1.04%
45,000	Activision Blizzard 5.625%, 09/15/21 (a)	48,094

See accompanying Notes to Financial Statements.

31

Aston Funds

ASTON/DoubleLine Core Plus Fixed Income Fund	April 30, 2014

Schedule of Investments (unaudited) – continued

Par Value		Market Value

	Information Technology (continued)
$175,000	Arrow Electronics Senior Unsecured Notes 3.375%, 11/01/15	$181,129
45,000	Equinix Senior Unsecured Notes 7.000%, 07/15/21	50,389
215,000	Microsoft Senior Unsecured Notes 2.125%, 11/15/22	200,656
240,000	Motorola Solutions Senior Unsecured Notes 6.000%, 11/15/17	273,963
	Oracle Senior Unsecured Notes
200,000	1.200%, 10/15/17	199,338
175,000	2.375%, 01/15/19	178,090
175,000	Xerox Senior Unsecured Notes 4.250%, 02/15/15	180,129

		1,311,788

	Materials – 4.31%
600,000	Alfa Bank OJSC Via Alfa Bond Issuance (Iran) 7.500%, 09/26/19	588,000
50,000	Ashland 4.750%, 08/15/22	49,625
200,000	Braskem America Finance 7.125%, 07/22/41	199,750
300,000	Braskem Finance 7.375%, 10/29/49	305,250
800,000	Cia Minera Milpo SAA (Peru) Senior Unsecured Notes 4.625%, 03/28/23 (a)	767,000
200,000	Dow Chemical Senior Unsecured Notes 3.000%, 11/15/22	192,707
185,000	Ecolab Senior Unsecured Notes 1.000%, 08/09/15	185,930
800,000	Mexichem SAB de CV (Mexico) 6.750%, 09/19/42	813,000
200,000	OCP SA Senior Unsecured Notes 5.625%, 04/25/24 (a)	200,500
400,000	Polyus Gold International (Jersey) 5.625%, 04/29/20 (a)	371,000
50,000	Sealed Air 6.500%, 12/01/20 (a)	55,500
400,000	Southern Copper Senior Unsecured Notes 5.250%, 11/08/42	359,784

Par Value		Market Value

	Materials (continued)
	Vedanta Resources PLC (United Kingdom) Senior Unsecured Notes
$ 500,000	8.250%, 06/07/21	$532,188
800,000	7.125%, 05/31/23 (a)	799,000

		5,419,234

	Telecommunications – 2.25%
185,000	AT&T Senior Unsecured Notes 5.350%, 09/01/40	193,442
100,000	B Communications Senior Secured Notes, 7.375%, 02/15/21 (a)	106,250
321,000	British Telecom (United Kingdom) Senior Unsecured Notes 5.950%, 01/15/18	367,480
200,000	Columbus International 7.375%, 03/30/21 (a)	209,750
5,000	Deutsche Telekom International Finance BV (Netherlands) 8.750%, 06/15/30	7,245
300,000	Digicel Group 7.125%, 04/01/22 (a)	302,250
50,000	Intelsat Luxembourg SA (Luxemburg) 7.750%, 06/01/21	52,313
255,000	Koninklijke KPN NV (Netherlands) Senior Unsecured Notes 8.375%, 10/01/30	347,586
200,000	Orange SA (France) Senior Unsecured Notes 2.750%, 09/14/16	207,949
50,000	SBA Communications Senior Unsecured Notes 5.625%, 10/01/19	52,688
200,000	Telefonica Celular del Paraguay SA (Paraguay) Senior Unsecured Notes 6.750%, 12/13/22 (a)	210,500
300,000	TV Azteca SAB de CV (Mexico) 7.625%, 09/18/20	320,625
175,000	Verizon Communications Senior Unsecured Notes 2.500%, 09/15/16	181,237
300,000	VimpelCom Holdings BV (Netherlands) 5.950%, 02/13/23 (a)	271,500

		2,830,815

	Utilities – 2.08%
600,000	Abengoa Transmision Sur Senior Secured Notes 6.875%, 04/30/43 (a)	626,250
500,000	AES Andres Dominicana (Cayman Island) Senior Secured Notes 9.500%, 11/12/20	535,000

See accompanying Notes to Financial Statements.

32

Aston Funds

ASTON/DoubleLine Core Plus Fixed Income Fund	April 30, 2014

Schedule of Investments (unaudited) – continued

Par Value		Market Value

	Utilities (continued)
$300,000	AES El Salvador Trust II 6.750%, 03/28/23	$288,000
175,000	Duke Energy Senior Unsecured Notes 3.550%, 09/15/21	181,567
200,000	Instituto Costarricense de Electricidad (Costa Rica) Senior Unsecured Notes 6.950%, 11/10/21 (a)	210,500

200,000	Mexico Generadora de Energia S de rl (Mexico) Senior Secured Notes 5.500%, 12/06/32	197,500
225,000	Midamerican Energy Holdings Senior Unsecured Notes 6.500%, 09/15/37	287,906
275,000	Southern Power Senior Unsecured Notes 4.875%, 07/15/15	288,261

		2,614,984

	Total Corporate Notes and Bonds (Cost $50,570,651)	50,518,714

COLLATERALIZED MORTGAGE-BACKED SECURITIES – 19.22%

1,072,000	American General Mortgage Loan Trust Series 2010-1A, Class A3 5.650%, 03/25/58 (a) (b)	1,108,602
100,000	BAMLL Commercial Mortgage Securities Trust Series 2012-CLRN, Class B 1.752%, 08/15/29 (a) (b)	100,085
100,000	BAMLL Commercial Mortgage Securities Trust Series 2012-CLRN, Class D 2.852%, 08/15/29 (a) (b)	100,264
350,000	Banc of America Commercial Mortgage Trust Series 2007-4, Class AM 6.015%, 02/10/51 (b)	393,876
768,769	Banc of America Funding Series 2010-R9, Class 3A3 5.500%, 12/26/35 (a)	629,989
790,407	Banc of America Funding Series 2006-B, Class 7A1 5.563%, 03/20/36 (b)	749,603
651,416	Banc of America Funding Series 2012-R4, Class A 0.411%, 03/04/39 (a) (b)	637,716
405,618	Bear Stearns Asset Backed Securities I Trust Series 2004-AC2, Class 2A 5.000%, 05/25/34	410,098
196,843	Citicorp Mortgage Securities Trust Series 2007-2, Class 3A1 5.500%, 02/25/37	196,867

Par Value		Market Value
$350,000	Citigroup Commercial Mortgage Trust Series 2013-SMP, Class C 2.738%, 01/12/18 (a)	$354,393
350,000	Citigroup Commercial Mortgage Trust Series 2013-SMP, Class D 3.008%, 01/12/18 (a) (b)	351,812
979,755	Citigroup Commercial Mortgage Trust Series 2012-GC8, Class XA 2.393%, 09/10/45 (a) (b)	109,923

6,519,774	Citigroup/Deutsche Bank Commercial Mortgage Trust Series 2007-CD5, Class XP 0.306%, 11/15/44 (a) (b)	7,830
340,000	Citigroup/Deutsche Bank Commercial Mortgage Trust Series 2007-CD4, Class AMFX 5.366%, 12/11/49 (b)	358,272
1,963,560	Commercial Mortgage Pass Through Certificates Series 2012-CR3, Class XA 2.349%, 10/15/45 (b)	240,543
165,507	Commercial Mortgage Pass Through Certificates Series 2010-C1, Class XPA 2.485%, 07/10/46 (a) (b)	5,319
1,792,665	Countrywide Alternative Loan Trust Series 2005-86CB, Class A5 5.500%, 02/25/36	1,579,261
545,750	Countrywide Alternative Loan Trust Series 2006-J1, Class 2A1 7.000%, 02/25/36	239,789
109,250	Countrywide Alternative Loan Trust Series 2007-18CB, Class 2A17 6.000%, 08/25/37	93,613
421,365	Countrywide Alternative Loan Trust Series 2007-23CB, Class A3 0.652%, 09/25/37 (b)	301,942
402,334	Countrywide Alternative Loan Trust Series 2007-23CB, Class A4 6.348%, 09/25/37 (b) (d)	88,737
1,420,078	Countrywide Home Loan Mortgage Pass Through Trust Series 2007-12, Class A9 5.750%, 08/25/37	1,363,008
969,348	Countrywide Home Loan Mortgage Pass Through Trust Series 2005-HYB8, Class 4A1 4.395%, 12/20/35 (b)	834,252
852,743	Countrywide Home Loan Mortgage Pass Through Trust Series 2007-2, Class A13 6.000%, 03/25/37	781,500
194,320	Countrywide Home Loan Mortgage Pass Through Trust Series 2007-7, Class A4 5.750%, 06/25/37	179,344

See accompanying Notes to Financial Statements.

33

Aston Funds

ASTON/DoubleLine Core Plus Fixed Income Fund	April 30, 2014

Schedule of Investments (unaudited) – continued

Par Value		Market Value
$275,000	Credit Suisse Commercial Mortgage Trust Series 2006-C4, Class AM 5.509%, 09/15/39	$296,698
75,997	Credit Suisse First Boston Mortgage Securities Series 1998-C2, Class F 6.750%, 11/15/30 (a) (b)	78,494
2,187,274	Credit Suisse First Boston Mortgage Securities Series 1997-C2, Class AX 0.341%, 01/17/35 (b)	809

147,759	Credit Suisse Mortgage Capital Certificates Series 2006-TF2A, Class A2 0.322%, 10/15/21 (a) (b)	147,279
221,306	Credit Suisse Mortgage Capital Certificates Series 2009-13R, Class 2A1 6.000%, 01/26/37 (a)	230,802
1,255,674	Credit Suisse Mortgage Capital Certificates Series 2007-1, Class 5A4 6.000%, 02/25/37	1,105,075
250,000	Credit Suisse Mortgage Capital Certificates Series 2009-RR2, Class IQB 5.695%, 04/16/49 (a) (b)	269,508
200,000	DBRR Trust Series 2012-EZ1, Class B 1.393%, 09/25/45 (a) (c)	200,060
150,000	Del Coronado Trust Series 2013-HDC, Class D 2.103%, 03/15/26 (a) (b)	149,317
150,000	Del Coronado Trust Series 2013-HDC, Class E 2.803%, 03/15/26 (a) (b)	148,502
100,000	GE Capital Commercial Mortgage Series 2005-C2, Class B 5.113%, 05/10/43 (b)	103,266
350,000	GS Mortgage Securities Trust Series 2006-GG6, Class AJ 5.755%, 04/10/38 (b)	358,697
898,740	GSR Mortgage Loan Trust Series 2006-AR1, Class 3A1 2.824%, 01/25/36 (b)	796,344
88,981	HSI Asset Loan Obligation Trust Series 2007-2, Class 1A1 5.500%, 09/15/37	89,717
300,000	JP Morgan Chase Commercial Mortgage Securities Series 2012-PHH, Class A 1.818%, 10/15/25 (a) (b)	301,041
250,000	JP Morgan Chase Commercial Mortgage Securities Trust Series 2005-CB12 , Class B 5.144%, 09/01/37	246,921
2,092,642	JP Morgan Chase Commercial Mortgage Securities Trust Series 2006-LDP8, Class X 0.727%, 05/15/45 (b)	23,557

Par Value		Market Value
$970,132	JP Morgan Chase Commercial Mortgage Securities Trust Series 2012-CBX, Class XA 2.171%, 06/01/45 (b)	$93,235
2,392,626	JP Morgan Chase Commercial Mortgage Securities Trust Series 2012-C8, Class XA 2.301%, 10/15/45 (b)	268,969
1,219,542	JP Morgan Chase Commercial Mortgage Securities Trust Series 2011-C4, Class XA 1.680%, 07/15/46 (a) (b)	63,127

350,000	JP Morgan Chase Commercial Mortgage Securities Trust Series 2007-CB19 Class AM 5.895%, 02/12/49 (b)	381,285
250,000	JP Morgan Chase Commercial Mortgage Securities Trust Series 2007-LD12, Class AM 6.207%, 02/15/51 (b)	278,681
250,000	LB Commercial Mortgage Trust Series 2007-C3, Class AMFL 6.080%, 07/15/44 (a) (b)	279,549
350,000	LB-UBS Commercial Mortgage Trust Series 2007-C1, Class AJ 5.484%, 02/15/40	364,729
350,000	Merrill Lynch Mortgage Trust Series 2006-C2, Class AJ 5.802%, 08/12/43 (b)	355,511
250,000	ML-CFC Commercial Mortgage Trust Series 2007-5, Class AM 5.419%, 08/21/48	266,670
977,883	Morgan Stanley Bank of America Merrill Lynch Trust Series 2012-C5, Class XA 2.034%, 08/15/45 (a) (b)	90,879
250,000	Morgan Stanley Bank of America Merrill Lynch Trust Series 2014-C14, Class D 4.997%, 02/15/47 (a) (b)	233,413
300,000	Morgan Stanley Capital I Trust Series 2007-HQ11, Class AJ 5.508%, 02/12/44 (b)	318,100
300,000	Morgan Stanley Capital I Trust Series 2006-HQ8, Class AJ 5.678%, 03/12/44 (b)	314,084
250,000	Morgan Stanley Capital I Trust Series 2007-IQ13, Class AM 5.406%, 03/15/44	273,915
1,433,392	Morgan Stanley Capital I Trust Series 2011-C1, Class XA 1.094%, 09/15/47 (a) (b)	31,078
1,272,372	Morgan Stanley Mortgage Loan Trust Series 2005-3AR, Class 2A2 3.031%, 07/25/35 (b)	1,169,456
200,000	Morgan Stanley Re-REMIC Trust Series 2010-HQ4, Class AJ 4.970%, 04/15/40 (a)	202,316

See accompanying Notes to Financial Statements.

34

Aston Funds

ASTON/DoubleLine Core Plus Fixed Income Fund	April 30, 2014

Schedule of Investments (unaudited) – continued

Par Value		Market Value
$300,000	Nomura Asset Acceptance Corp Alternative Loan Trust Series 2005-AP3, Class A3 5.318%, 08/25/35 (b)	$234,266
252,710	Residential Asset Securitization Trust Series 2006-A6, Class 1A1 6.500%, 07/25/36	169,117
608,252	Residential Asset Securitization Trust Series 2007-A1, Class A8 6.000%, 03/25/37	485,663

86,431	RREF Series 2013-LT2, Class A 2.833%, 05/22/28 (a)	86,420
24,210	SMA Issuer I Series 2012-LV1, Class A 3.500%, 08/20/25 (a)	24,210
432,696	Structured Adjustable Rate Mortgage Loan Trust Series 2006-1, Class 2A2 2.441%, 02/25/36 (b)	382,382
1,946,949	UBS-Barclays Commercial Mortgage Trust Series 2012-C3, Class XA 2.323%, 08/10/49 (a) (b)	235,011
350,000	Wachovia Bank Commercial Mortgage Trust Series 2007-C30, Class AMFL 0.351%, 12/15/43 (a) (b)	333,704
612,558	Wells Fargo Mortgage Backed Securities Trust Series 2007-8, Class 1A16 6.000%, 07/25/37	612,129
572,036	Wells Fargo Mortgage Backed Securities Trust Series 2007-13, Class A6 6.000%, 09/25/37	588,094
979,058	WF-RBS Commercial Mortgage Trust Series 2012-C8, Class XA 2.384%, 08/15/45 (a) (b)	111,735
1,458,932	WF-RBS Commercial Mortgage Trust Series 2012-C9, Class XA 2.402%, 11/15/45 (a) (b)	178,334

	Total Collateralized Mortgage-Backed Securities (Cost $22,372,347)	24,188,787

U.S. GOVERNMENT OBLIGATIONS – 11.46%

	U.S. Treasury Bonds – 1.75%
2,080,000	3.750%, 08/15/41	2,206,100

	U.S. Treasury Notes – 9.71%
910,000	1.500%, 01/31/19	905,094
3,000,000	1.000%, 08/31/19	2,876,016
2,820,000	1.875%, 06/30/20	2,794,112

Par Value		Market Value

	U.S. Treasury Notes (continued)
$3,790,000	1.625%, 08/15/22	$3,548,683
2,070,000	2.750%, 11/15/23	2,091,994

		12,215,899

	Total U.S. Government Obligations (Cost $14,468,076)	14,421,999

AGENCY COLLATERALIZED MORTGAGE OBLIGATIONS – 10.34%

	Fannie Mae – 4.29%
600,310	5.648%, 09/25/36 (b) (d) Series 2009-86, Class CI, REMIC	68,332
350,244	6.468%, 10/25/36 (b) (d) Series 2007-57, Class SX, REMIC	56,339

301,495	4.000%, 01/25/41 Series 2010-156, Class ZC, REMIC	265,918
453,920	4.000%, 03/25/41 Series 2011-18, Class UZ, REMIC	453,337
69,977	8.997%, 09/25/41 (b) Series 2011-88, Class SB, REMIC	69,276
623,028	4.500%, 12/25/41 Series 2011-121, Class JP, REMIC	645,613
1,078,664	3.500%, 03/25/42 Series 2012-20, Class ZT, REMIC	990,243
1,630,130	4.000%, 04/25/42 Series 2012-31, Class Z, REMIC	1,610,190
1,056,896	3.500%, 10/25/42 Series 2012-105, Class Z, REMIC	922,035
425,075	1.500%, 02/25/43 Series 2013-6, Class ZH, REMIC	316,785

		5,398,068

	Freddie Mac – 3.91%
796,562	5.000%, 12/15/34 Series 2909, Class Z, REMIC	875,289
413,658	5.500%, 08/15/36 Series 3626, Class AZ, REMIC	454,976
250,959	5.948%, 04/15/37 (b) (d) Series 3301, Class MS, REMIC	32,635
159,227	5.848%, 11/15/37 (b) (d) Series 3382, Class SB, REMIC	18,672
157,057	6.238%, 11/15/37 (b) (d) Series 3384, Class S, REMIC	20,902
1,500,000	4.000%, 12/15/38 Series 3738, Class BP, REMIC	1,565,747
507,586	5.368%, 01/15/39 (b) (d) Series 3500, Class SA, REMIC	59,487
113,858	4.000%, 01/15/41 Series 3795, Class VZ, REMIC	114,292
124,745	4.000%, 06/15/41 Series 3872, Class BA, REMIC	130,607
223,215	4.000%, 07/15/41 Series 3888, Class ZG, REMIC	222,347
395,962	4.500%, 07/15/41 Series 3894, Class ZA, REMIC	427,373
14,901	9.257%, 09/15/41 (b) Series 3924, Class US, REMIC	14,302

See accompanying Notes to Financial Statements.

35

Aston Funds

ASTON/DoubleLine Core Plus Fixed Income Fund	April 30, 2014

Schedule of Investments (unaudited) – continued

Par Value		Market Value

	Freddie Mac (continued)
$544,065	3.500%, 11/15/41 Series 3957, Class DZ, REMIC	$514,614
495,592	4.000%, 11/15/41 Series 3957, Class HZ, REMIC	466,085

		4,917,328

	Government National Mortgage Association – 2.14%
49,950	31.511%, 03/20/34 (b) Series 2004-35, Class SA	80,919
724,352	7.478%, 08/20/38 (b) (d) Series 2008-69, Class SB	132,435
560,065	5.916%, 03/20/39 (b) (d) Series 2010-98, Class IA	60,573

832,471	4.500%, 05/16/39 Series 2009-32, Class ZE	876,313
623,560	4.500%, 05/20/39 Series 2009-35, Class DZ	670,313
614,293	4.500%, 09/20/39 Series 2009-75, Class GZ	652,677
1,772,144	5.298%, 06/20/41 (b) (d) Series 2011-89, Class SA	224,078

		2,697,308

	Total Agency Collateralized Mortgage Obligations (Cost $13,270,865)	13,012,704

U.S. GOVERNMENT MORTGAGE-BACKED SECURITIES – 7.02%

	Fannie Mae – 4.10%
374,153	4.000%, 09/01/31 Pool # MA3894	398,237
887,369	3.500%, 12/01/31 Pool # MA0919	923,643
780,762	3.500%, 01/01/32 Pool # MA0949	812,686
1,899,042	3.000%, 06/01/33 Pool # MA1459	1,912,468
369,245	4.500%, 03/01/42 Pool # MA1050	392,637
691,175	4.000%, 06/01/42 Pool # AB5459	720,466

		5,160,137

	Freddie Mac – 2.92%
1,833,003	3.000%, 01/01/33 Gold Pool # C91594	1,852,794
59,336	5.000%, 07/01/35 Gold Pool # G01840	65,261
20,565	5.500%, 12/01/38 Gold Pool # G06172	22,670

Par Value		Market Value

	Freddie Mac (continued)
$354,910	4.000%, 10/01/41 Gold Pool # T60392	$369,132
1,352,629	3.500%, 10/01/42 Gold Pool # T65110	1,362,410

		3,672,267

	Total U.S. Government Mortgage-Backed Securities (Cost $8,987,304)	8,832,404

ASSET-BACKED SECURITIES – 4.27%

250,000	ALM IV (Cayman Islands) Series 2011-A4, Class C 2.976%, 07/18/22 (a) (b)	248,229
250,000	ARES CLO (Cayman Islands) Series 2012-2A, Class D 4.927%, 10/12/23 (a) (b)	250,684

500,000	ARES XXVI CLO (Cayman Islands) Series 2013-1A, Class D 3.977%, 04/15/25 (a) (b)	488,211
1,237,947	Bayview Financial Acquisition Trust Series 2007-A, Class 1A5 6.101%, 05/01/37 (e)	1,245,077
250,000	BlueMountain CLO (Cayman Islands) Series 2012-1A, Class E 5.728%, 07/20/23 (a) (b)	245,606
	Brookside Mill CLO (Cayman Islands) Series 2013-1A, Class D
250,000	3.276%, 04/17/25 (a) (b)	234,952
	Series 2013-1A, Class E
250,000	4.626%, 04/17/25 (a) (b)	224,276
100,000	Credit-Based Asset Servicing and Securitization Series 2007-MX1, Class A4 6.231%, 12/25/36 (e)	78,451
250,000	Goldentree Loan Opportunities VI (Cayman Islands) Series 2012-6A, Class D 4.426%, 04/17/22 (a) (b)	249,996
757,000	GSAA Home Equity Trust Series 2006-15, Class AF3B 5.933%, 09/25/36 (b)	186,994
250,000	LCM X (Cayman Islands) Series 11A, Class D 4.178%, 04/19/22 (a) (b)	248,635
	Nomad CLO (Cayman Islands) Series 2013-1A, Class B
250,000	3.177%, 01/15/25 (a) (b)	248,583
	Series 2013-1A, Class C
250,000	3.727%, 01/15/25 (a) (b)	242,194
	Octagon Investment Partners XVI (Cayman Islands) Series 2013-1A, Class D
250,000	3.576%, 07/17/25 (a) (b)	241,166
	Series 2013-1A, Class E
250,000	4.726%, 07/17/25 (a) (b)	226,508

See accompanying Notes to Financial Statements.

36

Aston Funds

ASTON/DoubleLine Core Plus Fixed Income Fund	April 30, 2014

Schedule of Investments (unaudited) – continued

Par Value		Market Value
$244,091	Residential Asset Mortgage Products Series 2006-RS5, Class A3 0.322%, 09/25/36 (b)	$234,235
250,000	WhiteHorse III (Cayman Islands) Series 2006-1A, Class B1L 2.075%, 05/01/18 (a) (b)	245,740
250,000	Wind River CLO Series 2013-1A, Class C 3.628%, 04/20/25 (a) (b)	235,710

	Total Asset-Backed Securities (Cost $5,341,850)	5,375,247

FOREIGN GOVERNMENT BONDS – 0.70%

360,000	Corp Andina de Fomento Senior Unsecured Notes 3.750%, 01/15/16	377,989
300,000	Mexico Government International Bond Senior Unsecured Notes 4.000%, 10/02/23	307,875
200,000	Republic of Costa Rica Unsecured Notes 7.000%, 04/04/44 (a)	199,500

	Total Foreign Government Bonds (Cost $869,378)	885,364

Shares

INVESTMENT COMPANIES – 5.66%
4,590,290	BlackRock Liquidity Funds TempCash Portfolio	4,590,290
250,173	DoubleLine Floating Rate Fund	2,531,755

	Total Investment Companies (Cost $7,107,035)	7,122,045

Total Investments – 98.82% (Cost $122,987,506)*		124,357,264

Net Other Assets and Liabilities – 1.18%		1,483,544

Net Assets – 100.00%		$125,840,808

*	At April 30, 2014, cost is identical for book and Federal income tax purposes

Gross unrealized appreciation	$3,160,745
Gross unrealized depreciation	(1,790,987)

Net unrealized appreciation	$1,369,758

(a)	Securities exempt from registration under Rule 144A of the Securities Act of 1933, as amended. These securities are purchased in accordance with guidelines approved by the Fund’s Board of Trustees and may only be resold, in transactions exempt from registration, to qualified institutional buyers. At April 30, 2014, these securities amounted to $25,372,440 or 20.16% of net assets. These securities have not been determined by the Subadviser to be illiquid securities.
(b)	Variable rate bond. The interest rate shown reflects the rate in effect at April 30, 2014.
(c)	Securities with a total aggregate market value of $353,435 or 0.28% of net assets, were valued under the fair value procedures approved by the Fund’s Board of Trustees.
(d)	Interest only security. This type of security represents the right to receive the monthly interest payments on an underlying pool of mortgages. Payments of principal on the pool reduce the value of the “interest only” holding.
(e)	Step Coupon. Security becomes interest bearing at a future date.

REIT	Real Estate Investment Trust
REMIC	Real Estate Mortgage Investment Conduit
S&P	Standards & Poor’s

Portfolio Composition
U.S. Government Obligations	17%
U.S. Government Agency Obligations	11%
Corporate Notes and Bonds
(S&P Ratings)
AAA	2%
AA	4%
A	10%
BBB	21%
BB	15%
B	4%
Lower than B	11%
Not Rated	5%

100%

See accompanying Notes to Financial Statements.

37

Aston Funds

ASTON/TCH Fixed Income Fund	April 30, 2014

Schedule of Investments (unaudited)

Par Value		Market Value

CORPORATE NOTES AND BONDS – 49.64%

	Consumer Discretionary – 4.09%
$350,000	ADT Senior Unsecured Notes 4.875%, 07/15/42	$290,063
300,000	HJ Heinz Finance Co. (a) 7.125%, 08/01/39	325,500
865,000	L Brands Senior Unsecured Notes 7.600%, 07/15/37	927,713
100,000	Macy’s Retail Holdings 7.875%, 07/15/15 (b)	108,342
500,000	Whirlpool, MTN Senior Unsecured Notes 8.600%, 05/01/14	500,000

		2,151,618

	Consumer Staples – 0.80%
65,000	Altria Group 10.200%, 02/06/39	108,822
150,000	PepsiCo Senior Unsecured Notes 7.900%, 11/01/18	188,115
100,000	Reynolds American 7.750%, 06/01/18	120,510

		417,447

	Energy – 6.31%
	Chesapeake Energy
250,000	6.625%, 08/15/20	282,187
250,000	6.125%, 02/15/21	275,000
250,000	Energy Transfer Partners Senior Unsecured Notes 9.000%, 04/15/19	319,650

Par Value		Market Value

	Energy (continued)
$250,000	Hess Senior Unsecured Notes 8.125%, 02/15/19	$315,145
250,000	KazMunayGas National (Kazakhstan) Senior Unsecured Notes 5.750%, 04/30/43 (a)	227,518
400,000	Kinder Morgan Energy Partners Senior Unsecured Notes 9.000%, 02/01/19	512,205
250,000	Pride International 6.875%, 08/15/20	300,933
250,000	Rockies Express Pipeline Senior Unsecured Notes 6.875%, 04/15/40 (a)	233,750
250,000	Valero Energy 9.375%, 03/15/19	326,743
400,000	Weatherford International (Bermuda) 9.625%, 03/01/19	525,302

		3,318,433

	Financials – 13.88%
250,000	AFLAC Senior Unsecured Notes 8.500%, 05/15/19	323,623
450,000	American Financial Group Senior Unsecured Notes 9.875%, 06/15/19	589,722
250,000	Banco Bradesco SA/Cayman Islands (Brazil) Subordinated Notes 5.750%, 03/01/22 (a)	261,563
250,000	Bancolombia SA (Colombia) Senior Unsecured Notes 5.950%, 06/03/21	271,875
	Subordinated Notes
250,000	5.125%, 09/11/22	249,063
250,000	Barrick North America Finance 5.700%, 05/30/41	249,828
	Blackstone Holdings Finance
150,000	6.625%, 08/15/19 (a) (d)	177,888
250,000	6.250%, 08/15/42 (a) (d)	299,823
250,000	Bunge Ltd Finance 8.500%, 06/15/19	312,286
250,000	Discover Bank Subordinated Notes 7.000%, 04/15/20	299,420
800,000	Goldman Sachs Capital I 6.345%, 02/15/34	847,446
400,000	Itau Unibanco Holding SA (Brazil) Subordinated Notes 5.500%, 08/06/22 (a)	404,000
	Jefferies Group Senior Unsecured Notes
200,000	8.500%, 07/15/19	247,440
250,000	6.500%, 01/20/43	268,618

See accompanying Notes to Financial Statements.

38

Aston Funds

ASTON/TCH Fixed Income Fund	April 30, 2014

Schedule of Investments (unaudited) – continued

Par Value		Market Value

	Financials (continued)
$200,000	Leucadia National Senior Unsecured Notes 5.500%, 10/18/23	$210,717
300,000	Marsh & McLennan Senior Unsecured Notes 9.250%, 04/15/19	391,689
750,000	Merrill Lynch, MTN Senior Unsecured Notes 6.875%, 04/25/18	884,259
250,000	Nomura Holdings (Japan), MTN Senior Unsecured Notes 1.683%, 09/13/16 (c)	254,584
250,000	Royal Bank of Canada (Canada), GMTN Senior Unsecured Notes 0.925%, 10/30/14 (c)	250,844
500,000	Wells Fargo Senior Unsecured Notes 1.155%, 06/26/15 (c)	504,532

		7,299,220

	Healthcare – 2.57%
310,000	Endo Health Solutions 7.000%, 07/15/19	334,800
250,000	Humana Senior Unsecured Notes 8.150%, 06/15/38	361,210
500,000	Lorillard Tobacco 8.125%, 05/01/40	656,326

		1,352,336

	Industrials – 4.46%
250,000	FedEx Senior Notes 8.000%, 01/15/19	312,942
200,000	Jaguar Land Rover Automotive (United Kingdom) 4.125%, 12/15/18 (a)	207,500
500,000	Mexichem SAB de CV (Mexico) 6.750%, 09/19/42 (a)	508,125
200,000	Nissan Motor Acceptance (a) (c) 0.935%, 09/26/16	201,401
500,000	Southern Copper Senior Unsecured Notes 7.500%, 07/27/35	572,749
250,000	Vale SA (Brazil) Senior Unsecured Notes 5.625%, 09/11/42	242,829
250,000	Waste Management 7.375%, 03/11/19	301,409

		2,346,955

Par Value		Market Value

	Information Technology – 2.87%
$490,000	DIRECTV Holdings / DIRECTV Financing 6.350%, 03/15/40	$544,550
150,000	Hewlett-Packard Senior Unsecured Notes 1.167%, 01/14/19 (c)	150,518
150,000	Netflix Inc. (a) Senior Unsecured Notes, 5.750%, 03/01/24	156,000
600,000	Telecom Italia Capital SA (Luxembourg) 7.721%, 06/04/38	660,000

		1,511,068

	Materials – 5.30%
100,000	Allegheny Technologies Senior Unsecured Notes 5.875%, 08/15/23	106,380
400,000	ArcelorMittal (Luxembourg) Senior Unsecured Notes 7.500%, 10/15/39 (b)	421,000
500,000	Braskem America Finance 7.125%, 07/22/41 (a)	499,375
250,000	Dow Chemical (The) Senior Unsecured Notes 8.550%, 05/15/19	320,783
250,000	GTL TRADE FINANCE (a) 7.250%, 04/16/44	255,313
250,000	International Paper Senior Unsecured Notes 8.700%, 06/15/38	369,684
550,000	Rio Tinto Finance (Australia) 8.950%, 05/01/14	550,000
250,000	Teck Resources (Canada) 6.250%, 07/15/41	264,398

		2,786,933

	Telecommunication Services – 5.89%
	CenturyLink Senior Unsecured Notes
500,000	7.600%, 09/15/39	492,813
500,000	7.650%, 03/15/42	491,250
400,000	Expedia 5.950%, 08/15/20	444,094
350,000	Frontier Communications Senior Unsecured Notes 9.000%, 08/15/31	364,000
500,000	Telefonica Europe BV (Netherlands) 8.250%, 09/15/30	666,618
100,000	Verizon Communications Senior Unsecured Notes 1.763%, 09/15/16 (c)	102,969
500,000	Windstream 7.500%, 06/01/22	536,250

		3,097,994

See accompanying Notes to Financial Statements.

39

Aston Funds

ASTON/TCH Fixed Income Fund	April 30, 2014

Schedule of Investments (unaudited) – continued

Par Value		Market Value

	Utilities – 3.47%
$500,000	Dubai Electricity & Water Authority (United Arab Emirates) Senior Unsecured Notes 8.500%, 04/22/15 (a)	$536,600
450,000	FPL Group Capital 7.875%, 12/15/15	499,782
150,000	Pacific Gas & Electric Senior Unsecured Notes 8.250%, 10/15/18	186,572
450,000	Sempra Energy Senior Unsecured Notes 9.800%, 02/15/19	598,505

		1,821,459

	Total Corporate Notes and Bonds (Cost $23,158,876)	26,103,463

U.S. GOVERNMENT AND AGENCY OBLIGATIONS – 43.14%

	Fannie Mae – 7.75%
188,613	6.000%, 11/01/17, Pool # 662854	201,358
55,621	6.000%, 04/01/18, Pool # 725175	58,400
171,772	5.500%, 11/01/18, Pool # 748886	183,906
59,764	4.500%, 06/01/19, Pool # 747860	63,560
309,971	6.000%, 01/01/21, Pool # 850787	338,902
105,397	6.000%, 09/01/32, Pool # 847899	117,859
82,288	6.000%, 02/01/34, Pool # 771952	92,878
78,706	7.500%, 02/01/35, Pool # 787557	90,405
18,843	7.500%, 04/01/35, Pool # 819231	20,226
136,803	6.000%, 11/01/35, Pool # 844078	152,771
119,072	5.000%, 05/01/36, Pool # 745581	131,004
67,674	6.000%, 12/01/36, Pool # 888029	75,949
95,899	5.500%, 06/01/37, Pool # 918778	106,257
94,218	6.500%, 10/01/37, Pool # 888890	106,137
278,860	5.500%, 03/01/38, Pool # 962344	308,196
259,640	4.000%, 02/01/41, Pool # AE0949	272,642
224,101	4.000%, 02/01/41, Pool # AH5695	235,393
961,408	3.000%, 03/01/43, Pool # AB8615	937,772

Par Value		Market Value

	Fannie Mae (continued)
$572,770	3.500%, 05/01/43, Pool # AB9512	$582,877

		4,076,492

	Freddie Mac – 13.46%
301,158	5.500%, 11/01/20, Gold Pool # G18083	328,637
61,565	5.500%, 12/01/20, Gold Pool # G11820	67,186
43,237	6.000%, 10/01/35, Gold Pool # A47772	48,149
99,710	5.500%, 05/01/37, Gold Pool # A60048	109,842
196,871	5.500%, 09/01/37, Gold Pool # G03202	216,904
158,145	5.000%, 02/01/38, Gold Pool # A73409	172,962
418,682	5.000%, 04/01/38, Gold Pool # G04334	460,227
241,724	4.000%, 12/01/39, Gold Pool # G06935	253,454
121,365	4.000%, 05/01/41, Gold Pool # Q00870	127,256
733,056	4.000%, 11/01/41, Gold Pool # Q04550	768,803
953,039	3.000%, 04/01/43, Gold Pool # V80006	931,614
958,905	3.000%, 05/01/43, Gold Pool # G08525	936,146
882,790	3.500%, 10/01/43, Gold Pool # G08554	898,053
344,874	3.500%, 11/01/43, Gold Pool # G08557	350,837
790,397	3.500%, 01/01/44, Gold Pool # G08562	804,062
596,400	3.500%, 02/01/44, Gold Pool # G08572	606,711

		7,080,843

	Government National Mortgage Association – 1.91%
143,797	5.000%, 05/20/37, Pool # 782156	158,579
283,496	5.000%, 08/20/37, Pool # 4015	312,543
249,356	6.000%, 07/20/38, Pool # 4195	282,816
162,392	5.500%, 08/20/38, Pool # 4215	173,813
67,751	6.000%, 01/15/39, Pool # 698036	76,101

		1,003,852

	U.S. Treasury Inflation Index Bonds – 5.79%
1,633,140	1.375%, 07/15/18	1,779,293
1,120,690	1.750%, 01/15/28	1,263,797

		3,043,090

See accompanying Notes to Financial Statements.

40

Aston Funds

ASTON/TCH Fixed Income Fund	April 30, 2014

Schedule of Investments (unaudited) – continued

Par Value		Market Value

	U.S. Treasury Notes – 14.23%
$1,500,000	4.000%, 02/15/15	$1,546,407
1,000,000	4.125%, 05/15/15	1,041,660
1,000,000	2.125%, 05/31/15	1,021,641
1,500,000	2.000%, 01/31/16	1,544,472
500,000	2.000%, 04/30/16	515,762
350,000	2.000%, 11/30/20	346,678
1,500,000	2.000%, 11/15/21	1,464,141

		7,480,761

	Total U.S. Government and Agency Obligations (Cost $22,177,003)	22,685,038

ASSET-BACKED SECURITIES – 1.35%

26,413	Ford Credit Auto Owner Trust Series 2010-A, Class A4 2.150%, 06/15/15	26,434
218,441	Hyundai Auto Receivables Trust Series 2010-A, Class A4 2.450%, 12/15/16	220,153
460,200	Volkswagen Auto Loan Enhanced Trust 2011-1, Class A4 1.980%, 09/20/17	463,567

	Total Asset-Backed Securities (Cost $711,497)	710,154

COMMERCIAL MORTGAGE-BACKED SECURITY – 0.59%

275,000	Bear Stearns Commercial Mortgage Securities Series 2007-T28, Class A4 5.742%, 09/11/42 (c)	309,312

	Total Commercial Mortgage-Backed Security (Cost $190,619)	309,312

INVESTMENT COMPANY – 4.46%
2,345,664	BlackRock Liquidity Funds TempCash Portfolio	2,345,664

	Total Investment Company (Cost $2,345,664)	2,345,664

Total Investments – 99.18% (Cost $48,583,659) *		52,153,631

Net Other Assets and Liabilities – 0.82%		430,256

Net Assets – 100.00%		$52,583,887

*	At April 30, 2014, cost is identical for book and Federal income tax purposes.

Gross unrealized appreciation	$3,797,717
Gross unrealized depreciation	(227,745)

Net unrealized appreciation	$3,569,972

(a)	Securities exempt from registration under Rule 144A of the Securities Act of 1933, as amended. These securities are purchased in accordance with guidelines approved by the Fund’s Board of Trustees and may only be resold, in transactions exempt from registration, to qualified institutional buyers. At April 30, 2014, these securities amounted to $4,294,356 or 8.17% of net assets. These securities have been determined by the Subadviser to be liquid securities.
(b)	Step Coupon. A bond that pays an initial coupon rate for the first period and then a higher coupon rate for the following periods until maturity. The coupon rate shown will be accrual rate until maturity.
(c)	Variable rate bond. The interest rate shown reflects the rate in effect at April 30, 2014.
(d)	S&P credit ratings are used in the absence of a rating by Moody’s Investors, Inc.

GMTN	Global Medium Term Note
MTN	Medium Term Note
S&P	Standard & Poor’s

Portfolio Composition
U.S. Government and Agency Obligations	43%
Asset-Backed Securities	1%
Commercial Mortgage-Backed Securities	1%
Investment Company	5%
Corporate Notes and Bonds
(Moody’s Ratings (d))
Aa	1%
A	3%
Baa	29%
Ba	12%
B	2%
NR	3%

100%

See accompanying Notes to Financial Statements.

41

Aston Funds

ASTON/Lake Partners LASSO Alternatives Fund	April 30, 2014

Schedule of Investments (unaudited)

Shares		Market Value

INVESTMENT COMPANIES – 99.94%

	Long/Short Strategies – 61.30%
2,492,515	Blackrock Global Long/Short Equity Fund-IS	$28,314,974
2,222,623	Convergence Core Plus Fund	39,295,975
1,186,364	Driehaus Emerging Markets Small Cap Growth Fund	15,909,136
1,586,035	FPA Crescent Fund-I	53,243,192
1,884,923	Gotham Absolute Return Fund	25,352,216
280,311	Putnam Equity Spectrum Fund	11,966,456
2,389,527	Robeco Boston Partners Long/Short Equity Fund- IS	53,262,559
4,578,596	The Weitz Funds—Partners III Opportunity Fund	75,821,547

		303,166,055

	Hedged Credit and Strategic Fixed Income – 18.38%
2,147,079	Avenue Credit Strategies Fund	25,228,180
1,491,087	BlackRock Global Long/Short Credit Fund-INS	16,297,580
2,636	Driehaus Active Income Fund	28,368
2,464	Driehaus Select Credit Fund	25,083
623,730	Guggenheim—Macro Opportunities Fund	16,896,852
1,379,398	Metropolitan West Unconstrained Bond Fund	16,401,047
1,363,650	Scout Unconstrained Bond Fund	16,009,246

		90,886,356

	Arbitrage – 17.08%
1,915,394	Calamos Market Neutral Income Fund	24,651,120
1,675,372	Driehaus Event Driven Fund	18,244,806
3,875,861	Touchstone Merger Arbitrage Fund	41,587,986

		84,483,912

Shares		Market Value

	Global Macro – 2.62%
1,173,743	John Hancock Funds II—Global Absolute Return Strategies Fund	$12,969,857

	Money Market – 0.54%
2,682,018	Blackrock Liquidity Funds Treasury Trust Fund Portfolio	2,682,018

	Total Investment Companies (Cost $460,099,137)	494,188,198

Total Investments – 99.94% (Cost $460,099,137)*		494,188,198

Net Other Assets and Liabilities – 0.08%		401,175

Net Assets – 100.00%		$494,589,373

*	At April 30, 2014, cost is identical for book and Federal income tax purposes.

Gross unrealized appreciation	$36,862,035
Gross unrealized depreciation	(2,652,571)

Net unrealized appreciation	$34,209,464

See accompanying Notes to Financial Statements.

42

Aston Funds

ASTON/Anchor Capital Enhanced Equity Fund	April 30, 2014

Schedule of Investments (unaudited)

Shares		Market Value

COMMON STOCKS – 100.21%

	Consumer Discretionary – 18.13%
125,000	Coach (a)	$5,581,250
390,000	Ford Motor (a)	6,298,500
195,000	General Motors (a)	6,723,600
109,200	Kohl’s (a)	5,983,068
30,000	Mattel (a)	1,176,450
600,000	Staples (a)	7,500,000

		33,262,868

	Consumer Staples – 9.93%
200,000	ConAgra Foods (a)	6,102,000
110,000	Dr Pepper Snapple Group (a)	6,096,200
70,000	PepsiCo (a)	6,012,300

		18,210,500

	Energy – 9.74%
29,000	Anadarko Petroleum (a)	2,871,580
61,000	Apache (a)	5,294,800
75,000	Devon Energy (a)	5,250,000
33,000	Occidental Petroleum (a)	3,159,750
30,000	Transocean Ltd. (Switzerland) (a)	1,292,100

		17,868,230

	Financials – 9.27%
145,000	BB&T (a)	5,412,850
170,000	Hartford Financial Services Group (a)	6,097,900
600,000	Huntington Bancshares (a)	5,496,000

		17,006,750

Shares		Market Value

	Healthcare – 5.00%
40,000	Abbott Laboratories (a)	$1,549,600
12,000	Laboratory Corp. of America Holdings * (a)	1,184,400
115,000	Quest Diagnostics (a)	6,431,950

		9,165,950

	Industrials – 6.58%
185,000	ADT (a)	5,594,400
65,000	Deere (a)	6,067,100
15,000	General Electric (a)	403,350

		12,064,850

	Information Technology – 16.41%
275,000	Cisco Systems (a)	6,355,250
340,000	Corning (a)	7,109,400
175,000	EMC	4,515,000
280,000	Intel (a)	7,473,200
115,000	Microsoft (a)	4,646,000

		30,098,850

	Materials – 3.56%
355,000	Alcoa (a)	4,781,850
10,000	Dow Chemical (a)	499,000
50,000	Huntsman (a)	1,252,500

		6,533,350

	Telecommunication Services – 6.31%
180,000	AT&T (a)	6,426,000
147,700	CenturyLink (a)	5,156,207

		11,582,207

	Utilities – 15.28%
87,000	Entergy (a)	6,307,500
180,000	Exelon (a)	6,305,400
155,000	FirstEnergy (a)	5,231,250
170,000	PPL (a)	5,667,800
110,000	Public Service Enterprise Group (a)	4,506,700

		28,018,650

	Total Common Stocks (Cost $172,354,137)	183,812,205

Number of Contracts

PURCHASED OPTIONS – 0.47%
	SPDR S&P 500 ETF Trust
2,000	Strike @ $163 Exp 6/14	50,000
2,000	Strike @ $164 Exp 6/14	72,000
3,000	Strike @ $165 Exp 6/14	126,000
3,000	Strike @ $166 Exp 6/14	135,000
4,000	Strike @ $167 Exp 6/14	216,000

See accompanying Notes to Financial Statements.

43

Aston Funds

ASTON/Anchor Capital Enhanced Equity Fund	April 30, 2014

Schedule of Investments (unaudited) – continued

Number of Contracts		Market Value
	SPDR S&P 500 ETF Trust (continued)
2,300	Strike @ $168 Exp 6/14	$133,400
2,300	Strike @ $169 Exp 6/14	126,500

		858,900

	Total Purchased Options (Cost $1,630,346)	858,900

Shares

INVESTMENT COMPANY – 2.79%
5,120,969	BlackRock Liquidity Funds TempCash Portfolio	5,120,969

	Total Investment Company (Cost $5,120,969)	5,120,969

Total Investments – 103.47% (Cost $179,105,452)**		189,792,074

Net Other Assets and Liabilities – (3.47)%		(6,365,220)

Net Assets – 100.00%		$183,426,854

*	Non-income producing security.
**	At April 30, 2014, cost is identical for book and Federal income tax purposes.

Gross unrealized appreciation	$17,775,638
Gross unrealized depreciation	(7,089,016)

Net unrealized appreciation	$10,686,622

(a)	Security position is either partially or entirely pledged as collateral for written options.
ETF	Exchange-Traded Fund
S&P	Standard & Poor’s
SPDR	Standard & Poor’s Depositary Receipt

Transactions in written call options for the period ended April 30, 2014 were as follows:

Contracts	Number of Contracts	Premium
Outstanding, October 31, 2013	58,830	$ 4,160,902
Call Options Written	136,342	12,219,748
Call Options Closed or Expired	(143,333)	(11,031,557)
Call Options Exercised	(50)	(9,650)

Outstanding, April 30, 2014	51,789	$ 5,339,443

Premiums received and value of written call equity options outstanding as of April 30, 2014.

Number of Contracts	Description	Premium Received	Market Value
400	Abbott Laboratories Strike @ $42 Exp 1/15	$ 33,803	$ 39,600

	ADT
750	Strike @ $35 Exp 1/15	85,269	75,000
1,100	Strike @ $40 Exp 1/15	77,074	33,000

Number of Contracts	Description	Premium Received	Market Value
	Alcoa
3,350	Strike @ $12 Exp 1/15	$419,998	$700,150
200	Strike @ $15 Exp 1/15	12,792	14,000

	Anadarko Pertoleum
290	Strike @ $92.50 Exp 1/15	127,070	350,175

	Apache
610	Strike @ $90 Exp 1/15	247,984	280,600

	AT&T
1,000	Strike @ $37 Exp 1/15	60,753	89,000
500	Strike @ $38 Exp 1/15	25,499	29,500

	BB&T
1,450	Strike @ $37 Exp 1/15	333,434	303,775

	CenturyLink
1,477	Strike @ $38 Exp 1/15	75,789	91,574

	Cisco Systems
500	Strike @ $25 Exp 1/15	34,279	38,500
2,250	Strike @ $27 Exp 1/15	77,875	76,500

	Coach
1,000	Strike @ $52.50 Exp 1/15	126,167	100,000
250	Strike @ $55 Exp 1/15	52,614	16,250

	ConAgra
2,000	Strike @ $35 Exp 1/15	65,227	55,000

	Corning
1,900	Strike @ $20 Exp 1/15	287,922	385,700
1,500	Strike @ $22 Exp 1/15	131,438	166,500

	Deere
350	Strike @ $95 Exp 1/15	84,583	154,875
300	Strike @ $97.5 Exp 1/15	59,507	105,000

	Devon Energy
250	Strike @ $72.5 Exp 1/15	50,214	100,000
500	Strike @ $75 Exp 1/15	74,529	145,500

	Dow Chemical
100	Strike @ $43 Exp 9/14	39,170	69,600

	Dr Pepper Snapple Group
150	Strike @ $50 Exp 8/14	35,693	83,250
230	Strike @ $50 Exp 5/14	28,952	117,300
670	Strike @ $55 Exp 11/14	143,740	169,175
50	Strike @ $60 Exp 11/14	2,948	4,250

	Entergy
870	Strike @ $70 Exp 1/15	104,473	415,860

	Exelon
300	Strike @ $35 Exp 1/15	16,788	55,500
1,500	Strike @ $37 Exp 1/15	77,189	142,500

	FirstEnergy
1,550	Strike @ $38 Exp 1/15	81,118	77,500

See accompanying Notes to Financial Statements.

44

Aston Funds

ASTON/Anchor Capital Enhanced Equity Fund	April 30, 2014

Schedule of Investments (unaudited) – continued

Number of Contracts	Description	Premium Received	Market Value
	Ford Motor
900	Strike @ $17 Exp 12/14	$55,963	$62,100
3,000	Strike @ $20 Exp 1/15	64,878	57,000

	General Electric
150	Strike @ $27 Exp 12/14	12,294	17,850
	General Motors
600	Strike @ $40 Exp 1/15	87,374	57,600
100	Strike @ $41 Exp 1/15	9,096	7,850
500	Strike @ $42 Exp 1/15	55,869	31,000

	Hartford Financial Services
1,700	Strike @ $40 Exp 1/15	235,573	164,900

	Huntington Bancshares
500	Strike @ $10 Exp 1/15	39,979	17,000
4,650	Strike @ $12 Exp 1/15	82,764	34,875

	Huntsman
500	Strike @ $22 Exp 8/14	102,136	170,000

	Intel
2,000	Strike @ $32 Exp 1/15	37,920	44,000
800	Strike @ $35 Exp 1/15	9,668	6,400

	Kohl’s
924	Strike @ $55 Exp 1/15	373,659	351,120
168	Strike @ $57.5 Exp 1/15	42,281	47,460

	Laboratory Corp. of America Holdings
50	Strike @ $110 Exp 11/14	16,498	10,250
70	Strike @ $115 Exp 11/14	13,677	8,225

	Mattel
300	Strike @ $40 Exp 10/14	30,224	40,500

	Microsoft
300	Strike @ $35 Exp 10/14	87,630	168,000
500	Strike @ $37 Exp 10/14	103,796	202,500
248	Strike @ $38 Exp 1/15	81,213	96,720
102	Strike @ $38 Exp 10/14	20,192	34,170

	Occidental Petroleum
150	Strike @ $105 Exp 1/15	39,149	40,350
110	Strike @ $95 Exp 8/14	27,830	45,650
70	Strike @ $97.50 Exp 8/14	13,510	21,140

	PepsiCo
350	Strike @ $82.5 Exp 10/14	69,415	166,250
100	Strike @ $85 Exp 1/15	25,095	39,400
250	Strike @ $87.50 Exp 1/15	53,880	70,750

	PPL
400	Strike @ $32 Exp 7/14	21,085	60,000
1,300	Strike @ $35 Exp 1/15	57,147	84,500

	Public Service Enterprise
100	Strike @ $35 Exp 6/15	7,995	61,000
1,000	Strike @ $35 Exp 9/14	156,248	610,000

Number of Contracts	Description	Premium Received	Market Value
	Quest Diagnostics
200	Strike @ $65 Exp 1/15	$ 19,558	$ 17,000
950	Strike @ $65 Exp 11/14	145,622	73,625

	Staples
500	Strike @ $15 Exp 1/15	17,480	20,000
100	Strike @ $15 Exp 12/14	3,896	3,750
500	Strike @ $17 Exp 9/14	13,570	2,500

	Transocean
200	Strike @ $50 Exp 8/14	17,592	6,500
100	Strike @ $55 Exp 8/14	13,796	900

	Total Written Call Options	$5,339,443	$7,437,969

See accompanying Notes to Financial Statements.

45

Aston Funds

ASTON/River Road Long-Short Fund	April 30, 2014

Schedule of Investments (unaudited)

The chart represents total investments in the Fund. Materials, Telecommunication Services, and Exchange Traded Funds are negative 1.49%, 1.91%, and 2.42% respectively and cannot be represented in the pie chart format.

Shares		Market Value

COMMON STOCKS – 76.51%

	Consumer Discretionary – 36.76%
328,962	Ascena Retail Group * (a)	$5,658,146
140,084	Coach	6,254,751
191,102	Comcast, Class A (a)	9,891,440
133,282	General Motors (a)	4,595,563
481,549	International Game Technology (a)	6,043,440
161,275	International Speedway, Class A (a)	5,070,486
204,592	Liberty Interactive Corporation, Class A * (a)	5,945,444
50,868	Liberty Media, Class A * (a)	6,598,088
80,140	Lvmh Moet Hennessy Louis Vuitton SA, ADR (a)	3,143,732
307,657	News, Class A * (a)	5,236,322
205,751	Quebecor, Class B	4,852,574
71,960	Target (a)	4,443,530
113,567	Time Warner	7,547,663
26,679	Tribune, Class A * (a)	2,074,292

		77,355,471

	Consumer Staples – 6.45%
110,993	Molson Coors Brewing, Class B (a)	6,656,250
89,485	Nestle, SP ADR (a)	6,906,452

		13,562,702

	Energy – 3.20%
37,203	Devon Energy (a)	2,604,210
43,097	Occidental Petroleum (a)	4,126,538

		6,730,748

Shares		Market Value

	Financials – 6.51%
56,578	Berkshire Hathaway, Class B * (a)	$7,290,075
10,751	White Mountains Insurance Group (a)	6,410,391

		13,700,466

	Industrials – 10.04%
145,584	ADT (a)	4,402,460
203,157	Brink’s	5,168,314
183,731	Expeditors International of Washington (a)	7,577,066
132,401	Spirit AeroSystems Holdings, Class A * (a)	3,976,002

		21,123,842

	Information Technology – 11.52%
149,644	Blackhawk Network Holdings * (a)	3,589,960
121,085	eBay * (a)	6,275,836
108,238	Microsoft (a)	4,372,815
114,252	Oracle (a)	4,670,622
67,831	QUALCOMM (a)	5,338,978

		24,248,211

	Utilities – 2.03%
58,039	National Fuel Gas (a)	4,273,992

	Total Common Stocks (Cost $158,427,211)	160,995,432

INVESTMENT COMPANY – 32.09%

67,511,454	BlackRock Liquidity Funds TempCash Portfolio	67,511,454

	Total Investment Company (Cost $67,511,454)	67,511,454

Total Investments – 108.60% (Cost $225,938,665)**		228,506,886

$46,821,667 in cash and $94,257,293 in securities was segregated or on deposit with a prime broker to cover short sales as of April 30, 2014 and are included in “Net Other Assets and Liabilities”.

SHORT SALES – (24.21)%

	Consumer Discretionary – (5.31)%
(42,139)	Best Buy	(1,092,664)
(22,695)	Cabela’s *	(1,489,019)
(69,719)	D.R. Horton	(1,553,339)
(46,547)	Leggett & Platt	(1,529,534)
(33,658)	Life Time Fitness *	(1,615,584)
(21,581)	Scholastic	(710,231)
(39,892)	Tile Shop Holdings *	(562,278)
(13,641)	Whirlpool	(2,092,257)
(21,613)	Zumiez *	(528,438)

		(11,173,344)

	Consumer Staples – (1.08)%
(143,440)	Dean Foods	(2,272,090)

		(2,272,090)

See accompanying Notes to Financial Statements.

46

Aston Funds

ASTON/River Road Long-Short Fund	April 30, 2014

Schedule of Investments (unaudited) – continued

Shares		Market Value

	Energy – (0.72)%
(33,556)	Gulfmark Offshore	$(1,510,356)

		(1,510,356)

	Financials – (1.87)%
(42,372)	Amtrust Financial Services	(1,638,525)
(48,179)	Mercury General	(2,305,847)

		(3,944,372)

	Industrials – (6.44)%
(253,540)	ACCO Brands *	(1,554,200)
(75,548)	Albany International, Class A	(2,718,217)
(17,688)	Caterpillar	(1,864,315)
(40,657)	Con-way	(1,727,109)
(71,882)	Quad Graphics	(1,556,245)
(93,516)	RR Donnelley & Sons	(1,645,882)
(38,347)	TAL International Group	(1,617,476)
(30,119)	Tetra Tech *	(863,512)

		(13,546,956)

	Information Technology – (2.96)%
(11,594)	3D Systems *	(548,860)
(50,044)	Aruba Networks *	(989,370)
(37,735)	Electronic Arts *	(1,067,901)
(61,865)	RealPage *	(1,098,104)
(10,755)	Stratasys *	(1,041,837)
(32,564)	Teradata *	(1,480,359)

		(6,226,431)

	Materials – (1.49)%
(94,792)	ArcelorMittal, ADR	(1,540,370)
(70,424)	Teck Resources, Class B (Canada)	(1,603,554)

		(3,143,924)

	Telecommunication Services – (1.91)%
(82,759)	CenturyLink	(2,889,117)
(56,475)	Consolidated Communications Holdings	(1,124,982)

		(4,014,099)

	Utilities – (2.43)%
(44,204)	Hawaiian Electric Industries	(1,060,454)
(33,758)	South Jersey Industries	(1,939,397)
(57,447)	UIL Holdings	(2,110,028)

		(5,109,879)

	Total Common Stocks (Proceeds $49,591,704)	(50,941,451)

EXCHANGE TRADED FUNDS – (2.42)%

(75,450)	United States Natural Gas Fund LP *	(2,003,198)
(84,907)	United States Oil Fund LP *	(3,083,822)

	Total Exchange Traded Funds (Proceeds $5,007,105)	(5,087,020)

Total Short Sales – (26.63)% (Proceeds $54,598,809)		(56,028,471)

Net Other Assets and Liabilities – 18.03%		37,933,914

Net Assets – 100.00%		$210,412,329

*	Non-income producing security.
**	At April 30, 2014, cost is identical for book and Federal income tax purposes.

Gross unrealized appreciation	$5,397,736
Gross unrealized depreciation	(2,829,515)

Net unrealized appreciation	$2,568,221

(a)	Security position is either entirely or partially held in a segregated account as collateral for securities sold short.

ADR	American Depositary Receipt
LP	Limited Partnership
SP ADR	Sponsored American Depositary Receipt

See accompanying Notes to Financial Statements.

47

Aston Funds

ASTON/Barings International Fund	April 30, 2014

Schedule of Investments (unaudited)

Shares		Market Value

COMMON STOCKS – 98.67%

	Australia – 0.65%
19,560	Amcor	$ 186,981

	France – 12.42%
2,950	Air Liquide	421,955
14,738	AXA	383,887
4,864	BNP Paribas	365,137
4,212	Sanofi	455,910
3,880	Scor SE	141,597
11,371	SES	428,227
5,587	Societe Generale	347,250
8,685	Total	620,288
5,711	Vinci	430,544

		3,594,795

	Germany – 12.30%
3,307	Adidas	352,952
3,865	Bayer	536,210
3,395	Bayerische Motoren Werke	424,752
4,578	Daimler	423,821
6,832	Deutsche Boerse	500,363
3,344	Fresenius	508,234
1,521	Muenchener Rueckversicherungs-Gesellschaft	351,235
5,761	SAP	463,885

		3,561,452

	Hong Kong – 2.02%
47,800	AIA Group	231,819
34,800	HSBC Holdings	353,030

		584,849

	Italy – 1.23%
39,848	UniCredit	356,023

Shares		Market Value

	Japan – 21.69%
6,100	Aisin Seiki	$ 215,396
31,000	Astellas Pharma	344,765
8,800	Denso	400,427
4,600	East Japan Railway	335,343
1,300	FANUC	233,971
51,000	Hitachi	362,664
24,000	Hitachi Metals	325,368
55,000	Isuzu Motors	319,020
14,500	Japan Tobacco	475,982
8,000	JGC	259,011
7,800	KDDI	415,196
3,000	Kyocera	141,057
15,700	Mitsubishi	280,722
37,000	Mitsubishi Electric	420,903
57,100	Mitsubishi UFJ Financial Group	302,716
71,000	Sumitomo Mitsui Trust Holdings	292,375
8,200	Takeda Pharmaceutical	367,991
12,200	Tokio Marine Holdings	359,311
7,900	Toyota Motor	426,238

		6,278,456

	Mexico – 0.62%
12,522	Fresnillo	180,024

	Netherlands – 5.71%
5,267	Airbus Group NV	361,631
17,437	Koninklijke Ahold NV	336,377
11,783	Koninklijke Philips NV	377,210
14,561	Royal Dutch Shell, Class A	576,642

		1,651,860

	Norway – 0.86%
5,276	Yara International	249,053

	Singapore – 2.39%
24,000	DBS Group Holdings	324,288
43,700	Keppel	367,042

		691,330

	South Korea – 1.63%
248	Samsung Electronics	322,330
838	SK Holdings	148,412

		470,742

	Spain – 0.48%
19,042	Banco Popular Espanol	140,015

	Switzerland – 8.18%
13,219	Credit Suisse Group	419,213
7,805	Julius Baer Group	364,931
1,965	Roche Holding	576,037
606	Syngenta	240,031
18,297	UBS	382,530
1,343	Zurich Financial Services	384,695

		2,367,437

See accompanying Notes to Financial Statements.

48

Aston Funds

ASTON/Barings International Fund	April 30, 2014

Schedule of Investments (unaudited) – continued

Shares		Market Value

	Taiwan – 1.40%
20,200	Taiwan Semiconductor Manufacturing, SP ADR	$ 406,020

	United Kingdom – 27.09%
19,803	Admiral Group	467,424
19,433	AMEC	405,210
5,654	AstraZeneca	445,233
81,945	Barclays	348,932
23,643	BG Group	478,225
11,923	BHP Billiton	386,308
7,971	British American Tobacco	459,865
86,807	BT Group	540,089
12,329	Experian	236,472
66,842	GKN	433,365
15,141	GlaxoSmithKline	417,203
17,449	Prudential	400,224
1,680	Randgold Resources	135,585
4,939	Reckitt Benckiser Group	398,185
68,683	Resolution	345,920
24,795	Rolls-Royce Holdings	439,568
3,322,530	Rolls-Royce Holdings, C Shares * (a) (b)	5,610
9,232	Shire	526,536
105,015	Vodafone Group	397,079
26,936	WPP	579,396

		7,846,429

	Total Common Stocks (Cost $25,184,643)	28,565,466

INVESTMENT COMPANY – 0.43%

124,916	BlackRock Liquidity Funds TempCash Portfolio	124,916

	Total Investment Company (Cost $124,916)	124,916

Total Investments – 99.12% (Cost $25,309,559)**		28,690,382

Net Other Assets and Liabilities – 0.88%		256,007

Net Assets – 100.00%		$28,946,389

*	Non-income producing security.
**	At April 30, 2014, cost is identical for book and Federal income tax purposes.
(a)	This security has been determined by the Subadviser to be an illiquid security. At April 30, 2014, this security amounted to $5,610 or 0.02% of net assets.
(b)	Security with a total aggregate market value of $5,610 or 0.02% of net assets was valued under the fair value procedures approved by the Fund’s Board of Trustees.

Gross unrealized appreciation	$4,474,516
Gross unrealized depreciation	(1,093,693)

Net unrealized appreciation	$3,380,823

SP ADR	Sponsored American Depositary Receipt

See accompanying Notes to Financial Statements.

49

Aston Funds

ASTON/Guardian Capital Global Dividend Fund	April 30, 2014

Schedule of Investments (unaudited)

Shares		Market Value

COMMON STOCKS – 98.94%

	Australia – 4.68%
2,300	Australia & New Zealand Banking Group	$73,652
300	Commonwealth Bank of Australia	21,989
1,100	Sonic Healthcare	18,088
8,400	Telstra	40,735
1,200	Westpac Banking	39,152

		193,616

	Belgium – 0.52%
500	Ageas	21,493

	Bermuda – 1.17%
1,370	Seadrill	48,251

	Canada – 2.53%
700	Davis & Henderson	20,271
610	Keyera	40,572
690	Pembina Pipeline	27,114
520	Westshore Terminals Investment	16,899

		104,856

	Finland – 1.13%
3,200	Stora Enso	32,608
800	UPM-Kymmene	13,984

		46,592

	France – 5.85%
2,600	AXA	67,723
1,400	Electricite de France	53,695
500	Neopost	40,968
800	Total	57,137
300	Vinci	22,617

		242,140

Shares		Market Value

	Germany – 6.10%
500	BASF	$57,873
300	Bayer	41,620
400	Daimler	37,031
1,900	Deutsche Telekom	31,856
100	Muenchener Rueckversicherungs- Gesellschaft	23,092
1,400	ProSiebenSat.1 Media	61,211

		252,683

	Ireland – 1.59%
1,250	Seagate Technology	65,725

	Spain – 2.74%
3,140	Banco Santander, SP ADR	31,274
3,700	Ferrovial	82,131

		113,405

	Sweden – 1.85%
4,200	Skandinaviska Enskilda Banken AB	57,844
700	Swedbank AB, Class A	18,592

		76,436

	Switzerland – 5.29%
400	Adecco	33,428
910	Garmin	51,961
1,000	Nestle	77,207
650	Novartis, ADR	56,511

		219,107

	United Kingdom – 10.21%
600	AstraZeneca	47,248
3,300	BAE Systems	22,287
270	British American Tobacco, SP ADR	31,055
660	GlaxoSmithKline, SP ADR	36,544
1,000	Imperial Tobacco Group	43,172
7,800	Legal & General Group	27,893
3,900	National Grid	55,345
1,120	Prudential, ADR	51,733
9,200	Resolution	46,336
500	Royal Dutch Shell, Class A	19,813
1,600	SSE	41,197

		422,623

	United States – 55.28%
1,090	AbbVie	56,767
440	Air Products & Chemicals	51,709
1,320	Altria Group	52,945
740	Ameren	30,569
100	Apple	59,009
1,979	AT&T	70,650
860	Automatic Data Processing	67,046
230	Chevron	28,870
430	ConocoPhillips	31,953
1,400	CSX	39,508
1,390	Dow Chemical	69,361
490	Dr Pepper Snapple Group	27,156

See accompanying Notes to Financial Statements.

50

Aston Funds

ASTON/Guardian Capital Global Dividend Fund	April 30, 2014

Schedule of Investments (unaudited) – continued

Shares		Market Value

	United States (continued)
420	Duke Energy	$31,286
830	Eaton	60,291
880	Emerson Electric	59,998
390	Exxon Mobil	39,940
3,030	Fifth Third Bancorp	62,448
560	General Dynamics	61,292
220	Genuine Parts	19,166
850	Illinois Tool Works	72,446
760	Intel	20,284
900	Johnson & Johnson	91,161
1,230	JPMorgan Chase	68,855
270	Kimberly-Clark	30,308
900	KLA-Tencor	57,591
360	Lockheed Martin	59,090
1,330	Lorillard	79,029
330	Macy’s	18,952
220	McDonald’s	22,304
730	Medtronic	42,939
1,200	Merck	70,272
1,250	Microsoft	50,500
540	Newell Rubbermaid	16,259
3,880	Old Republic International	64,253
290	Omnicom Group	19,627
1,880	Pfizer	58,806
330	Philip Morris International	28,192
370	Procter & Gamble	30,544
590	Reynolds American	33,294
1,380	Six Flags Entertainment	55,393
3,490	Spirit Realty Capital, REIT	37,587
1,570	Texas Instruments	71,357
360	Valero Energy	20,581
480	VF	29,323
740	Waste Management	32,893
1,540	Wells Fargo	76,446
1,210	Williams	51,026
290	Wynn Resorts	59,128

		2,288,404

	Total Common Stocks (Cost $3,963,759)	4,095,331

Shares		Market Value

INVESTMENT COMPANY – 0.92%

38,184	BlackRock Liquidity Funds TempCash Portfolio	$38,184

	Total Investment Company (Cost $38,184)	38,184

Total Investments – 99.86% (Cost $4,001,943)*		4,133,515

Net Other Assets and Liabilities – 0.14%		5,825

Net Assets – 100.00%		$4,139,340

*	At April 30, 2014, cost is identical for book and federal income tax purposes.

Gross unrealized appreciation	$148,380
Gross unrealized depreciation	(16,808)

Net unrealized appreciation	$131,572

ADR	American Depositary Receipt
REIT	Real Estate Investment Trust
SP ADR	Sponsored American Depositary Receipt

See accompanying Notes to Financial Statements.

51

Aston Funds

ASTON/LMCG Emerging Markets Fund	April 30, 2014

Schedule of Investments (unaudited)

Shares		Market Value

COMMON STOCKS – 92.57%

	Brazil – 9.98%
4,900	AMBEV SA	$35,708
3,700	Banco do Brasil SA	38,977
4,200	Braskem, Preference A	28,610
545	Cia Brasileira de Distribuicao Grupo Pao de Acucar, SP ADR	25,919
4,200	Cyrela Brazil Realty SA Empreendimentos e Participacoes	25,448
5,300	Gerdau, Preference	31,827
4,900	Hypermarcas	36,150
10,300	JBS	35,615
2,400	Porto Seguro SA	35,251
10,800	Suzano Papel e Celulose, Preference A	34,922
1,600	Ultrapar Participacoes SA	39,911
3,305	Vale, SP ADR	39,230

		407,568

	Chile – 0.63%
1,599	Enersis, SP ADR	25,744

	China – 9.60%
46,000	Angang Steel, Class H *	27,886
153,000	Bank of China, Class H	67,294
54,000	China CITIC Bank, Class H	32,179
55,000	China Construction Bank, Class H	37,953
33,000	China Railway Construction, Class H	27,284
69,000	Chongqing Rural Commercial Bank, Class H	30,259
73,000	Evergrande Real Estate, Class H	32,579
32,000	Huaneng Power International, Class H	31,245
46,000	Industrial and Commercial Bank of China, Class H	27,412
800	Tencent Holdings	49,860
826	WuXi PharmaTech Cayman, ADR *	28,084

		392,035

Shares		Market Value

	Egypt – 0.58%
4,727	Commercial International Bank SAE, GDR	$23,777

	Hong Kong – 5.66%
4,000	China Mobile	38,024
74,000	China Power International Development	26,630
48,000	China Resources Cement Holdings	33,309
22,000	COSCO Pacific	29,455
264,000	GOME Electrical Appliances Holding	49,715
250,000	REXlot Holdings	26,442
14,000	Shimao Property Holdings	27,628

		231,203

	India – 4.15%
1,036	ICICI Bank, SP ADR	44,206
1,659	Reliance Industries, GDR	51,429
1,106	Tata Motors, SP ADR	41,387
2,700	Wipro, ADR	32,292

		169,314

	Indonesia – 4.70%
332,800	Adaro Energy Tbk PT	34,110
97,800	Bank Negara Indonesia Persero Tbk	40,731
53,900	Bank Rakyat Indonesia Persero Tbk PT	46,154
60,600	Indofood Sukses Makmur Tbk PT	36,953
161,100	Perusahaan Perkebunan London Sumatra Tbk PT	34,139

		192,087

	Malaysia – 3.45%
13,500	AMMB Holdings	29,683
22,400	DiGi.Com	38,002
16,900	IJM	33,019
23,300	Malaysia Building Society	16,126
49,770	YTL Power International *	23,929

		140,759

	Mexico – 3.22%
68,800	America Movil	69,364
3,300	Gruma, Class B *	29,184
5,500	Grupo Aeroportuario del Pacifico	33,107

		131,655

	Philippines – 3.26%
48,800	Alliance Global Group	34,099
16,970	BDO Unibank	33,594
15,770	Metropolitan Bank & Trust	29,962
10,840	Universal Robina	35,501

		133,156

	Poland – 0.95%
2,841	Powszechna Kasa Oszczednosci Bank Polski	38,942

	Russia – 3.00%
6,694	Gazprom, SP ADR	48,327
635	Lukoil, SP ADR	33,602

See accompanying Notes to Financial Statements.

52

Aston Funds

ASTON/LMCG Emerging Markets Fund	April 30, 2014

Schedule of Investments (unaudited) – continued

Shares		Market Value

	Russia (continued)
3,089	Sberbank, ADR	$25,892
426	Tatneft, SP ADR	14,612

		122,433

	South Africa – 10.71%
1,603	African Rainbow Minerals	30,125
3,246	Barloworld	35,362
2,291	Kumba Resources	31,223
2,660	Liberty Holdings	31,865
5,378	Mediclinic International	37,573
1,619	Mondi	26,931
3,341	MTN Group	66,947
15,351	Netcare	37,208
622	Sasol	34,900
7,652	Steinhoff International Holdings	39,720
1,293	Tiger Brands	34,553
2,619	Vodacom Group	31,230

		437,637

	South Korea – 17.40%
35	Amorepacific	45,219
177	E-Mart	40,426
584	Hankook Tire	33,741
1,000	Hanwha	29,082
316	Hyundai Motor	70,338
2,680	Industrial Bank of Korea	32,939
72	KCC	35,815
1,410	LG Display *	37,457
447	LS	34,997
139	Samsung Electronics	180,661
1,250	Shinhan Financial Group	54,437
152	SK Holdings	26,920
1,510	SK Hynix *	58,673
145	SK Telecom	29,960

		710,665

	Taiwan – 10.69%
34,000	Advanced Semiconductor Engineering	39,407
77,000	Au Optronics *	29,068
6,000	Catcher Technology	50,566
14,000	Cheng Uei Precision Industry	28,141
22,000	Hon Hai Precision Industry	63,090
21,000	Pou Chen	26,704
17,000	Ruentex Development	30,062
73,000	Sinopac Financial Holdings	32,514
16,000	Taiwan Semiconductor Manufacturing	62,786
23,740	Uni-President Enterprises	40,172
79,000	United Microelectronics	34,140

		436,650

	Thailand – 2.24%
6,000	PTT Exploration & Production	29,574
15,600	PTT Global Chemical	33,625
279,100	Quality Houses	28,117

		91,316

Shares		Market Value

	Turkey – 2.35%
25,021	Eregli Demir ve Celik Fabrikalari TAS	$34,720
8,764	Turk Hava Yollari	28,015
5,685	Turkcell Iletisim Hizmetleri *	33,116

		95,851

	Total Common Stocks (Cost $3,708,672)	3,780,792

EXCHANGE TRADED FUNDS – 5.28%

	United States – 5.28%
623	iPath MSCI India Index Fund *	38,190
2,550	iShares MSCI Emerging Markets Index Fund	105,392
2,737	iShares MSCI India	72,202

		215,784

	Total Exchange Traded Funds (Cost $194,285)	215,784

RIGHTS – 0.00%

	Brazil – 0.00%
7	AMBEV SA	1

	Total Rights (Cost $-)	1

INVESTMENT COMPANY – 2.20%

89,829	BlackRock Liquidity Funds TempCash Portfolio	89,829

	Total Investment Company (Cost $89,829)	89,829

Total Investments – 100.05% (Cost $3,992,786)**		$4,086,406

Net Other Assets and Liabilities – (0.05)%		(2,220)

Net Assets – 100.00%		$4,084,186

*	Non-income producing security.
**	At April 30, 2014, cost is identical for book and Federal income tax purposes.

Gross unrealized appreciation	$361,986
Gross unrealized depreciation	(268,366)

Net unrealized appreciation	$93,620

ADR	American Depositary Receipt
GDR	Global Depositary Receipt
SP ADR	Sponsored American Depositary Receipt

See accompanying Notes to Financial Statements.

53

Aston Funds

ASTON/Pictet International Fund	April 30, 2014

Schedule of Investments (unaudited)

Shares		Market Value

COMMON STOCKS – 95.99%

	Australia – 4.16%
11,193	ALS	$77,987
17,965	Asciano	90,290
7,872	Computershare	90,316
19,629	Fortescue Metals Group	92,088
11,702	UGL	73,380

		424,061

	Austria – 2.27%
3,491	Erste Group Bank	117,158
3,631	Raiffeisen Bank International	114,602

		231,760

	Belgium – 1.87%
1,823	Ageas	78,365
3,516	ThromboGenics *	111,851

		190,216

	Bermuda – 2.32%
2,400	Jardine Matheson Holdings	149,520
15,402	Odfjell Drilling	87,059

		236,579

	Cayman Islands – 0.96%
28,000	MGM China Holdings	97,511

	Denmark – 4.38%
2,243	Carlsberg , Class B	224,092
4,827	H Lundbeck	140,683
2,986	Matas *	81,865

		446,640

Shares		Market Value

	France – 3.65%
1,503	Orpea	$109,222
840	Rubiis	59,760
3,259	Societe Generale	202,557

		371,539

	Germany – 5.01%
933	Allianz	161,605
1,370	Bayer	190,067
1,977	SAP	159,191

		510,863

	Hong Kong – 4.82%
32,200	AIA Group	156,163
13,000	Hutchison Whampoa	177,739
294,000	PCCW	156,993

		490,895

	Italy – 4.37%
8,499	Astaldi	91,970
13,774	Snam	82,782
34,177	UnipolSai	125,461
10,860	World Duty Free *	145,468

		445,681

	Japan – 21.01%
4,500	Accordia Golf	57,661
3,400	Daiichikosho	98,041
800	Daito Trust Construction	81,303
5,200	Fuji Media Holdings	87,536
2,400	GMO Internet	21,151
20,500	Inpex	298,371
7,600	Japan Tobacco	249,480
2,400	Miraca Holdings	103,996
2,300	MISUMI Group	55,928
7,100	Mitsubishi	126,951
2,900	Nippon Telegraph & Telephone	160,580
11,600	NKSJ Holdings	289,220
6,700	Sony	117,439
3,900	Sumitomo Mitsui Financial Group	153,848
1,900	Temp Holdings	48,376
1,900	Tsuruha Holdings	191,050

		2,140,931

	Malaysia – 0.98%
33,200	Genting	99,636

	Netherlands – 1.07%
1,582	Airbus Group	108,620

	New Zealand – 1.53%
53,306	Mighty River Power	106,870
14,431	Trade Me Group	49,153

		156,023

See accompanying Notes to Financial Statements.

54

Aston Funds

ASTON/Pictet International Fund	April 30, 2014

Schedule of Investments (unaudited) – continued

Shares		Market Value
	Papua New Guinea – 0.90%
11,139	Oil Search	$91,995

	Philippines – 0.80%
713,000	Metro Pacific Investments	81,088

	Portugal – 3.92%
14,281	Galp Energia	247,362
21,064	ZON OPTIMUS	151,931

		399,293

	Singapore – 2.67%
57,000	First Resources	116,846
1,567	Millicom International Cellular, SP ADR	154,960

		271,806

	Spain – 2.59%
14,917	Distribuidora Internacional de Alimentacion	133,235
4,260	Enagas	131,204

		264,439

	Sweden – 2.35%
1,931	Modern Times Group, Class B	85,737
12,742	Telefonaktiebolaget LM Ericsson, Class B	153,832

		239,569

	Switzerland – 10.12%
1,618	Cie Financiere Richemont	164,172
5,160	Gategroup Holding	160,645
3,537	Nestle	273,082
755	Roche Holding	221,327
1,146	Transocean	48,869
7,784	UBS	162,738

		1,030,833

	United Kingdom – 14.24%
13,459	BBA Aviation	70,445
8,033	BG Group	162,483
29,200	Enterprise Inns *	67,296
21,196	HSBC Holdings	216,190
16,735	Inmarsat	205,698
9,996	Jazztel *	153,379
3,348	Rio Tinto	182,272
7,179	Standard Chartered	155,330
6,364	Tullow Oil	94,555
24,041	William Hill	143,975

		1,451,623

	Total Common Stocks (Cost $9,599,695)	9,781,601

Shares		Market Value

PREFERRED STOCK – 1.65%

	Germany – 1.65%
624	Volkswagen	$168,033

		168,033

	Total Preferred Stock (Cost $165,923)	168,033

INVESTMENT COMPANY – 0.08%

8,683	BlackRock Liquidity Funds TempCash Portfolio	8,683

	Total Investment Company (Cost $8,683)	8,683

Total Investments – 97.72% (Cost $9,774,302)**		9,958,317

Net Other Assets and Liabilities – 2.28%		232,344

Net Assets – 100.00%		$10,190,661

*	Non-income producing security.
**	At April 30, 2014, cost is identical for book and Federal income tax purposes.

Gross unrealized appreciation	$287,853
Gross unrealized depreciation	(103,838)

Net unrealized appreciation	$184,015

SP ADR	Sponsored American Depositary Receipt

See accompanying Notes to Financial Statements.

55

Aston Funds

ASTON/Harrison Street Real Estate Fund	April 30, 2014

Schedule of Investments (unaudited)

Shares		Market Value

COMMON STOCKS – 98.10%

	Diversified – 22.97%
10,125	Crown Castle International	$736,391
14,840	DuPont Fabros Technology	359,573
7,060	EPR Properties	378,487
12,212	Liberty Property Trust	457,950
5,600	Potlatch	214,088
16,977	Weyerhaeuser	506,763
4,665	WP Carey	286,804

		2,940,056

	Healthcare – 10.99%
8,245	Health Care, REIT	520,177
11,600	LTC Properties	448,108
14,601	Sabra Health Care, REIT	437,592

		1,405,877

	Hotels – 7.07%
13,051	Chesapeake Lodging Trust	352,246
2,470	Starwood Hotels & Resorts Worldwide	189,326
33,710	Strategic Hotels & Resorts *	363,731

		905,303

	Industrial – 7.00%
13,938	Prologis	566,301
14,025	STAG Industrial	330,008

		896,309

	Office Properties – 10.37%
29,400	American Realty Capital Properties	384,846
4,400	Boston Properties	515,416
4,079	SL Green Realty	427,112

		1,327,374

Shares		Market Value

	Residential – 13.35%
5,635	Camden Property Trust	$385,941
9,780	Equity Residential	581,323
5,000	Mid-America Apartment Communities	348,250
15,223	UDR	393,667

		1,709,181

	Retail – 19.58%
18,610	General Growth Properties	427,472
15,900	Kimco Realty	364,428
14,624	Ramco-Gershenson Properties Trust	241,004
16,085	Retail Opportunity Investments	251,569
7,055	Simon Property Group	1,221,926

		2,506,399

	Storage – 6.77%
3,550	Public Storage	623,061
3,200	Sovran Self Storage	242,880

		865,941

	Total Common Stocks (Cost $12,056,712)	12,556,440

Total Investments – 98.10% (Cost $12,056,712)**		$12,556,440

Net Other Assets and Liabilities – 1.90%		243,737

Net Assets – 100.00%		$12,800,177

*	Non-income producing security.
**	At April 30, 2014, cost is identical for book and federal income tax purposes.

Gross unrealized appreciation	$573,288
Gross unrealized depreciation	(73,560)

Net unrealized appreciation	$499,728

REIT	Real Estate Investment Trust

See accompanying Notes to Financial Statements.

56

Aston Funds

ASTON/Montag & Caldwell Balanced Fund	April 30, 2014

Schedule of Investments (unaudited)

Shares		Market Value

COMMON STOCKS – 59.01%

	Consumer Discretionary – 6.87%
3,400	NIKE, Class B	$248,030
176	Priceline.com *	203,763
1,858	Ralph Lauren	281,244
5,200	Starbucks	367,223
4,950	TJX	287,991
2,700	Yum! Brands	207,873

		1,596,124

	Consumer Staples – 13.61%
7,800	Colgate-Palmolive	524,940
2,300	Costco Wholesale	266,064
7,100	Estee Lauder, Class A	515,247
15,750	Mondelez International, Class A	561,488
3,720	PepsiCo	319,511
6,350	Procter & Gamble	524,193
6,600	Walgreen	448,140

		3,159,583

	Energy – 2.75%
5,500	Occidental Petroleum	526,625
1,100	Schlumberger	111,705

		638,330

	Financials – 4.30%
4,900	American Express	428,407
2,200	State Street	142,032
8,600	Wells Fargo	426,904

		997,343

	Healthcare – 14.10%
11,250	Abbott Laboratories	435,825
3,050	Allergan	505,812
4,250	AmerisourceBergen	277,015
1,712	Biogen Idec *	491,549
7,500	Gilead Sciences *	588,675

Shares		Market Value

	Healthcare (continued)
2,887	McKesson	$488,452
1,850	Stryker	143,838
3,000	Thermo Fisher Scientific	342,000

		3,273,166

	Industrials – 4.44%
12,500	General Electric	336,125
1,112	Union Pacific	211,758
4,900	United Parcel Service, Class B	482,650

		1,030,533

	Information Technology – 10.72%
3,650	Accenture, Class A (Ireland)	292,803
8,800	eBay *	456,104
529	Google, Class A *	282,952
278	Google, Class C *	146,411
16,300	Juniper Networks *	402,447
6,500	QUALCOMM	511,615
1,960	Visa, Class A	397,116

		2,489,448

	Materials – 2.22%
4,650	Monsanto	514,755

	Total Common Stocks (Cost $10,965,244)	13,699,282

Par Value

CORPORATE NOTES AND BONDS – 21.92%

	Consumer Staples – 4.57%
$300,000	Coca-Cola Senior Unsecured Notes 5.350%, 11/15/17	342,782
325,000	PepsiCo Senior Unsecured Notes 5.000%, 06/01/18	366,489
350,000	Wal-Mart Stores Senior Unsecured Notes 3.200%, 05/15/14	350,330

		1,059,601

	Financials – 7.38%
300,000	General Electric Capital Senior Unsecured Notes, MTN 4.375%, 09/16/20	328,662
300,000	Goldman Sachs Group Senior Unsecured Notes 3.625%, 02/07/16	313,832
350,000	JPMorgan Chase Senior Unsecured Notes 4.350%, 08/15/21	377,155
350,000	U.S. Bancorp Subordinated Notes, MTN 2.950%, 07/15/22	339,341

See accompanying Notes to Financial Statements.

57

Aston Funds

ASTON/Montag & Caldwell Balanced Fund	April 30, 2014

Schedule of Investments (unaudited) – continued

Par Value		Market Value

	Financials (continued)
$350,000	Wells Fargo Senior Unsecured Notes, MTN, Series 1 3.750%, 10/01/14	$354,993

		1,713,983

	Healthcare – 3.02%
250,000	Johnson & Johnson Senior Unsecured Notes 5.950%, 08/15/37	317,844
375,000	Medtronic Senior Unsecured Notes 3.000%, 03/15/15	383,965

		701,809

	Industrials – 1.67%
375,000	United Parcel Service Senior Unsecured Notes 3.125%, 01/15/21	387,526

	Information Technology – 5.28%
300,000	Apple Senior Unsecured Notes 1.000%, 05/03/18	293,188
300,000	Cisco Systems Senior Unsecured Notes 5.500%, 02/22/16	326,919
300,000	Google Senior Unsecured Notes 3.625%, 05/19/21	319,101
300,000	Oracle Senior Unsecured Notes 2.500%, 10/15/22	286,754

		1,225,962

	Total Corporate Notes and Bonds (Cost $4,975,680)	5,088,881

U.S. GOVERNMENT AND AGENCY OBLIGATIONS – 14.56%

	Fannie Mae – 0.19%
12,339	7.500%, 02/01/35, Pool # 787557	14,173
2,955	7.500%, 04/01/35, Pool # 819231	3,172
24,339	6.000%, 11/01/35, Pool # 844078	27,180

		44,525

	Freddie Mac – 1.66%
10,949	5.500%, 12/01/20, Gold Pool # G11820	11,948
375,000	1.000%, 09/29/17	373,638

		385,586

	Government National Mortgage Association – 0.04%
8,828	5.500%, 02/15/39, Pool # 698060	9,816

Par Value		Market Value

	U.S. Treasury Bonds – 4.04%
$300,000	5.375%, 02/15/31	$387,586
400,000	3.500%, 02/15/39	408,000
150,000	3.125%, 11/15/41	141,797

		937,383

	U.S. Treasury Notes – 8.63%
325,000	4.000%, 02/15/15	335,055
275,000	0.250%, 02/15/15	275,360
300,000	4.500%, 02/15/16	322,494
325,000	2.625%, 04/30/16	339,384
325,000	4.625%, 02/15/17	359,633
375,000	2.125%, 08/15/21	370,620

		2,002,546

	Total U.S. Government and Agency Obligations (Cost $3,335,925)	3,379,856

Shares

INVESTMENT COMPANY – 6.41%

1,487,666	BlackRock Liquidity Funds TempCash Portfolio	1,487,666

	Total Investment Company (Cost $1,487,666)	1,487,666

Total Investments – 101.90% (Cost $20,764,515)**		$23,655,685

Net Other Assets and Liabilities – (1.90)%		(440,749)

Net Assets – 100.00%		$23,214,936

*	Non-income producing security.
**	At April 30, 2014, cost is identical for book and Federal income tax purposes.

Gross unrealized appreciation	$3,010,710
Gross unrealized depreciation	(119,540)

Net unrealized appreciation	$2,891,170

MTN	Medium Term Note

Portfolio Composition
Common Stocks	59%
U.S. Government and Agency Obligations	15%
Investment Company	4%
Corporate Notes and Bonds
(Moody’s Ratings)
Aaa	2%
Aa	7%
A	12%
Baa	1%

100%

See accompanying Notes to Financial Statements.

58

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Aston Funds

April 30, 2014

Statements of Assets and Liabilities (unaudited)

	Montag & Caldwell Growth Fund	TAMRO Diversified Equity Fund

ASSETS:
Investments:
Investments at cost	$3,993,999,800	$43,118,187
Net unrealized appreciation (depreciation)	772,976,247	12,225,771

Total investments at value	4,766,976,047	55,343,958
Receivables:
Dividends and interest	4,943,195	9,503
Dividend reclaims	—	—
Fund shares sold	3,779,833	17,526
Investments sold	35,840,778	186,892
Other assets	82,087	821

Total assets	4,811,621,940	55,558,700

LIABILITIES:
Payables:
Due to custodian	—	—
Dividend distribution	—	—
Investments purchased	—	199,514
Fund shares redeemed	10,175,818	100,993
Due to Adviser, net (Note G)	2,502,561	28,412
Administration fees (Note G)	188,840	3,925
Distribution fees (Note G)	85,126	1,090
Audit and tax fees	14,625	8,650
Custodian fees	21,338	474
Transfer agent fees	836,430	13,793
Accrued expenses and other payables	271,861	5,454

Total liabilities	14,096,599	362,305

NET ASSETS	$4,797,525,341	$55,196,395

NET ASSETS CONSIST OF:
Paid in capital	$3,551,583,173	$41,808,905
Accumulated undistributed (distribution in excess of) net investment income (loss)	6,129,782	(93,994)
Accumulated net realized gain (loss) on investments	466,836,139	1,255,713
Net unrealized appreciation (depreciation) on investments.	772,976,247	12,225,771

TOTAL NET ASSETS	$4,797,525,341	$55,196,395

Class N:
Net Assets	$2,052,125,618	$26,430,727
Shares of beneficial interest outstanding (unlimited authorization)	73,543,384	1,529,340
NET ASSET VALUE Offering and redemption price per share (Net Assets/Shares Outstanding)	$27.90	$17.28

Class I:
Net Assets	$2,735,727,897	$28,765,668
Shares of beneficial interest outstanding (unlimited authorization)	97,480,001	1,660,415
NET ASSET VALUE Offering and redemption price per share (Net Assets/Shares Outstanding)	$28.06	$17.32

Class R:
Net Assets	$9,671,826	$—
Shares of beneficial interest outstanding (unlimited authorization)	350,755	—
NET ASSET VALUE Offering and redemption price per share (Net Assets/Shares Outstanding)	$27.57	$—

See accompanying Notes to Financial Statements.

60

Aston Funds

Herndon Large Cap Value Fund	Cornerstone Large Cap Value Fund	River Road Dividend All Cap Value Fund	River Road Dividend All Cap Value Fund II	Fairpointe Mid Cap Fund	Montag & Caldwell Mid Cap Growth Fund	LMCG Small Cap Growth Fund

$126,002,483	$98,398,234	$1,020,831,991	$105,544,422	$4,365,338,756	$9,351,884	$38,604,545
20,761,846	10,644,611	220,512,187	8,794,341	1,193,274,175	1,922,196	(251,449)

146,764,329	109,042,845	1,241,344,178	114,338,763	5,558,612,931	11,274,080	38,353,096

108,924	59,527	2,068,000	188,083	987,373	1,844	381
—	5,317	9,544	—	—	—	—
507,335	386,159	933,040	226,227	7,592,157	33	7,564
—	—	184,454	—	74,126,294	245,083	810,534
11,352	1,005	18,919	1,339	85,040	177	590

147,391,940	109,494,853	1,244,558,135	114,754,412	5,641,403,795	11,521,217	39,172,165

—	—	—	—	31,521,338	—	—
—	—	216,071	6,028	—	—	—
—	232,142	—	2,329,252	43,013,041	120,239	772,759
77,049	461	1,472,205	222,264	5,784,502	—	423,238
127,138	69,128	713,915	106,895	3,196,765	2,639	22,075
7,037	5,334	49,675	5,928	211,464	2,173	3,383
2,007	867	18,582	268	104,691	467	1,275
8,838	10,166	10,811	10,166	14,625	8,650	8,839
1,741	7,955	4,843	1,898	15,503	2,053	1,502
15,533	18,730	211,496	7,812	1,036,102	4,636	10,959
4,620	12,424	48,411	9,546	222,741	6,799	3,446

243,963	357,207	2,746,009	2,700,057	85,120,772	147,656	1,247,476

$147,147,977	$109,137,646	$1,241,812,126	$112,054,355	$5,556,283,023	$11,373,561	$37,924,689

$120,527,130	$120,503,408	$956,739,738	$100,447,798	$3,686,403,951	$9,108,040	$36,252,868
367,560	90,942	5,817,938	202,083	(4,685,581)	(36,171)	(138,331)
5,491,441	(22,101,315)	58,742,263	2,610,133	681,290,478	379,496	2,061,601
20,761,846	10,644,611	220,512,187	8,794,341	1,193,274,175	1,922,196	(251,449)

$147,147,977	$109,137,646	$1,241,812,126	$112,054,355	$5,556,283,023	$11,373,561	$37,924,689

$49,335,057	$21,405,775	$454,582,501	$6,591,509	$2,549,270,585	$11,373,561	$30,799,940
3,329,863	1,439,944	33,610,314	505,075	55,741,582	992,702	2,338,749
$14.82	$14.87	$13.53	$13.05	$45.73	$11.46	$13.17

$97,812,920	$87,731,871	$787,229,625	$105,462,846	$3,007,012,438	$—	$7,124,749
6,592,355	5,894,320	58,240,815	8,079,469	64,660,921	—	537,194
$14.84	$14.88	$13.52	$13.05	$46.50	$—	$13.26

$—	$—	$—	$—	$—	$—	$—
—	—	—	—	—	—	—
$—	$—	$—	$—	$—	$—	$—

See accompanying Notes to Financial Statements.

61

Aston Funds

April 30, 2014

Statements of Assets and Liabilities (unaudited) – continued

	Silvercrest Small Cap Fund	TAMRO Small Cap Fund

ASSETS:
Investments:
Investments at cost	$48,425,831	$899,947,442
Affiliated investment at cost	—	—
Net unrealized appreciation	3,452,451	245,543,616

Total investments at value	51,878,282	1,145,491,058
Receivables:
Dividends and interest	13,971	18
Fund shares sold	432	4,584,608
Investments sold	699,278	20,905,640
Other assets	507	20,232

Total assets	52,592,470	1,171,001,556

LIABILITIES:
Payables:
Due to custodian	249,920	1,968,740
Dividend distribution	—	—
Investments purchased	510,377	6,201,348
Fund shares redeemed	60,326	7,062,722
Due to Adviser, net (Note G)	33,469	893,649
Administration fees (Note G)	3,647	48,858
Distribution fees (Note G)	167	19,049
Audit and tax fees	8,650	10,355
Custodian fees	3,619	6,792
Transfer agent fees	13,782	310,420
Accrued expenses and other payables	2,626	75,086
Call options written, at value (premiums received $5,339,443)	—	—

Total liabilities	886,583	16,597,019

NET ASSETS	$51,705,887	$1,154,404,537

NET ASSETS CONSIST OF:
Paid in capital	$46,637,692	$852,210,534
Accumulated undistributed (distribution in excess of) net investment income (loss)	2,017	(2,450,167)
Accumulated net realized gain (loss) on investments, purchased options,, written options, and capital gain distributions received	1,613,727	59,100,554
Net unrealized appreciation on investments, purchased options and written options	3,452,451	245,543,616

TOTAL NET ASSETS	$51,705,887	$1,154,404,537

Class N:
Net Assets	$3,973,442	$455,736,461
Shares of beneficial interest outstanding (unlimited authorization)	275,833	21,758,068
NET ASSET VALUE Offering and redemption price per share (Net Assets/Shares Outstanding)	$14.41	$20.95

Class I:
Net Assets	$47,732,445	$698,668,076
Shares of beneficial interest outstanding (unlimited authorization)	3,302,770	32,391,650
NET ASSET VALUE Offering and redemption price per share (Net Assets/Shares Outstanding)	$14.45	$21.57

See accompanying Notes to Financial Statements.

62

Aston Funds

River Road Select Value Fund	River Road Small Cap Value Fund	River Road Independent Value Fund	DoubleLine Core Plus Fixed Income Fund	TCH Fixed Income Fund	Lake Partners LASSO Alternatives Fund	Anchor Capital Enhanced Equity Fund

$188,717,017	$251,734,994	$714,892,418	$120,470,761	$48,583,659	$459,978,734	$179,105,452
—	—	—	2,516,745	—	—	—
22,198,985	64,204,576	13,976,018	1,369,758	3,569,972	34,209,464	10,686,622

210,916,002	315,939,570	728,868,436	124,357,264	52,153,631	494,188,198	189,792,074

37,419	8,602	25,796	989,060	516,094	108,385	275,984
97,263	153,795	4,766,201	55,974	12,562	1,104,809	608,706
1,955,183	4,362,789	2,237,461	1,120,754	3,353	—	1,225,865
5,284	5,004	26,931	2,626	873	13,182	2,529

213,011,151	320,469,760	735,924,825	126,525,678	52,686,513	495,414,574	191,905,158

370,948	2,292,777	—	18,259	3,358	—	—
—	—	—	67,304	7,506	—	—
1,915,122	1,496,268	—	198,734	—	108,384	654,943
650,941	421,738	916,601	274,068	33,542	153,486	199,057
176,241	237,794	596,666	37,999	13,131	443,735	104,893
10,278	14,393	29,535	26,565	9,883	20,391	9,498
687	2,267	12,685	1,756	1,796	1,982	4,353
10,166	10,166	8,650	7,038	10,861	9,618	9,617
3,500	4,330	3,706	8,821	1,923	1,591	11,154
37,680	101,102	170,687	21,893	13,092	70,198	30,835
11,910	22,318	46,794	22,433	7,534	15,816	15,985
—	—	—	—	—	—	7,437,969

3,187,473	4,603,153	1,785,324	684,870	102,626	825,201	8,478,304

$209,823,678	$315,866,607	$734,139,501	$125,840,808	$52,583,887	$494,589,373	$183,426,854

$173,051,479	$228,819,548	$699,786,291	$129,380,499	$53,753,608	$454,080,031	$177,413,366
(1,226,498)	(1,606,641)	(3,018,839)	(783,887)	132,335	(4,330,187)	215,433
15,799,712	24,449,124	23,396,031	(4,125,562)	(4,872,028)	10,630,065	(2,790,041)
22,198,985	64,204,576	13,976,018	1,369,758	3,569,972	34,209,464	8,588,096

$209,823,678	$315,866,607	$734,139,501	$125,840,808	$52,583,887	$494,589,373	$183,426,854

$16,553,703	$54,747,024	$308,274,312	$42,693,348	$43,449,574	$46,953,764	$106,019,566
1,878,476	3,987,739	27,382,609	3,982,213	4,031,296	3,439,470	11,286,694

$8.81	$13.73	$11.26	$10.72	$10.78	$13.65	$9.39

$193,269,975	$261,119,583	$425,865,189	$83,147,460	$9,134,313	$447,635,609	$77,407,288
21,713,337	18,942,101	37,549,586	7,755,965	847,389	32,710,134	8,232,255

$8.90	$13.79	$11.34	$10.72	$10.78	$13.68	$9.40

See accompanying Notes to Financial Statements.

63

Aston Funds

April 30, 2014

Statements of Assets and Liabilities (unaudited) – continued

	River Road Long-Short Fund	Barings International Fund

ASSETS:
Investments:
Investments at cost	$225,938,665	$25,309,559
Net unrealized appreciation	2,568,221	3,380,823

Total investments at value	228,506,886	28,690,382
Foreign currency (Cost $4,767, $30,849, $3,566, $499, $293,965, respectively)	4,791	30,945
Cash	818,769	6,673
Segregated Cash (Note B-5)	46,821,667	—
Receivables:
Dividends and interest	220,110	152,742
Dividend reclaims	—	108,510
Fund shares sold	437,338	—
Investments sold	948,842	60,028
Due from Adviser, net (Note G)	—	—
Deferred offering costs (Note B-13)	—	—
Other assets	6,989	648

Total assets	277,765,392	29,049,928

LIABILITIES:
Payables:
Due to custodian	—	—
Interest and dividends on securities sold short	41,473	—
Investments purchased	10,253,355	38,965
Fund shares redeemed	707,283	—
Due to Adviser, net (Note G)	241,218	12,008
Administration fees (Note G)	9,298	8,776
Distribution fees (Note G)	4,117	20
Audit and tax fees	9,808	10,166
Custodian fees	1,315	23,604
Transfer agent fees	42,404	4,226
Offering costs (Note B-13)	—	—
Accrued expenses and other payables	14,321	5,774
Securities sold short, at value (proceeds $54,598,809)	56,028,471	—

Total liabilities	67,353,063	103,539

NET ASSETS	$210,412,329	$28,946,389

NET ASSETS CONSIST OF:
Paid in capital	$209,410,170	$23,114,865
Accumulated undistributed (distribution in excess of) net investment income (loss)	(1,166,703)	412,339
Accumulated net realized gain (loss) on investments, securities sold short and foreign currency transactions	1,030,279	2,033,512
Net unrealized appreciation on investments, securities sold short and translation of assets and liabilities denominated in foreign currency	1,138,583	3,385,673

TOTAL NET ASSETS	$210,412,329	$28,946,389

Class N:
Net Assets	$99,996,366	$493,960
Shares of beneficial interest outstanding (unlimited authorization)	8,691,870	67,714
NET ASSET VALUE Offering and redemption price per share (Net Assets/Shares Outstanding)	$11.50	$7.29

Class I:
Net Assets	$110,415,963	$28,452,429
Shares of beneficial interest outstanding (unlimited authorization)	9,567,440	3,896,612
NET ASSET VALUE Offering and redemption price per share (Net Assets/Shares Outstanding)	$11.54	$7.30

See accompanying Notes to Financial Statements.

64

Aston Funds

Guardian Capital Global Dividend Fund	LMCG Emerging Markets Fund	Pictet International Fund	Harrison Street Real Estate Fund	Montag & Caldwell Balanced Fund

$4,001,943	$3,992,786	$9,774,302	$12,056,712	$20,764,515
131,572	93,620	184,015	499,728	2,891,170

4,133,515	4,086,406	9,958,317	12,556,440	23,655,685
3,572	500	295,140	—	—
—	—	—	—	—
—	—	—	—	—

3,593	5,951	4,497	8,586	82,739
588	—	454	2,336	—
—	—	—	7,842	1,101
98	—	—	852,260	83,081
8,334	6,232	6,730	—	—
66,740	—	66,740	—	—
—	7,961	—	194	398

4,216,440	4,107,050	10,331,878	13,427,658	23,823,004

—	—	—	586,336	—
—	—	—	—	—
—	—	62,299	—	—
—	—	—	1,705	567,218
—	—	—	805	9,898
1,479	5,430	2,102	2,056	3,457
42	27	42	522	361
1,831	8,327	1,831	9,294	10,861
1,164	3,830	2,282	1,491	795
1,160	3,918	1,146	7,063	7,377
70,000	—	70,000	—	—
1,424	1,332	1,515	18,209	8,101
—	—	—	—	—

77,100	22,864	141,217	627,481	608,068

$4,139,340	$4,084,186	$10,190,661	$12,800,177	$23,214,936

$4,000,020	$4,384,072	$10,000,020	$24,433,320	$19,510,860
5,646	(14,841)	4,090	34,919	(275,295)

2,083	(378,669)	1,422	(12,167,757)	1,088,201

131,591	93,624	185,129	499,695	2,891,170

$4,139,340	$4,084,186	$10,190,661	$12,800,177	$23,214,936

$1,034,750	$665,377	$1,018,968	$12,322,777	$21,487,960
100,001	72,777	100,001	1,057,080	904,969

$10.35	$9.14	$10.19	$11.66	$23.74

$3,104,590	$3,418,809	$9,171,693	$477,400	$1,726,976
300,001	373,384	900,001	41,200	72,960

$10.35	$9.16	$10.19	$11.59	$23.67

See accompanying Notes to Financial Statements.

65

Aston Funds

For the Six Months Ended April 30, 2014

Statements of Operations (unaudited)

	Montag & Caldwell Growth Fund	TAMRO Diversified Equity Fund
INVESTMENT INCOME:
Dividends	$35,812,542	$213,481
Less: foreign taxes withheld	—	(333)

Total investment income	35,812,542	213,148

EXPENSES:
Investment advisory fees (Note G)	16,091,849	224,211
Distribution expenses (Note G)(a)	2,722,479	33,806
Transfer agent fees	1,991,904	37,638
Administration fees (Note G)	1,143,473	20,246
Custodian fees	67,067	2,543
Audit and tax fees	15,844	8,990
Legal fees	52,033	549
Registration expenses	62,784	14,522
Reports to shareholder expense	178,788	1,495
Trustees fees and related expenses (Note G)	146,386	1,554
Other expenses	95,743	3,367

Total expenses before waivers/reimbursements	22,568,350	348,921

Less: Investment advisory fees waived (Note G)	—	(48,866)
Plus: Expenses recouped (Note G)	—	—

Net expenses	22,568,350	300,055

NET INVESTMENT INCOME (LOSS)	13,244,192	(86,907)

NET REALIZED AND UNREALIZED GAIN (LOSS) ON INVESTMENTS:
Net realized gain on investments	481,887,542	1,297,998
Net change in unrealized appreciation (depreciation) on investments	(256,997,862)	2,178,474

NET REALIZED AND UNREALIZED GAIN ON INVESTMENTS	224,889,680	3,476,472

NET INCREASE IN NET ASSETS FROM OPERATIONS	$238,133,872	$3,389,565

(a)	Distribution expense is incurred at the Class N level for all funds except Montag & Caldwell Growth Fund. The distribution expense for Class N and R of the Montag & Caldwell Growth Fund is $2,697,789 and $24,690, respectively.

See accompanying Notes to Financial Statements.

66

Aston Funds

Herndon Large Cap Value Fund	Cornerstone Large Cap Value Fund	River Road Dividend All Cap Value Fund	River Road Dividend All Cap Value Fund II	Fairpointe Mid Cap Fund	Montag & Caldwell Mid Cap Growth Fund	LMCG Small Cap Growth Fund

$1,498,672	$755,108	$29,445,073	$2,407,087	$22,124,193	$35,839	$134,985
—	(10,378)	(160,544)	(14,198)	—	(137)	—

1,498,672	744,730	29,284,529	2,392,889	22,124,193	35,702	134,985

529,905	320,458	4,276,700	345,034	18,231,965	48,873	206,687
57,115	27,256	564,950	6,451	3,076,446	14,375	41,176
40,266	44,993	409,680	30,156	2,011,664	9,678	29,731
37,022	24,911	280,122	29,752	1,157,926	10,185	17,233
4,247	14,587	16,023	4,356	62,591	3,780	3,901
9,113	10,728	11,150	10,728	15,844	8,990	9,113
1,218	606	12,035	871	49,324	118	418
16,768	16,462	24,056	16,311	53,576	8,715	16,019
2,426	1,473	21,184	1,560	177,928	252	1,969
3,524	1,885	34,046	2,554	138,956	321	1,158
4,494	3,501	23,795	3,865	74,956	2,404	3,107

706,098	466,860	5,673,741	451,638	25,051,176	107,691	330,512

—	(19,003)	—	—	—	(35,818)	(61,982)
46,517	—	—	72,364	—	—	—

752,615	447,857	5,673,741	524,002	25,051,176	71,873	268,530

746,057	296,873	23,610,788	1,868,887	(2,926,983)	(36,171)	(133,545)

6,303,283	2,627,916	56,621,444	2,618,709	682,412,515	432,074	3,764,890
5,120,571	3,801,757	(31,670,372)	(430,888)	(159,148,869)	155,900	(2,394,505)

11,423,854	6,429,673	24,951,072	2,187,821	523,263,646	587,974	1,370,385

$12,169,911	$6,726,546	$48,561,860	$4,056,708	$520,336,663	$551,803	$1,236,840

See accompanying Notes to Financial Statements.

67

Aston Funds

For the Six Months Ended April 30, 2014

Statements of Operations (unaudited) – continued

	Silvercrest Small Cap Fund	TAMRO Small Cap Fund

INVESTMENT INCOME:
Dividends	$311,478	$5,004,658
Dividends from affiliated security	—	—
Less: foreign taxes withheld	—	(10,653)
Interest	—	—

Total investment income	311,478	4,994,005

EXPENSES:
Investment advisory fees (Note G)	214,307	5,748,829
Distribution expenses (Note G)	5,755	639,471
Transfer agent fees	28,583	529,401
Administration fees (Note G)	17,244	292,769
Custodian fees	6,547	20,658
Audit and tax fees	8,990	10,851
Legal fees	327	13,456
Registration expenses	22,066	24,754
Reports to shareholder expense	543	45,360
Trustees fees and related expenses (Note G)	980	36,496
Other expenses	2,995	25,844

Total expenses before waivers/reimbursements	308,337	7,387,889

Less: Investment advisory fees waived (Note G)	(56,130)	—
Less: Earnings credit (Note 1)	—	—
Plus: Expenses recouped (Note G)	—	—

Net expenses	252,207	7,387,889

NET INVESTMENT INCOME (LOSS)	59,271	(2,393,884)

NET REALIZED AND UNREALIZED GAIN (LOSS) ON INVESTMENTS:
Net realized gain (loss) from non-affiliated securities	1,632,273	62,615,952
Net realized gain from affiliated securities	—	—
Net realized loss on purchased options	—	—
Net realized loss on written options	—	—
Capital gain distributions received	—	—
Net change in unrealized appreciation (depreciation) on investments	(1,068,541)	(114,078,937)
Net change in unrealized appreciation (depreciation) on purchased options	—	—
Net change in unrealized appreciation (depreciation) on written options	—	—

NET REALIZED AND UNREALIZED GAIN (LOSS) ON INVESTMENTS	563,732	(51,462,985)

NET INCREASE (DECREASE) IN NET ASSETS FROM OPERATIONS	$623,003	$(53,856,869)

See accompanying Notes to Financial Statements.

68

Aston Funds

River Road Select Value Fund	River Road Small Cap Value Fund	River Road Independent Value Fund	DoubleLine Core Plus Fixed Income Fund	TCH Fixed Income Fund	Lake Partners LASSO Alternatives Fund	Anchor Capital Enhanced Equity Fund

$1,115,454	$1,653,243	$1,735,806	$785	$4,372	$2,560,765	$2,582,945
—	—	—	68,976	—	—	—
(4,737)	(6,332)	(118,001)	—	(165)	—	—
—	—	—	3,180,648	1,154,401	—	—

1,110,717	1,646,911	1,617,805	3,250,409	1,158,608	2,560,765	2,582,945

1,072,289	1,445,441	3,610,961	402,016	145,078	2,391,555	579,015
22,740	70,686	401,850	56,404	54,976	64,680	125,535
106,150	148,673	334,045	68,904	32,635	196,642	83,305
55,975	79,671	168,000	72,858	28,723	113,499	46,144
6,770	8,688	11,515	16,914	4,445	5,702	32,656
10,728	10,727	8,990	19,751	13,074	10,105	10,105
2,138	3,027	7,257	1,815	581	4,859	1,627
17,548	20,801	23,673	17,827	16,014	33,507	19,167
7,291	6,531	33,679	9,930	1,372	10,972	9,638
6,005	8,777	20,005	4,593	1,497	13,279	4,377
6,185	7,943	15,623	4,991	3,283	8,895	4,765

1,313,819	1,810,965	4,635,598	676,003	301,678	2,853,695	916,334

—	—	(8,924)	(115,252)	(64,694)	—	—
—	—	(30,229)	—	—	—	—
—	—	—	—	—	80,851	—

1,313,819	1,810,965	4,596,445	560,751	236,984	2,934,546	916,334

(203,102)	(164,054)	(2,978,640)	2,689,658	921,624	(373,781)	1,666,611

16,533,322	25,738,969	31,636,981	(1,017,981)	(23,659)	50,685	6,952,811
—	—	—	16,745	—	—	—
—	—	—	—	—	—	(5,758,032)
—	—	—	—	—	—	(2,931,307)
—	—	—	—	—	10,679,156	—
(15,725,190)	(20,501,268)	(13,045,674)	1,805,067	638,007	6,326,217	1,652,039
—	—	—	—	—	—	371,518
—	—	—	—	—	—	261,902

808,132	5,237,701	18,591,307	803,831	614,348	17,056,058	548,931

$605,030	$5,073,647	$15,612,667	$3,493,489	$1,535,972	$16,682,277	$2,215,542

See accompanying Notes to Financial Statements.

69

Aston Funds

For the Six Months Ended April 30, 2014

Statements of Operations (unaudited) – continued

	River Road Long-Short Fund	Barings International Fund

INVESTMENT INCOME:
Dividends	$1,366,913	$624,306
Less: foreign taxes withheld	(50,994)	(26,048)
Interest	—	—

Total investment income	1,315,919	598,258

EXPENSES:
Investment advisory fees (Note G)	1,237,811	160,091
Distribution expenses (Note G)	140,493	599
Transfer agent fees	101,702	15,685
Administration fees (Note G)	53,354	26,892
Custodian fees	10,095	44,901
Audit and tax fees	10,230	10,728
Legal fees	1,658	379
Registration expenses	14,206	15,469
Interest and dividend expense on securities sold-short	818,927	—
Amortization of offering costs (Note B-13)	—	—
Reports to shareholder expense	9,446	514
Trustees fees and related expenses (Note G)	5,400	1,078
Other expenses	5,212	3,087

Total expenses before waivers/reimbursements	2,408,534	279,423

Less: Investment advisory fees waived (Note G)	—	(94,719)
Less: Expenses reimbursed (Note G)	—	—
Plus: Expenses recouped (Note G)	46,575	—

Net expenses	2,455,109	184,704

NET INVESTMENT INCOME (LOSS)	(1,139,190)	413,554

NET REALIZED AND UNREALIZED GAIN (LOSS) ON INVESTMENTS:
Net realized gain (loss) on investments	8,189,110	2,199,191
Net realized loss on securities sold short	(6,858,025)	—
Net realized gain (loss) on foreign currency transactions	(6,740)	(7,230)
Net change in unrealized appreciation (depreciation) on investments	(4,826,978)	(1,872,821)
Net change in unrealized appreciation (depreciation) on securities sold short	(40,411)	—
Net change in unrealized appreciation (depreciation) on translation of assets and liabilities denominated in foreign currency	24	2,617

NET REALIZED AND UNREALIZED GAIN (LOSS) ON INVESTMENTS	(3,543,020)	321,757

NET INCREASE (DECREASE) IN NET ASSETS FROM OPERATIONS	$(4,682,210)	$735,311

(a)	The inception date for the Guardian Capital Global Dividend Fund and Pictet International Fund is April 14, 2014.

See accompanying Notes to Financial Statements.

70

Aston Funds

Guardian Capital Global Dividend Fund(a)	LMCG Emerging Markets Fund	Pictet International Fund(a)	Harrison Street Real Estate Fund	Montag & Caldwell Balanced Fund

$8,544	$41,601	$10,209	$122,442	$110,309
(804)	(4,331)	(596)	—	—
9	—	—	—	96,996

7,749	37,270	9,613	122,442	207,305

1,512	20,275	4,230	64,260	90,057
118	800	118	15,473	11,105
1,160	11,959	1,145	18,778	20,117
1,479	14,800	2,102	10,076	14,673
1,164	12,273	2,282	2,565	1,796
1,831	14,322	1,831	9,412	13,074
5	40	19	135	241
1,166	14,146	1,170	14,663	14,938
—	—	—	—	—
3,260	29,147	3,260	—	—
7	58	26	1,097	834
13	106	52	349	671
234	2,521	248	12,555	2,843

11,949	120,447	16,483	149,363	170,349

(1,512)	(20,275)	(4,230)	(61,919)	(27,162)
(8,334)	(72,339)	(6,730)	—	—
—	—	—	—	—

2,103	27,833	5,523	87,444	143,187

5,646	9,437	4,090	34,998	64,118

(1,110)	(145,190)	4,428	86,359	1,141,642
—	—	—	—	—
3,193	(2,207)	(3,006)	(148)	—
131,572	3,889	184,015	426,345	(414,976)
—	—	—	—	—

19	222	1,114	(16)	—

133,674	(143,286)	186,551	512,540	726,666

$139,320	$(133,849)	$190,641	$547,538	$790,784

See accompanying Notes to Financial Statements.

71

Aston Funds

Statements of Changes in Net Assets

	Montag & Caldwell Growth Fund		TAMRO Diversified Equity Fund
	Six Months Ended April 30, 2014 (unaudited)	Year Ended October 31, 2013	Six Months Ended April 30, 2014 (unaudited)	Year Ended October 31, 2013
NET ASSETS at Beginning of Period	$5,235,796,676	$4,323,578,881	$55,677,027	$22,548,977

Increase in net assets from operations:
Net investment income (loss)	13,244,192	48,828,411	(86,907)	60,993
Net realized gain on investments	481,887,542	355,430,426	1,297,998	1,715,984
Net change in unrealized appreciation (depreciation) on investments	(256,997,862)	562,807,119	2,178,474	5,679,740

Net increase in net assets from operations	238,133,872	967,065,956	3,389,565	7,456,717

Distributions to shareholders from:
Net investment income:
Class N	(12,394,334)	(16,441,713)	—	(44,731)
Class I	(24,280,948)	(26,011,984)	(21,488)	(2,691)
Class R	(34,093)	(54,774)	—	—
Net realized gain on investments:
Class N	(147,918,291)	(127,477,429)	(786,608)	(25,121)
Class I	(202,241,647)	(157,688,991)	(844,736)	(682)
Class R	(700,844)	(604,214)	—	—

Total distributions	(387,570,157)	(328,279,105)	(1,652,832)	(73,225)

Capital share transactions:
Proceeds from sales of shares:
Class N	108,780,523	404,653,774	1,880,651	4,026,762
Class I	308,195,635	843,422,410	1,849,605	30,561,715
Class R	762,020	2,159,268	—	—
Proceeds from reinvestment of distributions:
Class N	156,933,268	140,514,488	725,967	68,008
Class I	167,592,669	139,367,182	864,408	3,373
Class R	580,630	504,660	—	—
Cost of shares redeemed:
Class N	(342,609,553)	(539,421,701)	(3,803,665)	(4,531,450)
Class I	(687,568,260)	(715,137,195)	(3,734,331)	(4,383,850)
Class R	(1,501,982)	(2,631,942)	—	—

Net increase (decrease) from capital share transactions	(288,835,050)	273,430,944	(2,217,365)	25,744,558

Total increase (decrease) in net assets	(438,271,335)	912,217,795	(480,632)	33,128,050

NET ASSETS at End of Period	$4,797,525,341	$5,235,796,676	$55,196,395	$55,677,027

Undistributed (distributions in excess of) net investment income (loss)	$6,129,782	$29,594,965	$(93,994)	$14,401

See accompanying Notes to Financial Statements.

72

Aston Funds

Herndon Large Cap Value Fund		Cornerstone Large Cap Value Fund		River Road Dividend All Cap Value Fund
Six Months Ended April 30, 2014 (unaudited)	Year Ended October 31, 2013	Six Months Ended April 30, 2014 (unaudited)	Year Ended October 31, 2013	Six Months Ended April 30, 2014 (unaudited)	Year Ended October 31, 2013
$122,395,081	$55,406,952	$62,648,378	$26,502,868	$1,228,988,525	$924,209,368

746,057	1,202,686	296,873	339,606	23,610,788	26,855,750
6,303,283	2,027,557	2,627,916	3,586,687	56,621,444	71,272,919
5,120,571	14,781,516	3,801,757	5,212,950	(31,670,372)	159,132,800

12,169,911	18,011,759	6,726,546	9,139,243	48,561,860	257,261,469

(300,533)	(435,807)	(102,489)	(213,973)	(6,190,152)	(8,135,227)
(733,243)	(712,891)	(297,744)	(61,387)	(11,571,746)	(15,660,122)
—	—	—	—	—	—

(829,848)	(431,437)	—	—	(26,590,807)	(12,882,031)
(1,561,843)	(650,587)	—	—	(45,069,967)	(21,478,515)
—	—	—	—	—	—

(3,425,467)	(2,230,722)	(400,233)	(275,360)	(89,422,672)	(58,155,895)

7,539,265	21,511,589	2,454,000	6,812,232	36,079,343	65,379,486
16,920,762	42,373,328	46,110,794	31,748,633	78,075,954	198,076,860
—	—	—	—	—	—

1,130,230	867,244	97,214	205,857	32,575,126	20,850,811
2,099,431	959,131	290,077	60,827	36,789,631	26,813,238
—	—	—	—	—	—

(4,278,331)	(6,933,068)	(6,909,735)	(9,246,465)	(47,676,407)	(48,451,006)
(7,402,905)	(7,571,132)	(1,879,395)	(2,299,457)	(82,159,234)	(156,995,806)
—	—	—	—	—	—

16,008,452	51,207,092	40,162,955	27,281,627	53,684,413	105,673,583

24,752,896	66,988,129	46,489,268	36,145,510	12,823,601	304,779,157

$147,147,977	$122,395,081	$109,137,646	$62,648,378	$1,241,812,126	$1,228,988,525

$367,560	$655,279	$90,942	$194,302	$5,817,938	$(30,952)

See accompanying Notes to Financial Statements.

73

Aston Funds

Statements of Changes in Net Assets – continued

	River Road Dividend All Cap Value Fund II		Fairpointe Mid Cap Fund
	Six Months Ended April 30, 2014 (unaudited)	Year Ended October 31, 2013	Six Months Ended April 30, 2014 (unaudited)	Year Ended October 31, 2013
NET ASSETS at Beginning of Period	$89,873,662	$10,419,240	$4,892,248,060	$3,025,731,632

Increase in net assets from operations:
Net investment income (loss)	1,868,887	959,154	(2,926,983)	21,074,863
Net realized gain on investments	2,618,709	1,009,469	682,412,515	458,514,910
Net change in unrealized appreciation (depreciation) on investments	(430,888)	9,272,582	(159,148,869)	865,571,634

Net increase in net assets from operations	4,056,708	11,241,205	520,336,663	1,345,161,407

Distributions to shareholders from:
Net investment income:
Class N	(84,007)	(39,408)	—	(14,340,582)
Class I	(1,602,896)	(923,962)	(3,375,463)	(17,097,297)
Net realized gain on investments:
Class N	(43,196)	(484)	(223,568,950)	(34,919,881)
Class I	(981,977)	(6,506)	(234,479,219)	(32,705,189)

Total distributions	(2,712,076)	(970,360)	(461,423,632)	(99,062,949)

Capital share transactions:
Proceeds from sales of shares:
Class N	3,347,589	2,923,816	296,891,730	718,022,853
Class I	21,711,550	70,639,727	668,947,757	934,002,570
Proceeds from reinvestment of distributions:
Class N	126,649	39,064	215,069,467	47,067,455
Class I	2,322,601	826,079	170,521,263	34,143,433
Cost of shares redeemed:
Class N	(596,076)	(807,796)	(355,271,309)	(578,805,723)
Class I	(6,076,252)	(4,437,313)	(391,036,976)	(534,012,618)
Issued due to merger: (a)
Class N	—	—	—	—
Class I	—	—	—	—

Net increase from capital share transactions	20,836,061	69,183,577	605,121,932	620,417,970

Total increase (decrease) in net assets	22,180,693	79,454,422	664,034,963	1,866,516,428

NET ASSETS at End of Period	$112,054,355	$89,873,662	$5,556,283,023	$4,892,248,060

Undistributed (distributions in excess of) net investment income (loss)	$202,083	$20,099	$(4,685,581)	$1,616,865

(a)	Effective April 22, 2013, the LMCG Small Cap Growth Fund received capital shares of the corresponding classes of Aston Small Cap Fund as part of the merger of the Aston Small Cap Fund with, and into, the LMCG Small Cap Growth Fund, in a complete liquidation and termination of the Aston Small Cap Fund.

See accompanying Notes to Financial Statements.

74

Aston Funds

Montag & Caldwell Mid Cap Growth Fund		LMCG Small Cap Growth Fund		Silvercrest Small Cap Fund
Six Months Ended April 30, 2014 (unaudited)	Year Ended October 31, 2013	Six Months Ended April 30, 2014 (unaudited)	Year Ended October 31, 2013	Six Months Ended April 30, 2014 (unaudited)	Year Ended October 31, 2013
$11,402,187	$7,368,950	$40,540,640	$6,413,230	$33,267,442	$5,711,567

(36,171)	(71,220)	(133,545)	14,671	59,271	46,230
432,074	1,788,900	3,764,890	5,887,360	1,632,273	1,218,605
155,900	893,311	(2,394,505)	1,825,778	(1,068,541)	4,409,811

551,803	2,610,991	1,236,840	7,727,809	623,003	5,674,646

—	—	—	—	(229)	(9,878)
—	—	(14,282)	—	(56,178)	(78,421)

(1,708,527)	(92,399)	(4,374,487)	(425,537)	(146,801)	(2,878)
—	—	(1,139,027)	(58,662)	(1,082,382)	(19,730)

(1,708,527)	(92,399)	(5,527,796)	(484,199)	(1,285,590)	(110,907)

273,062	6,618,730	2,007,834	5,855,202	1,706,078	4,010,938
—	—	1,011,886	6,748,727	19,763,882	20,994,880

1,673,347	81,176	4,189,553	425,537	147,030	12,756
—	—	1,140,513	58,662	1,138,560	98,151

(818,311)	(5,185,261)	(3,996,402)	(4,777,656)	(1,889,817)	(1,427,987)
—	—	(2,678,379)	(1,271,372)	(1,764,701)	(1,696,602)

—	—	—	18,799,852	—	—
—	—	—	1,044,848	—	—

1,128,098	1,514,645	1,675,005	26,883,800	19,101,032	21,992,136

(28,626)	4,033,237	(2,615,951)	34,127,410	18,438,445	27,555,875

$11,373,561	$11,402,187	$37,924,689	$40,540,640	$51,705,887	$33,267,442

$(36,171)	$—	$(138,331)	$9,496	$2,017	$(847)

See accompanying Notes to Financial Statements.

75

Aston Funds

Statements of Changes in Net Assets – continued

	TAMRO Small Cap Fund			River Road Select Value Fund
	Six Months Ended April 30, 2014 (unaudited)	Year Ended October 31, 2013		Six Months Ended April 30, 2014 (unaudited)	Year Ended October 31, 2013

NET ASSETS at Beginning of Period	$1,325,799,376	$1,024,788,083		$217,318,502	$162,779,864

Increase (decrease) in net assets from operations:
Net investment income (loss)	(2,393,884)	(56,283)		(203,102)	1,930,612
Net realized gain (loss) on investments	62,615,952	124,824,787		16,533,322	31,063,046
Net change in unrealized appreciation (depreciation) on investments	(114,078,937)	169,676,168		(15,725,190)	16,377,768

Net increase (decrease) in net assets from operations	(53,856,869)	294,444,672		605,030	49,371,426

Distributions to shareholders from:
Net investment income:
Class N	—	—		(30,708)	(95,581)
Class I	—	—		(702,475)	(2,552,798)
Net realized gain on investments:
Class N	(47,504,175)	(36,352,900)		(2,748,771)	(391,684)
Class I	(68,914,775)	(59,453,402)		(28,381,897)	(8,873,103)

Total distributions	(116,418,950)	(95,806,302)		(31,863,851)	(11,913,166)

Capital share transactions:
Proceeds from sales of shares:
Class N	32,638,653	146,473,113		1,051,287	14,915,498
Class I	82,430,054	191,669,363	(a)	14,833,490	56,912,818
Proceeds from reinvestment of distributions:
Class N	44,495,639	35,759,291		2,654,599	459,196
Class I	55,420,970	43,230,709		28,799,580	10,087,922
Cost of shares redeemed:
Class N	(86,438,000)	(117,639,649)		(3,525,670)	(5,019,206)
Class I	(129,666,336)	(197,119,904	)(b)	(20,049,289)	(60,275,850)

Net increase (decrease) from capital share transactions	(1,119,020)	102,372,923		23,763,997	17,080,378

Total increase (decrease) in net assets	(171,394,839)	301,011,293		(7,494,824)	54,538,638

NET ASSETS at End of Period	$1,154,404,537	$1,325,799,376		$209,823,678	$217,318,502

Distributions in excess of net investment income (loss)	$(2,450,167)	$(56,283)		$(1,226,498)	$(290,213)

(a)	TAMRO Small Cap Fund had a subscription-in-kind in the amount of $2,677,538 on April 25, 2013. The subscription was comprised of securities, cash and dividends accrued in the amounts of $2,657,373, $19,712 and $453, respectively.
(b)	TAMRO Small Cap Fund had a redemption-in-kind in the amount of 52,573,290 on January 15, 2013. The redemption was comprised of securities and cash in the amount of $51,794,423 and $778,867, respectively.
(c)	River Road Independent Value Fund had a subscription-in-kind in the amount of $597,548 on March 27, 2013. The subscription was composed of securities, cash, and dividends accrued in the amounts of $258,478, $338,808 and $262, respectively.

See accompanying Notes to Financial Statements.

76

Aston Funds

River Road Small Cap Value Fund		River Road Independent Value Fund		DoubleLine Core Plus Fixed Income Fund
Six Months Ended April 30, 2014 (unaudited)	Year Ended October 31, 2013	Six Months Ended April 30, 2014 (unaudited)	Year Ended October 31, 2013	Six Months Ended April 30, 2014 (unaudited)	Year Ended October 31, 2013

$309,597,171	$289,229,188	$725,355,861	$700,649,463	$176,385,864	$176,881,578

(164,054)	3,915,268	(2,978,640)	(3,289,548)	2,689,658	6,027,184
25,738,969	66,663,383	31,636,981	32,206,753	(1,001,236)	(2,244,975)

(20,501,268)	17,066,486	(13,045,674)	16,741,054	1,805,067	(5,562,851)

5,073,647	87,645,137	15,612,667	45,658,259	3,493,489	(1,780,642)

(125,993)	(768,062)	—	—	(845,547)	(2,744,975)
(1,180,379)	(4,548,794)	—	—	(2,044,005)	(4,353,733)

(12,061,338)	(1,497,083)	(13,027,499)	(20,379,878)	—	(491,620)
(54,042,337)	(7,569,096)	(15,234,386)	(19,173,208)	—	(597,665)

(67,410,047)	(14,383,035)	(28,261,885)	(39,553,086)	(2,889,552)	(8,187,993)

7,735,945	8,370,448	44,271,254	134,123,913	5,119,257	53,008,348
35,576,075	61,492,823	91,238,208	133,619,629 (c)	25,572,201	60,045,064

12,142,608	2,244,845	12,978,719	20,310,806	790,454	3,178,568
55,057,909	12,089,609	14,687,638	18,660,298	1,720,439	4,306,487

(10,592,293)	(15,330,517)	(82,009,545)	(178,942,382)	(29,659,234)	(57,207,650)
(31,314,408)	(121,761,327)	(59,733,416)	(109,171,039)	(54,692,110)	(53,857,896)

68,605,836	(52,894,119)	21,432,858	18,601,225	(51,148,993)	9,472,921

6,269,436	20,367,983	8,783,640	24,706,398	(50,545,056)	(495,714)

$315,866,607	$309,597,171	$734,139,501	$725,355,861	$125,840,808	$176,385,864

$(1,606,641)	$(136,215)	$(3,018,839)	$(40,199)	$(783,887)	$(583,993)

See accompanying Notes to Financial Statements.

77

Aston Funds

Statements of Changes in Net Assets – continued

	TCH Fixed Income Fund		Lake Partners LASSO Alternatives Fund
	Six Months Ended April 30, 2014 (unaudited)	Year Ended October 31, 2013	Six Months Ended April 30, 2014 (unaudited)	Year Ended October 31, 2013

NET ASSETS at Beginning of Period	$54,512,660	$70,167,760	$470,862,793	$287,061,601

Increase (decrease) in net assets from operations:
Net investment income (loss)	921,624	2,419,293	(373,781)	726,304
Net realized gain (loss) on investments, purchased options, written options, capital gain distributions, securities sold short and foreign currency transactions	(23,659)	1,655,009	10,729,841	10,013,103
Net change in unrealized appreciation (depreciation) on investments, purchased options, written options, securities sold short and translation of assets and liabilities denominated in foreign currency	638,007	(4,215,928)	6,326,217	19,339,867

Net increase (decrease) in net assets from operations	1,535,972	(141,626)	16,682,277	30,079,274

Distributions to shareholders from:
Net investment income:
Class N	(822,208)	(2,291,411)	(378,809)	(472,420)
Class I	(176,134)	(422,043)	(3,788,207)	(3,732,874)
Net realized gain on investments:
Class N	—	—	(186,666)	—
Class I	—	—	(1,404,331)	—

Total distributions	(998,342)	(2,713,454)	(5,758,013)	(4,205,294)

Capital share transactions:
Proceeds from sales of shares:
Class N	3,104,056	10,518,750	13,783,529	54,094,179
Class I	1,515,675	1,280,566	71,791,395	218,417,490
Proceeds from reinvestment of distributions:
Class N	779,544	2,192,348	544,810	452,219
Class I	171,248	381,111	4,429,761	3,236,441
Cost of shares redeemed:
Class N	(6,652,613)	(24,265,442)	(22,959,205)	(36,923,554)
Class I	(1,384,313)	(2,907,353)	(54,787,974)	(81,349,563)

Net increase (decrease) from capital share transactions	(2,466,403)	(12,800,020)	12,802,316	157,927,212

Total increase (decrease) in net assets	(1,928,773)	(15,655,100)	23,726,580	183,801,192

NET ASSETS at End of Period	$52,583,887	$54,512,660	$494,589,373	$470,862,793

Undistributed (distributions in excess of) net investment income (loss)	$132,335	$209,053	$(4,330,187)	$210,610

See accompanying Notes to Financial Statements.

78

Aston Funds

Anchor Capital Enhanced Equity Fund		River Road Long-Short Fund		Barings International Fund
Six Months Ended April 30, 2014 (unaudited)	Year Ended October 31, 2013	Six Months Ended April 30, 2014 (unaudited)	Year Ended October 31, 2013	Six Months Ended April 30, 2014 (unaudited)	Year Ended October 31, 2013

$159,761,924	$177,809,320	$180,141,159	$7,506,387	$37,984,420	$62,083,656

1,666,611	3,514,668	(1,139,190)	(809,545)	413,554	1,002,932
(1,736,528)	(786,086)	1,324,345	5,513,861	2,191,961	2,555,143
2,285,459	14,675,574	(4,867,365)	5,963,396	(1,870,204)	4,150,508

2,215,542	17,404,156	(4,682,210)	10,667,712	735,311	7,708,583

(915,811)	(2,040,791)	—	—	(10,891)	(5,702)
(676,799)	(1,460,057)	—	—	(988,215)	(986,921)

—	(1,672,759)	(2,911,026)	(437,571)	(28,909)	(5,125)
—	(1,243,698)	(2,032,930)	—	(2,374,297)	(754,174)

(1,592,610)	(6,417,305)	(4,943,956)	(437,571)	(3,402,312)	(1,751,922)

18,255,002	44,682,440	39,873,109	110,536,773	17,097	17,634
32,661,525	35,763,522	50,200,573	72,413,856	3,506,501	10,658,884

905,117	3,679,250	2,838,180	437,571	39,800	10,574
543,012	1,901,112	1,960,122	—	3,362,512	1,523,863

(15,017,006)	(59,806,848)	(46,073,927)	(16,146,675)	(8,781)	(30,668)
(14,305,652)	(55,253,723)	(8,900,721)	(4,836,894)	(13,288,159)	(42,236,184)

23,041,998	(29,034,247)	39,897,336	162,404,631	(6,371,030)	(30,055,897)

23,664,930	(18,047,396)	30,271,170	172,634,772	(9,038,031)	(24,099,236)

$183,426,854	$159,761,924	$210,412,329	$180,141,159	$28,946,389	$37,984,420

$215,433	$141,432	$(1,166,703)	$(27,513)	$412,339	$997,891

See accompanying Notes to Financial Statements.

79

Aston Funds

Statements of Changes in Net Assets – continued

	Guardian Capital Global Dividend Fund	LMCG Emerging Markets Fund
	Period Ended April 30, 2014(a) (unaudited)	Six Months Ended April 30, 2014 (unaudited)	Period Ended October 31, 2013(b)

NET ASSETS at Beginning of Period	$—	$3,981,658	$—

Increase (decrease) in net assets from operations:
Net investment income	5,646	9,437	35,615
Net realized gain (loss) on investments and foreign currency transactions	2,083	(147,397)	(241,096)
Net change in unrealized appreciation (depreciation) on investments and translation of assets and liabilities denominated in foreign currency	131,591	4,111	89,513

Net increase (decrease) in net assets from operations	139,320	(133,849)	(115,968)

Distributions to shareholders from:
Net investment income:
Class N	—	(9,940)	—
Class I	—	(54,634)	—
Net realized gain on investments:
Class N	—	—	—
Class I	—	—	—

Total distributions	—	(64,574)	—

Capital share transactions:
Proceeds from sales of shares:
Class N	1,000,010	18,756	697,622
Class I	3,000,010	220,396	3,400,004
Proceeds from reinvestment of distributions:
Class N	—	9,940	—
Class I	—	54,634	—
Cost of shares redeemed:
Class N	—	(2,775)	—
Class I	—	—	—
Capital Contribution (Note G):
Class N	—	—	—
Class I	—	—	—

Net increase (decrease) from capital share transactions	4,000,020	300,951	4,097,626

Total increase (decrease) in net assets	4,139,340	102,528	3,981,658

NET ASSETS at End of Period	$4,139,340	$4,084,186	$3,981,658

Undistributed (distributions in excess of) net investment income	$5,646	$(14,841)	$40,296

(a)	The inception date for the Guardian Capital Global Dividend Fund is April 14, 2014.
(b)	The inception date for the LMCG Emerging Markets Fund is March 28, 2013.
(c)	The inception date for the Pictet International Fund is April 14, 2014.

See accompanying Notes to Financial Statements.

80

Aston Funds

Pictet International Fund	Harrison Street Real Estate Fund		Montag & Caldwell Balanced Fund
Period Ended April 30, 2014(c) (unaudited)	Six Months Ended April 30, 2014 (unaudited)	Year Ended October 31, 2013	Six Months Ended April 30, 2014 (unaudited)	Year Ended October 31, 2013

$—	$13,625,155	$10,546,604	$24,264,373	$33,466,255

4,090	34,998	186,826	64,118	257,113
1,422	86,211	1,055,690	1,141,642	2,639,428

185,129	426,329	(505,953)	(414,976)	325,469

190,641	547,538	736,563	790,784	3,222,010

—	(140,263)	(162,129)	(99,185)	(342,684)
—	(7,305)	(2,875)	(10,267)	(24,117)

—	—	—	(686,237)	—
—	—	—	(54,424)	—

—	(147,568)	(165,004)	(850,113)	(366,801)

1,000,010	2,046,319	10,524,296	786,321	2,507,724
9,000,010	36,205	375,294	118,856	150,496

—	136,039	153,598	765,021	333,389
—	4,230	1,904	27,768	10,537

—	(3,341,406)	(8,524,363)	(2,434,625)	(14,627,334)
—	(106,335)	(23,833)	(253,449)	(431,903)

—	—	93	—	—
—	—	3	—	—

10,000,020	(1,224,948)	2,506,992	(990,108)	(12,057,091)

10,190,661	(824,978)	3,078,551	(1,049,437)	(9,201,882)

$10,190,661	$12,800,177	$13,625,155	$23,214,936	$24,264,373

$4,090	$34,919	$147,489	$(275,295)	$(229,961)

See accompanying Notes to Financial Statements.

81

Aston Funds

ASTON/Montag & Caldwell Growth Fund – Class N	April 30, 2014

Financial Highlights

	Six Months Ended 04/30/14 (unaudited)		Year Ended 10/31/13	Year Ended 10/31/12	Year Ended 10/31/11	Year Ended 10/31/10		Year Ended 10/31/09
Net Asset Value, Beginning of Period	$28.68		$25.31	$24.72	$22.92	$20.87		$18.84

Income from Investment Operations:
Net investment income	0.05		0.23 (a)	0.15 (a)	0.14 (a)	0.12	(a)	0.08	(a)
Net realized and unrealized gain on investments	1.29		5.07	2.45	1.83	2.01	(b)	2.61

Total from investment operations	1.34		5.30	2.60	1.97	2.13		2.69

Less Distributions:
Distributions from and in excess of net investment income	(0.16)		(0.22)	(0.13)	(0.13)	(0.08)		(0.06)
Distributions from net realized gain on investments	(1.96)		(1.71)	(1.88)	(0.04)	—		(0.60)

Total distributions	(2.12)		(1.93)	(2.01)	(0.17)	(0.08)		(0.66)

Net increase (decrease) in net asset value	(0.78)		3.37	0.59	1.80	2.05		2.03

Net Asset Value, End of Period	$27.90		$28.68	$25.31	$24.72	$22.92		$20.87

Total Return (c)	4.65	%(d)	22.61%	11.40%	8.56%	10.20%		15.08%

Ratios/Supplemental Data:
Net Assets, End of Period (in 000’s)	$2,052,126		$2,190,074	$1,908,663	$1,683,183	$1,506,075		$1,277,346
Ratios of expenses to average net assets:
Before expense reimbursement and/or fee waiver by Adviser	1.03	%(e)	1.04%	1.05%	1.06%	1.08	%(f)	1.11%
After expense reimbursement and/or fee waiver by Adviser	1.03	%(e)	1.04%	1.05%	1.06%	1.08	%(f)	1.11%
Ratios of net investment income to average net assets:
Before expense reimbursement and/or fee waiver by Adviser	0.38	%(e)	0.88%	0.60%	0.59%	0.56%		0.41%
After expense reimbursement and/or fee waiver by Adviser	0.38	%(e)	0.88%	0.60%	0.59%	0.56%		0.41%
Portfolio Turnover	25.49	%(d)	50.57%	46.42%	63.48%	57.39	%(g)	35.09	%(h)

(a)	The selected per share data was calculated using the weighted average shares outstanding method for the period.
(b)	Includes payments by affiliates of less than $0.005 per share.
(c)	The total return is calculated using the Net Asset Value used for trading at the close of business at period end.
(d)	Not annualized.
(e)	Annualized.
(f)	Ratios of expenses to average net assets include interest expense of less than 0.005% for the year ended October 31, 2010. The interest expense is from utilizing the line of credit as discussed in Note H to the Financial Statements.
(g)	Portfolio turnover rate excludes securities received from a reorganization.
(h)	Portfolio turnover rate excludes securities received from processing a subscription-in-kind.

See accompanying Notes to Financial Statements.

82

Aston Funds

ASTON/Montag & Caldwell Growth Fund – Class I	April 30, 2014

Financial Highlights

	Six Months Ended 04/30/14 (unaudited)		Year Ended 10/31/13	Year Ended 10/31/12	Year Ended 10/31/11	Year Ended 10/31/10		Year Ended 10/31/09
Net Asset Value, Beginning of Period	$28.87		$25.46	$24.85	$23.05	$20.97		$18.94

Income from Investment Operations:
Net investment income	0.10		0.30 (a)	0.21 (a)	0.21 (a)	0.18	(a)	0.12	(a)
Net realized and unrealized gain on investments	1.29		5.10	2.47	1.82	2.02	(b)	2.62

Total from investment operations	1.39		5.40	2.68	2.03	2.20		2.74

Less Distributions:
Distributions from and in excess of net investment income	(0.24)		(0.28)	(0.19)	(0.19)	(0.12)		(0.11)
Distributions from net realized gain on investments	(1.96)		(1.71)	(1.88)	(0.04)	—		(0.60)

Total distributions	(2.20)		(1.99)	(2.07)	(0.23)	(0.12)		(0.71)

Net increase (decrease) in net asset value	(0.81)		3.41	0.61	1.80	2.08		2.03

Net Asset Value, End of Period	$28.06		$28.87	$25.46	$24.85	$23.05		$20.97

Total Return (c)	4.76	%(d)	22.95%	11.67%	8.82%	10.49%		15.36%

Ratios/Supplemental Data:
Net Assets, End of Period (in 000’s)	$2,735,728		$3,035,623	$2,406,145	$1,749,183	$1,528,981		$1,205,637
Ratios of expenses to average net assets:
Before expense reimbursement and/or fee waiver by Adviser	0.78	%(e)	0.79%	0.80%	0.81%	0.83	%(f)	0.86%
After expense reimbursement and/or fee waiver by Adviser	0.78	%(e)	0.79%	0.80%	0.81%	0.83	%(f)	0.86%
Ratios of net investment income to average net assets:
Before expense reimbursement and/or fee waiver by Adviser	0.63	%(e)	1.13%	0.85%	0.84%	0.81%		0.66%
After expense reimbursement and/or fee waiver by Adviser	0.63	%(e)	1.13%	0.85%	0.84%	0.81%		0.66%
Portfolio Turnover	25.49	%(d)	50.57%	46.42%	63.48%	57.39	%(g)	35.09	%(h)

(a)	The selected per share data was calculated using the weighted average shares outstanding method for the period.
(b)	Includes payments by affiliates of less than $0.005 per share.
(c)	The total return is calculated using the Net Asset Value used for trading at the close of business at period end.
(d)	Not annualized.
(e)	Annualized.
(f)	Ratios of expenses to average net assets include interest expense of less than 0.005% for the year ended October 31, 2010. The interest expense is from utilizing the line of credit as discussed in Note H to the Financial Statements.
(g)	Portfolio turnover rate excludes securities received from a reorganization.
(h)	Portfolio turnover rate excludes securities received from processing a subscription-in-kind.

See accompanying Notes to Financial Statements.

83

Aston Funds

ASTON/Montag & Caldwell Growth Fund – Class R	April 30, 2014

Financial Highlights

	Six Months Ended 04/30/14 (unaudited)		Year Ended 10/31/13	Year Ended 10/31/12	Year Ended 10/31/11	Year Ended 10/31/10		Year Ended 10/31/09
Net Asset Value, Beginning of Period	$28.33		$25.02	$24.45	$22.70	$20.73		$18.69

Income from Investment Operations:
Net investment income	0.02		0.16 (a)	0.09 (a)	0.08 (a)	0.07	(a)	0.03	(a)
Net realized and unrealized gain on investments	1.28		5.01	2.43	1.80	1.98	(b)	2.61

Total from investment operations	1.30		5.17	2.52	1.88	2.05		2.64

Less Distributions:
Distributions from and in excess of net investment income	(0.10)		(0.15)	(0.07)	(0.09)	(0.08)		—
Distributions from net realized gain on investments	(1.96)		(1.71)	(1.88)	(0.04)	—		(0.60)

Total distributions	(2.06)		(1.86)	(1.95)	(0.13)	(0.08)		(0.60)

Net increase (decrease) in net asset value	(0.76)		3.31	0.57	1.75	1.97		2.04

Net Asset Value, End of Period	$27.57		$28.33	$25.02	$24.45	$22.70		$20.73

Total Return (c)	4.52	%(d)	22.30%	11.10%	8.29%	9.90%		14.87%

Ratios/Supplemental Data:
Net Assets, End of Period (in 000’s)	$9,672		$10,099	$8,771	$8,654	$7,292		$3,840
Ratios of expenses to average net assets:
Before expense reimbursement and/or fee waiver by Adviser	1.28	%(e)	1.29%	1.30%	1.31%	1.33	%(f)	1.36%
After expense reimbursement and/or fee waiver by Adviser	1.28	%(e)	1.29%	1.30%	1.31%	1.33	%(f)	1.36%
Ratios of net investment income to average net assets:
Before expense reimbursement and/or fee waiver by Adviser	0.13	%(e)	0.63%	0.35%	0.34%	0.31%		0.16%
After expense reimbursement and/or fee waiver by Adviser	0.13	%(e)	0.63%	0.35%	0.34%	0.31%		0.16%
Portfolio Turnover	25.49	%(d)	50.57%	46.42%	63.48%	57.39	%(g)	35.09	%(h)

(a)	The selected per share data was calculated using the weighted average shares outstanding method for the period.
(b)	Includes payments by affiliates of less than $0.005 per share.
(c)	The total return is calculated using the Net Asset Value used for trading at the close of business at period end.
(d)	Not annualized.
(e)	Annualized.
(f)	Ratios of expenses to average net assets include interest expense of less than 0.005% for the year ended October 31, 2010. The interest expense is from utilizing the line of credit as discussed in Note H to the Financial Statements.
(g)	Portfolio turnover rate excludes securities received from a reorganization.
(h)	Portfolio turnover rate excludes securities received from processing a subscription-in-kind.

See accompanying Notes to Financial Statements.

84

Aston Funds

ASTON/TAMRO Diversified Equity Fund – Class N	April 30, 2014

Financial Highlights

	Six Months Ended 04/30/14 (unaudited)		Year Ended 10/31/13	Year Ended 10/31/12		Year Ended 10/31/11		Year Ended 10/31/10	Year Ended 10/31/09
Net Asset Value, Beginning of Period	$16.75		$13.52	$12.34		$11.83		$9.72	$8.34

Income from Investment Operations:
Net investment income (loss)	(0.04)		0.01 (a)	—	(b)	(0.02)		— (b)	— (b)
Net realized and unrealized gain on investments	1.07		3.27	1.44		0.53		2.13	1.42

Total from investment operations	1.03		3.28	1.44		0.51		2.13	1.42

Less Distributions:
Distributions from and in excess of net investment income	—		(0.03)	—		—		(0.02)	(0.04)
Distributions from net realized gain on investments	(0.50)		(0.02)	(0.26)		—		—	—

Total distributions	(0.50)		(0.05)	(0.26)		—		(0.02)	(0.04)

Net increase in net asset value .	0.53		3.23	1.18		0.51		2.11	1.38

Net Asset Value, End of Period	$17.28		$16.75	$13.52		$12.34		$11.83	$9.72

Total Return (c)	6.19	%(d)	24.29%	11.94%		4.31%		21.95%	17.13%

Ratios/Supplemental Data:
Net Assets, End of Period (in 000’s)	$26,431		$26,797	$21,980		$24,354		$15,670	$10,486
Ratios of expenses to average net assets:
Before expense reimbursement and/or fee waiver by Adviser	1.37	%(e)	1.46%	1.68	%(f)	1.62	%(f)	1.63%	1.95%
After expense reimbursement and/or fee waiver by Adviser	1.20	%(e)	1.20%	1.20	%(f)	1.20	%(f)	1.20%	1.20%
Ratios of net investment income (loss) to average net assets:
Before expense reimbursement and/or fee waiver by Adviser	(0.61	)%(e)	(0.19)%	(0.47)%		(0.63)%		(0.45)%	(0.77)%
After expense reimbursement and/or fee waiver by Adviser	(0.44	)%(e)	0.07%	—	%(b)	(0.21)%		(0.02)%	(0.02)%
Portfolio Turnover	26.06	%(d)	79.61%	52.56%		65.96%		81.75%	85.49%

(a)	The selected per share data was calculated using the weighted average shares outstanding method for the period.
(b)	Represents less than $(0.005) per share or less than (0.005)%.
(c)	The total return is calculated using the Net Asset Value used for trading at the close of business at period end.
(d)	Not annualized.
(e)	Annualized.
(f)	Ratios of expenses to average net assets include interest expenses of less than 0.005% for each of the years ended October 31, 2012 and October 31, 2011, which are not included in the contractual expense limitation. The interest expense is from utilizing the line of credit as discussed in Note H to the Financial Statements.

See accompanying Notes to Financial Statements.

85

Aston Funds

ASTON/TAMRO Diversified Equity Fund – Class I	April 30, 2014

Financial Highlights

	Six Months Ended 04/30/14 (unaudited)		Year Ended 10/31/13	Period Ended 10/31/12(a)
Net Asset Value, Beginning of Period	$16.78		$13.55	$13.27

Income from Investment Operations:
Net investment income (loss)	(0.02)		0.05 (b)	(0.05)
Net realized and unrealized gain on investments	1.07		3.26	0.33

Total from investment operations	1.05		3.31	0.28

Less Distributions:
Distributions from and in excess of net investment income	(0.01)		(0.06)	—
Distributions from net realized gain on investments	(0.50)		(0.02)	—

Total Distributions	(0.51)		(0.08)	—

Net increase in net asset value	0.54		3.23	0.28

Net Asset Value, End of Period	$17.32		$16.78	$13.55

Total Return (c)	6.38	%(d)	24.64%	2.04	%(d)

Ratios/Supplemental Data:
Net Assets, End of Period (in 000’s)	$28,766		$28,880	$569
Ratios of expenses to average net assets:
Before expense reimbursement and/or fee waiver by Adviser	1.12	%(e)	1.21%	1.45	%(e)(f)
After expense reimbursement and/or fee waiver by Adviser	0.95	%(e)	0.95%	0.95	%(e)(f)
Ratios of net investment income (loss) to average net assets:
Before expense reimbursement and/or fee waiver by Adviser	(0.36	)%(e)	0.06%	(1.11	)%(e)
After expense reimbursement and/or fee waiver by Adviser	(0.19	)%(e)	0.32%	(0.61	)%(e)
Portfolio Turnover	26.06	%(d)	79.61%	52.56	%(d)

(a)	The inception date for the TAMRO Diversified Equity Fund Class I shares is March 2, 2012.
(b)	The selected per share data was calculated using the weighted average shares outstanding method for the period.
(c)	The total return is calculated using the Net Asset Value used for trading at the close of business at period end.
(d)	Not annualized.
(e)	Annualized.
(f)	Ratios of expenses to average net assets include interest expense of less than 0.005% for the period ended October 31, 2012, which is not included in the contractual expense limitation. The interest expense is from utilizing the line of credit as discussed in Note H to the Financial Statements.

See accompanying Notes to Financial Statements.

86

Aston Funds

ASTON/Herndon Large Cap Value Fund – Class N	April 30, 2014

Financial Highlights

	Six Months Ended 04/30/14 (unaudited)		Year Ended 10/31/13	Year Ended 10/31/12	Year Ended 10/31/11	Period Ended 10/31/10(a)
Net Asset Value, Beginning of Period	$13.84		$11.73	$11.31	$10.39	$10.00

Income from Investment Operations:
Net investment income	0.07		0.15 (b)	0.18 (b)	0.12 (b)	0.03
Net realized and unrealized gain on investments	1.27		2.40	0.91	0.81	0.36

Total from investment operations	1.34		2.55	1.09	0.93	0.39

Less Distributions:
Distributions from and in excess of net investment income	(0.10)		(0.22)	(0.11)	(0.01)	—
Distributions from net realized gain on investments	(0.26)		(0.22)	(0.56)	—	—

Total distributions	(0.36)		(0.44)	(0.67)	(0.01)	—

Net increase in net asset value	0.98		2.11	0.42	0.92	0.39

Net Asset Value, End of Period	$14.82		$13.84	$11.73	$11.31	$10.39

Total Return (c)	9.75	%(d)	22.58%	10.39%	9.09%	3.90	%(d)

Ratios/Supplemental Data:
Net Assets, End of Period (in 000’s)	$49,335		$41,861	$20,832	$6,089	$1,472
Ratios of expenses to average net assets:
Before expense reimbursement and/or fee waiver, or recoupment by Adviser	1.23	%(e)	1.27%	1.41%	2.38%	13.84	%(e)
After expense reimbursement and/or fee waiver, or recoupment by Adviser	1.30	%(e)	1.30%	1.30%	1.30%	1.30	%(e)
Ratios of net investment income (loss) to average net assets:
Before expense reimbursement and/or fee waiver, or recoupment by Adviser	1.03	%(e)	1.24%	1.44%	(0.05)%	(11.94	)%(e)
After expense reimbursement and/or fee waiver, or recoupment by Adviser	0.96	%(e)	1.21%	1.55%	1.03%	0.60	%(e)
Portfolio Turnover	28.62	%(d)	69.51%	80.56%	189.70%	38.64	%(d)

(a)	The inception date for the Herndon Large Cap Value Fund Class N shares is March 31, 2010.
(b)	The selected per share data was calculated using the weighted average shares outstanding method for the period.
(c)	The total return is calculated using the Net Asset Value used for trading at the close of business at period end.
(d)	Not annualized.
(e)	Annualized.

See accompanying Notes to Financial Statements.

87

Aston Funds

ASTON/Herndon Large Cap Value Fund – Class I	April 30, 2014

Financial Highlights

	Six Months Ended 04/30/14 (unaudited)		Year Ended 10/31/13	Year Ended 10/31/12	Period Ended 10/31/11(a)
Net Asset Value, Beginning of Period	$13.87		$11.75	$11.33	$11.48

Income from Investment Operations:
Net investment income	0.08		0.19 (b)	0.21 (b)	0.10	(b)
Net realized and unrealized gain (loss) on investments	1.27		2.39	0.91	(0.25)

Total from investment operations	1.35		2.58	1.12	(0.15)

Less Distributions:
Distributions from and in excess of net investment income	(0.12)		(0.24)	(0.14)	—
Distributions from net realized gain on investments	(0.26)		(0.22)	(0.56)	—

Total distributions	(0.38)		(0.46)	(0.70)	—

Net increase (decrease) in net asset value	0.97		2.12	0.42	(0.15)

Net Asset Value, End of Period	$14.84		$13.87	$11.75	$11.33

Total Return (c)	9.87	%(d)	22.94%	10.69%	(1.31	)%(d)

Ratios/Supplemental Data:
Net Assets, End of Period (in 000’s)	$97,813		$80,534	$34,575	$11,881
Ratios of expenses to average net assets:
Before expense reimbursement and/or fee waiver, or recoupment by Adviser	0.98	%(e)	1.02%	1.16%	2.13	%(e)
After expense reimbursement and/or fee waiver, or recoupment by Adviser	1.05	%(e)	1.05%	1.05%	1.05	%(e)
Ratios of net investment income to average net assets:
Before expense reimbursement and/or fee waiver, or recoupment by Adviser	1.28	%(e)	1.49%	1.69%	0.20	%(e)
After expense reimbursement and/or fee waiver, or recoupment by Adviser	1.21	%(e)	1.46%	1.80%	1.28	%(e)
Portfolio Turnover	28.62	%(d)	69.51%	80.56%	189.70	%(d)

(a)	The inception date for the Herndon Large Cap Value Fund Class I shares is March 2, 2011.
(b)	The selected per share data was calculated using the weighted average shares outstanding method for the period.
(c)	The total return is calculated using the Net Asset Value used for trading at the close of business at period end.
(d)	Not annualized.
(e)	Annualized.

See accompanying Notes to Financial Statements.

88

Aston Funds

ASTON/Cornerstone Large Cap Value Fund – Class N	April 30, 2014

Financial Highlights

	Six Months Ended 04/30/14 (unaudited)		Year Ended 10/31/13	Year Ended 10/31/12		Year Ended 10/31/11		Year Ended 10/31/10		Year Ended 10/31/09
Net Asset Value, Beginning of Period	$13.74		$11.04	$10.04		$9.20		$8.31		$9.07

Income from Investment Operations:
Net investment income	0.04		0.09 (a)	0.10	(a)	0.12	(a)	0.13		0.15
Net realized and unrealized gain on investments	1.15		2.72	0.94		0.83		0.89		0.41

Total from investment operations	1.19		2.81	1.04		0.95		1.02		0.56

Less Distributions:
Distributions from and in excess of net investment income	(0.06)		(0.11)	(0.04)		(0.11)		(0.13)		(0.15)
Distributions from net realized gain on investments	—		—	—		—		—		(1.17)

Total distributions	(0.06)		(0.11)	(0.04)		(0.11)		(0.13)		(1.32)

Net increase (decrease) in net asset value	1.13		2.70	1.00		0.84		0.89		(0.76)

Net Asset Value, End of Period	$14.87		$13.74	$11.04		$10.04		$9.20		$8.31

Total Return (b)	8.67	%(c)	25.72%	10.43%		10.44%		12.37%		8.60%

Ratios/Supplemental Data:
Net Assets, End of Period (in 000’s)	$21,406		$23,913	$21,105		$24,631		$19,984		$20,173
Ratios of expenses to average net assets:
Before expense reimbursement and/or fee waiver by Adviser	1.35	%(d)	1.48%	1.58%		1.61%		1.19	%(f)	1.21%
After expense reimbursement and/or fee waiver by Adviser	1.30	%(d)	1.30%	1.26	%(e)	1.14	%(e)	1.07	%(f)	1.07	%(g)
Ratios of net investment income to average net assets:
Before expense reimbursement and/or fee waiver by Adviser	0.51	%(d)	0.53%	0.60%		0.80%		1.32%		1.77%
After expense reimbursement and/or fee waiver by Adviser	0.56	%(d)	0.71%	0.92%		1.27%		1.44%		1.91%
Portfolio Turnover	13.17	%(c)	58.24%	58.21%		59.07	%(h)	37.44%		39.00%

(a)	The selected per share data was calculated using the weighted average shares outstanding method for the period.
(b)	The total return is calculated using the Net Asset Value used for trading at the close of business at period end.
(c)	Not annualized.
(d)	Annualized.
(e)	Effective March 22, 2011, the Adviser changed the voluntary expense limitation from 1.07% to 1.19%. Subsequently, on February 29, 2012, the Adviser removed the voluntary expense limitation and replaced it with a contractual expense limitation of 1.30%.
(f)	Ratios of expenses to average net assets include interest expense of less than 0.005% for the year ended October 31, 2010, which is not included in the contractual expense limitation. The interest expense is from utilizing the line of credit, as discussed in Note H to the Financial Statements.
(g)	The contractual expense limitation of 1.07%, which excludes interest, taxes, investment-related costs (such as brokerage commissions), extraordinary expenses and acquired fund fees and expenses, was removed by the Adviser and replaced with a voluntary expense limitation of 1.07% effective March 1, 2009. Voluntary expense waivers can be terminated by the Adviser at any time.
(h)	Portfolio turnover rate excludes securities delivered from processing a redemption-in-kind.

See accompanying Notes to Financial Statements.

89

Aston Funds

ASTON/Cornerstone Large Cap Value Fund – Class I	April 30, 2014

Financial Highlights

	Six Months Ended 04/30/14 (unaudited)		Year Ended 10/31/13	Year Ended 10/31/12		Year Ended 10/31/11		Year Ended 10/31/10		Year Ended 10/31/09
Net Asset Value, Beginning of Period	$13.78		$11.07	$10.05		$9.19		$8.31		$9.06

Income from Investment Operations:
Net investment income	0.06		0.12 (a)	0.11	(a)	0.16	(a)	0.15		0.17
Net realized and unrealized gain on investments	1.13		2.73	0.96		0.84		0.88		0.42

Total from investment operations	1.19		2.85	1.07		1.00		1.03		0.59

Less Distributions:
Distributions from and in excess of net investment income	(0.09)		(0.14)	(0.05)		(0.14)		(0.15)		(0.17)
Distributions from net realized gain on investments	—		—	—		—		—		(1.17)

Total distributions	(0.09)		(0.14)	(0.05)		(0.14)		(0.15)		(1.34)

Net increase (decrease) in net asset value	1.10		2.71	1.02		0.86		0.88		(0.75)

Net Asset Value, End of Period	$14.88		$13.78	$11.07		$10.05		$9.19		$8.31

Total Return (b)	8.68	%(c)	26.08%	10.66%		10.95%		12.53%		9.01%

Ratios/Supplemental Data:
Net Assets, End of Period (in 000’s)	$87,732		$38,735	$5,397		$126		$204,051		$205,580
Ratios of expenses to average net assets:
Before expense reimbursement and/or fee waiver by Adviser	1.10	%(d)	1.23%	1.33%		1.36%		0.94	%(f)	0.96%
After expense reimbursement and/or fee waiver by Adviser	1.05	%(d)	1.05%	1.01	%(e)	0.89	%(e)	0.82	%(f)	0.82	%(g)
Ratios of net investment income to average net assets:
Before expense reimbursement and/or fee waiver by Adviser	0.76	%(d)	0.78%	0.85%		1.05%		1.57%		2.02%
After expense reimbursement and/or fee waiver by Adviser	0.81	%(d)	0.96%	1.17%		1.52%		1.69%		2.16%
Portfolio Turnover	13.17	%(c)	58.24%	58.21%		59.07	%(h)	37.44%		39.00%

(a)	The selected per share data was calculated using the weighted average shares outstanding method for the period.
(b)	The total return is calculated using the Net Asset Value used for trading at the close of business at period end.
(c)	Not annualized.
(d)	Annualized.
(e)	Effective March 22, 2011, the Adviser changed the voluntary expense limitation from 0.82% to 0.94%. Subsequently, on February 29, 2012, the Adviser removed the voluntary expense limitation and replaced it with a contractual expense limitation of 1.05%.
(f)	Ratios of expense to average net assets included interest expense of less than 0.005% for the year ended October 31, 2010, which is not included in the contractual expense limitation. The interest expense is from utilizing the line of credit, as discussed in Note H to the Financial Statements.
(g)	The contractual expense limitation of 0.82%, which excludes interest, taxes, investment-related costs (such as brokerage commissions), extraordinary expenses and acquired fund fees and expenses, was removed by the Adviser and replaced with a voluntary expense limitation of 0.82% effective March 1, 2009. Voluntary expense waivers can be terminated by the Adviser at any time.
(h)	Portfolio turnover rate excludes securities delivered from processing a redemption-in-kind.

See accompanying Notes to Financial Statements.

90

Aston Funds

ASTON/River Road Dividend All Cap Value Fund – Class N	April 30, 2014

Financial Highlights

	Six Months Ended 04/30/14 (unaudited)		Year Ended 10/31/13	Year Ended 10/31/12	Year Ended 10/31/11	Year Ended 10/31/10	Year Ended 10/31/09
Net Asset Value, Beginning of Period	$13.99		$11.67	$10.68	$10.23	$8.58	$8.43

Income from Investment Operations:
Net investment income	0.26		0.30	0.31 (a)	0.29 (a)	0.26 (a)	0.26 (a)
Net realized and unrealized gain on investments	0.28		2.73	1.05	0.42	1.62	0.08

Total from investment operations	0.54		3.03	1.36	0.71	1.88	0.34

Less Distributions:
Distributions from and in excess of net investment income	(0.19)		(0.27)	(0.30)	(0.26)	(0.23)	(0.19)
Distributions from net realized gain on investments	(0.81)		(0.44)	(0.07)	—	—	—

Total distributions	(1.00)		(0.71)	(0.37)	(0.26)	(0.23)	(0.19)

Net increase (decrease) in net asset value	(0.46)		2.32	0.99	0.45	1.65	0.15

Net Asset Value, End of Period	$13.53		$13.99	$11.67	$10.68	$10.23	$8.58

Total Return (b)	3.94	%(c)	27.47%	12.96%	6.94%	22.20%	4.33%

Ratios/Supplemental Data:
Net Assets, End of Period (in 000’s)	$454,583		$449,130	$338,166	$301,290	$135,544	$81,842
Ratios of expenses to average net assets:
Before expense reimbursement and/or fee waiver by Adviser	1.09	%(d)	1.09%	1.12%	1.12%	1.14%	1.21%
After expense reimbursement and/or fee waiver by Adviser	1.09	%(d)	1.09%	1.12%	1.12%	1.14%	1.21%
Ratios of net investment income to average net assets:
Before expense reimbursement and/or fee waiver by Adviser	3.71	%(d)	2.38%	2.74%	2.70%	2.69%	3.36%
After expense reimbursement and/or fee waiver by Adviser	3.71	%(d)	2.38%	2.74%	2.70%	2.69%	3.36%
Portfolio Turnover	12.88	%(c)	35.18%	28.17%	24.65%	29.92%	47.34%

(a)	The selected per share data was calculated using the weighted average shares outstanding method for the period.
(b)	The total return is calculated using the Net Asset Value used for trading at the close of business at period end.
(c)	Not annualized.
(d)	Annualized.

See accompanying Notes to Financial Statements.

91

Aston Funds

ASTON/River Road Dividend All Cap Value Fund – Class I	April 30, 2014

Financial Highlights

	Six Months Ended 04/30/14 (unaudited)		Year Ended 10/31/13	Year Ended 10/31/12	Year Ended 10/31/11	Year Ended 10/31/10	Year Ended 10/31/09
Net Asset Value, Beginning of Period	$13.98		$11.66	$10.67	$10.22	$8.57	$8.42

Income from Investment Operations:
Net investment income	0.26		0.34	0.34 (a)	0.32 (a)	0.28 (a)	0.29 (a)
Net realized and unrealized gain on investments	0.29		2.72	1.05	0.42	1.63	0.07

Total from investment operations	0.55		3.06	1.39	0.74	1.91	0.36

Less Distributions:
Distributions from and in excess of net investment income	(0.20)		(0.30)	(0.33)	(0.29)	(0.26)	(0.21)
Distributions from net realized gain on investments	(0.81)		(0.44)	(0.07)	—	—	—

Total distributions	(1.01)		(0.74)	(0.40)	(0.29)	(0.26)	(0.21)

Net increase (decrease) in net asset value .	(0.46)		2.32	0.99	0.45	1.65	0.15

Net Asset Value, End of Period	$13.52		$13.98	$11.66	$10.67	$10.22	$8.57

Total Return (b)	4.07	%(c)	27.81%	13.25%	7.21%	22.53%	4.59%

Ratios/Supplemental Data:
Net Assets, End of Period (in 000’s)	$787,230		$779,859	$586,043	$318,863	$137,629	$77,185
Ratios of expenses to average net assets:
Before expense reimbursement and/or fee waiver by Adviser	0.84	%(d)	0.84%	0.87%	0.87%	0.89%	0.96%
After expense reimbursement and/or fee waiver by Adviser	0.84	%(d)	0.84%	0.87%	0.87%	0.89%	0.96%
Ratios of net investment income to average net assets:
Before expense reimbursement and/or fee waiver by Adviser	3.96	%(d)	2.63%	2.99%	2.95%	2.94%	3.61%
After expense reimbursement and/or fee waiver by Adviser	3.96	%(d)	2.63%	2.99%	2.95%	2.94%	3.61%
Portfolio Turnover	12.88	%(c)	35.18%	28.17%	24.65%	29.92%	47.34%

(a)	The selected per share data was calculated using the weighted average shares outstanding method for the period.
(b)	The total return is calculated using the Net Asset Value used for trading at the close of business at period end.
(c)	Not annualized.
(d)	Annualized.

See accompanying Notes to Financial Statements.

92

Aston Funds

ASTON/River Road Dividend All Cap Value Fund II – Class N	April 30, 2014

Financial Highlights

	Six Months Ended 04/30/14 (unaudited)		Year Ended 10/31/13	Period Ended 10/31/12(a)
Net Asset Value, Beginning of Period	$12.89		$10.44	$10.00

Income from Investment Operations:
Net investment income	0.21		0.22	0.09	(b)
Net realized and unrealized gain on investments	0.29		2.46	0.41

Total from investment operations	0.50		2.68	0.50

Less Distributions:
Distributions from and in excess of net investment income	(0.20)		(0.23)	(0.06)
Distributions from net realized gain on investments	(0.14)		— (c)	—

Total distributions	(0.34)		(0.23)	(0.06)

Net increase in net asset value	0.16		2.45	0.44

Net Asset Value, End of Period	$13.05		$12.89	$10.44

Total Return (d)	3.95	%(e)	25.99%	5.09	%(e)

Ratios/Supplemental Data:
Net Assets, End of Period (in 000’s)	$6,592		$3,634	$1,049
Ratios of expenses to average net assets:
Before expense reimbursement and/or fee waiver, or recoupment by Adviser	1.15	%(f)	1.37%	4.99	%(f)
After expense reimbursement and/or fee waiver, or recoupment by Adviser	1.30	%(f)	1.30%	1.30	%(f)
Ratios of net investment income (loss) to average net assets:
Before expense reimbursement and/or fee waiver, or recoupment by Adviser	3.70	%(f)	1.68%	(1.24	)%(f)
After expense reimbursement and/or fee waiver, or recoupment by Adviser	3.55	%(f)	1.76%	2.45	%(f)
Portfolio Turnover	11.35	%(e)	27.80%	5.58	%(e)(g)

(a)	The inception date for the River Road Dividend All Cap Value Fund II Class N shares is June 27, 2012.
(b)	The selected per share data was calculated using the weighted average shares outstanding method for the period.
(c)	Represents less than $(0.005) per share.
(d)	The total return is calculated using the Net Asset Value used for trading at the close of business at period end.
(e)	Not annualized.
(f)	Annualized.
(g)	Portfolio turnover excludes securities received from processing a subscription-in-kind.

See accompanying Notes to Financial Statements.

93

Aston Funds

ASTON/River Road Dividend All Cap Value Fund II – Class I	April 30, 2014

Financial Highlights

	Six Months Ended 04/30/14 (unaudited)		Year Ended 10/31/13	Period Ended 10/31/12(a)
Net Asset Value, Beginning of Period	$12.89		$10.45	$10.00

Income from Investment Operations:
Net investment income	0.24		0.25	0.10	(b)
Net realized and unrealized gain on investments	0.28		2.45	0.42

Total from investment operations	0.52		2.70	0.52

Less Distributions:
Distributions from and in excess of net investment income	(0.22)		(0.26)	(0.07)
Distributions from net realized gain on investments	(0.14)		— (c)	—

Total distributions	(0.36)		(0.26)	(0.07)

Net increase in net asset value	0.16		2.44	0.45

Net Asset Value, End of Period	$13.05		$12.89	$10.45

Total Return (d)	4.07	%(e)	26.30%	5.17	%(e)

Ratios/Supplemental Data:
Net Assets, End of Period (in 000’s)	$105,463		$86,240	$9,370
Ratios of expenses to average net assets:
Before expense reimbursement and/or fee waiver, or recoupment by Adviser	0.90	%(f)	1.12%	4.74	%(f)
After expense reimbursement and/or fee waiver, or recoupment by Adviser	1.05	%(f)	1.05%	1.05	%(f)
Ratios of net investment income (loss) to average net assets:
Before expense reimbursement and/or fee waiver, or recoupment by Adviser	3.95	%(f)	1.93%	(0.99	)%(f)
After expense reimbursement and/or fee waiver, or recoupment by Adviser	3.80	%(f)	2.01%	2.70	%(f)
Portfolio Turnover	11.35	%(e)	27.80%	5.58	%(e)(g)

(a)	The inception date for the River Road Dividend All Cap Value Fund II Class I shares is June 27, 2012.
(b)	The selected per share data was calculated using the weighted average shares outstanding method for the period.
(c)	Represents less than $(0.005) per share.
(d)	The total return is calculated using the Net Asset Value used for trading at the close of business at period end.
(e)	Not annualized.
(f)	Annualized.
(g)	Portfolio turnover excludes securities received from processing a subscription-in-kind.

See accompanying Notes to Financial Statements.

94

Aston Funds

ASTON/Fairpointe Mid Cap Fund – Class N	April 30, 2014

Financial Highlights

	Six Months Ended 04/30/14 (unaudited)		Year Ended 10/31/13	Year Ended 10/31/12		Year Ended 10/31/11		Year Ended 10/31/10		Year Ended 10/31/09
Net Asset Value, Beginning of Period	$45.40		$32.79	$29.76		$29.04		$22.73		$17.25

Income from Investment Operations:
Net investment income (loss)	(0.05)		0.17	0.16		0.06	(a)	0.01		0.09
Net realized and unrealized gain on investments	4.65		13.48	3.13		0.82		6.35		5.82

Total from investment operations	4.60		13.65	3.29		0.88		6.36		5.91

Less Distributions:
Distributions from and in excess of net investment income	—		(0.30)	(0.05)		(0.08)		(0.05)		(0.14)
Distributions from net realized gain on investments	(4.27)		(0.74)	(0.21)		(0.08)		—		(0.29)

Total distributions	(4.27)		(1.04)	(0.26)		(0.16)		(0.05)		(0.43)

Net increase in net asset value	0.33		12.61	3.03		0.72		6.31		5.48

Net Asset Value, End of Period	$45.73		$45.40	$32.79		$29.76		$29.04		$22.73

Total Return (b)	10.52	%(c)	42.88%	11.15%		2.98%		28.01%		35.60%

Ratios/Supplemental Data:
Net Assets, End of Period (in 000’s)	$2,549,271		$2,370,432	$1,561,510		$1,502,266		$1,469,354		$842,233
Ratios of expenses to average net assets:
Before expense reimbursement and/or fee waiver by Adviser	1.10	%(d)	1.11%	1.11	%(e)	1.14	%(e)	1.14	%(e)	1.20	%(e)
After expense reimbursement and/or fee waiver by Adviser	1.10	%(d)	1.11%	1.11	%(e)	1.14	%(e)	1.14	%(e)	1.20	%(e)
Ratios of net investment income (loss) to average net assets:
Before expense reimbursement and/or fee waiver by Adviser	(0.24	)%(d)	0.42%	0.50%		0.21%		—	%(f)	0.46%
After expense reimbursement and/or fee waiver by Adviser	(0.24	)%(d)	0.42%	0.50%		0.21%		—	%(f)	0.46%
Portfolio Turnover	26.80	%(c)	36.98%	28.06	%(g)	11.20%		13.82%		17.72%

(a)	The selected per share data was calculated using the weighted average shares outstanding method for the period.
(b)	The total return is calculated using the Net Asset Value used for trading at the close of business at period end.
(c)	Not annualized.
(d)	Annualized.
(e)	Ratios of expenses to average net assets include interest expenses of less than 0.005% for each of the years ended October 31, 2012, October 31, 2011, October 31, 2010 and October 31, 2009, which are not included in the contractual expense limitation. The interest expenses are from utilizing the line of credit, as discussed in Note H to the Financial Statements.
(f)	Represents less than 0.005%.
(g)	Portfolio turnover rate excludes securities delivered from processing a redemption-in-kind.

See accompanying Notes to Financial Statements.

95

Aston Funds

ASTON/Fairpointe Mid Cap Fund – Class I	April 30, 2014

Financial Highlights

	Six Months Ended 04/30/14 (unaudited)		Year Ended 10/31/13	Year Ended 10/31/12		Year Ended 10/31/11		Year Ended 10/31/10		Year Ended 10/31/09
Net Asset Value, Beginning of Period	$46.10		$33.28	$30.20		$29.41		$23.00		$17.47

Income from Investment Operations:
Net investment income	—	(a)	0.28	0.24		0.14	(b)	0.07		0.13
Net realized and unrealized gain on investments	4.73		13.67	3.18		0.82		6.43		5.89

Total from investment operations	4.73		13.95	3.42		0.96		6.50		6.02

Less Distributions:
Distributions from and in excess of net investment income	(0.06)		(0.39)	(0.13)		(0.09)		(0.09)		(0.20)
Distributions from net realized gain on investment	(4.27)		(0.74)	(0.21)		(0.08)		—		(0.29)

Total distributions	(4.33)		(1.13)	(0.34)		(0.17)		(0.09)		(0.49)

Net increase in net asset value	0.40		12.82	3.08		0.79		6.41		5.53

Net Asset Value, End of Period	$46.50		$46.10	$33.28		$30.20		$29.41		$23.00

Total Return (c)	10.66	%(d)	43.23%	11.46%		3.22%		28.31%		35.97%

Ratios/Supplemental Data:
Net Assets, End of Period (in 000’s)	$3,007,012		$2,521,876	$1,464,222		$1,339,223		$499,651		$150,953
Ratios of expenses to average net assets:
Before expense reimbursement and/or fee waiver by Adviser	0.85	%(e)	0.86%	0.86	%(f)	0.89	%(f)	0.89	%(f)	0.95	%(f)
After expense reimbursement and/or fee waiver by Adviser	0.85	%(e)	0.86%	0.86	%(f)	0.89	%(f)	0.89	%(f)	0.95	%(f)
Ratios of net investment income to average net assets:
Before expense reimbursement and/or fee waiver by Adviser	0.01	%(e)	0.67%	0.75%		0.46%		0.25%		0.71%
After expense reimbursement and/or fee waiver by Adviser	0.01	%(e)	0.67%	0.75%		0.46%		0.25%		0.71%
Portfolio Turnover	26.80	%(d)	36.98%	28.06	%(g)	11.20%		13.82%		17.72%

(a)	Represents less than $0.005 per share.
(b)	The selected per share data was calculated using the weighted average shares outstanding method for the period.
(c)	The total return is calculated using the Net Asset Value used for trading at the close of business at period end.
(d)	Not annualized.
(e)	Annualized.
(f)	Ratios of expenses to average net assets include interest expenses of less than 0.005% for each of the years ended October 31, 2012, October 31, 2011, October 31, 2010 and October 31, 2009, which are not included in the contractual expense limitation. The interest expenses are from utilizing the line of credit, as discussed in Note H to the Financial Statements.
(g)	Portfolio turnover rate excludes securities delivered from processing a redemption-in-kind.

See accompanying Notes to Financial Statements.

96

Aston Funds

ASTON/Montag & Caldwell Mid Cap Growth Fund – Class N	April 30, 2014

Financial Highlights

	Six Months Ended 04/30/14 (unaudited)		Year Ended 10/31/13	Year Ended 10/31/12		Year Ended 10/31/11		Year Ended 10/31/10	Year Ended 10/31/09
Net Asset Value, Beginning of Period	$12.77		$10.36	$9.71		$8.51		$6.83	$5.85

Income from Investment Operations:
Net investment loss	(0.04)		(0.07)	(0.07	)(a)	(0.07)		(0.04)	(0.04)
Net realized and unrealized gain on investments	0.65		2.58	0.72		1.27		1.74	1.02

Total from investment operations	0.61		2.51	0.65		1.20		1.70	0.98

Less Distributions:
Distributions from and in excess of net investment income	—		—	—		—		(0.02)	—
Distributions from net realized gain on investments	(1.92)		(0.10)	—		—		—	—

Total distributions	(1.92)		(0.10)	—		—		(0.02)	—

Net increase in net asset value	1.31		2.41	0.65		1.20		1.68	0.98

Net Asset Value, End of Period	$11.46		$12.77	$10.36		$9.71		$8.51	$6.83

Total Return (b)	4.90	%(c)	24.51%	6.70%		14.10%		24.85%	16.75%

Ratios/Supplemental Data:
Net Assets, End of Period (in 000’s)	$11,374		$11,402	$7,369		$4,507		$3,399	$2,959
Ratios of expenses to average net assets:
Before expense reimbursement and/or fee waiver by Adviser	1.87	%(d)	1.85%	2.50%		3.07%		3.55%	5.02%
After expense reimbursement and/or fee waiver by Adviser	1.25	%(d)	1.25%	1.25	%(e)	1.39	%(e)	1.40%	1.40%
Ratios of net investment loss to average net assets:
Before expense reimbursement and/or fee waiver by Adviser	(1.25	)%(d)	(1.18)%	(1.88)%		(2.39)%		(2.75)%	(4.13)%
After expense reimbursement and/or fee waiver by Adviser	(0.63	)%(d)	(0.58)%	(0.63)%		(0.71)%		(0.60)%	(0.51)%
Portfolio Turnover	14.67	%(c)	74.24%	36.60%		29.31%		31.49%	54.37%

(a)	The selected per share data was calculated using the weighted average shares outstanding method for the period.
(b)	The total return is calculated using the Net Asset Value used for trading at the close of business at period end.
(c)	Not annualized.
(d)	Annualized.
(e)	For the period November 1, 2010 through September 29, 2011, the Adviser contractually waived management fees and/or reimbursed expenses so that the net expense ratio did not exceed 1.40%, excluding interest, taxes, investment-related costs (such as brokerage commissions), extraordinary expenses and acquired fund fees and expenses. Effective September 30, 2011, the Adviser implemented a voluntary expense limitation of 1.25%. Subsequently, on February 29, 2012, the Adviser removed the voluntary expense limitation and replaced it with a contractual expense limitation of 1.25%.

See accompanying Notes to Financial Statements.

97

Aston Funds

ASTON/LMCG Small Cap Growth Fund – Class N	April 30, 2014

Financial Highlights

	Six Months Ended 04/30/14 (unaudited)		Year Ended 10/31/13		Year Ended 10/31/12		Period Ended 10/31/11(a)

Net Asset Value, Beginning of Period	$14.71		$11.42		$9.95		$10.00

Income from Investment Operations:
Net investment income (loss)	(0.05)		—	(b)(c)	(0.12	)(c)	(0.04)
Net realized and unrealized gain (loss) on investments	0.54		4.18		1.59		(0.01)

Total from investment operations	0.49		4.18		1.47		(0.05)

Less Distributions:
Distributions from net realized gains on investments	(2.03)		(0.89)		—		—

Total distributions	(2.03)		(0.89)		—		—

Net increase (decrease) in net asset value	(1.54)		3.29		1.47		(0.05)

Net Asset Value, End of Period	$13.17		$14.71		$11.42		$9.95

Total Return (d)	2.77	%(e)	39.31%		14.77%		(0.50	)%(e)

Ratios/Supplemental Data:
Net Assets, End of Period (in 000’s)	$30,800		$32,045		$5,659		$5,411
Ratios of expenses to average net assets:
Before expense reimbursement and/or fee waiver by Adviser	1.65	%(f)	2.03%		2.86%		8.27	%(f)
After expense reimbursement and/or fee waiver by Adviser	1.35	%(f)	1.35%		1.35%		1.35	%(f)
Ratios of net investment income (loss) to average net assets:
Before expense reimbursement and/or fee waiver by Adviser	(1.00	)%(f)	(0.66)%		(2.68)%		(8.14	)%(f)
After expense reimbursement and/or fee waiver by Adviser	(0.70	)%(f)	0.02%		(1.17)%		(1.21	)%(f)
Portfolio Turnover	78.31	%(e)	186.40	%(g)	168.05	%(h)	205.85	%(e)

(a)	The inception date for the LMCG Small Cap Growth Fund Class N shares is November 3, 2010.
(b)	Represents less than $0.005 per share.
(c)	The selected per share data was calculated using the weighted average shares outstanding method for the period.
(d)	The total return is calculated using the Net Asset Value used for trading at the close of business at period end.
(e)	Not annualized.
(f)	Annualized.
(g)	Portfolio turnover rate excludes securities received from a reorganization.
(h)	Portfolio turnover rate excludes securities delivered from processing a redemption-in-kind.

See accompanying Notes to Financial Statements.

98

Aston Funds

ASTON/LMCG Small Cap Growth Fund – Class I	April 30, 2014

Financial Highlights

	Six Months Ended 04/30/14 (unaudited)		Year Ended 10/31/13		Year Ended 10/31/12		Period Ended 10/31/11(a)

Net Asset Value, Beginning of Period	$14.81		$11.46		$9.97		$12.40

Income from Investment Operations:
Net investment income (loss)	(0.03)		0.04	(b)	(0.10	)(b)	(0.04)
Net realized and unrealized gain (loss) on investments	0.54		4.20		1.59		(2.39)

Total from investment operations	0.51		4.24		1.49		(2.43)

Less Distributions:
Distributions from and in excess of net investment income	(0.03)		—		—		—
Distributions from net realized gains on investments	(2.03)		(0.89)		—		—

Total distributions	(2.06)		(0.89)		—		—

Net increase (decrease) in net asset value	(1.55)		3.35		1.49		(2.43)

Net Asset Value, End of Period	$13.26		$14.81		$11.46		$9.97

Total Return (c)	2.86	%(d)	39.72%		14.95%		(19.60	)%(d)

Ratios/Supplemental Data:
Net Assets, End of Period (in 000’s)	$7,125		$8,496		$755		$2,551
Ratios of expenses to average net assets:
Before expense reimbursement and/or fee waiver by Adviser	1.40	%(e)	1.78%		2.61%		6.25	%(e)
After expense reimbursement and/or fee waiver by Adviser	1.10	%(e)	1.10%		1.10%		1.10	%(e)
Ratios of net investment income (loss) to average net assets:
Before expense reimbursement and/or fee waiver by Adviser	(0.75	)%(e)	(0.41)%		(2.43)%		(6.11	)%(e)
After expense reimbursement and/or fee waiver by Adviser	(0.45	)%(e)	0.27%		(0.92)%		(0.96	)%(e)
Portfolio Turnover	78.31	%(d)	186.40	%(f)	168.05	%(g)	205.85	%(d)

(a)	The inception date for the LMCG Small Cap Growth Fund Class I shares is June 1, 2011.
(b)	The selected per share data was calculated using the weighted average shares outstanding method for the period.
(c)	The total return is calculated using the Net Asset Value used for trading at the close of business at period end.
(d)	Not annualized.
(e)	Annualized.
(f)	Portfolio turnover rate excludes securities received from a reorganization.
(g)	Portfolio turnover rate excludes securities delivered from processing a redemption-in-kind.

See accompanying Notes to Financial Statements.

99

Aston Funds

ASTON/Silvercrest Small Cap Fund – Class N	April 30, 2014

Financial Highlights

	Six Months Ended 04/30/14 (unaudited)		Year Ended 10/31/13	Period Ended 10/31/12(a)

Net Asset Value, Beginning of Period	$14.54		$10.90	$10.00

Income from Investment Operations:
Net investment income	—	(b)	0.01 (c)	0.01
Net realized and unrealized gain on investments	0.38		3.77	0.89

Total from investment operations	0.38		3.78	0.90

Less Distributions:
Distributions from and in excess of net investment income	—	(b)	(0.11)	—
Distributions from net realized gains on investments	(0.51)		(0.03)	—

Total distributions	(0.51)		(0.14)	—

Net increase (decrease) in net asset value	(0.13)		3.64	0.90

Net Asset Value, End of Period	$14.41		$14.54	$10.90

Total Return (d)	2.55	%(e)	35.09%	9.00	%(e)

Ratios/Supplemental Data:
Net Assets, End of Period (in 000’s)	$3,973		$4,049	$750
Ratios of expenses to average net assets:
Before expense reimbursement and/or fee waiver by Adviser	1.66	%(f)	2.05%	5.10	%(f)
After expense reimbursement and/or fee waiver by Adviser	1.40	%(f)	1.40%	1.40	%(f)
Ratios of net investment income (loss) to average net assets:
Before expense reimbursement and/or fee waiver by Adviser	(0.21	)%(f)	(0.61)%	(3.51	)%(f)
After expense reimbursement and/or fee waiver by Adviser	0.05	%(f)	0.04%	0.19	%(f)
Portfolio Turnover	22.66	%(e)	36.82%	26.22	%(e)(g)

(a)	The inception date for the Silvercrest Small Cap Fund Class N shares is December 27, 2011.
(b)	Represents less than $0.005 per share.
(c)	The selected per share data was calculated using the weighted average shares outstanding method for the period.
(d)	The total return is calculated using the Net Asset Value used for trading at the close of business at period end.
(e)	Not annualized.
(f)	Annualized.
(g)	Portfolio turnover rate excludes securities delivered from processing a redemption-in-kind.

See accompanying Notes to Financial Statements.

100

Aston Funds

ASTON/Silvercrest Small Cap Fund – Class I	April 30, 2014

Financial Highlights

	Six Months Ended 04/30/14 (unaudited)		Year Ended 10/31/13	Period Ended 10/31/12(a)

Net Asset Value, Beginning of Period	$14.59		$10.93	$10.00

Income from Investment Operations:
Net investment income	0.03		0.04 (b)	0.03
Net realized and unrealized gain on investments	0.37		3.78	0.90

Total from investment operations	0.40		3.82	0.93

Less Distributions:
Distributions from and in excess of net investment income	(0.03)		(0.13)	—
Distributions from net realized gains on investments	(0.51)		(0.03)	—

Total distributions	(0.54)		(0.16)	—

Net increase (decrease) in net asset value	(0.14)		3.66	0.93

Net Asset Value, End of Period	$14.45		$14.59	$10.93

Total Return (c)	2.65	%(d)	35.39%	9.30	%(d)

Ratios/Supplemental Data:
Net Assets, End of Period (in 000’s)	$47,732		$29,219	$4,962
Ratios of expenses to average net assets:
Before expense reimbursement and/or fee waiver by Adviser	1.41	%(e)	1.80%	4.85	%(e)
After expense reimbursement and/or fee waiver by Adviser	1.15	%(e)	1.15%	1.15	%(e)
Ratios of net investment income (loss) to average net assets:
Before expense reimbursement and/or fee waiver by Adviser	0.04	%(e)	(0.36)%	(3.26	)%(e)
After expense reimbursement and/or fee waiver by Adviser	0.30	%(e)	0.29%	0.44	%(e)
Portfolio Turnover	22.66	%(d)	36.82%	26.22	%(d)(f)

(a)	The inception date for the Silvercrest Small Cap Fund Class I shares is December 27, 2011.
(b)	The selected per share data was calculated using the weighted average shares outstanding method for the period.
(c)	The total return is calculated using the Net Asset Value used for trading at the close of business at period end.
(d)	Not annualized.
(e)	Annualized.
(f)	Portfolio turnover rate excludes securities delivered from processing a redemption-in-kind.

See accompanying Notes to Financial Statements.

101

Aston Funds

ASTON/TAMRO Small Cap Fund – Class N	April 30, 2014

Financial Highlights

	Six Months Ended 04/30/14 (unaudited)		Year Ended 10/31/13		Year Ended 10/31/12		Year Ended 10/31/11		Year Ended 10/31/10		Year Ended 10/31/09
Net Asset Value, Beginning of Period	$24.06		$20.52		$20.57		$19.42		$14.67		$13.64

Income from Investment Operations:
Net investment loss	(0.06)		(0.03	)(a)	(0.12	)(a)	(0.15	)(a)	(0.08	)(a)	(0.05	)(a)
Net realized and unrealized gain (loss) on investments	(0.89)		5.55		2.09		1.75		4.83		1.08

Total from investment operations	(0.95)		5.52		1.97		1.60		4.75		1.03

Less Distributions:
Distributions from net realized gain on investments	(2.16)		(1.98)		(2.02)		(0.45)		—		—

Total distributions	(2.16)		(1.98)		(2.02)		(0.45)		—		—

Net increase (decrease) in net asset value	(3.11)		3.54		(0.05)		1.15		4.75		1.03

Net Asset Value, End of Period	$20.95		$24.06		$20.52		$20.57		$19.42		$14.67

Total Return (b)	(4.53	)%(c)	29.52%		10.70%		8.16%		32.29%		7.63%

Ratios/Supplemental Data:
Net Assets, End of Period (in 000’s)	$455,736		$533,627		$389,125		$375,969		$335,809		$241,524
Ratios of expenses to average net assets:
Before expense reimbursement and/or fee waiver by Adviser	1.31	%(d)	1.31%		1.28	%(e)	1.29%		1.34%		1.37%
After expense reimbursement and/or fee waiver by Adviser	1.31	%(d)	1.31%		1.28	%(e)	1.29%		1.34%		1.36	%(f)
Ratios of net investment loss to average net assets:
Before expense reimbursement and/or fee waiver by Adviser	(0.52	)%(d)	(0.16)%		(0.59)%		(0.69)%		(0.49)%		(0.41)%
After expense reimbursement and/or fee waiver by Adviser	(0.52	)%(d)	(0.16)%		(0.59)%		(0.69)%		(0.49)%		(0.40)%
Portfolio Turnover	37.71	%(c)	71.28	%(g)(h)	48.22	%(g)	47.25%		62.13%		89.92%

(a)	The selected per share data was calculated using the weighted average shares outstanding method for the period.
(b)	The total return is calculated using the Net Asset Value used for trading at the close of business at period end.
(c)	Not annualized.
(d)	Annualized.
(e)	Ratios of expenses to average net assets include interest expense of less than 0.005% for the year ended October 31, 2012, which is not included in the contractual expense limitation. The interest expense is from utilizing the line of credit, as discussed in Note H to the Financial Statements.
(f)	The Adviser removed the contractual expense limitation of 1.30%, excluding interest, taxes, investment-related costs (such as brokerage commissions), extraordinary expenses and acquired fund fees and expenses, effective March 1, 2009.
(g)	Portfolio turnover rate excludes securities delivered from processing redemptions-in-kind.
(h)	Portfolio turnover rate excludes securities received from processing a subscription-in-kind.

See accompanying Notes to Financial Statements.

102

Aston Funds

ASTON/TAMRO Small Cap Fund – Class I	April 30, 2014

Financial Highlights

	Six Months Ended 04/30/14 (unaudited)		Year Ended 10/31/13		Year Ended 10/31/12		Year Ended 10/31/11		Year Ended 10/31/10		Year Ended 10/31/09

Net Asset Value, Beginning of Period	$24.69		$20.96		$20.91		$19.69		$14.87		$13.79

Income from Investment Operations:
Net investment income (loss)	(0.03)		0.02	(a)	(0.07	)(a)	(0.09	)(a)	(0.04	)(a)	(0.02	)(a)
Net realized and unrealized gain (loss) on investments	(0.93)		5.69		2.14		1.76		4.87		1.12

Total from investment operations	(0.96)		5.71		2.07		1.67		4.83		1.10

Less Distributions:
Distributions from and in excess of net investment income	—		—		—		—		(0.01)		(0.02)
Distributions from net realized gain on investments	(2.16)		(1.98)		(2.02)		(0.45)		—		—

Total distributions	(2.16)		(1.98)		(2.02)		(0.45)		(0.01)		(0.02)

Net increase (decrease) in net asset value	(3.12)		3.73		0.05		1.22		4.82		1.08

Net Asset Value, End of Period	$21.57		$24.69		$20.96		$20.91		$19.69		$14.87

Total Return (b)	(4.42	)%(c)	29.84%		10.98%		8.40%		32.62%		7.94%

Ratios/Supplemental Data:
Net Assets, End of Period (in 000’s)	$698,668		$792,172		$635,663		$625,315		$549,627		$515,592
Ratios of expenses to average net assets:
Before expense reimbursement and/or fee waiver by Adviser	1.06	%(d)	1.06%		1.03	%(e)	1.04%		1.09%		1.12%
After expense reimbursement and/or fee waiver by Adviser	1.06	%(d)	1.06%		1.03	%(e)	1.04%		1.09%		1.11	%(f)
Ratios of net investment income (loss) to average net assets:
Before expense reimbursement and/or fee waiver by Adviser	(0.27	)%(d)	0.09%		(0.34)%		(0.44)%		(0.24)%		(0.16)%
After expense reimbursement and/or fee waiver by Adviser	(0.27	)%(d)	0.09%		(0.34)%		(0.44)%		(0.24)%		(0.15)%
Portfolio Turnover	37.71	%(c)	71.28	%(g)(h)	48.22	%(g)	47.25%		62.13%		89.92%

(a)	The selected per share data was calculated using the weighted average shares outstanding method for the period.
(b)	The total return is calculated using the Net Asset Value used for trading at the close of business at period end.
(c)	Not annualized.
(d)	Annualized.
(e)	Ratios of expenses to average net assets include interest expense of less than 0.005% for the year ended October 31, 2012, which is not included in the contractual expense limitation. The interest expense is from utilizing the line of credit, as discussed in Note H to the Financial Statements.
(f)	The Adviser removed the contractual expense limitation of 1.05%, excluding interest, taxes, investment-related costs (such as brokerage commissions), extraordinary expenses and acquired fund fees and expenses, effective March 1, 2009.
(g)	Portfolio turnover rate excludes securities delivered from processing redemptions-in-kind.
(h)	Portfolio turnover rate excludes securities received from processing a subscription-in-kind.

See accompanying Notes to Financial Statements.

103

Aston Funds

ASTON/River Road Select Value Fund – Class N	April 30, 2014

Financial Highlights

	Six Months Ended 04/30/14 (unaudited)		Year Ended 10/31/13	Year Ended 10/31/12		Year Ended 10/31/11		Year Ended 10/31/10		Year Ended 10/31/09

Net Asset Value, Beginning of Period	$10.28		$8.50	$9.54		$9.01		$7.71		$7.13

Income from Investment Operations:
Net investment income (loss)	(0.02)		0.07 (a)	0.01	(a)	(0.02	)(a)	0.02	(a)	—	(a)(b)
Net realized and unrealized gain on investments	0.06		2.34	1.01		0.66		1.28		0.59

Total from investment operations	0.04		2.41	1.02		0.64		1.30		0.59

Less Distributions:
Distributions from net investment income	(0.02)		(0.12)	—		(0.03)		—		(0.01)
Distributions from net realized gains on investments	(1.49)		(0.51)	(2.06)		(0.08)		—		—

Total distributions	(1.51)		(0.63)	(2.06)		(0.11)		—		(0.01)

Net increase (decrease) in net asset value	(1.47)		1.78	(1.04)		0.53		1.30		0.58

Net Asset Value, End of Period	$8.81		$10.28	$8.50		$9.54		$9.01		$7.71

Total Return (c)	0.11	%(d)	30.44%	12.87%		7.12%		16.86%		8.33%

Ratios/Supplemental Data:
Net Assets, End of Period (in 000’s)	$16,554		$19,099	$6,270		$13,160		$52,522		$41,801
Ratios of expenses to average net assets:
Before expense reimbursement and/or fee waiver, or recoupment by Adviser	1.45	%(e)	1.46%	1.43	%(f)	1.42	%(f)	1.41	%(f)	1.44%
After expense reimbursement and/or fee waiver, or recoupment by Adviser	1.45	%(e)	1.46%	1.43	%(f)	1.42	%(f)	1.43	%(f)	1.50%
Ratios of net investment income (loss) to average net assets:
Before expense reimbursement and/or fee waiver, or recoupment by Adviser	(0.42	)%(e)	0.78%	0.07%		(0.18)%		0.31%		0.04%
After expense reimbursement and/or fee waiver, or recoupment by Adviser	(0.42	)%(e)	0.78%	0.07%		(0.18)%		0.29%		(0.02)%
Portfolio Turnover	34.35	%(d)	71.01%	38.84%		48.22%		53.73%		44.09%

(a)	The selected per share data was calculated using the weighted average shares outstanding method for the period.
(b)	Represents less than $(0.005) per share.
(c)	The total return is calculated using the Net Asset Value used for trading at the close of business at period end.
(d)	Not annualized.
(e)	Annualized.
(f)	Ratios of expenses to average net assets include interest expenses of less than 0.005% for each of the years ended October 31, 2012, October 31, 2011 and October 31, 2010, which are not included in the contractual expense limitation. The interest expenses are from utilizing the line of credit as discussed in Note H to the Financial Statements.

See accompanying Notes to Financial Statements.

104

Aston Funds

ASTON/River Road Select Value Fund – Class I	April 30, 2014

Financial Highlights

	Six Months Ended 04/30/14 (unaudited)		Year Ended 10/31/13	Year Ended 10/31/12		Year Ended 10/31/11		Year Ended 10/31/10		Year Ended 10/31/09

Net Asset Value, Beginning of Period	$10.38		$8.58	$9.59		$9.04		$7.73		$7.14

Income from Investment Operations:
Net investment income (loss)	—	(a)	0.10 (b)	0.03	(b)	0.01	(b)	0.05	(b)	0.02 (b)
Net realized and unrealized gain on investments	0.05		2.36	1.02		0.67		1.28		0.59

Total from investment operations	0.05		2.46	1.05		0.68		1.33		0.61

Less Distributions:
Distributions from net investment income	(0.04)		(0.15)	—		(0.05)		(0.02)		(0.02)
Distributions from net realized gains on investments	(1.49)		(0.51)	(2.06)		(0.08)		—		—

Total distributions	(1.53)		(0.66)	(2.06)		(0.13)		(0.02)		(0.02)

Net increase (decrease) in net asset value	(1.48)		1.80	(1.01)		0.55		1.31		0.59

Net Asset Value, End of Period	$8.90		$10.38	$8.58		$9.59		$9.04		$7.73

Total Return (c)	0.22	%(d)	30.74%	13.18%		7.56%		17.19%		8.52%

Ratios/Supplemental Data:
Net Assets, End of Period (in 000’s)	$193,270		$198,220	$156,510		$130,527		$163,232		$167,334
Ratios of expenses to average net assets:
Before expense reimbursement and/or fee waiver, or recoupment by Adviser	1.20	%(e)	1.21%	1.18	%(f)	1.17	%(f)	1.16	%(f)	1.19%
After expense reimbursement and/or fee waiver, or recoupment by Adviser	1.20	%(e)	1.21%	1.18	%(f)	1.17	%(f)	1.18	%(f)	1.25%
Ratios of net investment income (loss) to average net assets:
Before expense reimbursement and/or fee waiver, or recoupment by Adviser	(0.17	)%(e)	1.03%	0.32%		0.07%		0.56%		0.29%
After expense reimbursement and/or fee waiver, or recoupment by Adviser	(0.17	)%(e)	1.03%	0.32%		0.07%		0.54%		0.23%
Portfolio Turnover	34.35	%(d)	71.01%	38.84%		48.22%		53.73%		44.09%

(a)	Represents less than $(0.005) per share.
(b)	The selected per share data was calculated using the weighted average shares outstanding method for the period.
(c)	The total return is calculated using the Net Asset Value used for trading at the close of business at period end.
(d)	Not annualized.
(e)	Annualized.
(f)	Ratios of expenses to average net assets include interest expenses of less than 0.005% for each of the years ended October 31, 2012, October 31, 2011 and October 31, 2010, which are not included in the contractual expense limitation. The interest expenses are from utilizing the line of credit, as discussed in Note H to the Financial Statements.

See accompanying Notes to Financial Statements.

105

Aston Funds

ASTON/River Road Small Cap Value Fund – Class N	April 30, 2014

Financial Highlights

	Six Months Ended 04/30/14 (unaudited)		Year Ended 10/31/13	Year Ended 10/31/12	Year Ended 10/31/11		Year Ended 10/31/10		Year Ended 10/31/09

Net Asset Value, Beginning of Period	$17.05		$13.56	$12.20	$11.60		$10.22		$9.30

Income from Investment Operations:
Net investment income (loss)	(0.02	)(a)	0.16	0.03 (a)	(0.03)		0.03		0.01
Net realized and unrealized gain on investments	0.32		3.98	1.33	0.67		1.36		0.92

Total from investment operations	0.30		4.14	1.36	0.64		1.39		0.93

Less Distributions:
Distributions from and in excess of net investment income	(0.04)		(0.22)	—	(0.04)		(0.01)		(0.01)
Distributions from net realized gain on investments	(3.58)		(0.43)	—	—		—		—

Total distributions	(3.62)		(0.65)	—	(0.04)		(0.01)		(0.01)

Net increase (decrease) in net asset value	(3.32)		3.49	1.36	0.60		1.38		0.92

Net Asset Value, End of Period	$13.73		$17.05	$13.56	$12.20		$11.60		$10.22

Total Return (b)	1.43	%(c)	31.98%	11.15%	5.46%		13.60%		9.99%

Ratios/Supplemental Data:
Net Assets, End of Period (in 000’s)	$54,747		$56,793	$49,154	$91,347		$213,326		$216,221
Ratios of expenses to average net assets:
Before expense reimbursement and/or fee waiver by Adviser	1.33	%(d)	1.34%	1.37%	1.37	%(e)	1.39	%(e)	1.40%
After expense reimbursement and/or fee waiver by Adviser	1.33	%(d)	1.34%	1.37%	1.37	%(e)	1.39	%(e)	1.40	%(f)
Ratios of net investment income (loss) to average net assets:
Before expense reimbursement and/or fee waiver by Adviser	(0.31	)%(d)	1.03%	0.22%	(0.13)%		0.27%		0.05%
After expense reimbursement and/or fee waiver by Adviser	(0.31	)%(d)	1.03%	0.22%	(0.13)%		0.27%		0.05%
Portfolio Turnover	29.83	%(c)	56.08%	26.95%	42.29%		51.05%		35.83%

(a)	The selected per share data was calculated using the weighted average shares outstanding method for the period.
(b)	The total return is calculated using the Net Asset Value used for trading at the close of business at period end.
(c)	Not annualized.
(d)	Annualized.
(e)	Ratios of expenses to average net assets include interest expenses of less than 0.005% for each of the years ended October 31, 2011 and October 31, 2010, which are not included in the contractual expense limitation. The interest expenses are from utilizing the line of credit, as discussed in Note H to the Financial Statements.
(f)	The Adviser removed the contractual expense limitation of 1.50%, excluding interest, taxes, investment-related costs (such as brokerage commissions), extraordinary expenses and acquired fund fees and expenses, effective March 1, 2009.

See accompanying Notes to Financial Statements.

106

Aston Funds

ASTON/River Road Small Cap Value Fund – Class I	April 30, 2014

Financial Highlights

	Six Months Ended 04/30/14 (unaudited)		Year Ended 10/31/13	Year Ended 10/31/12	Year Ended 10/31/11		Year Ended 10/31/10		Year Ended 10/31/09

Net Asset Value, Beginning of Period	$17.13		$13.62	$12.22	$11.62		$10.24		$9.32

Income from Investment Operations:
Net investment income (loss)	—	(a)(b)	0.19	0.06 (a)	0.01		0.06		0.03
Net realized and unrealized gain on investments	0.32		4.01	1.34	0.65		1.35		0.92

Total from investment operations	0.32		4.20	1.40	0.66		1.41		0.95

Less Distributions:
Distributions from and in excess of net investment income	(0.08)		(0.26)	—	(0.06)		(0.03)		(0.03)
Distributions from net realized gain on investments	(3.58)		(0.43)	—	—		—		—

Total distributions	(3.66)		(0.69)	—	(0.06)		(0.03)		(0.03)

Net increase (decrease) in net asset value	(3.34)		3.51	1.40	0.60		1.38		0.92

Net Asset Value, End of Period	$13.79		$17.13	$13.62	$12.22		$11.62		$10.24

Total Return (c)	1.56	%(d)	32.36%	11.46%	5.70%		13.80%		10.31%

Ratios/Supplemental Data:
Net Assets, End of Period (in 000’s)	$261,120		$252,804	$240,075	$246,141		$255,344		$282,542
Ratios of expenses to average net assets:
Before expense reimbursement and/or fee waiver by Adviser	1.08	%(e)	1.09%	1.12%	1.12	%(f)	1.14	%(f)	1.15%
After expense reimbursement and/or fee waiver by Adviser	1.08	%(e)	1.09%	1.12%	1.12	%(f)	1.14	%(f)	1.15	%(g)
Ratios of net investment income (loss) to average net assets:
Before expense reimbursement and/or fee waiver by Adviser	(0.06	)%(e)	1.28%	0.47%	0.12%		0.52%		0.30%
After expense reimbursement and/or fee waiver by Adviser	(0.06	)%(e)	1.28%	0.47%	0.12%		0.52%		0.30%
Portfolio Turnover	29.83	%(d)	56.08%	26.95%	42.29%		51.05%		35.83%

(a)	The selected per share data was calculated using the weighted average shares outstanding method for the period.
(b)	Represents less than $(0.005) per share.
(c)	The total return is calculated using the Net Asset Value used for trading at the close of business at period end.
(d)	Not annualized.
(e)	Annualized.
(f)	Ratios of expenses to average net assets include interest expenses of less than 0.005% for each of the years ended October 31, 2011 and October 31, 2010, which are not included in the contractual expense limitation. The interest expenses are from utilizing the line of credit, as discussed in Note H to the Financial Statements.
(g)	The Adviser removed the contractual expense limitation of 1.25%, excluding interest, taxes, investment-related costs (such as brokerage commissions), extraordinary expenses and acquired fund fees and expenses, effective March 1, 2009.

See accompanying Notes to Financial Statements.

107

Aston Funds

ASTON/River Road Independent Value Fund – Class N	April 30, 2014

Financial Highlights

	Six Months Ended 04/30/14 (unaudited)		Year Ended 10/31/13		Year Ended 10/31/12		Period Ended 10/31/11(a)
Net Asset Value, Beginning of Period	$11.47		$11.42		$10.75		$10.00

Income from Investment Operations:
Net investment loss	(0.06)		(0.07)		(0.09	)(b)	(0.07	)(b)
Net realized and unrealized gain on investments	0.30		0.75		0.88		0.82

Total from investment operations	0.24		0.68		0.79		0.75

Less Distributions:
Distributions from net realized gain on investments	(0.45)		(0.63)		(0.12)		—

Total distributions	(0.45)		(0.63)		(0.12)		—

Net increase (decrease) in net asset value	(0.21)		0.05		0.67		0.75

Net Asset Value, End of Period	$11.26		$11.47		$11.42		$10.75

Total Return (c)	2.12	%(d)	6.37%		7.41%		7.50	%(d)

Ratios/Supplemental Data:
Net Assets, End of Period (in 000’s)	$308,274		$339,088		$362,416		$306,223
Ratios of expenses to average net assets:
Before earnings credit, expense reimbursement and/or fee waiver by Adviser	1.42	%(e)(f)	1.43	%(f)	1.44	%(f)	1.59	%(e)
After earnings credit, expense reimbursement and/or fee waiver Adviser	1.41	%(e)(f)	1.41	%(f)	1.42	%(f)	1.42	%(e)
Ratios of net investment loss to average net assets:
Before earnings credit, expense reimbursement and/or fee waiver by Adviser	(0.97	)%(e)	(0.61)%		(0.81)%		(0.98	)%(e)
After earnings credit, expense reimbursement and/or fee waiver Adviser	(0.96	)%(e)	(0.59)%		(0.79)%		(0.80	)%(e)
Portfolio Turnover	43.18	%(d)	82.24	%(g)	141.17%		105.69	%(d)

(a)	The inception date for the River Road Independent Value Fund Class N shares is December 31, 2010.
(b)	The selected per share data was calculated using the weighted average shares outstanding method for the period.
(c)	The total return is calculated using the Net Asset Value used for trading at the close of business at period end.
(d)	Not annualized.
(e)	Annualized.
(f)	Ratios of expenses to average net assets include Earnings Credits of 0.01% for the six months ended April 30, 2014 and year ended October 31, 2013 and less than 0.005% for the year ended October 31, 2012, which are not included in the contractual expense limitation. See Note I to the Financial Statements.
(g)	Portfolio turnover rate excludes securities received from processing a subscription-in-kind.

See accompanying Notes to Financial Statements.

108

Aston Funds

ASTON/River Road Independent Value Fund – Class I	April 30, 2014

Financial Highlights

	Six Months Ended 04/30/14 (unaudited)		Year Ended 10/31/13		Year Ended 10/31/12		Period Ended 10/31/11(a)
Net Asset Value, Beginning of Period	$11.54		$11.46		$10.75		$10.92

Income from Investment Operations:
Net investment loss	(0.04)		(0.04)		(0.06	)(b)	(0.02	)(b)
Net realized and unrealized gain (loss) on investments	0.29		0.75		0.89		(0.15)

Total from investment operations	0.25		0.71		0.83		(0.17)

Less Distributions:
Distributions from net realized gain on investments	(0.45)		(0.63)		(0.12)		—

Total distributions	(0.45)		(0.63)		(0.12)		—

Net increase (decrease) in net asset value	(0.20)		0.08		0.71		(0.17)

Net Asset Value, End of Period	$11.34		$11.54		$11.46		$10.75

Total Return (c)	2.19	%(d)	6.62%		7.68%		(1.47	)%(d)

Ratios/Supplemental Data:
Net Assets, End of Period (in 000’s)	$425,865		$386,268		$338,234		$85,478
Ratios of expenses to average net assets:
Before earnings credit, expense reimbursement and/or fee waiver by Adviser	1.17	%(e)(f)	1.18	%(f)	1.19	%(f)	1.34	%(e)
After earnings credit, expense reimbursement and/or fee waiver by Adviser	1.16	%(e)(f)	1.16	%(f)	1.17	%(f)	1.17	%(e)
Ratios of net investment loss to average net assets:
Before earnings credit, expense reimbursement and/or fee waiver by Adviser	(0.72	)%(e)	(0.36)%		(0.56)%		(0.73	)%(e)
After earnings credit, expense reimbursement and/or fee waiver, or recoupment by Adviser	(0.71	)%(e)	(0.34)%		(0.54)%		(0.55	)%(e)
Portfolio Turnover	43.18	%(d)	82.24	%(g)	141.17%		105.69	%(d)

(a)	The inception date for the River Road Independent Value Fund Class I shares is June 1, 2011.
(b)	The selected per share data was calculated using the weighted average shares outstanding method for the period.
(c)	The total return is calculated using the Net Asset Value used for trading at the close of business at period end.
(d)	Not annualized.
(e)	Annualized.
(f)	Ratios of expenses to average net assets include Earnings Credits of 0.01% for the six months ended April 30, 2014 and year ended October 31, 2013 and less than 0.005% for the year ended October 31, 2012, which are not included in the contractual expense limitation. See Note I to the Financial Statements.
(g)	Portfolio turnover rate excludes securities received from processing a subscription-in-kind.

See accompanying Notes to Financial Statements.

109

Aston Funds

ASTON/DoubleLine Core Plus Fixed Income Fund – Class N	April 30, 2014

Financial Highlights

	Six Months Ended 04/30/14 (unaudited)		Year Ended 10/31/13	Year Ended 10/31/12	Period Ended 10/31/11(a)
Net Asset Value, Beginning of Period	$10.65		$11.10	$10.44	$10.00

Income from Investment Operations:
Net investment income	0.18		0.30	0.33 (b)	0.12	(b)
Net realized and unrealized gain (loss) on investments	0.10		(0.33)	0.72	0.41

Total from investment operations	0.28		(0.03)	1.05	0.53

Less Distributions:
Distributions from and in excess of net investment income	(0.21)		(0.36)	(0.37)	(0.09)
Distributions from net realized gain on investments	—		(0.06)	(0.02)	—

Total distributions	(0.21)		(0.42)	(0.39)	(0.09)

Net increase (decrease) in net asset value	0.07		(0.45)	0.66	0.44

Net Asset Value, End of Period	$10.72		$10.65	$11.10	$10.44

Total Return (c)	2.65	%(d)	(0.28)%	10.25%	5.33	%(d)

Ratios/Supplemental Data:
Net Assets, End of Period (in 000’s)	$42,693		$66,368	$71,546	$22,657
Ratios of expenses to average net assets:
Before expense reimbursement and/or fee waiver by Adviser	1.10	%(e)	1.04%	1.35%	3.16	%(e)
After expense reimbursement and/or fee waiver by Adviser	0.94	%(e)	0.94%	0.94%	0.94	%(e)
Ratios of net investment income to average net assets:
Before expense reimbursement and/or fee waiver by Adviser	3.35	%(e)	2.66%	2.59%	1.63	%(e)
After expense reimbursement and/or fee waiver by Adviser	3.51	%(e)	2.77%	3.01%	3.85	%(e)
Portfolio Turnover	36.26	%(d)	125.07%	118.67%	38.49	%(d)

(a)	The inception date for the DoubleLine Core Plus Fixed Income Fund Class N shares is July 18, 2011.
(b)	The selected per share data was calculated using the weighted average shares outstanding method for the period.
(c)	The total return is calculated using the Net Asset Value used for trading at the close of business at period end.
(d)	Not annualized.
(e)	Annualized.

See accompanying Notes to Financial Statements.

110

Aston Funds

ASTON/DoubleLine Core Plus Fixed Income Fund – Class I	April 30, 2014

Financial Highlights

	Six Months Ended 04/30/14 (unaudited)		Year Ended 10/31/13	Year Ended 10/31/12	Period Ended 10/31/11(a)
Net Asset Value, Beginning of Period	$10.65		$11.10	$10.44	$10.00

Income from Investment Operations:
Net investment income	0.19		0.33	0.35 (b)	0.13	(b)
Net realized and unrealized gain (loss) on investments	0.10		(0.33)	0.73	0.41

Total from investment operations	0.29		—	1.08	0.54

Less Distributions:
Distributions from and in excess of net investment income	(0.22)		(0.39)	(0.40)	(0.10)
Distributions from net realized gain on investments	—		(0.06)	(0.02)	—

Total distributions	(0.22)		(0.45)	(0.42)	(0.10)

Net increase (decrease) in net asset value	0.07		(0.45)	0.66	0.44

Net Asset Value, End of Period	$10.72		$10.65	$11.10	$10.44

Total Return (c)	2.78	%(d)	(0.03)%	10.52%	5.38	%(d)

Ratios/Supplemental Data:
Net Assets, End of Period (in 000’s)	$83,147		$110,018	$105,335	$4,486
Ratios of expenses to average net assets:
Before expense reimbursement and/or fee waiver by Adviser	0.85	%(e)	0.79%	1.10%	2.91	%(e)
After expense reimbursement and/or fee waiver by Adviser	0.69	%(e)	0.69%	0.69%	0.69	%(e)
Ratios of net investment income to average net assets:
Before expense reimbursement and/or fee waiver by Adviser	3.60	%(e)	2.91%	2.84%	1.88	%(e)
After expense reimbursement and/or fee waiver by Adviser	3.76	%(e)	3.02%	3.26%	4.10	%(e)
Portfolio Turnover	36.26	%(d)	125.07%	118.67%	38.49	%(d)

(a)	The inception date for the DoubleLine Core Plus Fixed Income Fund Class I shares is July 18, 2011.
(b)	The selected per share data was calculated using the weighted average shares outstanding method for the period.
(c)	The total return is calculated using the Net Asset Value used for trading at the close of business at period end.
(d)	Not annualized.
(e)	Annualized.

See accompanying Notes to Financial Statements.

111

Aston Funds

ASTON/TCH Fixed Income Fund – Class N	April 30, 2014

Financial Highlights

	Six Months Ended 04/30/14 (unaudited)		Year Ended 10/31/13	Year Ended 10/31/12	Year Ended 10/31/11		Year Ended 10/31/10	Year Ended 10/31/09
Net Asset Value, Beginning of Period	$10.67		$11.11	$10.59	$10.49		$10.02	$8.60

Income from Investment Operations:
Net investment income	0.18	(a)	0.40 (a)	0.45 (a)	0.47	(a)	0.50 (a)	0.49 (a)
Net realized and unrealized gain (loss) on investments	0.13		(0.39)	0.56	0.10		0.47	1.44

Total from investment operations	0.31		0.01	1.01	0.57		0.97	1.93

Less Distributions:
Distributions from and in excess of net investment income	(0.20)		(0.45)	(0.49)	(0.47)		(0.50)	(0.51)

Total distributions	(0.20)		(0.45)	(0.49)	(0.47)		(0.50)	(0.51)

Net increase (decrease) in net asset value	0.11		(0.44)	0.52	0.10		0.47	1.42

Net Asset Value, End of Period	$10.78		$10.67	$11.11	$10.59		$10.49	$10.02

Total Return (b)	2.93	%(c)	0.13%	9.74%	5.62%		9.98%	22.99%

Ratios/Supplemental Data:
Net Assets, End of Period (in 000’s)	$43,450		$45,771	$59,772	$62,346		$46,274	$47,008
Ratios of expenses to average net assets:
Before expense reimbursement and/or fee waiver by Adviser	1.19	%(d)	1.02%	1.02%	1.14%		0.98%	0.96%
After expense reimbursement and/or fee waiver by Adviser	0.94	%(d)	0.84%	0.86%	0.88	%(e)	0.62%	0.61%
Ratios of net investment income to average net assets:
Before expense reimbursement and/or fee waiver by Adviser	3.21	%(d)	3.49%	4.03%	4.20%		4.51%	4.93%
After expense reimbursement and/or fee waiver by Adviser	3.45	%(d)	3.67%	4.19%	4.46%		4.87%	5.28%
Portfolio Turnover	14.54	%(c)	53.77%	57.43%	37.51%		23.92%	40.81%

(a)	The selected per share data was calculated using the weighted average shares outstanding method for the period.
(b)	The total return is calculated using the Net Asset Value used for trading at the close of business at period end.
(c)	Not annualized.
(d)	Annualized.
(e)	Effective March 1, 2011, the contractual expense limitation was increased from 0.74% to 0.94%, excluding interest, taxes, investment-related costs (such as brokerage commissions), extraordinary expenses and acquired fund fees and expenses.

See accompanying Notes to Financial Statements.

112

Aston Funds

ASTON/TCH Fixed Income Fund – Class I	April 30, 2014

Financial Highlights

	Six Months Ended 04/30/14 (unaudited)		Year Ended 10/31/13	Year Ended 10/31/12	Year Ended 10/31/11		Year Ended 10/31/10	Year Ended 10/31/09
Net Asset Value, Beginning of Period	$10.67		$11.11	$10.59	$10.49		$10.02	$8.60

Income from Investment Operations:
Net investment income	0.20	(a)	0.42 (a)	0.47 (a)	0.49	(a)	0.51 (a)	0.50 (a)
Net realized and unrealized gain (loss) on investments	0.12		(0.39)	0.55	0.11		0.48	1.44

Total from investment operations	0.32		0.03	1.02	0.60		0.99	1.94

Less Distributions:
Distributions from and in excess of net investment income	(0.21)		(0.47)	(0.50)	(0.50)		(0.52)	(0.52)

Total distributions	(0.21)		(0.47)	(0.50)	(0.50)		(0.52)	(0.52)

Net increase (decrease) in net asset value .	0.11		(0.44)	0.52	0.10		0.47	1.42

Net Asset Value, End of Period	$10.78		$10.67	$11.11	$10.59		$10.49	$10.02

Total Return (b)	3.06	%(c)	0.28%	9.93%	5.89%		10.11%	23.14%

Ratios/Supplemental Data:
Net Assets, End of Period (in 000’s)	$9,134		$8,742	$10,396	$10,423		$14,881	$20,276
Ratios of expenses to average net assets:
Before expense reimbursement and/or fee waiver by Adviser	0.94	%(d)	0.87%	0.85%	0.89%		0.85%	0.84%
After expense reimbursement and/or fee waiver by Adviser	0.69	%(d)	0.69%	0.69%	0.63	%(e)	0.49%	0.49%
Ratios of net investment income to average net assets:
Before expense reimbursement and/or fee waiver by Adviser	3.46	%(d)	3.64%	4.20%	4.45%		4.64%	5.05%
After expense reimbursement and/or fee waiver by Adviser	3.70	%(d)	3.82%	4.36%	4.71%		5.00%	5.40%
Portfolio Turnover	14.54	%(c)	53.77%	57.43%	37.51%		23.92%	40.81%

(a)	The selected per share data was calculated using the weighted average shares outstanding method for the period.
(b)	The total return is calculated using the Net Asset Value used for trading at the close of business at period end.
(c)	Not annualized.
(d)	Annualized.
(e)	Effective March 1, 2011, the contractual expense limitation was increased from 0.49% to 0.69%, excluding interest, taxes, investment-related costs (such as brokerage commissions), extraordinary expenses and acquired fund fees and expenses.

See accompanying Notes to Financial Statements.

113

Aston Funds

ASTON/Lake Partners LASSO Alternatives Fund – Class N	April 30, 2014

Financial Highlights

	Six Months Ended 04/30/14 (unaudited)		Year Ended 10/31/13		Year Ended 10/31/12		Year Ended 10/31/11		Period Ended 10/31/10(a)
Net Asset Value, Beginning of Period	$13.34		$12.39		$11.94		$11.97		$11.48

Income from Investment Operations:
Net investment income (loss)	(0.03	)(b)	—	(b)(c)	0.04	(b)	(0.01	)(b)	0.04	(b)
Net realized and unrealized gain on investments	0.47		1.11		0.59		0.13		0.45

Total from investment operations	0.44		1.11		0.63		0.12		0.49

Less Distributions:
Distributions from and in excess of net investment income	(0.09)		(0.16)		(0.18)		(0.08)		—
Distributions from capital gains	(0.04)		—		—		(0.07)		—

Total distributions	(0.13)		(0.16)		(0.18)		(0.15)		—

Net increase (decrease) in net asset value	0.31		0.95		0.45		(0.03)		0.49

Net Asset Value, End of Period	$13.65		$13.34		$12.39		$11.94		$11.97

Total Return (d)	3.35	%(e)	9.05%		5.34%		0.92%		4.27	%(e)

Ratios/Supplemental Data:
Net Assets, End of Period (in 000’s)	$46,954		$54,388		$33,719		$17,626		$8,296
Ratios of expenses to average net assets:
Before earnings credit, expense reimbursement and/or fee waiver, or recoupment by Adviser (f)	1.42	%(g)	1.43	%(h)	1.41	%(h)(i)	1.53%		2.19	%(g)
After earnings credit, expense reimbursement and/or fee waiver, or recoupment by Adviser (f)	1.45	%(g)	1.45	%(h)	1.45	%(h)(i)	1.45%		1.45	%(g)(j)
Ratios of net investment income (loss) to average net assets:
Before earnings credit, expense reimbursement and/or fee waiver, or recoupment by Adviser	(0.35	)%(g)	—	%(c)	0.36	%(i)	(0.17)%		(0.25	)%(g)
After earnings credit, expense reimbursement and/or fee waiver, or recoupment by Adviser	(0.38	)%(g)	(0.03)%		0.32	%(i)	(0.10)%		0.49	%(g)
Portfolio Turnover	18.58	%(e)	43.55%		45.60%		79.77%		116.68	%(e)

(a)	The inception date for the Lake Partners LASSO Alternatives Fund Class N shares is March 3, 2010.
(b)	The selected per share data was calculated using the weighted average shares outstanding method for the period.
(c)	Represents less than $0.005 per share or less than 0.005%.
(d)	The total return is calculated using the Net Asset Value used for trading at the close of business at period end.
(e)	Not annualized.
(f)	Does not include expenses of the underlying funds in which the Fund invests.
(g)	Annualized.
(h)	Ratios of expenses to average net assets include Earnings Credits of less than 0.005% for each of the years ended October 31, 2013 and October 31, 2012, which are not included in the contractual expense limitation. See Note I to the Financial Statements.
(i)	Ratios of expenses and net investment income to average net assets include advisory fee waiver of less than 0.005% for the year ended October 31, 2012.
(j)	Effective March 30, 2010, the contractual expense limitation was decreased from 1.60% to 1.45%, excluding interest, taxes, investment-related costs (such as brokerage commissions), extraordinary expenses and acquired fund fees and expenses.

See accompanying Notes to Financial Statements.

114

Aston Funds

ASTON/Lake Partners LASSO Alternatives Fund – Class I	April 30, 2014

Financial Highlights

	Six Months Ended 04/30/14 (unaudited)		Year Ended 10/31/13		Year Ended 10/31/12		Year Ended 10/31/11	Year Ended 10/31/10		Period Ended 10/31/09(a)

Net Asset Value, Beginning of Period	$13.38		$12.42		$11.97		$11.98	$11.15		$10.00

Income from Investment Operations:
Net investment income (loss)	(0.01	)(b)	0.03	(b)	0.07	(b)	0.02 (b)	0.08	(b)	—	(c)
Net realized and unrealized gain on investments	0.47		1.11		0.59		0.13	0.89		1.15

Total from investment operations	0.46		1.14		0.66		0.15	0.97		1.15

Less Distributions:
Distributions from and in excess of net investment income	(0.12)		(0.18)		(0.21)		(0.09)	(0.07)		—
Distributions from net realized gain on investments	(0.04)		—		—		(0.07)	(0.07)		—

Total distributions	(0.16)		(0.18)		(0.21)		(0.16)	(0.14)		—

Net increase (decrease) in net asset value	0.30		0.96		0.45		(0.01)	0.83		1.15

Net Asset Value, End of Period	$13.68		$13.38		$12.42		$11.97	$11.98		$11.15

Total Return (d)	3.49	%(e)	9.31%		5.56%		1.22%	8.74%		11.50	%(e)

Ratios/Supplemental Data:
Net Assets, End of Period (in 000’s)	$447,636		$416,475		$253,343		$189,999	$19,723		$1,845
Ratios of expenses to average net assets:
Before earnings credit, expense reimbursement and/or fee waiver, or recoupment by Adviser (f)	1.17	%(g)	1.18	%(h)	1.16	%(h)(i)	1.28%	2.32%		18.16	%(g)
After earnings credit, expense reimbursement and/or fee waiver, or recoupment by Adviser (f)	1.20	%(g)	1.20	%(h)	1.20	%(h)(i)	1.20%	1.24	%(j)	1.35	%(g)
Ratios of net investment income (loss) to average net assets:
Before earnings credit, expense reimbursement and/or fee waiver, or recoupment by Adviser	(0.10	)%(g)	0.25%		0.61	%(i)	0.08%	(0.41)%		(16.92	)%(g)
After earnings credit, expense reimbursement and/or fee waiver, or recoupment by Adviser	(0.13	)%(g)	0.22%		0.57	%(i)	0.15%	0.67%		(0.11	)%(g)
Portfolio Turnover	18.58	%(e)	43.55%		45.60%		79.77%	116.68%		65.93	%(e)

(a)	The inception date for the Lake Partners LASSO Alternatives Fund Class I shares is April 1, 2009.
(b)	The selected per share data was calculated using the weighted average shares outstanding method for the period.
(c)	Represents less than $(0.005) per share.
(d)	The total return is calculated using the Net Asset Value used for trading at the close of business at period end.
(e)	Not annualized.
(f)	Does not include expenses of the underlying funds in which the Fund invests.
(g)	Annualized.
(h)	Ratios of expenses to average net assets include Earnings Credits of less than 0.005% for each of the years ended October 31, 2013 and October 31, 2012, which are not included in the contractual expense limitation. See Note I to the Financial Statements.
(i)	Ratios of expenses and net investment income to average net assets include advisory fee waiver of less than 0.005% for the year ended October 31, 2012.
(j)	Effective March 30, 2010, the contractual expense limitation was decreased from 1.35% to 1.20%, excluding interest, taxes, investment-related costs (such as brokerage commissions), extraordinary expenses and acquired fund fees and expenses.

See accompanying Notes to Financial Statements.

115

Aston Funds

ASTON/Anchor Capital Enhanced Equity Fund – Class N	April 30, 2014

Financial Highlights

	Six Months Ended 04/30/14 (unaudited)		Year Ended 10/31/13		Year Ended 10/31/12		Year Ended 10/31/11		Year Ended 10/31/10	Year Ended 10/31/09

Net Asset Value, Beginning of Period	$9.39		$8.68		$9.61		$9.41		$8.57	$8.09

Income from Investment Operations:
Net investment income	0.08		0.20		0.16		0.14		0.10	0.11
Net realized and unrealized gain on investments	—	(a)	0.86		0.11		0.56		0.84	1.02

Total from investment operations	0.08		1.06		0.27		0.70		0.94	1.13

Less Distributions:
Distributions from and in excess of net investment income	(0.08)		(0.20)		(0.16)		(0.13)		(0.10)	(0.13)
Distributions from net realized gain on investments	—		(0.15)		(1.04)		(0.37)		—	(0.52)

Total distributions	(0.08)		(0.35)		(1.20)		(0.50)		(0.10)	(0.65)

Net increase (decrease) in net asset value	—		0.71		(0.93)		0.20		0.84	0.48

Net Asset Value, End of Period	$9.39		$9.39		$8.68		$9.61		$9.41	$8.57

Total Return (b)	0.91	%(c)	12.60%		3.12%		7.69%		11.05%	15.86%

Ratios/Supplemental Data:
Net Assets, End of Period (in 000’s)	$106,020		$101,663		$106,191		$48,365		$46,423	$22,552
Ratios of expenses to average net assets:
Before earnings credit, expense reimbursement and/or fee waiver, or recoupment by Adviser	1.21	%(d)	1.23	%(e)	1.22	%(e)(f)	1.24	%(f)	1.37%	2.11%
After earnings credit, expense reimbursement and/or fee waiver, or recoupment by Adviser	1.21	%(d)	1.23	%(e)	1.27	%(e)(f)	1.33	%(f)	1.40%	1.25	%(g)
Ratios of net investment income to average net assets:
Before earnings credit, expense reimbursement and/or fee waiver, or recoupment by Adviser	1.92	%(d)	2.24%		1.82%		1.51%		1.20%	0.55%
After earnings credit, expense reimbursement and/or fee waiver, or recoupment by Adviser	1.92	%(d)	2.24%		1.78%		1.41%		1.17%	1.41%
Portfolio Turnover	21.80	%(c)	77.70%		56.33%		87.37%		41.33%	51.56%

(a)	Represents less than $0.005 per share.
(b)	The total return is calculated using the Net Asset Value used for trading at the close of business at period end.
(c)	Not annualized.
(d)	Annualized.
(e)	Ratios of expenses to average net assets include Earnings Credits of less than 0.005% for each of the years ended October 31, 2013 and October 31, 2012, which are not included in the contractual expense limitation. See Note I to the Financial Statements.
(f)	Ratios of expenses to average net assets include interest expenses of less than 0.005% for each of the years ended October 31, 2012 and October 31, 2011, which are not included in the contractual expense limitation. The interest expenses are from utilizing the line of credit as discussed in Note H to the Financial Statements.
(g)	Effective June 1, 2009, due to the change in Subadviser, the contractual expense limitation was increased from 1.10% to 1.40%, excluding interest, taxes, investment-related costs (such as brokerage commissions), extraordinary expenses and acquired fund fees and expenses.

See accompanying Notes to Financial Statements.

116

Aston Funds

ASTON/Anchor Capital Enhanced Equity Fund – Class I	April 30, 2014

Financial Highlights

	Six Months Ended 04/30/14 (unaudited)		Year Ended 10/31/13		Year Ended 10/31/12		Year Ended 10/31/11		Period Ended 10/31/10(a)

Net Asset Value, Beginning of Period	$9.40		$8.69		$9.62		$9.41		$9.04

Income from Investment Operations:
Net investment income	0.10		0.22		0.18		0.16		0.09
Net realized and unrealized gain on investments	—	(b)	0.86		0.11		0.57		0.37

Total from investment operations	0.10		1.08		0.29		0.73		0.46

Less Distributions:
Distributions from and in excess of net investment income	(0.10)		(0.22)		(0.18)		(0.15)		(0.09)
Distributions from net realized gain on investments	—		(0.15)		(1.04)		(0.37)		—

Total distributions	(0.10)		(0.37)		(1.22)		(0.52)		(0.09)

Net increase (decrease) in net asset value	—		0.71		(0.93)		0.21		0.37

Net Asset Value, End of Period	$9.40		$9.40		$8.69		$9.62		$9.41

Total Return (c)	1.03	%(d)	12.88%		3.46%		7.97%		5.10	%(d)

Ratios/Supplemental Data:
Net Assets, End of Period (in 000’s)	$77,407		$58,099		$71,618		$64,840		$46,140
Ratios of expenses to average net assets:
Before earnings credit, expense reimbursement and/or fee waiver, or recoupment by Adviser	0.96	%(e)	0.98	%(f)	0.97	%(f)(g)	0.99	%(g)	1.10	%(e)
After earnings credit, expense reimbursement and/or fee waiver, or recoupment by Adviser	0.96	%(e)	0.98	%(f)	1.02	%(f)(g)	1.08	%(g)	1.15	%(e)
Ratios of net investment income to average net assets:
Before earnings credit, expense reimbursement and/or fee waiver, or recoupment by Adviser	2.17	%(e)	2.49%		2.07%		1.76%		1.37	%(e)
After earnings credit, expense reimbursement and/or fee waiver, or recoupment by Adviser	2.17	%(e)	2.49%		2.03%		1.66%		1.32	%(e)
Portfolio Turnover	21.80	%(d)	77.70%		56.33%		87.37%		41.33	%(d)

(a)	The inception date for the Anchor Capital Enhanced Equity Fund Class I shares is March 3, 2010.
(b)	Represents less than $0.005 per share.
(c)	The total return is calculated using the Net Asset Value used for trading at the close of business at period end.
(d)	Not annualized.
(e)	Annualized.
(f)	Ratios of expenses to average net assets include Earnings Credits of less than 0.005% for each of the years ended October 31, 2013 and October 31, 2012, which are not included in the contractual expense limitation. See Note I to the Financial Statements.
(g)	Ratios of expenses to average net assets include interest expenses of less than 0.005% for each of the years ended October 31, 2012 and October 31, 2011, which are not included in the contractual expense limitation. The interest expenses are from utilizing the line of credit as discussed in Note H to the Financial Statements.

See accompanying Notes to Financial Statements.

117

Aston Funds

ASTON/River Road Long-Short Fund – Class N	April 30, 2014

Financial Highlights

	Six Months Ended 04/30/14 (unaudited)		Year Ended 10/31/13		Year Ended 10/31/12	Period Ended 10/31/11(a)

Net Asset Value, Beginning of Period	$12.02		$10.73		$9.91	$10.00

Income from Investment Operations:
Net investment loss	(0.08)		(0.17	)(b)	(0.18)	(0.04	)(b)
Net realized and unrealized gain (loss) on investments	(0.15)		2.02		1.00	(0.05)

Total from investment operations	(0.23)		1.85		0.82	(0.09)

Less Distributions:
Distributions from net realized gain on investments	(0.29)		(0.56)		—	—

Total distributions	(0.29)		(0.56)		—	—

Net increase (decrease) in net asset value	(0.52)		1.29		0.82	(0.09)

Net Asset Value, End of Period	$11.50		$12.02		$10.73	$9.91

Total Return (c)	(1.99	)%(d)	18.14%		8.17%	(0.80	)%(d)

Ratios/Supplemental Data:
Net Assets, End of Period (in 000’s)	$99,996		$108,966		$7,506	$4,594
Ratios of expenses to average net assets:
Before expense reimbursement and/or fee waiver, or recoupment by Adviser, including interest and dividend expense for securities sold short	2.45	%(e)	2.54%		5.03%	8.68	%(e)
After expense reimbursement and/or fee waiver, or recoupment by Adviser, including interest and dividend expense for securities sold short	2.49	%(e)	2.38%		3.11%	2.72	%(e)
After expense reimbursement and/or fee waiver, or recoupment by Adviser, excluding interest and dividend expense for securities sold short	1.70	%(e)	1.70%		1.70%	1.70	%(e)
Ratios of net investment loss to average net assets:
Before expense reimbursement and/or fee waiver, or recoupment by Adviser	(1.17	)%(e)	(1.62)%		(3.63)%	(6.80	)%(e)
After expense reimbursement and/or fee waiver, or recoupment by Adviser	(1.22	)%(e)	(1.46)%		(1.71)%	(0.84	)%(e)
Portfolio Turnover	157.71	%(d)	291.36%		277.72%	127.32	%(d)

(a)	The inception date for the River Road Long-Short Fund Class N shares is May 4, 2011.
(b)	The selected per share data was calculated using the weighted average shares outstanding method for the period.
(c)	The total return is calculated using the Net Asset Value used for trading at the close of business at period end.
(d)	Not annualized.
(e)	Annualized.

See accompanying Notes to Financial Statements.

118

Aston Funds

ASTON/River Road Long-Short Fund – Class I	April 30, 2014

Financial Highlights

	Six Months Ended 04/30/14 (unaudited)		Period Ended 10/31/13(a)
Net Asset Value, Beginning of Period	$12.05		$10.96

Income from Investment Operations:
Net investment loss	(0.05)		(0.10	)(b)
Net realized and unrealized gain on investments	(0.17)		1.19

Total from investment operations	(0.22)		1.09

Less Distributions
Distributions from net realized gain on investments	(0.29)		—

Total distributions	(0.29)		—

Net increase (decrease) in net asset value	(0.51)		1.09

Net Asset Value, End of Period	$11.54		$12.05

Total Return (c)	(1.82	)%(d)	9.85	%(d)

Ratios/Supplemental Data:
Net Assets, End of Period (in 000’s)	$110,416		$71,175
Ratios of expenses to average net assets:
Before expense reimbursement and/or fee waiver, or recoupment by Adviser, including interest and dividend expense for securities sold short	2.20	%(e)	2.20	%(e)
After expense reimbursement and/or fee waiver, or recoupment by Adviser, including interest and dividend expense for securities sold short	2.24	%(e)	2.10	%(e)
After expense reimbursement and/or fee waiver, or recoupment by Adviser, excluding interest and dividend expense for securities sold short	1.45	%(e)	1.45	%(e)
Ratios of net investment loss to average net assets:
Before expense reimbursement and/or fee waiver, or recoupment by Adviser	(0.92	)%(e)	(1.44	)%(e)
After expense reimbursement and/or fee waiver, or recoupment by Adviser	(0.97	)%(e)	(1.33	)%(e)
Portfolio Turnover	157.71	%(d)	291.36	%(d)

(a)	The inception date for the River Road Long-Short Fund Class I shares is March 4, 2013.
(b)	The selected per share data was calculated using the weighted average shares outstanding method for the period.
(c)	The total return is calculated using the Net Asset Value used for trading at the close of business at period end.
(d)	Not annualized.
(e)	Annualized.

See accompanying Notes to Financial Statements.

119

Aston Funds

ASTON/Barings International Fund – Class N	April 30, 2014

Financial Highlights

	Six Months Ended 04/30/14 (unaudited)		Year Ended 10/31/13	Year Ended 10/31/12	Year Ended 10/31/11		Period Ended 10/31/10(a)
Net Asset Value, Beginning of Period	$7.81		$6.87	$6.81	$7.24		$6.48

Income from Investment Operations:
Net investment income	0.09		0.11 (b)	0.10 (b)	0.07	(b)	0.06	(b)
Net realized and unrealized gain (loss) on investments	0.05		1.00	0.17	(0.37)		0.70

Total from investment operations	0.14		1.11	0.27	(0.30)		0.76

Less Distributions:
Distributions from and in excess of net investment income	(0.18)		(0.09)	(0.04)	(0.13)		—
Distributions from net realized gain on investments	(0.48)		(0.08)	(0.17)	—		—

Total distributions	(0.66)		(0.17)	(0.21)	(0.13)		—

Net increase (decrease) in net asset value	(0.52)		0.94	0.06	(0.43)		0.76

Net Asset Value, End of Period	$7.29		$7.81	$6.87	$6.81		$7.24

Total Return (c)	1.71	%(d)	16.64%	4.28%	(4.22)%		11.73	%(d)

Ratios/Supplemental Data:
Net Assets, End of Period (in 000’s)	$494		$477	$421	$393		$184
Ratios of expenses to average net assets:
Before expense reimbursement and/or fee waiver by Adviser	1.99	%(e)	1.67%	1.60%	1.68%		1.72	%(e)
After expense reimbursement and/or fee waiver by Adviser	1.40	%(e)	1.40%	1.40%	1.40	%(f)	1.40	%(e)
Ratios of net investment income to average net assets:
Before expense reimbursement and/or fee waiver by Adviser	1.75	%(e)	1.26%	1.30%	0.76%		1.07	%(e)
After expense reimbursement and/or fee waiver by Adviser	2.34	%(e)	1.53%	1.50%	1.04%		1.39	%(e)
Portfolio Turnover	26.72	%(d)	55.78%	33.48%	58.96%		65.32	%(d)

(a)	The inception date for the Barings International Fund Class N shares is March 3, 2010.
(b)	The selected per share data was calculated using the weighted average shares outstanding method for the period.
(c)	The total return is calculated using the Net Asset Value used for trading at the close of business at period end.
(d)	Not annualized.
(e)	Annualized.
(f)	For the period November 1, 2010 through February 28, 2011, the Adviser implemented a voluntary expense limitation of 1.40%. Effective March 1, 2011, the contractual expense limitation was decreased from 1.50% to 1.40%, excluding interest, taxes, investment-related costs (such as brokerage commissions), extraordinary expenses and acquired fund fees and expenses.

See accompanying Notes to Financial Statements.

120

Aston Funds

ASTON/Barings International Fund – Class I	April 30, 2014

Financial Highlights

	Six Months Ended 04/30/14 (unaudited)		Year Ended 10/31/13	Year Ended 10/31/12	Year Ended 10/31/11		Year Ended 10/31/10	Year Ended 10/31/09

Net Asset Value, Beginning of Period	$7.82		$6.89	$6.82	$7.26		$6.44	$5.08

Income from Investment Operations:
Net investment income	0.10		0.13 (a)	0.12 (a)	0.09	(a)	0.06 (a)	0.10 (a)
Net realized and unrealized gain (loss) on investments	0.06		0.99	0.18	(0.38)		0.78	1.27 (b)

Total from investment operations	0.16		1.12	0.30	(0.29)		0.84	1.37

Less Distributions:
Distributions from and in excess of net investment income	(0.20)		(0.11)	(0.06)	(0.15)		(0.02)	(0.01)
Distributions from net realized gain on investments	(0.48)		(0.08)	(0.17)	—		—	—

Total distributions	(0.68)		(0.19)	(0.23)	(0.15)		(0.02)	(0.01)

Net increase (decrease) in net asset value	(0.52)		0.93	0.07	(0.44)		0.82	1.36

Net Asset Value, End of Period	$7.30		$7.82	$6.89	$6.82		$7.26	$6.44

Total Return (c)	1.96	%(d)	16.72%	4.72%	(4.09)%		12.89%	27.11%

Ratios/Supplemental Data:
Net Assets, End of Period (in 000’s)	$28,452		$37,507	$61,662	$52,390		$47,985	$28,277
Ratios of expenses to average net assets:
Before expense reimbursement and/or fee waiver by Adviser	1.74	%(e)	1.42%	1.35%	1.43%		1.47%	2.01%
After expense reimbursement and/or fee waiver by Adviser	1.15	%(e)	1.15%	1.15%	1.15	%(f)	1.15%	1.15%
Ratios of net investment income to average net assets:
Before expense reimbursement and/or fee waiver by Adviser	2.00	%(e)	1.51%	1.55%	1.01%		0.63%	0.80%
After expense reimbursement and/or fee waiver by Adviser	2.59	%(e)	1.78%	1.75%	1.29%		0.95%	1.66%
Portfolio Turnover	26.72	%(d)	55.78%	33.48%	58.96%		65.32%	115.51%

(a)	The selected per share data was calculated using the weighted average shares outstanding method for the period.
(b)	Includes payments by affiliates of less than $0.005 per share.
(c)	The total return is calculated using the Net Asset Value used for trading at the close of business at period end.
(d)	Not annualized.
(e)	Annualized.
(f)	For the period November 1, 2010 through February 28, 2011, the Adviser implemented a voluntary expense limitation of 1.15%. Effective March 1, 2011, the contractual expense limitation was decreased from 1.25% to 1.15%, excluding interest, taxes, investment-related costs (such as brokerage commissions), extraordinary expenses and acquired fund fees and expenses.

See accompanying Notes to Financial Statements.

121

Aston Funds

ASTON/Guardian Capital Global Dividend Fund – Class N	April 30, 2014

Financial Highlights

	Period Ended 04/30/14(a) (unaudited)
Net Asset Value, Beginning of Period	$10.00

Income from Investment Operations:
Net investment income	0.01
Net realized and unrealized gain on investments	0.34

Total from investment operations	0.35

Net increase in net asset value	10.35

Net Asset Value, End of Period	$10.35

Total Return (b)	3.50	%(c)

Ratios/Supplemental Data:
Net Assets, End of Period (in 000’s)	$1,035
Ratios of expenses to average net assets:
Before expense reimbursement and/or fee waiver by Adviser	6.51	%(d)
After expense reimbursement and/or fee waiver by Adviser	1.30	%(d)
Ratios of net investment income (loss) to average net assets:
Before expense reimbursement and/or fee waiver by Adviser	(2.41	)%(d)
After expense reimbursement and/or fee waiver by Adviser	2.80	%(d)
Portfolio Turnover	4.05	%(c)

(a)	The inception date for the Guardian Capital Global Dividend Fund Class N shares is April 14, 2014.
(b)	The total return is calculated using the Net Asset Value used for trading at the close of business at period end.
(c)	Not annualized.
(d)	Annualized.

See accompanying Notes to Financial Statements.

122

Aston Funds

ASTON/Guardian Capital Global Dividend Fund – Class I	April 30, 2014

Financial Highlights

	Period Ended 04/30/14(a) (unaudited)

Net Asset Value, Beginning of Period	$10.00

Income from Investment Operations:
Net investment income	0.01
Net realized and unrealized gain on investments	0.34

Total from investment operations	0.35

Net increase in net asset value	10.35

Net Asset Value, End of Period	$10.35

Total Return (b)	3.50	%(c)

Ratios/Supplemental Data:
Net Assets, End of Period (in 000’s)	$3,105
Ratios of expenses to average net assets:
Before expense reimbursement and/or fee waiver by Adviser	6.26	%(d)
After expense reimbursement and/or fee waiver by Adviser	1.05	%(d)
Ratios of net investment income (loss) to average net assets:
Before expense reimbursement and/or fee waiver by Adviser	(2.16	)%(d)
After expense reimbursement and/or fee waiver by Adviser	3.05	%(d)
Portfolio Turnover	4.05	%(c)

(a)	The inception date for the Guardian Capital Global Dividend Fund Class I shares is April 14, 2014.
(b)	The total return is calculated using the Net Asset Value used for trading at the close of business at period end.
(c)	Not annualized.
(d)	Annualized.

See accompanying Notes to Financial Statements.

123

Aston Funds

ASTON/LMCG Emerging Markets Fund – Class N	April 30, 2014

Financial Highlights

	Six Months Ended 04/30/14 (unaudited)		Period Ended 10/31/13(a)
Net Asset Value, Beginning of Period	$9.65		$10.00

Income from Investment Operations:
Net investment income	0.01		0.08	(b)
Net realized and unrealized loss on investments	(0.38)		(0.43)

Total from investment operations	(0.37)		(0.35)

Less Distributions:
Distributions from and in excess of net investment	(0.14)		—

Total distributions	(0.14)		—

Net decrease in net asset value	(0.51)		(0.35)

Net Asset Value, End of Period	$9.14		$9.65

Total Return (c)	(3.82	)%(d)	(3.50	)%(d)

Ratios/Supplemental Data:
Net Assets, End of Period (in 000’s)	$665		$675
Ratios of expenses to average net assets:
Before expense reimbursement and/or fee waiver by Adviser	6.45	%(e)	7.24	%(e)
After expense reimbursement and/or fee waiver by Adviser	1.65	%(e)	1.65	%(e)
Ratios of net investment income (loss) to average net assets:
Before expense reimbursement and/or fee waiver by Adviser	(4.52	)%(e)	(4.13	)%(e)
After expense reimbursement and/or fee waiver by Adviser	0.28	%(e)	1.46	%(e)
Portfolio Turnover	32.14	%(d)	101.96	%(d)

(a)	The inception date for the LMCG Emerging Markets Fund Class N shares is March 28, 2013.
(b)	The selected per share data was calculated using the weighted average shares outstanding method for the period.
(c)	The total return is calculated using the Net Asset Value used for trading at the close of business at period end.
(d)	Not annualized.
(e)	Annualized.

See accompanying Notes to Financial Statements.

124

Aston Funds

ASTON/LMCG Emerging Markets Fund – Class I	April 30, 2014

Financial Highlights

	Six Months Ended 04/30/14 (unaudited)		Period Ended 10/31/13 (a)

Net Asset Value, Beginning of Period	$9.67		$10.00

Income from Investment Operations:
Net investment income	0.03		0.10	(b)
Net realized and unrealized loss on investments	(0.38)		(0.43)

Total from investment operations	(0.35)		(0.33)

Less Distributions:
Distributions from and in excess of net investment	(0.16)		—

Total distributions	(0.16)		—

Net decrease in net asset value	(0.51)		(0.33)

Net Asset Value, End of Period	9.16		$9.67

Total Return (c)	(3.63	)%(d)	(3.30	)%(d)

Ratios/Supplemental Data:
Net Assets, End of Period (in 000’s)	$3,419		$3,307
Ratios of expenses to average net assets:
Before expense reimbursement and/or fee waiver by Adviser	6.20	%(e)	6.99	%(e)
After expense reimbursement and/or fee waiver by Adviser	1.40	%(e)	1.40	%(e)
Ratios of net investment income (loss) to average net assets:
Before expense reimbursement and/or fee waiver by Adviser	(4.27	)%(e)	(3.88	)%(e)
After expense reimbursement and/or fee waiver by Adviser	0.53	%(e)	1.71	%(e)
Portfolio Turnover	32.14	%(d)	101.96	%(d)

(a)	The inception date for the LMCG Emerging Markets Fund Class I shares is March 28, 2013.
(b)	The selected per share data was calculated using the weighted average shares outstanding method for the period.
(c)	The total return is calculated using the Net Asset Value used for trading at the close of business at period end.
(d)	Not annualized.
(e)	Annualized.

See accompanying Notes to Financial Statements.

125

Aston Funds

ASTON/Pictet International Fund – Class N	April 30, 2014

Financial Highlights

	Period Ended 04/30/14(a) (unaudited)
Net Asset Value, Beginning of Period	$10.00

Income from Investment Operations:
Net investment income	—	(b)
Net realized and unrealized gain on investments	0.19

Total from investment operations	0.19

Net increase in net asset value	0.19

Net Asset Value, End of Period	$10.19

Total Return (c)	1.90	%(d)

Ratios/Supplemental Data:
Net Assets, End of Period (in 000’s)	$1,019
Ratios of expenses to average net assets:
Before expense reimbursement and/or fee waiver by Adviser	3.73	%(e)
After expense reimbursement and/or fee waiver by Adviser	1.40	%(e)
Ratios of net investment income (loss) to average net assets:
Before expense reimbursement and/or fee waiver by Adviser	(1.69	)%(e)
After expense reimbursement and/or fee waiver by Adviser	0.64	%(e)
Portfolio Turnover	1.54	%(d)

(a)	The inception date for the Pictet International Fund Class N shares is April 14, 2014.
(b)	Represents less than $0.005 per share.
(c)	The total return is calculated using the Net Asset Value used for trading at the close of business at period end.
(d)	Not annualized.
(e)	Annualized.

See accompanying Notes to Financial Statements.

126

Aston Funds

ASTON/Pictet International Fund – Class I	April 30, 2014

Financial Highlights

	Period Ended 04/30/14(a) (unaudited)

Net Asset Value, Beginning of Period	$10.00

Income from Investment Operations:
Net investment income	—	(b)
Net realized and unrealized gain on investments	0.19

Total from investment operations	0.19

Net increase in net asset value	0.19

Net Asset Value, End of Period	$10.19

Total Return (c)	1.90	%(d)

Ratios/Supplemental Data:
Net Assets, End of Period (in 000’s)	$9,172
Ratios of expenses to average net assets:
Before expense reimbursement and/or fee waiver by Adviser	3.48	%(e)
After expense reimbursement and/or fee waiver by Adviser	1.15	%(e)
Ratios of net investment income (loss) to average net assets:
Before expense reimbursement and/or fee waiver by Adviser	(1.44	)%(e)
After expense reimbursement and/or fee waiver by Adviser	0.90	%(e)
Portfolio Turnover	1.54	%(d)

(a)	The inception date for the Pictet International Fund Class I shares is April 14, 2014.
(b)	Represents less than $0.005 per share.
(c)	The total return is calculated using the Net Asset Value used for trading at the close of business at period end.
(d)	Not annualized.
(e)	Annualized.

See accompanying Notes to Financial Statements.

127

Aston Funds

ASTON/Harrison Street Real Estate Fund – Class N	April 30, 2014

Financial Highlights

	Six Months Ended 04/30/14 (unaudited)		Year Ended 10/31/13	Year Ended 10/31/12		Year Ended 10/31/11		Year Ended 10/31/10		Year Ended 10/31/09

Net Asset Value, Beginning of Period	$11.29		$10.49	$8.97		$8.16		$5.77		$6.08

Income from Investment Operations:
Net investment income	0.03	(a)	0.17 (a)	0.15	(a)	0.15	(a)	0.14	(a)	0.15 (a)
Net realized and unrealized gain (loss) on investments	0.47		0.79 (b)	1.44		0.79		2.36		(0.28)

Total from investment operations	0.50		0.96	1.59		0.94		2.50		(0.13)

Less Distributions:
Distributions from and in excess of net investment income	(0.13)		(0.16)	(0.07)		(0.13)		(0.11)		(0.18)

Total distributions	(0.13)		(0.16)	(0.07)		(0.13)		(0.11)		(0.18)

Net increase (decrease) in net asset value .	0.37		0.80	1.52		0.81		2.39		(0.31)

Net Asset Value, End of Period	$11.66		$11.29	$10.49		$8.97		$8.16		$5.77

Total Return (c)	4.50	%(d)	9.30%	17.85%		11.66%		43.77%		(1.44)%

Ratios/Supplemental Data:
Net Assets, End of Period (in 000’s)	$12,323		$13,093	$10,381		$6,287		$6,158		$4,011
Ratios of expenses to average net assets:
Before expense reimbursement and/or fee waiver by Adviser	2.33	%(e)	2.22%	2.36%		1.61	%(f)	1.68	%(f)	1.94%
After expense reimbursement and/or fee waiver by Adviser	1.37	%(e)	1.37%	1.37%		1.29	%(f)	1.37	%(f)	1.37%
Ratios of net investment income (loss) to average net assets:
Before expense reimbursement and/or fee waiver by Adviser	(0.43	)%(e)	0.67%	0.53%		1.36%		1.65%		2.55%
After expense reimbursement and/or fee waiver by Adviser	0.54	%(e)	1.52%	1.52%		1.68%		1.96%		3.12%
Portfolio Turnover	94.59	%(d)	159.14%	86.62	%(g)	143.86%		75.30%		139.76%

(a)	The selected per share data was calculated using the weighted average shares outstanding method for the period.
(b)	Includes capital contribution of less than $0.005 per share.
(c)	The total return is calculated using the Net Asset Value used for trading at the close of business at period end.
(d)	Not annualized.
(e)	Annualized.
(f)	Ratios of expenses to average net assets include interest expenses of less than 0.005% for each of the years ended October 31, 2011 and October 31, 2010, which are not included in the contractual expense limitation. The interest expenses are from utilizing the line of credit as discussed in Note H to the Financial Statements.
(g)	Portfolio turnover rate excludes securities delivered from processing a redemption-in-kind.

See accompanying Notes to Financial Statements.

128

Aston Funds

ASTON/Harrison Street Real Estate Fund – Class I	April 30, 2014

Financial Highlights

	Six Months Ended 04/30/14 (unaudited)		Year Ended 10/31/13	Year Ended 10/31/12		Year Ended 10/31/11		Year Ended 10/31/10		Year Ended 10/31/09

Net Asset Value, Beginning of Period	$11.24		$10.44	$8.92		$8.12		$5.74		$6.08

Income from Investment Operations:
Net investment income	0.04	(a)	0.20 (a)	0.15	(a)	0.16	(a)	0.16	(a)	0.16 (a)
Net realized and unrealized gain (loss) on investments	0.46		0.79 (b)	1.46		0.79		2.34		(0.28)

Total from investment operations	0.50		0.99	1.61		0.95		2.50		(0.12)

Less Distributions:
Distributions from and in excess of net investment income	(0.15)		(0.19)	(0.09)		(0.15)		(0.12)		(0.22)

Total distributions	(0.15)		(0.19)	(0.09)		(0.15)		(0.12)		(0.22)

Net increase (decrease) in net asset value	0.35		0.80	1.52		0.80		2.38		(0.34)

Net Asset Value, End of Period	$11.59		$11.24	$10.44		$8.92		$8.12		$5.74

Total Return (c)	4.61	%(d)	9.58%	18.16%		11.82%		44.14%		(1.27)%

Ratios/Supplemental Data:
Net Assets, End of Period (in 000’s)	$477		$532	$166		$32,925		$29,425		$21,905
Ratios of expenses to average net assets:
Before expense reimbursement and/or fee waiver by Adviser	2.08	%(e)	1.97%	2.11%		1.44	%(f)	1.43	%(f)	1.69%
After expense reimbursement and/or fee waiver by Adviser	1.12	%(e)	1.12%	1.12%		1.12	%(f)	1.12	%(f)	1.12%
Ratios of net investment income (loss) to average net assets:
Before expense reimbursement and/or fee waiver by Adviser	(0.18	)%(e)	0.92%	0.78%		1.53%		1.90%		2.80%
After expense reimbursement and/or fee waiver by Adviser	0.79	%(e)	1.77%	1.77%		1.85%		2.21%		3.37%
Portfolio Turnover	94.59	%(d)	159.14%	86.62	%(g)	143.86%		75.30%		139.76%

(a)	The selected per share data was calculated using the weighted average shares outstanding method for the period.
(b)	Includes capital contribution of less than $0.005 per share.
(c)	The total return is calculated using the Net Asset Value used for trading at the close of business at period end.
(d)	Not annualized.
(e)	Annualized.
(f)	Ratios of expenses to average net assets include interest expenses of less than 0.005% for each of the years ended October 31, 2011 and October 31, 2010, which are not included in the contractual expense limitation. The interest expenses are from utilizing the line of credit as discussed in Note H to the Financial Statements.
(g)	Portfolio turnover rate excludes securities delivered from processing a redemption-in-kind.

See accompanying Notes to Financial Statements.

129

Aston Funds

ASTON/Montag & Caldwell Balanced Fund – Class N	April 30, 2014

Financial Highlights

	Six Months Ended 04/30/14 (unaudited)		Year Ended 10/31/13	Year Ended 10/31/12	Year Ended 10/31/11		Year Ended 10/31/10		Year Ended 10/31/09

Net Asset Value, Beginning of Period	$23.81		$21.46	$20.09	$19.13		$17.73		$15.61

Income from Investment Operations:
Net investment income	0.06		0.21 (a)	0.16 (a)	0.15	(a)	0.21	(a)	0.21 (a)
Net realized and unrealized gain on investments	0.72		2.43	1.45	1.03		1.47		2.15

Total from investment operations	0.78		2.64	1.61	1.18		1.68		2.36

Less Distributions:
Distributions from and in excess of net investment income	(0.11)		(0.29)	(0.24)	(0.22)		(0.28)		(0.24)
Distribution from net realized gain on investments	(0.74)		—	—	—		—		—

Total distributions	(0.85)		(0.29)	(0.24)	(0.22)		(0.28)		(0.24)

Net increase (decrease) in net asset value	(0.07)		2.35	1.37	0.96		1.40		2.12

Net Asset Value, End of Period	$23.74		$23.81	$21.46	$20.09		$19.13		$17.73

Total Return (b)	3.27	%(c)	12.40%	8.03%	6.20%		9.54%		15.32%

Ratios/Supplemental Data:
Net Assets, End of Period (in 000’s)	$21,488		$22,425	$31,536	$23,315		$29,194		$14,938
Ratios of expenses to average net assets:
Before expense reimbursement and/or fee waiver by Adviser	1.43	%(d)	1.37%	1.42%	1.57	%(e)	1.38%		1.73%
After expense reimbursement and/or fee waiver by Adviser	1.20	%(d)	1.20%	1.22%	1.35	%(e)	1.13%		1.26%
Ratios of net investment income to average net assets:
Before expense reimbursement and/or fee waiver by Adviser	0.30	%(d)	0.77%	0.57%	0.53%		0.89%		0.81%
After expense reimbursement and/or fee waiver by Adviser	0.53	%(d)	0.94%	0.77%	0.76%		1.15%		1.28%
Portfolio Turnover	12.32	%(c)	34.62%	35.48%	40.31%		51.68	%(f)	38.72%

(a)	The selected per share data was calculated using the weighted average shares outstanding method for the period.
(b)	The total return is calculated using the Net Asset Value used for trading at the close of business at period end.
(c)	Not annualized.
(d)	Annualized.
(e)	Ratios of expenses to average net assets include interest expense of less than 0.005% for the year ended October 31, 2011, which is not included in the voluntary expense limitation. The interest expense is from utilizing the line of credit as discussed in Note H to the Financial Statements.
(f)	Portfolio turnover rate excludes securities received from a reorganization.

See accompanying Notes to Financial Statements.

130

Aston Funds

ASTON/Montag & Caldwell Balanced Fund – Class I	April 30, 2014

Financial Highlights

	Six Months Ended 04/30/14 (unaudited)		Year Ended 10/31/13	Year Ended 10/31/12	Year Ended 10/31/11		Year Ended 10/31/10		Year Ended 10/31/09

Net Asset Value, Beginning of Period	$23.76		$21.41	$20.05	$19.08		$17.68		$15.57

Income from Investment Operations:
Net investment income	0.06		0.23 (a)	0.19 (a)	0.20	(a)	0.22	(a)	0.23 (a)
Net realized and unrealized gain on investments	0.73		2.43	1.44	1.04		1.46		2.16

Total from investment operations	0.79		2.66	1.63	1.24		1.68		2.39

Less Distributions:
Distributions from and in excess of net investment income	(0.14)		(0.31)	(0.27)	(0.27)		(0.28)		(0.28)
Distribution from net realized gain on investments	(0.74)		—	—	—		—		—

Total distributions	(0.88)		(0.31)	(0.27)	(0.27)		(0.28)		(0.28)

Net increase (decrease) in net asset value	(0.09)		2.35	1.36	0.97		1.40		2.11

Net Asset Value, End of Period	$23.67		$23.76	$21.41	$20.05		$19.08		$17.68

Total Return (b)	3.33	%(c)	12.53%	8.14%	6.52%		9.57%		15.53%

Ratios/Supplemental Data:
Net Assets, End of Period (in 000’s)	$1,727		$1,839	$1,930	$1,415		$1,362		$1,149
Ratios of expenses to average net assets:
Before expense reimbursement and/or fee waiver by Adviser	1.33	%(d)	1.27%	1.30%	1.32	%(e)	1.35%		1.57%
After expense reimbursement and/or fee waiver by Adviser	1.10	%(d)	1.10%	1.10%	1.10	%(e)	1.10%		1.10%
Ratios of net investment income to average net assets:
Before expense reimbursement and/or fee waiver by Adviser	0.40	%(d)	0.87%	0.69%	0.79%		0.92%		0.97%
After expense reimbursement and/or fee waiver by Adviser	0.63	%(d)	1.04%	0.89%	1.02%		1.17%		1.44%
Portfolio Turnover	12.32	%(c)	34.62%	35.48%	40.31%		51.68	%(f)	38.72%

(a)	The selected per share data was calculated using the weighted average shares outstanding method for the period.
(b)	The total return is calculated using the Net Asset Value used for trading at the close of business at period end.
(c)	Not annualized.
(d)	Annualized.
(e)	Ratios of expenses to average net assets include interest expense of less than 0.005% for the year ended October 31, 2011, which is not included in the voluntary expense limitation. The interest expense is from utilizing the line of credit as discussed in Note H to the Financial Statements.
(f)	Portfolio turnover rate includes securities received from a reorganization.

See accompanying Notes to Financial Statements.

131

Aston Funds

April 30, 2014

Notes to Financial Statements (unaudited)

Note (A) Fund Organization: Aston Funds (the “Trust”) was organized as a Delaware statutory trust under a Declaration of Trust dated September 10, 1993. The Trust is registered under the Investment Company Act of 1940, as amended (the “1940 Act”) as an open-end management investment company with 25 separate portfolios (each, a “Fund” and collectively, the “Funds”) as of April 30, 2014.

Aston Asset Management, LP (“Aston” or the “Adviser”), the investment adviser and the administrator, manages each Fund by retaining one or more subadvisers (each, a “Subadviser”) to manage each Fund’s portfolio on a subadvisory basis. The following 25 portfolios of the Trust are included in these financial statements:

ASTON/Montag & Caldwell Growth Fund (the “M&C Growth Fund”)
ASTON/TAMRO Diversified Equity Fund (the “TAMRO Diversified Equity Fund”)
ASTON/Herndon Large Cap Value Fund (the “Herndon Large Cap Value Fund”)
ASTON/Cornerstone Large Cap Value Fund (the “Cornerstone Large Cap Value Fund”)
ASTON/River Road Dividend All Cap Value Fund (the “River Road Dividend All Cap Value Fund”)
ASTON/River Road Dividend All Cap Value Fund II (the “River Road Dividend All Cap Value Fund II”)
ASTON/Fairpointe Mid Cap Fund (the “Fairpointe Mid Cap Fund”)
ASTON/Montag & Caldwell Mid Cap Growth Fund (the “M&C Mid Cap Growth Fund”)
ASTON/LMCG Small Cap Growth Fund (the “LMCG Small Cap Growth Fund”)
ASTON/Silvercrest Small Cap Fund (the “Silvercrest Small Cap Fund”)
ASTON/TAMRO Small Cap Fund (the “TAMRO Small Cap Fund”)
ASTON/River Road Select Value Fund (the “River Road Select Value Fund”)
ASTON/River Road Small Cap Value Fund (the “River Road Small Cap Value Fund”)
ASTON/River Road Independent Value Fund (the “River Road Independent Value Fund”)
ASTON/DoubleLine Core Plus Fixed Income Fund (the “DoubleLine Core Plus Fixed Income Fund”)
ASTON/TCH Fixed Income Fund (the “TCH Fixed Income Fund”)
ASTON/Lake Partners LASSO Alternatives Fund (the “Lake Partners LASSO Alternatives Fund”)
ASTON/Anchor Capital Enhanced Equity Fund (the “Anchor Capital Enhanced Equity Fund”)
ASTON/River Road Long-Short Fund (the “River Road Long-Short Fund”)
ASTON/Barings International Fund (the “Barings International Fund”)
ASTON/Guardian Capital Global Dividend Fund (the “Guardian Capital Global Dividend Fund”)
ASTON/LMCG Emerging Markets Fund (the “LMCG Emerging Markets Fund”)
ASTON/Pictet International Fund (the “Pictet International Fund”)
ASTON/Harrison Street Real Estate Fund (the “Harrison Street Real Estate Fund”)
ASTON/Montag & Caldwell Balanced Fund (the “M&C Balanced Fund”)

M&C Growth Fund is authorized to issue three classes of shares (Class N shares, Class I shares and Class R shares). The following Funds are each authorized to issue two classes of shares (Class N shares and Class I shares): TAMRO Diversified Equity Fund, Herndon Large Cap Value Fund, Cornerstone Large Cap Value Fund, River Road Dividend All Cap Value Fund, River Road Dividend All Cap Value Fund II, Fairpointe Mid Cap Fund, LMCG Small Cap Growth Fund, Silvercrest Small Cap Fund, TAMRO Small Cap Fund, River Road Select Value Fund, River Road Small Cap Value Fund, River Road Independent Value Fund, DoubleLine Core Plus Fixed Income Fund, TCH Fixed Income Fund, Lake Partners LASSO Alternatives Fund, Anchor Capital Enhanced Equity Fund, River Road Long-Short Fund, Barings International Fund, Guardian Capital Global Dividend Fund, LMCG Emerging Markets Fund, Pictet International Fund, Harrison Street Real Estate Fund and M&C Balanced Fund. The M&C Mid Cap Growth Fund is authorized to issue Class N shares and Class I shares, but only offered Class N shares during the six months ended April 30, 2014. Each class of shares is substantially the same except that certain classes of shares bear class specific expenses that include distribution and services fees. TAMRO Small Cap Fund, River Road Dividend All Cap Value Fund, Fairpointe Mid Cap Fund and River Road Independent Value Fund are closed to new investors until further notice.

The investment objectives of the Funds are as follows:

M&C Growth Fund Long-term capital appreciation and, secondarily, current income, by investing primarily in common stocks and convertible securities.
TAMRO Diversified Equity Fund Long-term capital appreciation.
Herndon Large Cap Value Fund Long-term capital appreciation.
Cornerstone Large Cap Value Fund Total return through long-term capital appreciation and current income.
River Road Dividend All Cap Value Fund High current income and, secondarily, long-term capital appreciation.
River Road Dividend All Cap Value Fund II Long-term capital appreciation and high current income.
Fairpointe Mid Cap Fund Long-term total return through capital appreciation by investing primarily in common and preferred stocks and convertible securities.
M&C Mid Cap Growth Fund Long-term capital appreciation, and secondarily, current income, by investing primarily in common stocks and convertible securities.
LMCG Small Cap Growth Fund Long-term capital appreciation.
Silvercrest Small Cap Fund Long-term capital appreciation.
TAMRO Small Cap Fund Long-term capital appreciation.
River Road Select Value Fund Long-term capital appreciation.
River Road Small Cap Value Fund Long-term capital appreciation.

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River Road Independent Value Fund Long-term total return.
DoubleLine Core Plus Fixed Income Fund Maximize total return.
TCH Fixed Income Fund High current income consistent with prudent risk of capital.
Lake Partners LASSO Alternatives Fund Long term total return with reduced correlation to the conventional stock and bond markets.
Anchor Capital Enhanced Equity Fund Total return through a combination of a high level of current income and capital appreciation.
River Road Long-Short Fund Absolute return while minimizing volatility over a full market cycle.
Barings International Fund Total return.
Guardian Capital Global Dividend Fund Long-term capital appreciation and current income.
LMCG Emerging Markets Fund Long-term capital appreciation.
Pictet International Fund Capital appreciation.
Harrison Street Real Estate Fund Total return through a combination of growth and income.
M&C Balanced Fund Long-term total return.

Note (B) Significant Accounting Policies: The following is a summary of the significant accounting policies consistently followed by each Fund in the preparation of its financial statements. These policies are in conformity with U.S. generally accepted accounting principles (“U.S. GAAP”).

(1) Security Valuation: Equity securities, closed-end funds, exchange-traded funds, index options traded on a national securities exchange, and over-the-counter securities listed on the NASDAQ National Market System are valued at the last sale price or the NASDAQ Official Closing Price (“NOCP”), if applicable. If no last sale price or NOCP, if applicable, is reported, the mean of the last bid and asked prices may be used. Fixed income securities, except short-term investments, are valued on the basis of mean prices provided by an independent pricing service when such prices are believed by the Adviser to reflect the current market value of such securities, in accordance with guidelines adopted by the Board of Trustees. The pricing service provider may employ methodologies that utilize actual market transactions, broker-dealer supplied valuations, or other electronic data processing techniques. Such techniques generally consider factors such as composite security prices, yields, maturities, call features, credit ratings and developments relating to specific securities, in arriving at valuations. If accurate market quotations are not available, securities are valued at fair values in accordance with guidelines adopted by the Board of Trustees. Short-term investments, that is, those with maturities of 60 days or less, are valued at amortized cost, which approximates fair market value. Repurchase agreements are valued at cost. Investments in money market funds and other mutual funds are valued at the underlying fund’s net asset value (“NAV”) at the date of valuation. Foreign securities are valued at the last sales price on the primary exchange where the security is traded. Under the fair valuation procedures adopted by the Board of Trustees, the Funds may utilize the services of an independent pricing service to determine fair value prices for foreign securities held by Barings International Fund, Guardian Capital Global Dividend Fund, LMCG Emerging Markets Fund and Pictet International Fund, if certain market events occur.

Certain Funds invest in securities of other investment companies, including open-end funds, closed-end funds and exchange-traded funds (“ETFs”). Open-end funds are investment companies that issue new shares continuously and redeem shares daily. Closed-end funds are investment companies that typically issue a fixed number of shares that trade on a securities exchange or over-the-counter. An ETF is an investment company. Typically, an ETF seeks to track the performance of an index by holding in its portfolio shares of all the companies, or a representative sample of the companies, that are components of a particular index. ETFs are traded on a securities exchange based on their market values. The risks of investment in other investment companies typically reflect the risks of the types of securities in which investment companies invest. Investments in ETFs and closed-end funds are subject to the additional risk that shares of the fund may trade at a premium or discount to their NAV per share. When a Fund invests in another investment company, shareholders of the Fund bear their proportionate shares of the other investment company’s fees and expenses, including operating, registration, trustee, licensing and marketing, as well as their shares of the Fund’s fees and expenses.

Fair Value Measurements - The inputs and valuation techniques used to measure fair value of the Funds’ net assets are summarized into three levels as described in the hierarchy below:

•Level 1 –	unadjusted quoted prices in active markets for identical assets or liabilities
•Level 2 –	other significant observable inputs (including quoted prices for similar securities, interest rates, prepayment speeds, credit risk, etc.)
•Level 3 –	significant unobservable inputs (including the Funds’ own assumptions in determining the fair value of investments)

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The inputs or methodology used for valuing securities are not necessarily an indication of the risk associated with investing in those securities. Transfers in and out of the levels are recognized at the market value at the end of the period. The summary of each Fund’s investments that are measured at fair value by Level within the fair value hierarchy as of April 30, 2014 is as follows:

Funds	Total Value at 04/30/14	Level 1 Quoted Prices	Level 2 Significant Observable Inputs	Level 3 Significant Unobservable Inputs
M&C Growth Fund
Assets
Investments in Securities*	$4,766,976,047	$4,766,976,047	$—	$—

TAMRO Diversified Equity Fund
Assets
Investments in Securities*	$55,343,958	$55,343,958	$—	$—

Herndon Large Cap Value Fund
Assets
Investments in Securities*	$146,764,329	$146,764,329	$—	$—

Cornerstone Large Cap Value Fund
Assets
Investments in Securities*	$109,042,845	$109,042,845	$—	$—

River Road Dividend All Cap Value Fund
Assets
Investments in Securities*	$1,241,344,178	$1,241,344,178	$—	$—

River Road Dividend All Cap Value Fund II
Assets
Investments in Securities*	$114,338,763	$114,338,763	$—	$—

Fairpointe Mid Cap Fund
Assets
Investments in Securities*	$5,558,612,931	$5,558,612,931	$—	$—

M&C Mid Cap Growth Fund
Assets
Investments in Securities*	$11,274,080	$11,274,080	$—	$—

LMCG Small Cap Growth Fund
Assets
Investment in Securities*	$38,353,096	$38,353,096	$—	$—

Silvercrest Small Cap Fund
Assets
Investments in Securities*	$51,878,282	$51,878,282	$—	$—

TAMRO Small Cap Fund
Assets
Common Stocks
Consumer Discretionary	$177,678,249	$177,678,249	$—	$—
Consumer Staples	101,583,225	85,354,355	16,228,870	—
Energy	69,183,977	69,183,977	—	—
Financials	258,138,626	258,138,626	—	—
Healthcare	160,459,710	160,459,710	—	—
Industrials	206,755,383	206,755,383	—	—
Information Technology	157,208,703	157,208,703	—	—
Materials	5,758,222	5,758,222	—	—

Total Common Stocks	1,136,766,095	1,120,537,225	16,228,870	—

Investment Company*	8,724,963	8,724,963	—	—

Total	$1,145,491,058	$1,129,262,188	$16,228,870	$—

River Road Select Value Fund
Assets
Investments in Securities*	$210,916,002	$210,916,002	$—	$—

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Funds	Total Value at 04/30/14	Level 1 Quoted Prices	Level 2 Significant Observable Inputs	Level 3 Significant Unobservable Inputs
River Road Small Cap Value Fund
Assets
Common Stocks
Consumer Discretionary	$53,676,992	$53,676,992	$—	$—
Consumer Staples	11,393,442	11,393,442	—	—
Energy	25,834,763	18,477,664	7,357,099	—
Financials	44,823,715	44,823,715	—	—
Healthcare	24,282,131	24,282,131	—	—
Industrials	55,544,771	55,544,771	—	—
Information Technology	44,561,260	39,973,278	4,587,982	—
Materials	18,540,806	18,540,806	—	—
Telecommunication Services	8,538,503	8,538,503	—	—

Total Common Stocks	287,196,383	275,251,302	11,945,081	—

Investment Company*	28,743,187	28,743,187	—	—

Total	$315,939,570	$303,994,489	$11,945,081	$—

River Road Independent Value Fund
Assets
Investments in Securities*	$728,868,436	$728,868,436	$—	$—

DoubleLine Core Plus Fixed Income Fund
Assets
Corporate Notes and Bonds	$50,518,714	$—	$50,518,714	$—
Collateralized Mortgage-Backed Securities	24,188,787	—	24,188,787	—
U.S. Government Obligations	14,421,999	—	14,421,999	—
Agency Collateralized Mortgage Obligations	13,012,704	—	13,012,704	—
U.S. Government Mortgage-Backed Securities	8,832,404	—	8,832,404	—
Asset-Backed Securities	5,375,247	—	5,375,247	—
Foreign Government Bonds	885,364	—	885,364	—
Investment Company*	7,122,045	7,122,045	—	—

Total	$124,357,264	$7,122,045	$117,235,219	$—

TCH Fixed Income Fund
Assets
Corporate Notes and Bonds	$26,103,463	$—	$26,103,463	$—
U.S. Government and Agency Obligations	22,685,038	—	22,685,038	—
Asset-Backed Securities	710,154	—	710,154	—
Commercial Mortgage-Backed Security	309,312	—	309,312	—
Investment Company*	2,345,664	2,345,664	—	—

Total	$52,153,631	$2,345,664	$49,807,967	$—

Lake Partners LASSO Alternative Fund
Assets
Investments in Securities*	$494,188,198	$494,188,198	$—	$—

Anchor Capital Enhanced Equity Fund
Assets
Common Stocks*	$183,812,205	$183,812,205	$—	$—
Derivatives
Equity Contracts	858,900	858,900	—	—
Investment Company*	5,120,969	5,120,969	—	—

Total Assets	189,792,074	189,792,074	—	—

Liabilities
Derivatives
Equity Covered Call Contracts	(7,437,969)	(7,437,969)	—	—

Total Liabilities	(7,437,969)	(7,437,969)	—	—

Total	$182,354,105	$182,354,105	$—	$—

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Funds	Total Value at 04/30/14	Level 1 Quoted Prices	Level 2 Significant Observable Inputs	Level 3 Significant Unobservable Inputs
River Road Long-Short Fund
Assets
Investments in Securities*	$228,506,886	$228,506,886	$—	$—

Total Assets	228,506,886	228,506,886	—	—

Liabilities
Securities Sold Short*	$(56,028,471)	$(56,028,471)	$—	$—

Total Liabilities	(56,028,471)	(56,028,471)	—	—

Total	$172,478,415	$172,478,415	$—	$—

Barings International Fund
Assets
Common Stocks	$28,559,856	$28,559,856	$—	$—
Preferred Stock	5,610	—	—	5,610
Investment Company*	124,916	124,916	—	—

Total	$28,690,382	$28,684,772	$—	$5,610

Guardian Capital Global Dividend Fund
Assets
Investments in Securities*	$4,133,515	$4,133,515	$—	$—

LMCG Emerging Markets Fund
Assets
Common Stocks	$3,780,792	$3,780,792	$—	$—
Exchange Traded Funds	215,784	215,784	—	—
Rights	1	—	1	—

Investment Company*	89,829	89,829	—	—

Total	$4,086,406	$4,086,405	$1	$—

ASTON/Pictet International Fund
Assets
Investments in Securities*	$9,958,317	$9,958,317	$—	$—

Harrison Street Real Estate Fund
Assets
Investments in Securities*	$12,556,440	$12,556,440	$—	$—

M&C Balanced Fund
Assets
Common Stocks*	$13,699,282	$13,699,282	$—	$—
Corporate Notes and Bonds	5,088,881	—	5,088,881	—
U.S. Government and Agency Obligations	3,379,856	—	3,379,856	—
Investment Company*	1,487,666	1,487,666	—	—

Total	$23,655,685	$15,186,948	$8,468,737	$—

*	All Common Stocks and Investment Companies are Level 1. Please refer to the Schedule of Investments for industry, sector or country breakout.

At the end of each fiscal quarter, management evaluates the Level 2 and 3 assets and liabilities for changes in liquidity, including but not limited to: whether a broker is willing to execute at a quoted price, the depth and consistency of prices from third party services, and the existence of contemporaneous, observable trades in the market. Additionally, management evaluates the Level 1 and 2 assets and liabilities on a quarterly basis for changes in listings or delistings on national exchanges. Due to the inherent uncertainty of determining the fair values of investments that do not have readily available market values, the fair values of the Funds’ investments may fluctuate from period to period. Additionally, the fair values of investments may differ significantly from the values that would have been used had a ready market existed for such investments and may differ materially from the values the Funds may ultimately realize upon the disposition of such investments. Further, such investments may be subject to legal and other restrictions on resale or they may be otherwise less liquid than publicly-traded securities.

Barings International Fund, Guardian Capital Global Dividend Fund, LMCG Emerging Markets Fund, and Pictet International Fund may utilize an external pricing service to fair value certain foreign securities if certain market events occur. Such fair valuations are categorized as Level 2 in the hierarchy. Because such market events were not deemed to have occurred at April 30, 2014, Barings International Fund, Guardian Capital Global Dividend Fund, LMCG Emerging Markets Fund and Pictet International Fund did not utilize the external pricing service adjustments.

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Certain securities that were held at April 30, 2014 and since the beginning of the fiscal year in River Road Dividend All Cap Value Fund, River Road Small Cap Value Fund and River Road Independent Value Fund had changes in liquidity assessments which resulted in a transfer between levels. Transfers between Levels, if any, are recognized as of the last day of the fiscal quarter in which the event or change in circumstances that resulted in reclassification occurred.

Funds	Transfer from Level 1 to Level 2	Transfer from Level 2 to Level 1
River Road Dividend All Cap Value Fund	$—	$3,687,191
River Road Small Cap Value Fund	4,587,982	6,488,089
River Road Independent Value Fund	—	27,339,076

Level 3 holdings were valued using internal valuation techniques that took into consideration factors including previous experience with similar securities of the same issuer, conversion ratio and security terms.

The following is a reconciliation of Level 3 holdings for which significant unobservable inputs were used in determining fair value as of April 30, 2014:

Barings International Fund	Common Stocks

Fair Value, beginning of period	$4,485
Purchases	5,590
Sales	(4,599)
Net realized gains	76
Change in unrealized appreciation (depreciation)	58

Fair Value, end of period	$5,610

Change in net unrealized appreciation (depreciation) on Level 3 holdings held at end of period	$20

(2) Repurchase Agreements: Each Fund may enter into repurchase agreements with financial institutions deemed to be creditworthy by the Fund’s Adviser or Subadviser, subject to the seller’s agreement to repurchase and the Fund’s agreement to sell such securities at a mutually agreed upon price. Securities purchased subject to repurchase agreements are deposited with the Fund’s custodian and, pursuant to the terms of the repurchase agreement, must have an aggregate market value greater than or equal to the repurchase price plus accrued interest at all times. If the value of the underlying securities falls below the value of the repurchase price plus accrued interest, the Fund will require the seller to deposit additional collateral by the next business day. If the request for additional collateral is not met, or the seller defaults on its repurchase obligation, the Fund has the right to sell the underlying securities at market value and may claim any resulting loss against the seller. As of and during the year ended April 30, 2014, the Funds did not hold any repurchase agreements.

(3) When Issued/Delayed Delivery Securities: Each Fund may purchase and sell securities on a “when issued” or “delayed delivery” basis, with settlement to occur at a later date. The value of any security so purchased is subject to market fluctuations during the applicable period. The Funds segregate assets having an aggregate value at least equal to the amount of when issued or delayed delivery purchase commitments until payment is made. During the six months ended April 30, 2014, DoubleLine Core Plus Fixed Income Fund and TCH Fixed Income Fund owned delayed delivery securities. At April 30, 2014, no delayed delivery securities were held.

(4) Mortgage-Backed Securities: M&C Balanced Fund, DoubleLine Core Plus Fixed Income Fund and TCH Fixed Income Fund may invest in mortgage-backed securities (“MBS”). These securities represent interests in pools of mortgage loans and they provide shareholders with payments consisting of both principal and interest as the mortgages in the underlying mortgage pools are paid. The timely payment of principal and interest on MBS issued or guaranteed by Ginnie Mae (formerly known as the Government National Mortgage Association) is backed by Ginnie Mae and the full faith and credit of the U.S. government. MBS issued by U.S. government agencies or instrumentalities other than Ginnie Mae are not “full faith and credit” obligations. Certain obligations, such as those issued by the Federal Home Loan Banks, Fannie Mae (formerly known as the Federal National Mortgage Association) and Freddie Mac (formerly known as the Federal Home Loan Mortgage Corporation) are supported only by the credit of the issuer. MBS issued by private issuers are not government securities and are not directly guaranteed by any government agency. They are secured by the underlying collateral of the private issuer. Yields on privately issued MBS tend to be higher than those of government-backed issues. However, risk of loss due to default and sensitivity to interest rate fluctuations are also higher. M&C Balanced Fund, DoubleLine Core Plus Fixed Income Fund and TCH Fixed Income Fund may also invest in collateralized mortgage obligations (“CMOs”), collateralized loan obligations (“CLOs”) and real estate mortgage investment conduits (“REMICs”). A CMO and/or REMIC is a bond that is collateralized by a pool of MBS. A CLO is a bond that is collateralized by a financial institution’s receivables from loans. These MBS pools are divided into classes with each class having its own characteristics. The different classes are retired in sequence as the underlying mortgages are repaid.

(5) Securities Sold Short: River Road Long-Short Fund utilizes short sales as part of its overall portfolio management strategy. A short sale involves the sale of a security that is borrowed from a broker or other institution. A gain, limited to the price at which the Fund sold the security short, or a loss, unlimited in size, will be recognized upon closing a short sale. Short sales expose the Fund to the risk that it will be required to acquire, convert or exchange securities to replace the borrowed securities at a time when the securities sold short have appreciated in value, thus resulting in a loss to the Fund. The Fund making a short sale must segregate liquid assets, or otherwise cover its position in a permissible manner. The Subadviser determines the liquidity of assets, in accordance with procedures established by the Board of Trustees. Cash segregated for short sales is shown in the Statement of Assets and Liabilities as segregated cash as collateral. Security positions segregated as collateral for short sales are included in the Total Investments on the Statement of Assets and Liabilities.

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(6) Options Contracts: In the normal course of pursuing its investment objectives, certain Funds are subject to price volatility risk. Certain Funds may write and/or purchase call and put options on securities for hedging purposes, to seek capital appreciation, to mitigate risk and/or to increase exposure. Writing put options or purchasing call options tends to increase a Fund’s exposure to the underlying instrument. Writing call options or purchasing put options tends to decrease a Fund’s exposure to the underlying instrument. When a Fund writes or purchases a call or put option, an amount equal to the premium received or paid by the Fund is included in a Fund’s Statement of Assets and Liabilities as a liability or an investment and subsequently adjusted to the current market value based on the quoted daily settlement price of the option written or purchased. Premiums received or paid from writing or purchasing options that expire unexercised are treated by the Fund on the expiration date as realized gains or losses. The difference between the premium and the amount paid or received on a closing purchase or sale transaction, including brokerage commissions, is also treated as a realized gain or loss. If an option is exercised, the premium paid or received is added to the cost of the purchase or proceeds from the sale in determining whether the Fund has realized a gain or loss on investment transactions. If the Fund writes a covered call option, the Fund forgoes, in exchange for the premium, the opportunity to profit during the option period from an increase in the market value of the underlying security above the exercise price. If the Fund writes a put option, it accepts the risk of a decline in the market value of the underlying security below the exercise price. There is the risk a Fund may not be able to enter into a closing transaction because of an illiquid market. The risk associated with purchasing put and call options is limited to the premium paid. Options were traded during the period in Anchor Capital Enhanced Equity Fund. See the Schedule of Investments for open options contracts held by Anchor Capital Enhanced Equity Fund at April 30, 2014. As of and during the six months ended April 30, 2014, the average* volume of derivative activities were as follows:

Funds	Purchased Options (Cost)	Written Options (Premiums Received)
Anchor Capital Enhanced Equity Fund	$1,549,929	$4,452,652

*	estimate based on quarter-end holdings

(7) Forward Foreign Currency Contracts: In the normal course of pursuing their investment objectives, certain Funds are subject to foreign investment and currency risk. Certain Funds may enter into forward foreign currency contracts (“forward contracts”) for purposes of hedging, duration management, as a substitute for securities, to increase returns, for currency hedging or risk management, or to otherwise help achieve a Fund’s investment goal. These contracts are marked-to-market daily at the applicable exchange rates. A Fund records realized gains or losses at the time the forward contract is closed. A forward contract is extinguished through a closing transaction or upon delivery of the currency or entering an offsetting contract. Risks may arise upon entering these contracts from the potential inability of a counterparty to meet the terms of its contracts and from unanticipated movements in the value of a foreign currency rela-

tive to the U.S. dollar or other currencies. During the six months ended April 30, 2014, the Funds did not enter into any forward foreign currency contracts.

(8) Disclosures about Derivative Instruments: The following is a table summarizing the fair value of derivatives held at April 30, 2014, by primary risk exposure:

	Asset Derivative Investments Value	Liability Derivative Investments Value
Fund	Equity Contracts (a)	Equity Contracts(a)

Anchor Capital Enhanced Equity Fund	$858,900	$(7,437,969)

(a)	Statement of Assets and Liabilities location: Total investments at value for purchased options and call options written, at value for written options.

The effect of derivative instruments on the Statement of Operations for the six months ended April 30, 2014:

	Amount of Realized Gain (Loss) on Derivatives	Change in Unrealized Appreciation (Depreciation) on Derivatives
Fund	Equity Contracts(a)	Equity Contracts(b)
Anchor Capital Enhanced Equity Fund	$(8,689,339)	$633,420

(a)	Statement of Operations location: Net realized loss on purchased options and net realized loss on written option.

(b)	Statement of Operations location: Net change in unrealized appreciation (depreciation) on purchased options and net change in unrealized appreciation (depreciation) on written options.

(9) Investment Income and Securities Transactions: Dividend income is recorded on the ex-dividend date, except for certain dividends from foreign securities where the ex-dividend date may have passed, which are recorded as soon as a Fund is informed of the ex-dividend date. Interest income is accrued daily. Dividend income and interest income are recorded in the Statement of Operations as investment income. Premiums and discounts are amortized or accreted on an effective yield method on fixed income securities. The Funds may be subject to foreign taxes on income, gains on investments, securities transactions or currency repatriation, some of which may be recoverable in part. The Funds will accrue such taxes and reclaims as applicable, based upon their current interpretation of tax rules and regulations that exist in the markets in which the Funds invest. Transactions in securities are accounted for on a trade date basis. The cost of securities sold is determined using the identified cost method for the Fairpointe Mid Cap Fund and first in first out (“FIFO”) method for all other Funds.

(10) Foreign Currency: Foreign currencies, investments and other assets and liabilities are translated into U.S. dollars at the exchange rates at the close of the regular trading session on the New York Stock Exchange. Fluctuations in the value of the foreign currencies and other assets and liabilities resulting from changes in exchange rates are recorded as unrealized foreign currency gains (losses). Realized gains (losses) and unrealized appreciation (depreciation) on investment securities and income and expenses are translated on the

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respective dates of such transactions. The effects of changes in foreign currency exchange rates on investments in securities are segregated from the effects of changes in market prices of those securities, and are included with the net realized and net change in unrealized gain or loss on investment securities on the Statement of Operations.

(11) Federal Income Taxes: The Funds have elected to be treated as “regulated investment companies” under Subchapter M of the Internal Revenue Code of 1986, as amended, and to distribute substantially all of their respective net taxable income. Accordingly, no provisions for federal income taxes have been made in the accompanying financial statements. The Funds intend to utilize provisions of the federal income tax laws, which allow them to carry a realized capital loss forward for eight years following the year of the loss and offset such losses against any future realized capital gains.

At October 31, 2013, the following Funds had available realized capital loss carryforwards to offset future net capital gains through the fiscal year ended:

	Capital Loss Carryforwards:
Fund	2014	2016		2017	2018	No Expiration Short Term*	No Expiration Long Term*	Total

M&C Growth Fund	$—	$—		$8,908,833	$—	$—	$—	$8,908,833
Cornerstone Large Cap Value Fund	—	—		17,809,802	6,819,813	—	—	24,629,615
LMCG Small Cap Growth Fund	—	1,684,815	**	—	—	—	—	1,684,815
DoubleLine Core Plus Fixed Income Fund	—	—		—	—	2,919,807	—	2,919,807
TCH Fixed Income Fund	922,672	2,654,917		1,270,780	—	—	—	4,848,369
Anchor Capital Enhanced Equity Fund	—	—		—	—	1,021,730	—	1,021,730
LMCG Emerging Markets Fund	—	—		—	—	219,304	—	219,304
Harrison Street Real Estate Fund	—	921,876		11,228,100	—	—	—	12,149,976

*	On December 22, 2010, the Regulated Investment Company Modernization Act of 2010 (the “Modernization Act”) was signed into law. Under the Modernization Act the Funds are permitted to carry forward capital losses incurred for an unlimited period. However, any losses incurred during those future taxable years will be required to be utilized prior to the losses incurred in pre-enactment taxable years. As a result of this ordering rule, pre-enactment capital loss carryforwards may be more likely to expire unused. Additionally, post-enactment capital losses that are carried forward will retain their character as either short-term or long-term capital losses rather than being considered all short-term as under previous law.
**	This capital loss carryforward amount was acquired in the reorganization of the Aston Small Cap Fund into the LMCG Small Cap Growth Fund on April 19, 2013. The Fund’s ability to utilize the capital loss carryforwards is limited under Internal Revenue Service regulations.

Management has analyzed the Funds’ tax positions for all open tax years (current and prior three tax years) and has concluded that no provision for federal, state, or international income tax is required in the Funds’ financial statements. The Funds’ federal income and excise tax returns for tax years for which the applicable statutes of limitations have not expired are subject to examination by the Internal Revenue Service.

(12) Multi-Class Operations: Each class offered by a Fund that is authorized to offer multiple classes of shares has equal rights as to the Fund’s net assets.

Income, fund and trust level expenses, and realized and unrealized capital gains and losses, if any, are allocated to each class of shares based on the relative net assets of each class. Class specific expenses are allocated to each class.

(13) Offering Costs: Certain costs were incurred in connection with the offering of the following Funds, as disclosed in the table below. The costs associated have been capitalized and are being amortized on a straight-line basis over twelve months based on the commencement date of the Funds, stated below.

Fund	Inception Date	Original Offering Costs
Guardian Capital Global Dividend Fund	April 14, 2014	$70,000
LMCG Emerging Markets Fund	March 28, 2013	72,373
Pictet International Fund	April 14, 2014	70,000

(14) Use of Estimates: The preparation of financial statements in conformity with U.S. GAAP requires management to make estimates and assumptions that affect the reported amounts of assets and liabilities and disclosure of contingent assets and liabilities at the date of the financial statements and the reported amounts of revenues and expenses during the reporting period. Actual results could differ from those estimates.

(15) Commitments and Contingencies: In the normal course of business, the Trust enters into contracts on behalf of the Funds that contain a variety of provisions for general indemnifications. Each Fund’s maximum exposure under these arrangements is unknown, as this would involve future claims that may be made against each Fund that are not known at this time. However, based on experience, the Funds believe the risk of loss is remote.

Note (C) Dividends from Net Investment Income and Distributions of Capital Gains: Dividends and distributions to shareholders are recorded on the ex-dividend date. River Road Dividend All Cap

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Value Fund, River Road Dividend All Cap Value Fund II, DoubleLine Core Plus Fixed Income Fund and TCH Fixed Income Fund distribute dividends from net investment income to shareholders monthly and net realized gains from investment transactions, if any, are generally distributed annually, usually in December.

Anchor Capital Enhanced Equity Fund, Guardian Capital Global Dividend Fund, and M&C Balanced Fund distribute dividends from net investment income to shareholders quarterly and net realized gains from investment transactions, if any, are generally distributed annually, usually in December.

The following Funds distribute dividends from net investment income to shareholders annually and net realized gains from investment transactions, if any, are generally distributed annually, usually in December: M&C Growth Fund, TAMRO Diversified Equity Fund, Herndon Large Cap Value Fund, Cornerstone Large Cap Value Fund, Fairpointe Mid Cap Fund, M&C Mid Cap Growth Fund, LMCG Small Cap Growth Fund, Silvercrest Small Cap Fund, TAMRO Small Cap Fund, River Road Select Value Fund, River Road Small Cap Value Fund, River Road Independent Value Fund, Lake Partners LASSO Alternatives Fund, River Road Long-Short Fund, Barings International Fund, LMCG Emerging Markets Fund, Pictet International Fund and Harrison Street Real Estate Fund.

Dividends and distributions are automatically reinvested in additional Fund shares on ex-date at that day’s ending NAV for the respective Fund for those shareholders who have elected the reinvestment option.

Differences in dividends per share between classes of the following Funds are due to different class expenses: M&C Growth Fund, TAMRO Diversified Equity Fund, Herndon Large Cap Value Fund, Cornerstone Large Cap Value Fund, River Road Dividend All Cap Value Fund, River Road Dividend All Cap Value

Fund II, Fairpointe Mid Cap Fund, LMCG Small Cap Growth Fund, Silvercrest Small Cap Fund, TAMRO Small Cap Fund, River Road Select Value Fund, River Road Small Cap Value Fund, River Road Independent Value Fund, DoubleLine Core Plus Fixed Income Fund, TCH Fixed Income Fund, Lake Partners LASSO Alternatives Fund, Anchor Capital Enhanced Equity Fund, Guardian Capital Global Dividend Fund, River Road Long-Short Fund, Barings International Fund, LMCG Emerging Markets Fund, Pictet International Fund, Harrison Street Real Estate Fund and M&C Balanced Fund.

Net investment income and realized gains and losses for federal income tax purposes may differ from those reported on the financial statements because of temporary and permanent book and tax basis differences. Permanent differences, such as redesignation of dividends paid, partnership reclasses, disallowed expenses, reclass of short-term gain to ordinary income, write off of capital loss carryovers, merger reclasses, in-kind distribution for redemptions, adjustment for Real Estate Investment Trusts, return of capital adjustments, premium reversals, paydown reclasses, undistributed capital gains received, passive foreign investment company reclasses, foreign currency reclasses, and net operating loss reclasses are reclassified among capital accounts in the financial statements to reflect their character. Temporary differences, such as deferrals on losses relating to wash sales transactions, amortization of offering costs, premium amortization, current year dividends payable, passive foreign investment company adjustments and capital loss carryovers, arise when income, expenses, gains or losses are recognized in different periods for financial statement and tax purposes; these differences will reverse at some time in the future.

Distributions from net realized gains for book purposes may include short-term capital gains, which are classified as ordinary income for tax purposes.

The tax character of distributions paid during the fiscal years ended 2013 and 2012 was as follows:

	Distributions Paid in 2013		Distributions Paid in 2012
	Ordinary Income	Long-Term Capital Gains	Ordinary Income	Long-Term Capital Gains

M&C Growth Fund	$53,175,678	$275,103,427	$22,081,432	$257,690,139
TAMRO Diversified Equity Fund	47,422	25,803	—	473,355
Herndon Large Cap Value Fund	2,225,740	4,982	1,044,862	124,149
Cornerstone Large Cap Value Fund	275,360	—	110,939	—
River Road Dividend All Cap Value Fund	31,709,319	26,566,474	22,890,654	4,651,009
River Road Dividend All Cap Value Fund II	964,010	—	42,004	—
Fairpointe Mid Cap Fund	33,005,046	66,057,903	8,163,228	18,767,770
M&C Mid Cap Growth Fund	—	92,399	—	—
LMCG Small Cap Growth Fund	436,931	47,268	—	—
Silvercrest Small Cap Fund	110,190	717	—	—
TAMRO Small Cap Fund	18,818,417	76,987,885	—	97,192,931
River Road Select Value Fund	3,212,685	8,700,481	1,196,413	28,132,801
River Road Small Cap Value Fund	5,316,856	9,066,179	—	—
River Road Independent Value Fund	39,553,086	—	5,597,522	100,643
DoubleLine Core Plus Fixed Income Fund	8,127,489	22,764	3,389,167	—
TCH Fixed Income Fund	2,721,001	—	3,234,814	—
Lake Partners LASSO Alternatives Fund	4,205,294	—	3,680,936	—
Anchor Capital Enhanced Equity Fund	5,860,687	556,618	12,244,228	2,409,141
River Road Long-Short Fund	415,810	21,761	—	—
Barings International Fund	1,201,521	550,401	509,770	1,380,720
Harrison Street Real Estate Fund	165,004	—	47,575	—
M&C Balanced Fund	366,801	—	331,475	—

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As of October 31, 2013, the most recent tax year end, the components of distributable earnings on a tax basis were as follows:

	Accumulated Capital and Other Losses	Undistributed Ordinary Income	Undistributed Long-Term Gain	Unrealized Appreciation (Depreciation)	Total
M&C Growth Fund	$(8,908,833)	$38,528,779	$341,917,731	$1,023,840,776	$1,395,378,453
TAMRO Diversified Equity Fund	—	14,401	1,631,267	10,005,089	11,650,757
Herndon Large Cap Value Fund	—	3,040,210	6,009	14,830,184	17,876,403
Cornerstone Large Cap Value Fund	(24,629,615)	194,302	—	6,743,238	(17,692,075)
River Road Dividend All Cap Value Fund	—	8,243,688	64,849,047	253,141,279	326,234,014
River Road Dividend All Cap Value Fund II	—	1,061,195	86,668	9,133,055	10,280,918
Fairpointe Mid Cap Fund	—	1,616,865	458,042,243	1,351,306,933	1,810,966,041
M&C Mid Cap Growth Fund	—	26,432	1,654,448	1,741,365	3,422,245
LMCG Small Cap Growth Fund	(1,684,815)	4,567,509	960,053	2,124,807	5,967,554
Silvercrest Small Cap Fund	—	677,353	562,115	4,502,700	5,742,168
TAMRO Small Cap Fund	(56,283)	—	114,044,766	358,481,339	472,469,822
River Road Select Value Fund	—	4,930,269	26,823,530	36,277,221	68,031,020
River Road Small Cap Value Fund	—	10,535,946	56,871,739	81,975,774	149,383,459
River Road Independent Value Fund	—	27,424,159	832,772	18,785,696	47,042,627
DoubleLine Core Plus Fixed Income Fund	(2,919,807)	97,083	—	(1,108,072)	(3,930,796)
TCH Fixed Income Fund	(4,848,369)	15,970	—	3,134,329	(1,698,070)
Lake Partners LASSO Alternatives Fund	—	210,610	1,588,681	27,785,787	29,585,078
Anchor Capital Enhanced Equity Fund	(1,021,730)	141,432	—	6,270,854	5,390,556
River Road Long-Short Fund	—	4,908,263	28,009	5,719,566	10,655,838
Barings International Fund	—	2,456,896	943,531	5,098,098	8,498,525
LMCG Emerging Markets Fund	(219,304)	48,938	—	77,545	(92,821)
Harrison Street Real Estate Fund	(12,149,976)	147,489	—	(30,626)	(12,033,113)
M&C Balanced Fund	—	24,140	740,661	2,998,604	3,763,405

Note (D) Shares of Beneficial Interest: Each Fund is authorized to issue an unlimited number of shares of beneficial interest with no par value. Share transactions of the Funds were as follows:

Six Months Ended April 30, 2014

Class N	Sold	Proceeds From Reinvestment of Distributions	Redeemed	Net Increase (Decrease) in Shares Outstanding
M&C Growth Fund	3,824,896	5,582,826	(12,228,721)	(2,820,999)
TAMRO Diversified Equity Fund	109,362	42,330	(221,826)	(70,134)
Herndon Large Cap Value Fund	525,096	78,379	(297,753)	305,722
Cornerstone Large Cap Value Fund	171,377	6,617	(477,865)	(299,871)
River Road Dividend All Cap Value Fund	2,660,863	2,408,782	(3,556,310)	1,513,335
River Road Dividend All Cap Value Fund II	259,658	9,742	(46,250)	223,150
Fairpointe Mid Cap Fund	6,577,733	4,903,545	(7,950,376)	3,530,902
M&C Mid Cap Growth Fund	23,310	147,172	(70,409)	100,073
LMCG Small Cap Growth Fund	139,242	304,695	(283,967)	159,970
Silvercrest Small Cap Fund	116,362	9,961	(128,952)	(2,629)
TAMRO Small Cap Fund	1,422,782	1,983,755	(3,829,956)	(423,419)
River Road Select Value Fund	111,119	295,283	(385,356)	21,046
River Road Small Cap Value Fund	524,958	871,062	(738,907)	657,113
River Road Independent Value Fund	3,902,614	1,167,150	(7,239,030)	(2,169,266)
DoubleLine Core Plus Fixed Income Fund	481,299	74,460	(2,805,129)	(2,249,370)
TCH Fixed Income Fund	291,305	73,142	(624,368)	(259,921)
Lake Partners LASSO Alternatives Fund	1,025,400	40,597	(1,703,807)	(637,810)
Anchor Capital Enhanced Equity Fund	1,979,793	97,721	(1,619,708)	457,806
River Road Long-Short Fund	3,376,271	238,102	(3,985,545)	(371,172)
Barings International Fund	2,340	5,415	(1,163)	6,592
Guardian Capital Global Dividend Fund (a)	100,001	—	—	100,001
LMCG Emerging Markets Fund	2,121	1,079	(313)	2,887
Pictet International Fund (b)	100,001	—	—	100,001
Harrison Street Real Estate Fund	184,428	12,654	(299,911)	(102,829)
M&C Balanced Fund	33,365	32,212	(102,271)	(36,694)

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Class I	Sold	Proceeds From Reinvestment of Distributions	Redeemed	Net Increase (Decrease) in Shares Outstanding
M&C Growth Fund	10,930,107	5,932,472	(24,542,126)	(7,679,547)
TAMRO Diversified Equity Fund	107,044	50,315	(217,744)	(60,385)
Herndon Large Cap Value Fund	1,164,671	145,491	(523,905)	786,257
Cornerstone Large Cap Value Fund	3,193,157	19,747	(130,139)	3,082,765
River Road Dividend All Cap Value Fund	5,820,875	2,721,956	(6,067,487)	2,475,344
River Road Dividend All Cap Value Fund II	1,685,385	178,465	(473,670)	1,390,180
Fairpointe Mid Cap Fund	14,721,493	3,826,779	(8,587,392)	9,960,880
LMCG Small Cap Growth Fund	71,549	82,467	(190,623)	(36,607)
Sillvercrest Small Cap Fund	1,343,964	76,930	(120,546)	1,300,348
TAMRO Small Cap Fund	3,538,826	2,400,215	(5,637,844)	301,197
River Road Select Value Fund	1,610,918	3,175,257	(2,169,973)	2,616,202
River Road Small Cap Value Fund	2,402,853	3,935,519	(2,157,314)	4,181,058
River Road Independent Value Fund	8,009,348	1,311,396	(5,238,532)	4,082,212
DoubleLine Core Plus Fixed Income Fund	2,417,033	162,240	(5,153,578)	(2,574,305)
TCH Fixed Income Fund	141,855	16,058	(130,028)	27,885
Lake Partners LASSO Alternatives Fund	5,327,961	329,595	(4,063,776)	1,593,780
Anchor Capital Enhanced Equity Fund	3,539,331	58,622	(1,548,256)	2,049,697
River Road Long-Short Fund	4,257,354	164,164	(763,128)	3,658,390
Barings International Fund	455,286	457,485	(1,810,318)	(897,547)
Guardian Capital Global Dividend Fund (a)	300,001	—	—	300,001
LMCG Emerging Markets Fund	25,561	5,932	—	31,493
Pictet International Fund (b)	900,001	—	—	900,001
Harrison Street Real Estate Fund	3,186	396	(9,749)	(6,167)
M&C Balanced Fund	5,022	1,173	(10,642)	(4,447)

(a)	The inception date for the Guardian Capital Global Dividend Fund Class N and I is April 14, 2014.
(b)	The inception date for the Pictet International Fund Class N and I is April 14, 2014.

Class R	Sold	Proceeds From Reinvestment of Distributions	Redeemed	Net Decrease in Shares Outstanding
M&C Growth Fund	27,210	20,886	(53,792)	(5,696)

Year Ended October 31, 2013

Class N	Sold	Proceeds From Reinvestment of Distributions	Redeemed	Net Increase (Decrease) in Shares Outstanding
M&C Growth Fund	15,308,565	5,984,433	(20,341,948)	951,050
TAMRO Diversified Equity Fund	272,293	5,056	(303,307)	(25,958)
Herndon Large Cap Value Fund	1,724,473	77,295	(553,437)	1,248,331
Cornerstone Large Cap Value Fund	556,632	18,800	(747,212)	(171,780)
River Road Dividend All Cap Value Fund	5,156,129	1,828,175	(3,861,426)	3,122,878
River Road Dividend All Cap Value Fund II	254,219	3,387	(76,152)	181,454
Fairpointe Mid Cap Fund	18,070,132	1,435,859	(14,913,034)	4,592,957
M&C Mid Cap Growth Fund	597,270	7,828	(423,852)	181,246
LMCG Small Cap Growth Fund	2,004,046	38,933	(359,721)	1,683,258
Silvercrest Small Cap Fund	314,297	1,162	(105,758)	209,701
TAMRO Small Cap Fund	6,816,406	1,892,026	(5,489,343)	3,219,089
River Road Select Value Fund	1,588,871	56,761	(525,762)	1,119,870
River Road Small Cap Value Fund	544,887	169,935	(1,009,533)	(294,711)
River Road Independent Value Fund	11,980,826	1,889,378	(16,056,650)	(2,186,446)
DoubleLine Core Plus Fixed Income Fund	4,823,072	292,494	(5,329,639)	(214,073)
TCH Fixed Income Fund	953,216	201,498	(2,241,661)	(1,086,947)
Lake Partners LASSO Alternatives Fund	4,155,866	36,352	(2,837,160)	1,355,058
Anchor Capital Enhanced Equity Fund	4,989,293	427,532	(6,819,244)	(1,402,419)
River Road Long-Short Fund	9,748,334	42,565	(1,427,562)	8,363,337
Barings International Fund	2,509	1,555	(4,238)	(174)
LMCG Emerging Markets Fund (a)	69,890	—	—	69,890
Harrison Street Real Estate Fund	926,494	14,559	(770,368)	170,685
M&C Balanced Fund	112,753	15,050	(655,765)	(527,962)

(a)	LMCG Emerging Markets Fund began issuing Class N shares on March 28, 2013.

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Class I	Sold	Proceeds From Reinvestment of Distributions	Redeemed	Net Increase (Decrease) in Shares Outstanding
M&C Growth Fund	31,773,722	5,907,893	(27,016,572)	10,665,043
TAMRO Diversified Equity Fund	1,954,469	251	(275,939)	1,678,781
Herndon Large Cap Value Fund	3,369,141	85,484	(592,116)	2,862,509
Cornerstone Large Cap Value Fund	2,506,727	5,555	(188,320)	2,323,962
River Road Dividend All Cap Value Fund	15,887,474	2,343,933	(12,706,308)	5,525,099
River Road Dividend All Cap Value Fund II	6,086,481	70,708	(364,705)	5,792,484
Fairpointe Mid Cap Fund	23,358,073	1,027,797	(13,678,107)	10,707,763
LMCG Small Cap Growth Fund	595,578	5,342	(92,943)	507,977
Sillvercrest Small Cap Fund	1,662,372	8,931	(122,970)	1,548,333
TAMRO Small Cap Fund (a)	8,715,782	2,234,145	(9,190,853)	1,759,074
River Road Select Value Fund	6,134,305	1,237,782	(6,524,564)	847,523
River Road Small Cap Value Fund	3,987,576	913,112	(7,768,151)	(2,867,463)
River Road Independent Value Fund (b)	11,939,790	1,729,407	(9,727,757)	3,941,440
DoubleLine Core Plus Fixed Income Fund	5,482,743	397,260	(5,039,350)	840,653
TCH Fixed Income Fund	116,289	35,075	(267,227)	(115,863)
Lake Partners LASSO Alternatives Fund	16,747,896	259,746	(6,288,030)	10,719,612
Anchor Capital Enhanced Equity Fund	4,030,307	220,773	(6,308,808)	(2,057,728)
River Road Long-Short Fund (c)	6,329,701	—	(420,651)	5,909,050
Barings International Fund	1,521,858	224,097	(5,907,075)	(4,161,120)
LMCG Emerging Markets Fund (d)	341,891	—	—	341,891
Harrison Street Real Estate Fund	33,502	181	(2,189)	31,494
M&C Balanced Fund	6,701	473	(19,931)	(12,757)

(a)	TAMRO Small Cap Fund had a subscription-in-kind in the amount of $2,677,538 on April 25, 2013. The subscription was comprised of securities, cash and dividends accrued in the amounts of $2,657,373, $19,712 and $453, respectively. The Fund also had a redemption-in-kind in the amount of $52,573,290 on January 15, 2013. The redemption was comprised of securities and cash in the amounts of $51,794,423 and $778,867, respectively.
(b)	River Road Independent Value Fund had a subscription-in-kind in the amount of $597,549 on March 27, 2013. The subscription was comprised of securities, cash and dividends accrued in the amounts of $258,478, $338,808 and $262, respectively.
(c)	The inception date for the River Road Long-Short Fund Class I shares is March 4, 2013.
(d)	The inception date for the LMCG Emerging Markets Fund Class I shares is March 28, 2013.

Class R	Sold	Proceeds From Reinvestment of Distributions	Redeemed	Net Increase in Shares Outstanding
M&C Growth Fund	83,728	21,706	(99,541)	5,893

Note (E) Investment Transactions: Aggregate purchases and proceeds from sales and maturities of investment securities (other than short-term investments) for the six months ended April 30, 2014 were as follows:

	Aggregate Purchases		Proceeds from Sales
	U.S. Government	Other	U.S. Government	Other
M&C Growth Fund	$—	$1,250,757,485	$—	$2,055,601,622
TAMRO Diversified Equity Fund	—	14,548,560	—	19,151,313
Herndon Large Cap Value Fund	—	48,945,000	—	36,894,146
Cornerstone Large Cap Value Fund	—	50,475,230	—	10,460,018
River Road Dividend All Cap Value Fund	—	160,246,623	—	154,677,231
River Road Dividend All Cap Value Fund II	—	30,468,612	—	10,870,020
Fairpointe Mid Cap Fund	—	1,360,149,145	—	1,402,855,518
M&C Mid Cap Growth Fund	—	1,646,746	—	2,159,329
LMCG Small Cap Growth Fund	—	31,306,512	—	34,355,585
Silvercrest Small Cap Fund	—	27,251,613	—	9,521,557
TAMRO Small Cap Fund	—	480,193,210	—	602,074,263
River Road Select Value Fund	—	70,701,227	—	72,578,579
River Road Small Cap Value Fund	—	91,877,496	—	86,787,477
River Road Independent Value Fund	—	98,018,935	—	175,779,918
DoubleLine Core Plus Fixed Income Fund	34,315,492	71,490,347	49,346,962	108,201,111
TCH Fixed Income Fund	5,522,882	1,804,452	1,263,362	7,721,239
Lake Partners LASSO Alternatives Fund	—	107,299,696	—	88,784,770
Anchor Capital Enhanced Equity Fund	—	49,861,309	—	36,149,267
River Road Long-Short Fund	—	275,777,269	—	248,159,121
Barings International Fund	—	8,737,797	—	17,172,761
Guardian Capital Global Dividend Fund	—	4,047,737	—	82,869
LMCG Emerging Markets Fund	—	1,418,462	—	1,245,342
Pictet International Fund	—	9,837,908	—	76,718
Harrison Street Real Estate Fund	—	12,022,720	—	13,189,103
M&C Balanced Fund	—	2,859,800	5,918	4,909,388

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Notes to Financial Statements (unaudited) – continued

Note (F) Redemption Fees: In accordance with the prospectus, certain Funds may assess a redemption fee on Fund share redemptions and exchanges within specified time periods. The redemption fees are indicated in the following table for the six months ended April 30, 2014 and are included in the Cost of Shares Redeemed on the Statements of Changes in Net Assets:

Fund Name	Time Period	Amount
Barings International Fund	2% Within 90 Days	$—
Guardian Capital Dividend Fund	2% Within 90 Days	—
Harrison Street Real Estate Fund	2% Within 90 Days	1,522
LMCG Emerging Markets Fund	2% Within 90 Days	—
Pictet International Fund	2% Within 90 Days	—

Note (G) Advisory, Administration, Distribution Services and Trustee Agreements:

Advisory. Aston serves as investment adviser and administrator to the Funds. Under the terms of the investment advisory agreement for the Funds (the “Investment Advisory Agreement”), fees are accrued daily and paid monthly, at specified annual rates of average daily net assets. The factors considered by the Board of Trustees in approving the current Investment Advisory Agreement are included in the Funds’ annual or semi-annual report to shareholders covering the period during which the approval occurred.

Certain Funds are subject to an expense limitation agreement with the Adviser, pursuant to which annual ordinary operating expenses for Class N and Class I shareholders are capped at certain specified annual rates of average daily net assets. There are no contractual expense limitations for Class R shareholders.

The contractual expense limitations for the Funds are effective through February 28, 2015, except as noted below. The advisory rates and contractual expense limitations for the six months ended April 30, 2014 were as follows:

		Contractual Expense Limitations
Fund Name	Advisory Fees	Class N	Class I
M&C Growth Fund	0.80% on first $800,000,000
	0.60% over $800,000,000 up to $6 billion
	0.55% over $6 billion up to $12 billion 0.50% over $12 billion	N/A	N/A
TAMRO Diversified Equity Fund	0.80%	1.20%	0.95%
Herndon Large Cap Value Fund	0.80%	1.30%(a)	1.05%(a)
Cornerstone Large Cap Value Fund	0.80%	1.30%	1.05%
River Road Dividend All Cap Value Fund	0.70%	1.30%	1.05%
River Road Dividend All Cap Value Fund II	0.70%	1.30%(a)	1.05%(a)
Fairpointe Mid Cap Fund	0.80% on first $100,000,000
	0.75% next $300,000,000
	0.70% over $400,000,000	N/A	N/A
M&C Mid Cap Growth Fund	0.85%	1.25%(a)	N/A
LMCG Small Cap Growth Fund	1.00%	1.35%(a)	1.10%(a)
Silvercrest Small Cap Growth	1.00%	1.40%(a)	1.15%(a)
TAMRO Small Cap Fund	0.90%	N/A	N/A
River Road Select Value Fund	1.00%	1.50%(a)	1.25%(a)
River Road Small Cap Value Fund	0.90%	N/A	N/A
River Road Independent Value Fund	1.00%	1.42%(a)	1.17%(a)
DoubleLine Core Plus Fixed Income Fund	0.55%	0.94%(a)	0.69%(a)
TCH Fixed Income Fund	0.55%	0.94%	0.69%
Lake Partners LASSO Alternatives Fund	1.00%	1.45%(a)	1.20%(a)
Anchor Capital Enhanced Equity Fund	0.70%	1.40%	1.15%
River Road Long-Short Fund	1.20%	1.70%(a)	1.45%(a)
Barings International Fund	1.00%	1.40%(a)	1.15%(a)
Guardian Capital Global Dividend Fund (b)	0.80%	1.30%(a)	1.05%(a)
LMCG Emerging Markets Fund	1.05%	1.65%(a)	1.40%(a)
Pictet International Fund (c)	0.90%	1.40%(a)	1.15%(a)
Harrison Street Real Estate Fund	1.00%	1.37%	1.12%
M&C Balanced Fund	0.75%	1.35%	1.10%

(a)	Pursuant to a contractual expense reimbursement agreement between the Adviser and the Trust, with respect to the Fund for a period up to three years from the end of the fiscal year end during which fees were waived or expenses were reimbursed, the Adviser is entitled to be reimbursed by the Fund for previously waived fees and reimbursed expenses, from commencement of operations through the completion of the first three full fiscal years to the extent that the Fund’s expense ratio (not including interest, taxes, other investment-related costs (such as brokerage commissions), extraordinary expenses and acquired fund fees and expenses) remains below the operating expense cap after such reimbursement. The contractual expense limitation is in effect through February 28, 2015 for the Funds except for Guardian Capital Global Dividend Fund and Pictet International Fund, which is through April 9, 2014.
(b)	The inception date for the Guardian Capital Global Dividend Fund Class N and Class I is April 14, 2014.
(c)	The inception date for the Pictet International Fund Class N and Class I is April 14, 2014.

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Pursuant to a contractual expense reimbursement agreement between the Adviser and the Trust, for a period of up to three years from the fiscal year end during which the Advisor waived its advisory fees or reimbursed expenses for each of Herndon Large Cap Value Fund-Classes N and I, River Road Dividend All Cap Value Fund II-Classes N and I, M&C Mid Cap Growth Fund-Class N, LMCG Small Cap Growth Fund-Classes N and I, Silvercrest Small Cap Fund-Classes N and I, River Road Select Value Fund-Classes N and I, River Road Independent Value Fund-Classes N and I, DoubleLine Core Plus Fixed Income Fund-Classes N and I, Lake Partners LASSO Alternatives Fund-Classes N and I, River Road Long-Short Fund-Classes N and I, Barings International Fund-Classes N and I, Guardian Capital Global Dividend Fund-Classes N and I, LMCG Emerging Markets Fund-Classes N and I, and Pictet International Fund-Classes N and I, the Adviser is entitled to be reimbursed by each Fund for such previously waived fees and reimbursed expenses from commencement of operations through the completion of the first three full fiscal years, to the extent that each Fund’s expense ratio (not including interest, taxes, other investment-related costs (such as brokerage commissions), extraordinary expenses and acquired fund fees and expenses) remains below the operating expense cap after such reimbursement.

The cumulative reimbursement amounts as of April 30, 2014 that are entitled to be recouped for each Fund are as follows:

	Expiration
	2014	2015	2016	2017
Herndon Large Cap Value Fund	83,299	42,793	—	N/A
River Road Dividend All Cap Value Fund II	N/A	—	23,514	—
M&C Mid Cap Growth Fund	72,010	N/A	N/A	N/A
LMCG Small Cap Growth Fund	190,704	123,269	157,143	61,982
Silvercrest Small Cap Fund	N/A	147,166	116,435	56,129
River Road Select Value Fund	—	N/A	N/A	N/A
River Road Independent Value Fund	244,471	143,528	59,855	8,925
DoubleLine Core Plus Fixed Income Fund	105,633	389,195	205,067	105,522
Lake Partners LASSO Alternatives Fund	6,963	—	N/A	N/A
River Road Long-Short Fund	50,533	110,750	76,699	—
Barings International Fund	147,896	N/A	N/A	N/A
Guardian Capital Global Dividend Fund (1)	N/A	N/A	N/A	9,846
LMCG Emerging Markets Fund	N/A	N/A	119,333	92,614
Pictet International Fund (1)	N/A	N/A	N/A	10,960

Total	$901,509	$956,701	$758,046	$345,978

(1)	The Fund commenced operations in the current fiscal year.

Through the six months ended April 30, 2014, the Adviser is eligible to recapture prior year fee waivers and expense reimbursements of $46,517 from Herndon Large Cap Value Fund, $72,364 from River Road Dividend All Cap Value Fund II, $80,851 from Lake Partners LASSO Alternatives Fund and $46,575 from River Road Long-Short Fund.

The Adviser manages each Fund by retaining one or more Subadvisers to manage each Fund, as follows:

Fund	Subadviser
M&C Growth Fund	Montag & Caldwell, LLC
TAMRO Diversified Equity Fund	TAMRO Capital Partners LLC
Herndon Large Cap Value Fund	Herndon Capital Management, LLC
Cornerstone Large Cap Value Fund	Cornerstone Investment Partners, LLC
River Road Dividend All Cap Value Fund	River Road Asset Management, LLC
River Road Dividend All Cap Value Fund II	River Road Asset Management, LLC
Fairpointe Mid Cap Fund	Fairpointe Capital LLC
M&C Mid Cap Growth Fund	Montag & Caldwell, LLC
LMCG Small Cap Growth Fund	Lee Munder Capital Group, LLC
Silvercrest Small Cap Fund	Silvercrest Asset Management Group LLC
TAMRO Small Cap Fund	TAMRO Capital Partners LLC
River Road Select Value Fund	River Road Asset Management, LLC
River Road Small Cap Value Fund	River Road Asset Management, LLC
River Road Independent Value Fund	River Road Asset Management, LLC
DoubleLine Core Plus Fixed Income Fund	DoubleLine Capital LP
TCH Fixed Income Fund	Taplin, Canida & Habacht, LLC
Lake Partners LASSO Alternatives Fund	Lake Partners, Inc.
Anchor Capital Enhanced Equity Fund	Anchor Capital Advisors LLC
River Road Long-Short Fund	River Road Asset Management, LLC
Barings International Fund	Baring International Investment Limited
Guardian Capital Global Dividend Fund	Guardian Capital LP
LMCG Emerging Markets Fund	Lee Munder Capital Group, LLC
Pictet International Fund	Pictet Asset Management Limited
Harrison Street Real Estate Fund	Harrison Street Securities, LLC
M&C Balanced Fund	Montag & Caldwell, LLC

Subadvisory fees are paid monthly by Aston. The factors considered by the Board of Trustees in approving the current sub-investment advisory agreements for the Funds (each, a “Sub-Investment Advisory Agreement”) are included in the additional information section of the Funds’ annual or semi-annual report to shareholders covering the period in which such approval occurred.

Matters Related to AMG. Effective May 30, 2014, Aston became an indirect, wholly-owned subsidiary of Affiliated Managers Group, Inc. (“AMG”), the interests in which are held by AMG through its wholly-owned subsidiary, AMG Funds LLC (the “Transaction”). As part of the Transaction, Aston was converted to a Delaware limited liability company and changed its name to “Aston Asset Management, LLC.”

As required by the 1940 Act, the investment advisory agreement for each Fund provides for its automatic termination in the event of its assignment, which in turn causes the automatic termination of the subadvisory agreement. The completion of the Transaction constituted an “assignment” as that term is defined under the 1940 Act, of each Fund’s then current investment advisory agreement. At an in-person meeting held on December 18-19, 2013, (and March 20, 2014 with respect to the Guardian Global Dividend Fund and Pictet International Fund) the Board of Trustees (the “Board”), including all of the

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trustees who are not “interested persons” of the Trust, as defined in the 1940 act, approved a new investment advisory agreement and subadvisory agreements with respect to each Fund on substantially the same terms as currently in effect, including the fee rates payable under the agreements. In addition, the new investment advisory agreement was approved by the shareholders of each Fund other than Harrison Street Real Estate Fund and TAMRO Diversified Equity Fund at the Funds’ special meeting of shareholders held on April 17, 2014; by the shareholders of Harrison Street Real Estate Fund at the reconvened special meeting of shareholders held on April 30, 2014; and by the shareholders of TAMRO Diversified Equity Fund at the reconvened special meeting of shareholders held on May 28, 2014.

The new Investment Advisory Agreement and Sub-Investment Advisory Agreement(s) with respect to each Fund took effect on May 30, 2014.

River Road Transaction. River Road Asset Management, LLC (“River Road”) serves as the subadviser to the River Road Dividend All Cap Value Fund, River Road Dividend All Cap Value Fund II, River Road Independent Value Fund, River Road Long-Short Fund, River Road Select Value Fund and River Road Small Cap Value Fund (each, a “River Road Fund” and collectively, the “River Road Funds”) pursuant to sub-investment advisory agreements between Aston and River Road. River Road is a wholly-owned subsidiary of Aviva Investors North America Holdings, Inc. which is an indirect subsidiary of Aviva, plc (“Aviva”). On March 27, 2014, AMG, the parent company of Aston, entered into a definitive agreement to acquire Aviva’s equity interest in River Road (the “River Road Transaction”). Following the River Road Transaction, AMG will hold an indirect, majority equity interest in River Road, and River Road’s existing management team will hold a substantial minority equity interest in River Road. The River Road Transaction will not result in any material changes in River Road’s management, personnel or investment processes, the way in which River Road manages the River Road Funds or the fees and expenses of the River Road Funds.

As required by the 1940 Act, the current sub-investment advisory agreement for each Fund provides for its automatic termination in the event of its assignment. The completion of the River Road Transaction and the related issuance of equity to management will be deemed to constitute an “assignment,” as that term is defined in the 1940 Act. In anticipation of the River Road Transaction, the Board met in-person on March 20, 2014 and approved a new sub-investment advisory agreement with respect to each River Road Fund on substantially the same terms as currently in effect, including the fee rates payable under the agreements.

The River Road Transaction is expected to close during the second or third quarter of 2014, subject to the satisfaction or waiver of certain conditions. Upon the closing of the transaction, River Road will continue to manage the River Road Funds, and the investment objectives and principal investment strategies of the River Road Funds will remain the same. If the River Road Transaction does not close, the current sub-investment advisory agreement for each River Road Fund will remain in full force and effect.

A discussion regarding the Board’s basis for approving the investment advisory and sub-investment advisory agreements, as applicable, in connection with the Transaction and the River Road Transaction, respectively, are available in the additional information section of this semi-annual report.

Administration. Under the terms of the administration agreement between the Trust and Aston, the Funds’ administrator (the “Administration Agreement”), administration fees are accrued daily and paid monthly, based on a specified percentage of average daily net assets of the Trust, and base fees are fixed at an annual rate of $12,000 per Fund. The fee is allocated to each Fund based on the relative net assets of the Trust. Administration expenses also include pricing agent fees and compliance-related expenses. The administration fee arrangement is as follows:

Administration Fees at Trust Level	Annual Rate

First $7.4 billion	0.0437%
Over $7.4 billion	0.0412%

BNY Mellon Investment Servicing (US) Inc. (“BNY Mellon”) provides certain administrative services to the Funds pursuant to a Sub-administration and Accounting Services Agreement between Aston and BNY Mellon (the “Sub-Administration Agreement”). Under the terms of the Sub-Administration Agreement, sub-administration fees (inclusive of tax services fees), which are paid by Aston, are accrued daily and paid monthly, at a rate of 0.0167% of average daily net assets of the Trust and a base fee at an annual rate of $12,000 per Fund. The fees may be subject to an annual increase by BNY Mellon, in an amount not to exceed the cumulative percentage increase in the Consumer Price Index for All Urban Consumers (CPI-U) U.S. City Average, all items (unadjusted) published since the last such increase in fees. The last such annual increase, of 1.7%, was effective October 1, 2013.

Distribution Services. Foreside Funds Distributors LLC (the “Distributor”) serves as principal underwriter and distributor of the Funds’ shares. Pursuant to Rule 12b-1 distribution and service plans (the “Plans”) adopted by the Funds, with respect to Class N shares and Class R shares, the Funds pay certain expenses associated with the distribution of their shares. Under the Plans, each Fund may pay actual expenses not exceeding, on an annual basis, 0.25% of each participating Fund’s Class N average daily net assets and 0.50% of each participating Fund’s Class R average daily net assets. The Class I shares do not have Rule 12b-1 plans. Effective January 1, 2012, and ending October 31, 2013, the TCH Fixed Income Fund 12b-1 fee was reduced to 0.15%. Effective January 1, 2012 M&C Balanced Fund reduced its 12b-1 fees to 0.10%.

Trustees. The Trustees of the Trust who are not affiliated with the Adviser or Subadviser receive an annual retainer and per

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meeting fees, and they are reimbursed for out-of-pocket expenses for each meeting of the Board of Trustees they attend. The Chairman of the Board and Committee Chairs receive additional retainers. No officer or employee of the Adviser, of a Subadviser, or of their affiliates receives any compensation from the Funds for acting as a Trustee of the Trust. The officers of the Trust receive no compensation directly from the Funds for performing the duties of their offices, except that the Funds compensate the Administrator for providing an officer to serve as the Funds’ Chief Compliance Officer. The aggregate remuneration paid to the Trustees during the six months ended April 30, 2014 was $406,500.

Note (H) Credit Agreement: Effective July 6, 2010 and as amended August 30, 2013, the Trust entered into a Credit Agreement with The Bank of New York Mellon (the “Bank”) which provides the Trust with a revolving line of credit facility of up to $50 million. The facility is shared by each series of the Trust and is available for temporary, emergency purposes including liquidity needs in meeting redemptions. The interest rate on outstanding Alternate Base Rate Loans is equal to the greater of the Prime Rate plus 1.25% or 0.50% plus the Federal Funds Effective Rate plus 1.25%. The interest rate on outstanding Overnight Loans is equal to the greater of the Federal Funds Effective Rate plus 1.25% or the One Month LIBOR Rate plus 1.25%. The Trust pays a commitment fee on the unutilized commitment amount of 0.12% per annum. The Funds did not utilize the line of credit during the six months ended April 30, 2014.

Note (I) Fully FDIC-insured Uninvested Deposit Balance Program: Effective July 3, 2012, the Trust entered into a program under which cash that was then held in custody and trust accounts by the Bank, as custodian for the Trust, would be held in non-interest bearing transaction accounts at the Bank that were fully covered by the FDIC. River Road Independent Value Fund, Lake Partners LASSO Alternatives Fund and Anchor Capital Enhanced Equity Fund accrued Earnings Credits to offset the

Funds’ respective custody and transfer agency fees (including overdraft charges) based on the specified Earnings Credit Rate. The Earnings Credit Rate was 8 basis points on positive balances, subject to adjustment by the Bank. The term of this agreement was June 1, 2012 through December 31, 2012. At April 30, 2014, the Funds accrued Earnings Credits are as follows:

Fund	Earnings Credit to Custody and Transfer Agency Fees
River Road Independent Value Fund	$30,229
Lake Partners LASSO Alternatives Fund	—
Anchor Capital Enhanced Equity Fund	—

Note (J) Significant Concentrations: Certain Funds may invest a significant percentage of their assets in securities of foreign issuers. These investments may involve certain considerations and risks not typically associated with investments in the United States as a result of, among other factors, the possibility of future political and economic developments and the level of governmental supervision and regulation of securities markets in the respective countries. Some countries in which the Funds invest may require government approval for repatriation of investment income, capital or the proceeds for sales of securities by foreign investors. In addition, if there is deterioration in a country’s balance of payments or for other reasons, a country may impose temporary restrictions on foreign capital remittances abroad. In addition, changes in currency exchange rates will affect the value of investments denominated in a foreign currency, as well as investment income derived from those securities.

Note (K) Subsequent Events: Management has evaluated the impact of all subsequent events on the Funds through the date the financial statements were issued, and has determined that there were no subsequent events requiring recognition or disclosure in the financial statements.

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Additional Information (unaudited)

Form N-Q: The Trust files complete schedules of portfolio holdings for the Funds with the Securities and Exchange Commission (the “SEC”) for the Trust’s first and third quarters of each fiscal year on Form N-Q. The Trust’s Form N-Q are available on the SEC’s website at www.sec.gov and are available for review and copying at the SEC’s Public Reference Room in Washington, DC. Information on the operations of the Public Reference Room may be obtained by calling the SEC at 202-942-8090.

Proxy Voting: The Trust’s Proxy Voting Policies and Procedures, used to determine how to vote proxies relating to portfolio securities, are included in the Trust’s Statement of Additional Information, which is available (i) upon request, without charge, by calling 800-992-8151; (ii) on Aston Funds’ website at www. astonfunds.com; and (iii) on the SEC’s website at www.sec.gov. The Funds’ Proxy Voting Record for the most recent twelve-month period ended June 30 is available without charge (i) on the Funds’ website at www.astonfunds.com; and (ii) on the SEC’s website at www.sec.gov.

Shareholder Voting Results: A combined Special Meeting of the Shareholders of the Trust with respect to the Funds listed below was held on April 17, 2014 for the following purposes:

(1)	To elect Trustees to the Board of the Trust (“Proposal 1”);

(2)	To approve a new Investment Advisory Agreement between the Trust, on behalf of each Fund, and Aston Asset Management, LLC (“Proposal 2”);

(3)	To approve a modified Manager-of-Managers Structure under any Applicable Exemptive Order or Future Rule (“Proposal 3”).

The shareholders meeting was reconvened with respect to Proposals 2 and 3 for each of the Harrison Street Real Estate Fund and TAMRO Diversified Equity Fund on April 24, 2014 and again on April 30, 2014. The meeting was reconvened again with respect to Proposals 2 and 3 for TAMRO Diversified Equity Fund on May 28, 2014. All proposals were approved by the shareholders for all applicable Funds. The results of the voting are as follows:

Proposal 1: Election of Trustees

	Number of Shares Voting
	For	Withheld
Bruce B. Bingham	539,983,843.052	5,544,629.247
Christine C. Carsman	538,202,285.971	7,326,186.328
William E. Chapman, II	539,818,757.180	5,709,715.119
Edward J. Kaier	539,921,036.679	5,607,435.620
Kurt Keilhacker	539,975,047.022	5,553,425.277
Steven J. Paggioli	539,930,200.852	5,598,271.447
Richard F. Powers, III	539,877,654.435	5,650,817.864
Eric P. Rakowski	539,931,823.606	5,596,648.693
Victoria Sassine	540,389,099.427	5,139,372.872
Thomas R. Schneeweis	539,791,067.136	5,737,405.163

Proposal 2: Approval of New Investment Advisory Agreement with Aston Asset Management, LLC

	For	Against	Abstain
ASTON/Anchor Capital Enhanced Equity Fund	9,373,836.748	111,096.622	146,304.403
ASTON/Barings International Fund	2,064,075.819	2,311.663	0.000
ASTON/Cornerstone Large Cap Value Fund	3,855,375.278	51,185.068	194,425.075
ASTON/DoubleLine Core Plus Fixed Income Fund	10,660,540.450	85,588.691	74,092.719
ASTON/Harrison Street Real Estate Fund	647,396.208	27,217.979	14,187.181
ASTON/Fairpointe Mid Cap Fund	63,695,805.751	407,304.247	1,371,104.904
ASTON/Herndon Large Cap Value Fund	4,961,845.602	65,675.466	16,171.300
ASTON/Lake Partners LASSO Alternatives Fund	25,139,645.161	120,939.641	147,835.389
ASTON/LMCG Emerging Markets Fund	217,374.758	0.000	0.000
ASTON/LMCG Small Cap Growth Fund	1,811,171.027	21,796.797	16,483.767
ASTON/Montag & Caldwell Balanced Fund	490,632.273	35,115.610	25,667.998
ASTON/Montag & Caldwell Growth Fund	133,929,922.008	774,445.879	1,916,811.584
ASTON/Montag & Caldwell Mid Cap Growth Fund	599,187.571	4,758.202	0.000
ASTON/River Road Dividend All Cap Value Fund	63,409,703.092	623,230.980	1,025,593.250
ASTON/River Road Dividend All Cap Value Fund II	4,226,614.618	12,392.638	42,583.701
ASTON/River Road Independent Value Fund	37,581,968.810	463,961.181	291,284.414
ASTON/River Road Long-Short Fund	11,642,333.724	54,498.000	104,897.000
ASTON/River Road Select Value Fund	9,351,274.587	25,986.722	35,779.021
ASTON/River Road Small Cap Value Fund	18,009,616.322	152,610.836	22,204.361
ASTON/Silvercrest Small Cap Fund	1,313,567.258	7,832.680	92,707.751
ASTON/TAMRO Diversified Equity Fund	1,869,228.476	14,138.443	11,354.637
ASTON/TAMRO Small Cap Fund	46,629,484.827	76,702.977	397,154.576
ASTON/TCH Fixed Income Fund	3,596,092.566	20,405.977	22,036.194

Proposal 3: Approval of a Modified Manager–of–Managers Structure Under any Applicable Exemptive Order or Future Rule

	For	Against	Abstain
ASTON/Anchor Capital Enhanced Equity Fund	8,849,041.567	587,532.731	194,660.474
ASTON/Barings International Fund	2,064,075.819	2,311.663	0.000
ASTON/Cornerstone Large Cap Value Fund	3,629,504.168	278,539.346	192,941.908
ASTON/DoubleLine Core Plus Fixed Income Fund	9,970,460.409	781,435.111	68,323.339
ASTON/Fairpointe Mid Cap Fund	62,697,860.622	1,330,050.921	1,445,878.359
ASTON/Harrison Street Real Estate Fund	619,984.011	48,623.567	20,192.790
ASTON/Herndon Large Cap Value Fund	4,950,774.221	74,850.345	18,065.803
ASTON/Lake Partners LASSO Alternatives Fund	25,001,843.138	234,778.790	171,796.262
ASTON/LMCG Emerging Markets Fund	217,374.758	0.000	0.000
ASTON/LMCG Small Cap Growth Fund	1,770,552.225	54,669.172	24,229.193
ASTON/Montag & Caldwell Balanced Fund	462,544.432	55,360.658	33,510.791
ASTON/Montag & Caldwell Growth Fund	131,938,029.067	2,632,026.392	2,051,120.012
ASTON/Montag & Caldwell Mid Cap Growth Fund	557,921.665	46,025.108	0.000
ASTON/River Road Dividend All Cap Value Fund	62,930,723.206	1,266,751.820	861,047.296
ASTON/River Road Dividend All Cap Value Fund II	4,199,352.237	41,134.887	41,101.833
ASTON/River Road Independent Value Fund	37,034,649.167	962,562.842	339,989.396
ASTON/River Road Long-Short Fund	11,047,630.724	614,346.000	139,752.000
ASTON/River Road Select Value Fund	9,299,772.452	70,114.115	43,152.763
ASTON/River Road Small Cap Value Fund	17,918,689.155	226,128.298	39,609.067
ASTON/Silvercrest Small Cap Fund	1,385,156.477	26,085.597	2,865.616
ASTON/TAMRO Diversified Equity Fund	1,835,823.596	47,146.656	11,750.304
ASTON/TAMRO Small Cap Fund	45,851,691.539	465,463.830	786,181.011
ASTON/TCH Fixed Income Fund	3,567,423.626	40,512.845	30,597.266

CONSIDERATIONS OF THE BOARD OF TRUSTEES IN APPROVING THE NEW SUB-INVESTMENT ADVISORY AGREEMENTS FOR ASTON/RIVER ROAD DIVIDEND ALL CAP VALUE FUND, ASTON/RIVER ROAD DIVIDEND ALL CAP VALUE FUND II, ASTON/RIVER ROAD INDEPENDENT VALUE FUND, ASTON/RIVER ROAD LONG-SHORT FUND, ASTON/RIVER ROAD SELECT VALUE FUND AND ASTON/RIVER ROAD SMALL CAP VALUE FUND IN CONNECTION WITH THE RIVER ROAD TRANSACTION

At an in-person meeting on March 20, 2014, the Board of Trustees (the “Board”) of Aston Funds (the “Trust”), including the trustees who are not “interested persons,” as defined in Section 2(a)(19) of the Investment Company Act of 1940, as

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amended (the “Independent Trustees”), considered the approval of new Sub-Investment Advisory Agreements (each, a “New Sub-Investment Advisory Agreement” and collectively, the “New Sub-Investment Advisory Agreements”) between Aston Asset Management, LP (including any successor thereto, “Aston”) and River Road Asset Management, LLC (“River Road”) with respect to the ASTON/River Road Dividend All Cap Value Fund, ASTON/River Road Dividend All Cap Value Fund II, ASTON/River Road Independent Value Fund, ASTON/River Road Long-Short Fund, ASTON/River Road Select Value Fund and ASTON/River Road Small Cap Value Fund (each, a “River Road Fund” and collectively, the “River Road Funds”).

The circumstance giving rise to the Board’s consideration of the New Sub-Investment Advisory Agreements was the anticipated execution of a definitive purchase agreement between Affiliated Managers Group, Inc. (“AMG”), the parent company of Aston, and Aviva Investors North America Holdings, Inc., an indirect subsidiary of Aviva plc (collectively, “Aviva”) and the parent company of River Road, whereby AMG will acquire all of Aviva’s equity interest in River Road (the “River Road Transaction”), immediately following which the management team of River Road will be issued equity interests in River Road.

The Board, including the Independent Trustees, considered information about the River Road Transaction provided by AMG and River Road. The Board noted that, upon completion of the River Road Transaction, River Road would become an affiliate of Aston, the investment adviser to each of the River Road Funds. The Board also considered that the completion of the River Road Transaction would be deemed to result in the “assignment” of the sub-investment advisory agreements then in effect for each River Road Fund, causing those agreements to automatically terminate.

In anticipation of the termination of the current sub-investment advisory agreements in connection with the River Road Transaction, the Board, including the Independent Trustees, determined that the terms of the New Sub-Investment Advisory Agreements between Aston, on behalf of each River Road Fund, and River Road are fair and reasonable, and the Board approved each New Sub-Investment Advisory Agreement as being in the best interests of the applicable River Road Fund.

In determining whether to approve the New Sub-Investment Advisory Agreement for each River Road Fund in connection with the River Road Transaction and whether to recommend the approval of the New Sub-Investment Advisory Agreements to shareholders, the Board received information and made inquiries into all matters deemed relevant and considered the following factors, among others:

•

Based on information provided by AMG and River Road, the River Road Transaction is not expected to affect the nature, extent and quality of services to be provided by River Road or to result in a change to River Road management or any River Road Fund’s portfolio management team. River Road is expected to retain operational and investment autonomy following the River Road Transaction.

•

Based on information provided by AMG and River Road, the terms of the River Road Transaction are designed to retain key personnel through substantial equity ownership and long-term employment agreements.

•	Based on information provided by AMG and River Road, the River Road Funds may benefit from River Road’s access to AMG’s assistance in strategic matters and operations.

•

The terms of the New Sub-Investment Advisory Agreement with respect to each River Road Fund are identical to the terms of the Current Sub-Investment Advisory Agreement for such River Road Fund except for the date of effectiveness and initial term, and the services provided by River Road and compensation payable to River Road will remain the same.

•

The River Road Funds will not bear any of the costs relating to the River Road Transaction, including the costs of preparing, printing and mailing a proxy statement to shareholders of the River Road Funds and related solicitation expenses, including the cost of engaging a proxy solicitor.

The Board considered that it had approved the annual renewal of the current sub-investment advisory agreements pursuant to an extensive process that had concluded at the December 19, 2013 Board meeting. The Board also determined that it was appropriate to take into consideration the extensive information received throughout the year regarding performance and operating results of the River Road Funds, given the continuity of portfolio management expected following the River Road Transaction. The Board concluded, based upon all of these considerations, along with the conclusions the Board reached with respect to the most recent approval of the renewal of the current sub-investment advisory agreement for each River Road Fund, that it need not reconsider all of the factors that it would typically consider in connection with an initial contract approval or contract renewal.

Based upon its evaluation of all information and factors it deemed relevant, and assisted by the advice of independent legal counsel, the Board, including all of the Independent Trustees, concluded that the terms of the New Sub-Investment Advisory Agreements, including the proposed subadvisory fees, were fair and reasonable, and that the New Sub-Investment Advisory Agreement between Aston and River Road, on behalf of each River Road Fund, should be approved.

CONSIDERATIONS OF THE BOARD OF TRUSTEES IN CONNECTION WITH THE APPROVAL OF THE INVESTMENT ADVISORY AGREEMENTS FOR ASTON/GUARDIAN CAPITAL GLOBAL DIVIDEND FUND AND ASTON/PICTET INTERNATIONAL FUND

At an in-person meeting on March 20, 2014, the Board of Trustees (the “Board”) of Aston Funds (the “Trust”), including the trustees who are not “interested persons,” as defined in Section 2(a)(19) of the Investment Company Act of 1940, as

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amended (the “Independent Trustees”), determined that the terms of the Investment Advisory Agreement between the Trust and Aston Asset Management, LP (including any successor thereto, “Aston”) with respect to the ASTON/Guardian Capital Global Dividend Fund and the ASTON/Pictet International Fund (each, a “New Fund” and collectively, the “New Funds”) are fair and reasonable and approved the Investment Advisory Agreement for each New Fund as being in the best interests of the New Fund. In making such determinations, the Board, including the Independent Trustees, considered materials received and discussions held with respect to the approval of the Investment Advisory Agreements at the March 20, 2014 meeting and prior meetings. The Independent Trustees met separately from the Trustees of the Trust who are “interested persons” of the Trust as defined in Section 2(a)(19) of the Investment Company Act of 1940, as amended, and any officers of Aston or its affiliates to consider approval of the Investment Advisory Agreements with respect to the New Funds and were assisted by independent legal counsel in their deliberations.

In evaluating the Investment Advisory Agreement on behalf of each New Fund, the Board reviewed information regarding: (1) the nature, quality and extent of the services to be provided to the New Fund; (2) the investment advisory fees to be charged and estimated total expense ratio of the New Fund compared to a peer group of funds; (3) fee waivers or expenses to be reimbursed by Aston and/or the New Fund’s subadviser; and (4) potential benefits to be received by Aston or its affiliates from Aston’s relationship with the New Fund. In considering the Investment Advisory Agreement on behalf of each New Fund, the Board, including the Independent Trustees, did not identify any single factor or group of factors as all-important or controlling, but considered all factors together. The following summary does not detail all the matters considered.

Nature, Quality and Extent of Services. The Board considered the nature, quality and extent of services to be provided by Aston, including investment advisory services and administrative services. The Board considered that Aston is a manager-of-managers, and that in its role as investment adviser to each New Fund it intends to delegate the day-to-day responsibility for managing the New Fund’s investments to a subadviser. Accordingly, the Board considered Aston’s capabilities and processes with respect to the selection and monitoring of subadvisers on an ongoing basis, as well as information regarding the composition, experience and role of its Investment Committee. In this regard, the Board noted the responsibilities and experience of Aston personnel, the resources made available to such personnel, the ability of Aston to attract and retain high quality personnel and the organizational depth and stability of Aston.

In addition to investment advisory services, the Board considered the quality of other services provided by Aston including oversight of service providers, regulatory administration and Board support, fund administration and operational support, compliance services, shareholder servicing and platform management and distribution- and marketing-related services. The Board also considered the nature and quality of services provided by Aston with respect to other series of the Trust. On the basis of this evaluation, the Board concluded that the nature, quality and extent of services to be provided by Aston are expected to be satisfactory.

Fees and Expenses. The Board considered each New Fund’s proposed management fee rate and total net expense ratio after contractual expense reimbursements and fee waivers. As a part of this analysis, the Board compared the proposed investment advisory fees and total net expenses to those of a relevant peer group for each New Fund. The Board concluded that the proposed investment advisory fees were reasonable and appropriate in light of the nature, quality and extent of services to be provided by Aston.

Costs and Profitability. With respect to the costs of services to be provided and profits expected to be realized by Aston, the Board considered the resources involved in managing each New Fund in light of Aston’s business model as well as fee waivers or expenses to be reimbursed under an Expense Reimbursement Agreement with Aston. The Board noted that, with respect to each New Fund, Aston and the applicable subadviser each will bear a portion of any fee waivers or expense reimbursements. Because the New Funds have not yet commenced operations, profitability information was not available. However, based upon projected asset size and the impact of fee waivers or expenses to be reimbursed by Aston, the Board concluded that profitability was not expected to be unreasonable.

Economies of Scale. The Board considered the extent to which economies of scale would be realized as each New Fund grows. The Board considered the potential asset size of the New Funds, as well as the terms of the Expense Reimbursement Agreement, and concluded that at this time the potential for economies of scale are limited.

Other Benefits to the Investment Adviser. The Board considered the nature and amount of fees to be paid by each New Fund for services to be provided by Aston for administration services. The Board noted that Aston currently does not intend to manage the New Funds directly, and therefore, will not benefit from the use of “soft” commission dollars to pay for research and brokerage services. The Board concluded that any other benefits to be received by the Adviser from its relationship with the New Funds were not expected to be unreasonable.

Conclusion. Based upon its evaluation of all material factors and assisted by the advice of independent legal counsel, the Board, including all of the Independent Trustees, concluded that the terms of the Investment Advisory Agreement for each New Fund, including the proposed investment advisory fee, were fair and reasonable, and that the Investment Advisory Agreement on behalf of each New Fund should be approved.

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CONSIDERATIONS OF THE BOARD OF TRUSTEES IN CONNECTION WITH THE APPROVAL OF THE SUB-INVESTMENT ADVISORY AGREEMENT FOR ASTON/GUARDIAN CAPITAL GLOBAL DIVIDEND FUND

At an in-person meeting on March 20, 2014, the Board of Trustees (the “Board”) of Aston Funds (the “Trust”), including the trustees who are not “interested persons,” as defined in Section 2(a)(19) of the Investment Company Act of 1940, as amended (the “Independent Trustees”), considered the approval of a Sub-Investment Advisory Agreement (the “Sub-Investment Advisory Agreement”) between Aston Asset Management, LP (including any successor thereto, “Aston”) and Guardian Capital LP (“Guardian Capital”) with respect to the ASTON/Guardian Capital Global Dividend Fund (the “New Fund”). The Board considered information provided and discussions held at the March 20, 2014 meeting and at prior meetings. The Independent Trustees met separately from the Trustees who are “interested persons” of the Trust as defined in Section 2(a)(19) of the Investment Company Act of 1940, as amended, and any officers of Aston, Guardian Capital or their respective affiliates to consider approval of the Sub-Investment Advisory Agreement and were assisted by independent legal counsel in their deliberations.

Among the matters considered by the Board, including the Independent Trustees, in connection with its approval of the Sub-Investment Advisory Agreement were the following:

Nature, Quality and Extent of Services. The Board considered the nature, quality and extent of services expected to be provided under the Sub-Investment Advisory Agreement. The Board considered the reputation, qualifications and background of Guardian Capital and its operational and compliance infrastructures. The Board also considered information provided regarding Guardian Capital’s investment approach, the experience and skills of senior management and investment personnel of Guardian Capital, the resources made available to such personnel, the ability of Guardian Capital to attract and retain high-quality personnel and the organizational depth of Guardian Capital. On the basis of this evaluation, the Board concluded that the nature, quality and extent of services to be provided by Guardian Capital are expected to be satisfactory.

Fees, Profitability and Economies of Scale. The Board considered the subadvisory fee rate under the Sub-Investment Advisory Agreement as well as the overall management fee structure of the New Fund, noting that the subadvisory fee rate is fifty percent (50%) of the investment advisory fee less certain third party payments, fee waivers and expense reimbursements incurred by Aston. The Board considered that the subadvisory fee rate had been negotiated at arm’s length between Aston and Guardian Capital, an unaffiliated third party, and that Aston would compensate Guardian Capital from the investment advisory fees it receives from the New Fund. As part of its review of the investment advisory agreement with Aston, the Board considered whether there will be economies of scale with respect to the overall fee structure of the New Fund and whether the New Fund will benefit from any economies of scale.

The Board determined that profitability information with respect to Guardian Capital was not material to its considerations in light of the fee model used by Aston and the unaffiliated status of Guardian Capital. The Board concluded that the proposed subadvisory fee rate was reasonable in light of the nature, quality and extent of services to be provided and that economies of scale were limited at this time.

Other Benefits to the Subadviser. The Board also considered the character and amount of other incidental benefits expected to be received by Guardian Capital and its affiliates. The Board considered potential benefits to Guardian Capital from the use of “soft dollars” to pay for research services generated by parties other than the executing broker-dealer. The Board concluded that the subadvisory fees were reasonable taking into account any other benefits expected to be received by Guardian Capital from its relationship with the New Fund.

Conclusion. Based on all of the information considered and the conclusions reached, the Board determined that the terms of the Sub-Investment Advisory Agreement are fair and reasonable, and that the approval of the Sub-Investment Advisory Agreement is in the best interests of the New Fund. No single factor was determinative in the Board’s analysis.

CONSIDERATIONS OF THE BOARD OF TRUSTEES IN CONNECTION WITH THE APPROVAL OF THE SUB-INVESTMENT ADVISORY AGREEMENT FOR ASTON/PICTET INTERNATIONAL FUND

At an in-person meeting on March 20, 2014, the Board of Trustees (the “Board”) of Aston Funds (the “Trust”), including the trustees who are not “interested persons,” as defined in Section 2(a)(19) of the Investment Company Act of 1940, as amended (the “Independent Trustees”), considered the approval of a Sub-Investment Advisory Agreement (the “Sub-Investment Advisory Agreement”) between Aston Asset Management, LP (including any successor thereto, “Aston”) and Pictet Asset Management Limited (“PAM”) with respect to the ASTON/Pictet International Fund (the “New Fund”). The Board considered information provided and discussions held at the March 20, 2014 meeting and at prior meetings. The Independent Trustees met separately from the Trustees who are “interested persons” of the Trust as defined in Section 2(a)(19) of the Investment Company Act of 1940, as amended, and any officers of Aston, PAM or their respective affiliates to consider approval of the Sub-Investment Advisory Agreement and were assisted by independent legal counsel in their deliberations.

Among the matters considered by the Board, including the Independent Trustees, in connection with its approval of the Sub-Investment Advisory Agreement were the following:

Nature, Quality and Extent of Services. The Board considered the nature, quality and extent of services expected to be provided under the Sub-Investment Advisory Agreement. The Board considered the reputation, qualifications and background of PAM and its operational and compliance infrastructures. The Board also considered information provided regarding PAM’s

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investment approach, the experience and skills of senior management and investment personnel of PAM, the resources made available to such personnel, the ability of PAM to attract and retain high-quality personnel and the organizational depth of PAM. On the basis of this evaluation, the Board concluded that the nature, quality and extent of services to be provided by PAM are expected to be satisfactory.

Fees, Profitability and Economies of Scale. The Board considered the subadvisory fee rate under the Sub-Investment Advisory Agreement as well as the overall management fee structure of the New Fund, noting that the subadvisory fee rate is fifty percent (50%) of the investment advisory fee less certain fee waivers and expense reimbursements incurred by Aston. The Board considered that the subadvisory fee rate had been negotiated at arm’s length between Aston and PAM, an unaffiliated third party, and that Aston would compensate PAM from the investment advisory fees it receives from the New Fund. As part of its review of the investment advisory agreement with Aston, the Board considered whether there will be economies of scale with respect to the overall fee structure of the New Fund and whether the New Fund will benefit from any economies of scale.

The Board determined that profitability information with respect to PAM was not material to its considerations in light of the fee model used by Aston and the unaffiliated status of PAM. The Board concluded that the proposed subadvisory fee rate was reasonable in light of the nature, quality and extent of services to be provided and that economies of scale were limited at this time.

Other Benefits to the Subadviser. The Board also considered the character and amount of other incidental benefits expected to be received by PAM and its affiliates. The Board considered potential benefits to PAM from the use of “soft dollars” to pay for research services generated by parties other than the executing broker-dealer. The Board concluded that the subadvisory fees were reasonable taking into account any other benefits expected to be received by PAM from its relationship with the New Fund.

Conclusion. Based on all of the information considered and the conclusions reached, the Board determined that the terms of the Sub-Investment Advisory Agreement are fair and reasonable, and that the approval of the Sub-Investment Advisory Agreement is in the best interests of the New Fund. No single factor was determinative in the Board’s analysis.

CONSIDERATIONS OF THE BOARD OF TRUSTEES IN CONNECTION WITH THE APPROVAL OF THE NEW INVESTMENT ADVISORY AGREEMENT AND SUB-INVESTMENT ADVISORY AGREEMENTS FOR ASTON/GUARDIAN CAPITAL GLOBAL DIVIDEND FUND AND ASTON/PICTET INTERNATIONAL FUND IN CONNECTION WITH THE TRANSACTION

At an in-person meeting on March 20, 2014, the Board of Trustees (the “Board”) of Aston Funds (the “Trust”), including the trustees who are not “interested persons,” as defined in Section 2(a)(19) of the Investment Company Act of 1940, as amended (the “Independent Trustees”), considered the terms of

(1) a new investment advisory agreement (the “New Advisory Agreement”) between Aston Asset Management, LLC (currently known as Aston Asset Management, LP) (“Aston”) and the Trust on behalf of the ASTON/Guardian Capital Global Dividend Fund (the “Guardian Fund”) and the ASTON/Pictet International Fund (the “Pictet Fund”) (each of the Guardian Fund and the Pictet Fund, a “New Fund” and collectively, the “New Funds”), (2) a new sub-investment advisory agreement (the “New Guardian Sub-Investment Advisory Agreement”) between Aston and Guardian Capital LP (“Guardian Capital”) with respect to the Guardian Fund, and (3) a new sub-investment advisory agreement (the “New Pictet Sub-Investment Advisory Agreement”) (each of the New Guardian Sub-Investment Advisory Agreement and the New Pictet Sub-Investment Advisory Agreement, a “New Sub-Investment Advisory Agreement” and collectively, the “New Sub-Investment Advisory Agreements”) between Aston and Pictet Asset Management Limited (“PAM”) with respect to the Pictet Fund.

The circumstance giving rise to the Board’s consideration of the New Advisory Agreement was the exercise by Affiliated Managers Group, Inc. (“AMG”) of its call option with respect to the outstanding equity of Aston that is not currently owned by AMG and the related restructuring of Aston (collectively, the “Restructuring Transaction”). The Board, including the Independent Trustees, considered information about the Restructuring Transaction provided by Aston and AMG, including information provided at the December 18-19, 2013 meeting of the Board with respect to the approval of a new investment advisory agreement for other series of the Trust in connection with the Restructuring Transaction.

The Board noted that, upon completion of the Restructuring Transaction, Aston would be converted from a limited partnership to a limited liability company and that Aston would be a wholly-owned subsidiary of Managers Investment Group LLC (which would be rebranded as “AMG Funds LLC”), a wholly-owned subsidiary of AMG. The Board considered that the completion of the Restructuring Transaction, if it occurs after the initial investment advisory agreement for each New Fund takes effect, may be deemed to result in the “assignment” of each of the initial investment advisory agreement and the initial sub-investment advisory agreement for each New Fund, causing those agreements to automatically terminate.

In anticipation of the termination of the initial investment advisory agreement and each initial sub-investment advisory agreement in connection with the Restructuring Transaction, the Board, including the Independent Trustees, determined that the terms of the New Advisory Agreement between the Trust, on behalf of each New Fund, and Aston, the New Guardian Sub-Investment Advisory Agreement between Aston and Guardian Capital with respect to the Guardian Fund and the New Pictet Sub-Investment Advisory Agreement between Aston and PAM with respect to the Pictet Fund are fair and reasonable, and the Board approved the New Advisory Agreement and each New Sub-Investment Advisory Agreement as being in the best interests of the New Funds.

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In determining whether to approve the New Advisory Agreement and the applicable New Sub-Investment Advisory Agreement for each New Fund in connection with the Restructuring Transaction and whether to recommend the approval of the New Advisory Agreement to each New Fund’s sole shareholder, the Board received information and made inquiries into all matters deemed relevant and considered the following factors, among others:

•

Based on representations from AMG and Aston, the Restructuring Transaction is not expected to affect the nature, extent and quality of services to be provided by Aston, Guardian Capital or PAM, nor is the Restructuring Transaction expected to result in any changes to either New Fund’s portfolio management.

•

Based on representations from AMG and Aston, neither AMG nor Aston has any present intention to make any material changes in the operations of either New Fund or its service providers, except for such changes which the Board discussed and determined to be consistent with the best interests of each New Fund and its shareholders.

•

Based on information provided by AMG and Aston, each New Fund may benefit over time as a result of economies from the greater scale of the combined organization, greater leverage with respect to third-party mutual fund platforms and stronger negotiating power with third-party vendors.

•

The terms of the New Advisory Agreement and each New Sub-Investment Advisory Agreement are substantially the same as the initial investment advisory agreement and the initial sub-investment advisory agreement, respectively, for each New Fund and the investment advisory and sub-investment advisory fee rates for each New Fund will remain the same.

•	Neither New Fund will bear any of the costs relating to the Restructuring Transaction.

The Board considered that it had previously approved an initial investment advisory agreement and an initial sub-investment advisory agreement for each New Fund pursuant to an extensive process at its March 20, 2014 meeting. The Board concluded, based upon all of these considerations, along with the conclusions the Board reached with respect to the approval of the initial investment advisory agreement and the initial sub-investment advisory agreement for each New Fund, that it need not reconsider all of the factors that it would typically consider in connection with an initial contract approval or contract renewal.

Based upon its evaluation of all information and factors it deemed relevant, and assisted by the advice of independent legal counsel, the Board, including all of the Independent Trustees, concluded that the terms of the New Advisory Agreement and the New Sub-Investment Advisory Agreement, including the proposed investment advisory and subadvisory fees, respectively, for each New Fund were fair and reasonable, and that each of the New Advisory Agreement and the New Sub-Investment Advisory Agreement for each New Fund should be approved.

CONSIDERATIONS OF THE BOARD OF TRUSTEES IN CONNECTION WITH THE ANNUAL RENEWAL OF INVESTMENT ADVISORY AGREEMENT AND SUB-INVESTMENT ADVISORY AGREEMENTS

The Board of Trustees (the “Board”) of Aston Funds (the “Trust”), including the trustees who are not “interested persons” as defined in Section 2(a)(9) of the Investment Company Act of 1940, as amended (the “Independent Trustees”), is responsible for approving the Investment Advisory Agreement (the “Investment Advisory Agreement”) between the Trust and Aston Asset Management, LP (“Aston” or the “Adviser”) with respect to each series of the Trust and the Sub-Investment Advisory Agreements between Aston and each sub-adviser (each, a “Sub-Advisory Agreement” and collectively, the “Sub-Advisory Agreements”) and approving the periodic continuance of such agreements. Pursuant to the Investment Company Act of 1940, as amended, (the “1940 Act”) the Board is required to consider the continuation of the Investment Advisory Agreement and Sub-Advisory Agreements on an annual basis following the initial term of each agreement. Accordingly, the Board considered the continuance of the Investment Advisory Agreement with respect to each series of the Trust for which the term ends in December 2013 and each Sub-Advisory Agreement with a term ending in December 2013, as set forth in Exhibit A-1 (collectively, the “Advisory Agreements”), at an in-person meeting held in December 2013, and the Board determined to continue the Advisory Agreements for an additional one-year period. Each series of the Trust for which an Advisory Agreement is being continued is referred to as a “Fund” or a “Renewal Fund.”

The Board, including the Independent Trustees, considered materials received and discussions held with respect to the continuation of the Advisory Agreements at in-person meetings held in September 2013 and December 2013 (the “Meetings”). The Board requested and received a broad range of information relating to the Renewal Funds, the Adviser and the applicable sub-adviser (each, a “Sub-Adviser” and collectively the “Sub-Advisers”). As discussed in more detail below, the information provided included, among other things, a review of performance, including Fund performance assessments against peer groups and appropriate benchmarks compiled by an independent mutual fund data provider, a comparison of Fund fees and expenses relative to a peer expense group compiled by an independent mutual fund data provider, and an assessment with respect to the Adviser and each Sub-Adviser of the organizational structure, investment philosophy and process, operational matters and compliance matters. With respect to the Adviser, the materials also included a review of information regarding the Adviser’s business and fee model, an analysis of the Adviser’s profitability with comparisons to prior years and an assessment of the services provided by the Adviser. As a result of its review of the materials provided and discussions held at the Meetings, the Board presented the Adviser with questions and the Adviser responded.

The materials and information prepared and provided in connection with the annual review of the Advisory Agreements supplement the information and analysis provided to the Board

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during the year. In this regard, throughout the year, the Board regularly reviews the performance of, and various services provided by, the Adviser, Sub-Advisers and other service providers to the Trust. The Board also meets with key investment personnel managing the Fund portfolios at a special investment meeting held in February of each year, and on an as-needed basis throughout the year. At quarterly meetings, the Board reviews reports on, among other things, Fund performance, changes in investment process, policies and strategies, operational matters, and compliance and regulatory matters. The Board also reviewed information provided by counsel to the Trust describing applicable law and the Board’s duties in reviewing the Advisory Agreements. The Independent Trustees met separately from the Trustees who are “interested persons” of the Trust as defined in Section 2(a)(9) of the 1940 Act and any officers of Aston, the Sub-Advisers or their affiliates to consider the continuation of the Advisory Agreements and were assisted by independent legal counsel in their deliberations.

In considering the continuation of the Advisory Agreements, the Board, including the Independent Trustees, did not identify any single factor or group of factors as all-important or controlling, but considered all factors together including (a) the nature, extent, and quality of services provided by the Adviser and Sub-Advisers, (b) the investment performance of the Renewal Funds, (c) management fees, gross and net expenses, and contractual expense limitations with respect to the Renewal Funds, (d) the extent of any economies of scale, (e) benefits derived by the Adviser or Sub-Advisers from their relationships with the Trust and (f) other factors. The principal factors considered by the Board and its conclusions are summarized below.

Nature, Quality and Extent of Services. The Board considered the nature, quality and extent of services provided by the Adviser and Sub-Advisers. In light of the manager-of-managers structure employed by the Adviser, the Board recognized that the Adviser is responsible for the selection and oversight of the Sub-Advisers and that the Sub-Advisers provide day-to-day portfolio management services. In addition to performance information (as described in more detail below), the Board considered information regarding Aston’s business and fee model, investment committee structure, and investment processes and philosophy with respect to the selection and ongoing monitoring of the investment performance of the Sub-Advisers. In this regard, the Board noted the responsibilities and experience of Aston personnel, the resources made available to such personnel, the ability of Aston to attract and retain high-quality personnel and the organizational depth and stability of Aston. With respect to the Sub-Advisers, the Board considered information provided regarding the experience and skills of senior management and investment personnel of each Sub-Adviser, the resources made available to such personnel, the ability of each Sub-Adviser to attract and retain high-quality personnel, and the organizational depth and stability of each Sub-Adviser, as well as information regarding recent changes in ownership or key personnel, if any, and the impact of such changes on the services provided. The Board also considered the Adviser’s evaluation of each Sub-Adviser’s performance including, where applicable, performance attribution analysis.

In addition to advisory services, the Board considered the nature, quality and extent of other services provided by Aston including oversight of service providers, regulatory administration and Board support, fund administration and operational support, compliance services, shareholder servicing and platform management, and distribution- and marketing-related services. Given the importance of compliance, the Board also considered the Adviser’s and Trust’s compliance program, including reports from the Chief Compliance Officer received throughout the year regarding the compliance policies and procedures of the Trust, Adviser, Sub-Advisers and other service providers; the resources dedicated to compliance; and the record of compliance with the policies and procedures.

Performance. The Board reviewed reports that contained historical performance data for each Renewal Fund for various periods as well as information comparing such performance to the performance of a peer group of other mutual funds compiled by an independent provider of mutual fund data based on Morningstar categories (the “Performance Peer Group”) and to recognized benchmarks. In this regard, the Board reviewed performance information for the one-, three-, five- and ten-year periods ended June 30, 2013 (in each case, as available with respect to each Renewal Fund) compared to the performance of the Fund’s Performance Peer Group and benchmark index or indices over the periods presented. While the Board is cognizant of each Fund’s performance relative to the Performance Peer Group and the benchmark index or indices, the Board evaluated performance in light of the respective Fund’s investment objective and policies and the investment strategy of the applicable Sub-Adviser. With respect to Funds that the Board considers to have underperformed the Performance Peer Group and/or benchmark index or indices from time to time, the Board considered the Adviser’s assessment of whether performance was consistent with the Sub-Adviser’s investment strategy and was satisfactory over time, and, if applicable, steps taken by the Adviser to monitor or address such circumstances.

With respect to ASTON/Anchor Capital Enhanced Equity Fund, the Board also considered that the Morningstar long-short category assigned to the Fund was an imperfect match for the Fund’s covered call strategy. With respect to ASTON/Cornerstone Large Cap Value Fund, ASTON/Harrison Street Real Estate Fund and ASTON/LMCG Small Cap Growth Fund, the Board also considered that each Fund had undergone a change of Sub-Adviser within the last two years and that the performance information reflected the performance of a previous Sub-Adviser for some of the periods presented. With respect to ASTON/River Road Independent Value Fund, ASTON/River Road Long-Short Fund, ASTON/River Road All Cap Value Fund II and ASTON/DoubleLine Core Plus Fixed Income Fund, the Board also considered that the Funds had recently commenced operations and that the performance information reflected information for the one-year period ended June 30, 2013 only.

On the basis of this evaluation and its ongoing review of operations, the Board concluded that the nature, quality and extent of services provided by the Adviser was satisfactory. The Board

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also concluded that the nature, quality and extent of services provided by each Sub-Adviser was satisfactory over time taking into account the Sub-Adviser’s tenure, short-term and long-term performance and an assessment of whether such performance was consistent with the Sub-Adviser’s investment style.

Fees and Expenses. The Board considered the fee structure under the Sub-Advisory Agreements, noting that the subadvisory fee rate generally is fifty per percent (50%) of management fees less certain third party payments, fee waivers and expense reimbursement incurred by the Adviser. The Board considered that the subadvisory fee rates were negotiated at arm’s length between Aston and each Sub-Adviser, each an unaffiliated third party, and that Aston would compensate each Sub-Adviser from its own fees.

The Board evaluated the management fees and expenses of each Renewal Fund reviewing, among other things, each Fund’s gross management fees, net management fees, gross total expense ratio, and net total expense ratio, both on an absolute basis and as compared to fee and expense information of a relevant peer group compiled by an independent mutual fund data provider based on Morningstar categories (the “Peer Expense Group”). As a part of this analysis, the Board also considered advisory fees waived or expenses reimbursed by Aston pursuant to contractual expense limitation or reimbursement agreements and the applicable Sub-Adviser’s obligation to contribute to such waiver or reimbursement as set forth in the Sub-Advisory Agreements. With respect to ASTON/DoubleLine Core Plus Fixed Income Fund, the Board also considered the Sub-Adviser’s obligation to waive its sub-advisory fees to the extent of advisory fees earned by the Sub-Adviser with respect to assets of the Fund allocated to a proprietary fund and the Adviser’s obligation to reduce its fee in a corresponding amount.

With respect to ASTON/Anchor Capital Enhanced Equity Fund, ASTON Barings International Fund, ASTON/Fairpointe Mid Cap Fund, ASTON/Montag & Caldwell Growth Fund, ASTON/River Road Dividend All Cap Value Fund and ASTON/TCH Fixed Income Fund, the Board considered that gross management fees, net management fees, net operating expense and net total expenses were within a reasonable range of Peer Expense Group averages. With respect to ASTON/Montag & Caldwell Balanced Fund, ASTON/River Road Dividend All Cap Value Fund II and ASTON/River Road Long-Short Fund, the Board considered that gross management fees, net management fees and net total expenses were within a reasonable range of Peer Expense Group averages; the Board noted net operating expenses of each Fund were higher than the applicable Peer Expense Group average due to the small asset sizes of the Funds relative to the applicable peer group.

With respect to the ASTON/Cornerstone Large Cap Value Fund, the Board considered that while net management fees was higher than the Peer Expense Group average, the gross management fee of the Fund was less than the Peer Expense Group average and median and the net operating expenses and net total expenses of the Fund were within a reasonable range of the Peer Expense Group averages. With respect to ASTON/DoubleLine Core Plus

Fixed Income Fund, the Board considered the high-quality investment management firm engaged as Sub-Adviser along with the gross management fees and net management fees which were higher than the Peer Expense Group averages. The Board also considered that, the net operating expenses and net total expenses of the Fund were within a reasonable range of the Peer Expense Group averages. With respect to ASTON/Herndon Large Cap Value Fund, the Board considered that while the net management fee was higher than the Peer Expense Group average, gross management fee and net total expenses and net operating expenses for the Fund were within a reasonable range of the Peer Expense Group averages. With respect to ASTON/Harrison Street Real Estate Fund, ASTON/LMCG Small Cap Growth Fund, and ASTON/Silvercrest Small Cap Fund, the Board considered that while gross management fees and net operating expenses were higher than Peer Expense Group averages, net total expenses for these Funds were within a reasonable range of Peer Expense Group averages and that, due to the relatively small sizes of the Funds, the Adviser had waived all or substantially all of its management fees during the last fiscal year. With respect to ASTON/Lake Partners LASSO Alternatives Fund, the Board considered that while gross and net management fees were higher than the Peer Expense Group average, the relatively small size of the Peer Expense Group and the inclusion of indirect expenses of underlying funds made comparisons more difficult. With respect to ASTON/Montag & Caldwell Mid Cap Growth Fund, the Board considered that while the gross management fee was higher than the Peer Expense Group average due to low asset levels, the net total expenses for the Fund were within a reasonable range of the Peer Expense Group average. With respect to ASTON/River Road Independent Value Fund, ASTON/River Road Small Cap Value Fund, ASTON/River Road Select Value Fund, and ASTON/TAMRO Small Cap Fund, the Board considered that while gross and net management fees were higher than Peer Expense Group averages (or at or near the high end of Peer Expense Group averages for ASTON/River Road Select Value Fund), net total expenses and net operating expenses were within a reasonable range of Peer Expense Group averages. With respect to ASTON/TAMRO Diversified Equity Fund, the Board considered that although the net management fee was higher than the Peer Expense Group average, the Fund’s net management fee was within a reasonable range of the Peer Expense Group median and the gross management fee, net operating expenses and net total expenses were within a reasonable range of the Peer Expense Group averages.

With respect to ASTON/Fairpointe Mid Cap Fund, ASTON/LMCG Small Cap Growth Fund, ASTON/TAMRO Small Cap Fund, ASTON/River Road Dividend All Cap Value Fund, ASTON/River Road Independent Value Fund, ASTON/River Road Small Cap Value Fund, ASTON/River Road Select Value Fund, ASTON/River Road Dividend All Cap Value Fund II and ASTON Silvercrest Small Cap Fund, the Board also considered the capacity constraints and resulting limits on asset growth with respect to the Funds’ strategies. With respect to ASTON/River Road Long-Short Fund, the Board considered that the inclusion of dividend and interest expense in total expenses from short sales made the total expense comparison more difficult.

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The Board considered that the ASTON/Lake Partners LASSO Alternatives Fund invests primarily in other investment companies (a “Fund-of-Funds”). The Board noted that the Fund-of-Funds historically has invested in underlying funds outside of the Aston Funds complex. Accordingly, the Board determined, with respect to the Fund-of-Funds, that the management fees charged are based on services provided that are in addition to, rather than duplicative of, services provided under the advisory contract of the underlying funds in which the Fund-of-Funds may invest.

The Board also considered the advisory fees charged by Aston and the Sub-Advisers to separate account clients and, in the case of certain Sub-Advisers, other mutual funds. The Board considered that the fee rates charged to the Renewal Funds and separately managed account clients vary because of the different services involved and the additional regulatory and compliance requirements, among other things, associated with registered investment companies such as the Renewal Funds. Accordingly, the Board considered the differences in product types, including differences in the services provided, the structure and operations, product distribution and costs thereof, investor profiles, account sizes and regulatory requirements. The Board noted that the range of services provided to the Renewal Funds (as discussed above) is much more extensive than those provided to separate accounts.

On the basis of the information provided, the Board concluded that advisory and subadvisory fees were reasonable and appropriate in light of the nature, quality and extent of services provided.

Costs and Profitability. The Board considered certain financial information and statistics related to the costs of providing advisory services and the profitability of Aston’s Advisory Agreements in light of Aston’s business model, as well as fee waivers or expenses to be reimbursed, where applicable, including comparative information for the prior two years. The Board noted that for certain Renewal Funds, Aston and the Sub-Adviser will each bear 50% of any fee waivers or expense reimbursements and for other Renewal Funds, the Sub-Adviser is not responsible for contributing to expense reimbursements. The Board considered that the information was provided by Aston and was subject to a number of estimates and allocation decisions. Because the Board recognized the inherently subjective nature of profitability analysis, this information was utilized as an approximate rather than a definitive measure of profitability. The Board considered that Aston must be able to compensate its employees at competitive rates in order to attract and retain high-quality personnel to provide high-quality services to the Funds.

Based on the information provided, the Board concluded that the profits realized by Aston in connection with the management of the Funds were not unreasonable. The Board determined that profitability information with respect to the Sub-Advisers was not material to its considerations in light of the fee model used by Aston and the unaffiliated status of all Sub-Advisers.

Economies of Scale. The Board considered whether there are economies of scale with respect to the management of the Renewal Funds and whether the Renewal Funds benefit from any economies of scale. The Board considered the size of the Renewal Funds, any breakpoints in fees, and the nature of the asset class and any capacity limits. The Board noted that the Investment Advisory Agreement with Aston with respect to ASTON/Fairpointe Mid Cap Fund and ASTON/Montag & Caldwell Growth Fund contains breakpoints based on average daily net assets. The Board concluded that the management fee schedules for the ASTON/Fairpointe Mid Cap Fund and the ASTON/Montag & Caldwell Growth Fund reflect an appropriate level of sharing of economies of scale. The Board determined that economies of scale were limited for the other Renewal Funds at this time due to their asset size and/or capacity constraints with respect to the investment strategy of the applicable Sub-Adviser.

Other Benefits to the Adviser and Sub-Advisers. The Board considered the character and amount of other incidental benefits received by Aston as a result of its relationship with the Funds. The Board considered the nature and amount of fees to be paid by the Funds for administration services provided by Aston, and payments under the Funds’ Rule 12b-1 distribution and services plans. The Board also took into account other businesses that the Adviser has, or may develop, with Sub-Advisers to the Funds with respect to the separately managed accounts of certain Sub-Advisers, including the compensation received by Aston for client solicitation or support services provided in connection with such products. The Board noted that Aston does not manage any of the Funds directly and therefore will not benefit from the use of “soft” commission dollars to pay for research and brokerage services. The Board concluded that any incidental benefits to be received by Aston from its relationship with the Funds are expected to be reasonable and that the management fees were reasonable, taking into account any other benefits to be received by the Adviser.

The Board also considered the character and amount of other incidental benefits received by the Sub-Advisers and their affiliates as a result of their association with the Funds. The Board considered information provided regarding potential benefits to certain Sub-Advisers from the use of “soft dollars” to pay for research services generated by parties other than the executing broker-dealer. The Board also noted other business relationships with Aston and certain Sub-Advisers with respect to separately managed accounts. The Board concluded that the subadvisory fees were reasonable, taking into account any other benefits to be received by the Sub-Advisers from their relationship with the Funds.

Conclusion. Based upon its evaluation of all material factors and assisted by the advice of independent legal counsel, the Board, including all of the Independent Trustees, concluded that the terms of the Advisory Agreements including the advisory fees were fair and reasonable, and that the continuation of the Advisory Agreements with respect to each Renewal Fund for an additional one-year period should be approved.

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CONSIDERATIONS OF THE BOARD OF TRUSTEES IN APPROVING THE NEW INVESTMENT ADVISORY AGREEMENTS IN CONNECTION WITH THE TRANSACTION

At an in-person meeting held on December 18-19, 2013, the Board of Trustees (the “Board”) of Aston Funds (the “Trust”), including all of the Independent Trustees, considered the terms of a new investment advisory agreement (the “New Advisory Agreement”) between Aston Asset Management, LLC (currently known as Aston Asset Management, LP) (“Aston”) and the Trust on behalf of ASTON/Anchor Capital Enhanced Equity Fund, ASTON/Barings International Fund, ASTON/Cornerstone Large Cap Value Fund, ASTON/DoubleLine Core Plus Fixed Income Fund, ASTON/Fairpointe Mid Cap Fund, ASTON/Harrison Street Real Estate Fund, ASTON/Herndon Large Cap Value Fund, ASTON/Lake Partners LASSO Alternatives Fund, ASTON/LMCG Emerging Markets Fund, ASTON/LMCG Small Cap Growth Fund, ASTON/Montag & Caldwell Balanced Fund, ASTON/Montag & Caldwell Growth Fund, ASTON/Montag & Caldwell Mid Cap Growth Fund, ASTON/River Road Dividend All Cap Value Fund, ASTON/River Road Dividend All Cap Value Fund II, ASTON/River Road Independent Value Fund, ASTON/River Road Long-Short Fund, ASTON/River Road Select Value Fund, ASTON/River Road Small Cap Value Fund, ASTON/Silvercrest Small Cap Fund, ASTON/TAMRO Diversified Equity Fund, ASTON/TAMRO Small Cap Fund and ASTON/TCH Fixed Income Fund (each, a “Fund” and collectively, the “Funds”).

The circumstance giving rise to the Board’s consideration of the New Advisory Agreement was the exercise by Affiliated Managers Group, Inc. (“AMG”) of its call option with respect to the outstanding equity of Aston that is not currently owned by AMG and the related restructuring of Aston (collectively, the “Restructuring Transaction”). The Independent Trustees met in executive session to consider the proposals in connection with the Restructuring Transaction. The Board considered information about the Restructuring Transaction that had been provided by Aston and AMG. The Board noted that, upon completion of the Restructuring Transaction, Aston would be converted from a limited partnership to a limited liability company and that Aston would be a wholly owned subsidiary of Managers Investment Group LLC (“Managers”), a wholly owned subsidiary of AMG. The Board considered that the completion of the Restructuring Transaction may be deemed to result in the “assignment” of the investment advisory agreement then in effect for each Fund, causing that agreement to automatically terminate.

In anticipation of the termination of the current investment advisory agreements in connection with the Restructuring Transaction, the Board, including the Independent Trustees, determined that the terms of the New Advisory Agreement between the Trust, on behalf of each Fund, and Aston are fair and reasonable, and the Board approved each New Advisory Agreement as being in the best interests of each Fund. The Independent Trustees met separately from the “interested” Trustees of the Trust to consider the approval of the New Advisory Agreement with respect to each Fund and were assisted by independent legal counsel in their deliberations.

In determining whether to approve the New Advisory Agreement for each Fund in connection with the Restructuring Transaction and whether to recommend the approval of the New Investment Advisory Agreement to shareholders, the Board received information and made inquiries into all matters deemed relevant and considered the following factors, among others:

•

Based on representations from Aston and AMG, the Restructuring Transaction is not expected to affect the nature, extent and quality of services to be provided by Aston, nor is the Restructuring Transaction expected to result in any changes to the subadvisers of the Funds.

•

Based on representations from Aston and AMG, neither Aston nor AMG has any present intention to make any material changes in the operations of the Funds or their service providers, except for such changes which the Board discussed and determined to be consistent with the best interests of the Funds and their shareholders.

•

Based on information provided by Aston and AMG, the Funds may benefit over time as a result of economies from the greater scale of the combined organization, greater leverage with respect to third-party mutual fund platforms and stronger negotiating power with third-party vendors.

•

The terms of each New Investment Advisory Agreement with Aston were substantially the same as the then-current investment advisory agreement, and the investment advisory fee rate would remain the same. The expense limitation and reimbursement agreements in effect for each Fund would not change as a result of the Restructuring Transaction.

•

The Funds will not bear any of the costs relating to the Restructuring Transaction, including the costs of preparing, printing and mailing a proxy statement to shareholders of the Funds and related solicitation expenses.

The Board considered that it had renewed the current investment advisory agreements pursuant to an extensive process that concluded at its December 19, 2013 meeting, or pursuant to an extensive initial contract approval process in the last year. The Board also determined that it was appropriate to take into consideration the extensive information received throughout the year regarding performance and operating results of the Funds, given the continuity of portfolio management expected following the Restructuring Transaction. The Board concluded, based upon all of these considerations, along with the conclusions the Board reached with respect to the most recent approval or renewal of the current investment advisory agreement, that it need not reconsider all of the factors that it would typically consider in connection with an initial contract approval or contract renewal.

Based upon its evaluation of all information and factors it deemed relevant and assisted by the advice of independent legal counsel, the Board, including all of the Independent Trustees, concluded that the terms of the New Advisory Agreement, including the proposed advisory fees, were fair and

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reasonable, and that the New Advisory Agreement between Aston and the Trust on behalf of each Fund should be approved.

CONSIDERATIONS OF THE BOARD OF TRUSTEES IN APPROVING THE NEW SUB-INVESTMENT ADVISORY AGREEMENTS IN CONNECTION WITH THE TRANSACTION

At an in-person meeting held on December 18-19, 2013, the Board of Trustees (the “Board”) of Aston Funds (the “Trust”), including all of the Independent Trustees, considered whether to approve new sub-investment advisory agreements between Aston Asset Management, LLC (currently known as Aston Asset Management, LP) (“Aston”) and the following subadvisers (each, a “Subadviser” and collectively, the “Subadvisers”) on behalf of the following funds (each, a “Fund” and collectively, the “Funds”):

Subadviser	Fund
Anchor Capital Advisors LLC	ASTON/Anchor Capital Enhanced Equity Fund

Baring International Investment Limited	ASTON/Barings International Fund

Cornerstone Investment Partners, LLC	ASTON/Cornerstone Large Cap Value Fund

DoubleLine Capital LP	ASTON/DoubleLine Core Plus Fixed Income Fund

Fairpointe Capital LLC	ASTON/Fairpointe Mid Cap Fund

Harrison Street Securities, LLC	ASTON/Harrison Street Real Estate Fund

Herndon Capital Management, LLC	ASTON/Herndon Large Cap Value Fund

Lake Partners, Inc.	ASTON/Lake Partners LASSO Alternatives Fund

Lee Munder Capital Group, LLC	ASTON/LMCG Emerging Markets Fund ASTON/LMCG Small Cap Growth Fund

Montag & Caldwell, LLC	ASTON/Montag & Caldwell Growth Fund ASTON/Montag & Caldwell Mid Cap Growth Fund ASTON/Montag & Caldwell Balanced Fund

River Road Asset Management, LLC

ASTON/River Road Dividend All Cap Value Fund

ASTON/River Road Dividend All Cap Value Fund II

ASTON/River Road Select Value Fund

ASTON/River Road Small Cap Value Fund

ASTON/River Road Independent Value Fund

ASTON/River Road Long-Short Fund

Silvercrest Asset Management Group LLC	ASTON/Silvercrest Small Cap Fund

Subadviser	Fund

TAMRO Capital Partners LLC	ASTON/TAMRO Diversified Equity Fund ASTON/TAMRO Small Cap Fund

Taplin, Canida & Habacht LLC	ASTON/TCH Fixed Income Fund

The Board considered that the completion of the Restructuring Transaction may be deemed to result in the “assignment” of the current investment advisory agreement for each Fund, causing the agreements to automatically terminate, which will cause each sub-investment advisory agreement to automatically terminate upon its terms. In anticipation of the termination of the sub-investment advisory agreements, the Board, including the Independent Trustees, determined that the approval of a new sub-investment advisory agreement is in the best interests of each Fund. The Independent Trustees met separately from the “interested” Trustees of the Trust to consider the approval of the sub-investment advisory agreements with respect to each Fund and were assisted by independent legal counsel in their deliberations.

In determining whether to approve new sub-investment advisory agreements with respect to each Fund, the Board considered that the Restructuring Transaction relates solely to Aston and would have no impact on the nature, extent and quality of services provided by the Subadvisers. The Board also considered that the terms of the sub-investment advisory agreements, including the fees payable to the Subadvisers, would not change in connection with the Restructuring Transaction. The Board also considered that the Funds will not bear any of the costs relating to the Restructuring Transaction, including the costs of preparing, printing and mailing a proxy statement to shareholders of the Funds and related solicitation expenses. The Board considered that it had recently approved or renewed each sub-investment advisory agreement pursuant to an extensive annual renewal process that concluded at its December 2013 meeting or pursuant to an extensive initial contract approval process in the last year. The Board also determined that it was appropriate to take into consideration the extensive information received throughout the year regarding performance and operating results of the Funds. The Board concluded, based upon all of these considerations, along with the conclusions the Board reached with respect to the most recent approval or renewal of each sub-investment advisory agreement, that it need not reconsider all of the factors that it would typically consider in connection with an initial contract approval or contract renewal.

Based upon its evaluation of all information and factors it deemed relevant and assisted by the advice of independent legal counsel, the Board, including all of the Independent Trustees, concluded that a new sub-investment advisory agreement between Aston and the current sub-adviser with respect to each Fund should be approved.

Disclosure of Fund Expenses: We believe it is important for you to understand the impact of fees regarding your investment. All mutual funds have operating expenses. As a shareholder of a mutual fund, you incur ongoing costs, which include costs for

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portfolio management, administrative services, and shareholder reports (like this one), among others. Operating expenses, which are deducted from a fund’s gross income, directly reduce the investment return of the fund. A fund’s expenses are expressed as a percentage of its average daily net assets. This figure is known as the expense ratio. The following examples are intended to help you understand the ongoing fees (in dollars) of investing in your Fund and to compare these costs with those of other mutual funds. The examples are based on an investment of $1,000 made at the beginning of the period shown and held for the entire period.

The below table illustrates each Fund’s costs in two ways:

Actual Fund Return: This section helps you to estimate the actual expenses, after any applicable fee waivers, that you paid over the period. The “Ending Account Value” shown is derived from the Fund’s actual return for the past six-month period, the “Expense Ratio” column shows the period’s annualized expense ratio, and the “Expenses Paid During Period” column shows the dollar amount that would have been paid by an investor who started with $1,000 in the Fund at the beginning of the period. You may use the information here, together with your account value, to estimate the expenses that you paid over the period. To do so, simply divide your account value by $1,000 (for example, an $8,600 account value divided by $1,000 = 8.6), then multiply the result by the number given for your Fund in the first line under the heading entitled “Expenses Paid During Period.”

Hypothetical 5% Return: This section is intended to help you compare your Fund’s costs with those of other mutual funds. It assumes that the Fund had an annual return of 5% before expenses, but that the expense ratio is unchanged. In this case, because the return used is not the Fund’s actual return, the results do not apply to your investment. This example is useful in making comparisons to other mutual funds because the SEC requires all mutual funds to calculate expenses based on an assumed 5% annual return. You can assess your Fund’s costs by comparing this hypothetical example with the hypothetical examples that appear in shareholder reports of other funds.

Please note that the expenses shown in the table are meant to highlight and help you compare your ongoing costs only and do not reflect any transactional costs such as sales charges (loads) and redemption fees, which are described in the prospectus. If these costs were applied to your account, your costs would be higher.

	Beginning Account Value 11/1/13	Ending Account Value 4/30/14	Expense Ratio(1)	Expenses Paid During Period(2)
Montag & Caldwell Growth Fund
Actual Fund Return
Class N	$1,000	$1,046.50	1.03%	$5.23
Class I	1,000	1,047.60	0.78%	3.96
Class R	1,000	1,045.20	1.28%	6.49
Hypothetical 5% Return
Class N	$1,000	$1,019.69	1.03%	$5.16
Class I	1,000	1,020.93	0.78%	3.91
Class R	1,000	1,018.45	1.28%	6.41

	Beginning Account Value 11/1/13	Ending Account Value 4/30/14	Expense Ratio(1)	Expenses Paid During Period(2)
TAMRO Diversified Equity Fund
Actual Fund Return
Class N	$1,000	$1,061.90	1.20%	$6.13
Class I	1,000	1,063.80	0.95%	4.86
Hypothetical 5% Return
Class N	$1,000	$1,018.84	1.20%	$6.01
Class I	1,000	1,020.08	0.95%	4.76
Herndon Large Cap Value Fund
Actual Fund Return
Class N	$1,000	$1,097.50	1.30%	$6.76
Class I	1,000	1,098.70	1.05%	5.46
Hypothetical 5% Return
Class N	$1,000	$1,018.35	1.30%	$6.51
Class I	1,000	1,019.59	1.05%	5.26
Cornerstone Large Cap Value Fund
Actual Fund Return
Class N	$1,000	$1,086.70	1.30%	$6.73
Class I	1,000	1,086.80	1.05%	5.43
Hypothetical 5% Return
Class N	$1,000	$1,018.35	1.30%	$6.51
Class I	1,000	1,019.59	1.05%	5.26
River Road Dividend All Cap Value Fund
Actual Fund Return
Class N	$1,000	$1,039.40	1.09%	$5.51
Class I	1,000	1,040.70	0.84%	4.25
Hypothetical 5% Return
Class N	$1,000	$1,019.39	1.09%	$5.46
Class I	1,000	1,020.63	0.84%	4.21
River Road Dividend All Cap Value Fund II
Actual Fund Return
Class N	$1,000	$1,039.50	1.30%	$6.57
Class I	1,000	1,040.70	1.05%	5.31
Hypothetical 5% Return
Class N	$1,000	$1,018.35	1.30%	$6.51
Class I	1,000	1,019.59	1.05%	5.26
Fairpointe Mid Cap Fund
Actual Fund Return
Class N	$1,000	$1,105.20	1.10%	$5.74
Class I	1,000	1,106.60	0.85%	4.44
Hypothetical 5% Return
Class N	$1,000	$1,019.34	1.10%	$5.51
Class I	1,000	1,020.58	0.85%	4.26
Montag & Caldwell Mid Cap Growth Fund
Actual Fund Return
Class N	$1,000	$1,049.00	1.25%	$6.35
Hypothetical 5% Return
Class N	$1,000	$1,018.60	1.25%	$6.26
LMCG Small Cap Growth Fund
Actual Fund Return
Class N	$1,000	$1,027.70	1.35%	$6.79
Class I	1,000	1,028.60	1.10%	5.53
Hypothetical 5% Return
Class N	$1,000	$1,018.10	1.35%	$6.76
Class I	1,000	1,019.34	1.10%	5.51
Silvercrest Small Cap Fund
Actual Fund Return
Class N	$1,000	$1,025.50	1.40%	$7.03
Class I	1,000	1,026.50	1.15%	5.78
Hypothetical 5% Return
Class N	$1,000	$1,017.85	1.40%	$7.00
Class I	1,000	1,019.09	1.15%	5.76

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	Beginning Account Value 11/1/13	Ending Account Value 4/30/14	Expense Ratio(1)	Expenses Paid During Period(2)
TAMRO Small Cap Fund
Actual Fund Return
Class N	$1,000	$954.70	1.31%	$6.35
Class I	1,000	955.80	1.06%	5.14
Hypothetical 5% Return
Class N	$1,000	$1,018.30	1.31%	$6.56
Class I	1,000	1,019.54	1.06%	5.31
River Road Select Value Fund
Actual Fund Return
Class N	$1,000	$1,001.10	1.45%	$7.19
Class I	1,000	1,002.20	1.20%	5.96
Hypothetical 5% Return
Class N	$1,000	$1,017.60	1.45%	$7.25
Class I	1,000	1,018.84	1.20%	6.01
River Road Small Cap Value Fund
Actual Fund Return
Class N	$1,000	$1,014.30	1.33%	$6.64
Class I	1,000	1,015.60	1.08%	5.40
Hypothetical 5% Return
Class N	$1,000	$1,018.20	1.33%	$6.66
Class I	1,000	1,019.44	1.08%	5.41
River Road Independent Value Fund(3)
Actual Fund Return
Class N	$1,000	$1,021.20	1.42%	$7.12
Class I	1,000	1,021.90	1.17%	5.87
Hypothetical 5% Return
Class N	$1,000	$1,017.75	1.42%	$7.10
Class I	1,000	1,018.99	1.17%	5.86
DoubleLine Core Plus Fixed Income Fund
Actual Fund Return
Class N	$1,000	$1,026.50	0.94%	$4.72
Class I	1,000	1,027.80	0.69%	3.47
Hypothetical 5% Return
Class N	$1,000	$1,020.13	0.94%	$4.71
Class I	1,000	1,021.37	0.69%	3.46
TCH Fixed Income Fund
Actual Fund Return
Class N	$1,000	$1,029.30	0.94%	$4.73
Class I	1,000	1,030.60	0.69%	3.47
Hypothetical 5% Return
Class N	$1,000	$1,020.13	0.94%	$4.71
Class I	1,000	1,021.37	0.69%	3.46
Lake Partners LASSO Alternatives Fund(3)
Actual Fund Return
Class N	$1,000	$1,033.50	1.45%	$7.31
Class I	1,000	1,034.90	1.20%	6.05
Hypothetical 5% Return
Class N	$1,000	$1,017.60	1.45%	$7.25
Class I	1,000	1,018.84	1.20%	6.01
Anchor Capital Enhanced Equity Fund(3)
Actual Fund Return
Class N	$1,000	$1,009.10	1.21%	$6.03
Class I	1,000	1,010.30	0.96%	4.79
Hypothetical 5% Return
Class N	$1,000	$1,018.79	1.21%	$6.06
Class I	1,000	1,020.03	0.96%	4.81
River Road Long-Short Fund(4)
Actual Fund Return
Class N	$1,000	$980.10	1.70%	$8.35
Class I	1,000	981.80	1.45%	7.12
Hypothetical 5% Return
Class N	$1,000	$1,016.36	1.70%	$8.50
Class I	1,000	1,017.60	1.45%	7.25

	Beginning Account Value 11/1/13	Ending Account Value 4/30/14	Expense Ratio(1)	Expenses Paid During Period(2)
Barings International Fund
Actual Fund Return
Class N	$1,000	$1,017.10	1.40%	$7.00
Class I	1,000	1,019.60	1.15%	5.76
Hypothetical 5% Return
Class N	$1,000	$1,017.85	1.40%	$7.00
Class I	1,000	1,019.09	1.15%	5.76
Guardian Capital Global Dividend Fund(5)
Actual Fund Return
Class N	$1,000	$1,035.00	1.30%	$0.62
Class I	1,000	1,035.00	1.05%	0.50
Hypothetical 5% Return
Class N	$1,000	$1,018.35	1.30%	$6.51
Class I	1,000	1,019.59	1.05%	5.26
LMCG Emerging Markets Fund
Actual Fund Return
Class N	$1,000	$961.80	1.65%	$8.03
Class I	1,000	963.70	1.40%	6.82
Hypothetical 5% Return
Class N	$1,000	$1,016.61	1.65%	$8.25
Class I	1,000	1,017.85	1.40%	7.00
Pictet International Fund(6)
Actual Fund Return
Class N	$1,000	$1,019.00	1.40%	$0.66
Class I	1,000	1,019.00	1.15%	0.54
Hypothetical 5% Return
Class N	$1,000	$1,017.85	1.40%	$7.00
Class I	1,000	1,019.09	1.15%	5.76
Harrison Street Real Estate Fund
Actual Fund Return
Class N	$1,000	$1,045.00	1.37%	$6.95
Class I	1,000	1,046.10	1.12%	5.68
Hypothetical 5% Return
Class N	$1,000	$1,018.00	1.37%	$6.85
Class I	1,000	1,019.24	1.12%	5.61
Montag & Caldwell Balanced Fund
Actual Fund Return
Class N	$1,000	$1,032.70	1.20%	$6.05
Class I	1,000	1,033.30	1.10%	5.55
Hypothetical 5% Return
Class N	$1,000	$1,018.84	1.20%	$6.01
Class I	1,000	1,019.34	1.10%	5.51

(1)	Annualized, based on the Fund’s most recent fiscal half-year expenses.

(2)	Expenses are equal to the Fund’s annualized expense ratio multiplied by the average account value over the period, multiplied by the number of days in the most recent fiscal half-year (181) or partial year, if applicable, for the actual return and multiplied by the most recent fiscal half-year for the hypothetical 5% return, then divided by 365. Expense ratios do not include interest expense, if applicable.

(3)	Earnings Credit did not affect the six months expense ratio for the six months ended April 30, 2014, except for the River Road Independent Value Fund. If included, your annualized expense ratios for the River Road Independent Value Fund would be 1.41% and 1.16% for Class N and Class I, respectively and your actual and hypothetical expenses paid during the period would be $7.07 and $7.05 and $5.82 and $5.81 for Class N and Class I, respectively.

(4)	Excludes interest expense and dividends on short positions. If included, your annualized expense ratios would be 2.49% and 2.24% for Class N and Class I, respectively and your actual and hypothetical expenses paid during the period would be $12.22 and $12.42 and $11.01 and $11.18 for Class N and Class I, respectively.

(5)	The inception date for the Guardian Capital Global Dividend Fund Class N and I is April 14, 2014.

(6)	The inception date for the Pictet International Fund Class N and I is April 14, 2014.

160

Aston Funds

ADVISER

Aston Asset Management, LP

120 N. LaSalle Street, 25th Floor

Chicago, IL 60602

SUBADVISERS

Anchor Capital Advisors LLC

One Post Office Square, Suite 3850

Boston, MA 02109

Baring International Investment Limited

155 Bishopsgate

London, EC2M 3XY UK

Cornerstone Investment Partners, LLC

Phipps Tower

3438 Peachtree Road NE, Suite 900

Atlanta, GA 30326

DoubleLine Capital LP

333 South Grand Avenue, Suite 1800

Los Angeles, CA 90071

Fairpointe Capital LLC

One North Franklin, Suite 3300

Chicago, IL 60606

Guardian Capital LP

199 Bay Street, Suite 3100

Toronto, ON, M5L 1E8

Harrison Street Securities, LLC

71 South Wacker Drive, Suite 3575

Chicago, IL 60606

Herndon Capital Management, LLC

191 Peachtree Street, NE, Suite 2500

Atlanta, GA 30303

Lake Partners, Inc.

4 High Ridge Park, Suite 300

Stamford, CT 06905

Lee Munder Capital Group, LLC

200 Clarendon Street, 28th Floor

Boston, MA 02116

SUBADVISERS - continued

Montag & Caldwell, LLC

3455 Peachtree Road NE, Suite 1200

Atlanta, GA 30326

Pictet Asset Management Limited

120 London Wall

London, EC2Y 5ET UK

River Road Asset Management, LLC

Meidinger Tower, Suite 1600

462 South Fourth Street

Louisville, KY 40202

Silvercrest Asset Management Group LLC

1330 Avenue of the Americas, 38th Floor

New York, NY 10019

TAMRO Capital Partners LLC

1701 Duke St., Suite 250

Alexandria, VA 22314

Taplin, Canida & Habacht LLC

1001 Brickell Bay Drive, Suite 2100

Miami, FL 33131

SHAREHOLDER SERVICES

Aston Funds

P.O. Box 9765

Providence, RI 02940

DISTRIBUTOR

Foreside Funds Distributors LLC

400 Berwyn Park

899 Cassatt Road

Berwyn, PA 19312

OFFICERS

Stuart D. Bilton, President and Chief Executive Officer

Gerald F. Dillenburg, Senior Vice President and Secretary, Chief Operating Officer and Chief Compliance Officer

Laura M. Curylo, Treasurer and Chief Financial Officer

Juli A. Braun, Assistant Treasurer

Michael A. Cozzi, Assistant Treasurer

James A. Dimmick, Assistant Secretary

Marc J. Peirce, Assistant Secretary

Diana R. Podgorny, Assistant Secretary

CUSTODIAN

The Bank of New York Mellon

One Wall Street

New York, New York 10286

LEGAL COUNSEL

Vedder Price P.C.

222 N. LaSalle Street

Chicago, IL 60601

INDEPENDENT REGISTERED PUBLIC ACCOUNTING FIRM

Ernst & Young LLP

155 N. Wacker Drive

Chicago, IL 60606

THE STATEMENT OF ADDITIONAL INFORMATION INCLUDES ADDITIONAL INFORMATION ABOUT FUND TRUSTEES AND IS AVAILABLE UPON REQUEST WITHOUT CHARGE BY CALLING 800-992-8151.

161

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Guide to Shareholder Benefits

We’re delighted to offer all Aston Funds shareholders a variety of services and convenient options. To receive more information about any of these benefits, simply call an Investor Services Associate Monday through Friday, 9 a.m. – 7 p.m. Eastern Time.

THE EASY WAY TO ADD TO YOUR ACCOUNT: START AN AUTOMATIC INVESTMENT PLAN

For Class N shareholders, systematic investing is an easy, effortless way to help reach any investment goal. Just choose a fixed amount, and we’ll automatically deduct it from your checking or savings account on a regular schedule and invest it in your Aston Funds account. Periodic investment plans involve continuous investments in securities regardless of price. You should consider your financial ability to continue to purchase shares through periods of both high and low price levels. This plan does not assure a profit and does not protect against loss in declining markets.

COMPOUND YOUR EARNINGS WITH AUTOMATIC DIVIDEND REINVESTMENT

By automatically reinvesting dividends into your Fund account, profits have the opportunity to mount. Monthly and quarterly dividends and annual capital gain distributions are reinvested at no charge.

ACCESS INFORMATION AND MAKE TRANSACTIONS ONLINE AT OUR WEBSITE

You can open a new account, access account balances, view statements, obtain fund information, and make transactions online 24 hours a day, 7 days a week.

www.astonfunds.com

Our Automated Shareholder Services Line Is at Your Service 24 Hours a Day
800-992-8151

Investor Services

Associates are available to assist you Monday – Friday 9 a.m. to 7 p.m., Eastern Time. Or, call any time, day or night, for automated account information to make exchanges or check fund performance.

Aston Funds

P.O. Box 9765

Providence, RI 02940

ATSEM 14

Item 2. Code of Ethics.

Not applicable.

Item 3. Audit Committee Financial Expert.

Not applicable.

Item 4. Principal Accountant Fees and Services.

Not applicable.

Item 5. Audit Committee of Listed registrants.

Not applicable.

Item 6. Investments.

(a)	Schedule of Investments in securities of unaffiliated issuers as of the close of the reporting period is included as part of the report to shareholders filed under Item 1 of this form.

(b)	Not applicable.

Item 7.	Disclosure of Proxy Voting Policies and Procedures for Closed-End Management Investment Companies.

Not applicable.

Item 8. Portfolio Managers of Closed-End Management Investment Companies.

Not applicable.

Item 9.	Purchases of Equity Securities by Closed-End Management Investment Company and Affiliated Purchasers.

Not applicable.

Item 10. Submission of Matters to a Vote of Security Holders.

There have been no material changes to the procedures by which the shareholders may recommend nominees to the registrant’s board of directors, where those changes were implemented after the registrant last provided disclosure in response to the requirements of Item 407(c)(2)(iv) of Regulation S-K (17 CFR 229.407) (as required by Item 22(b)(15) of Schedule 14A (17 CFR 240.14a-101)), or this Item.

Item 11. Controls and Procedures.

(a)

The registrant’s principal executive and principal financial officers, or persons performing similar functions, have concluded that the registrant’s disclosure controls and procedures (as defined in Rule 30a-3(c) under the Investment Company Act of 1940, as amended (the “1940 Act”) (17 CFR 270.30a-3(c))) are effective, as of a date within 90 days of the filing date of the report that includes the disclosure required by this paragraph, based on their evaluation of these controls and procedures required by Rule 30a-3(b) under the 1940 Act (17 CFR 270.30a-3(b)) and Rules 13a-15(b) or 15d-15(b) under the Securities Exchange Act of 1934, as amended (17 CFR 240.13a-15(b) or 240.15d-15(b)).

(b)

There were no changes in the registrant’s internal control over financial reporting (as defined in Rule 30a-3(d) under the 1940 Act (17 CFR 270.30a-3(d)) that occurred during the registrant’s second fiscal quarter of the period covered by this report that has materially affected, or is reasonably likely to materially affect, the registrant’s internal control over financial reporting.

Item 12. Exhibits.

(a)(1)	Not applicable.

(a)(2)	Certifications pursuant to Rule 30a-2(a) under the 1940 Act and Section 302 of the Sarbanes-Oxley Act of 2002 are attached hereto.

(a)(3)	Not applicable.

(b)	Certifications pursuant to Rule 30a-2(b) under the 1940 Act and Section 906 of the Sarbanes-Oxley Act of 2002 are attached hereto.

SIGNATURES

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, the registrant has duly caused this report to be signed on its behalf by the undersigned, thereunto duly authorized.

(Registrant)	Aston Funds

By (Signature and Title)*	/s/ Stuart D. Bilton
Stuart D. Bilton, Chief Executive Officer and President
(principal executive officer)

Date	June 30, 2014

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, this report has been signed below by the following persons on behalf of the registrant and in the capacities and on the dates indicated.

By (Signature and Title)*	/s/ Stuart D. Bilton
Stuart D. Bilton, Chief Executive Officer and President
(principal executive officer)

Date	June 30, 2014

By (Signature and Title)*	/s/ Laura M. Curylo
Laura M. Curylo, Treasurer and Chief Financial Officer
(principal financial officer)

Date	June 30, 2014

* Print the name and title of each signing officer under his or her signature.